[GRAPHIC:  PHOTO OF TRAFFIC CLOVERLEAF]      Nations Short-Term
                                             Municipal Income Fund

                                             Nations Intermediate
                                             Municipal Bond Fund

                                             Nations Municipal
                                             Income Fund

                                             Nations CA Municipal
                                             Bond Fund

                                             Nations FL Intermediate
                                             Municipal Bond Fund

                                             Nations FL Municipal
                                             Bond Fund

                                             Nations GA Intermediate
                                             Municipal Bond Fund

                                             Nations GA Municipal
                                             Bond Fund

                                             Nations MD Intermediate
                                             Municipal Bond Fund

                                             Nations MD Municipal
                                             Bond Fund

                                             Nations NC Intermediate
                                             Municipal Bond Fund

                                             Nations NC Municipal
                                             Bond Fund

                                             Nations SC Intermediate
                                             Municipal Bond Fund

                                             Nations SC Municipal
                                             Bond Fund

                                             Nations TN Intermediate
                                             Municipal Bond Fund

                                             Nations TN Municipal
                                             Bond Fund

                                             Nations TX Intermediate
                                             Municipal Bond Fund

                                             Nations TX Municipal
                                             Bond Fund

                                             Nations VA Intermediate
                                             Municipal Bond Fund

                                             Nations VA Municipal
                                             Bond Fund




MUNICIPAL
BOND FUNDS

ANNUAL REPORT FOR THE YEAR
ENDED MARCH 31, 2000


                                   [NATIONS FUNDS LOGO]

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment adviser: Banc of America Advisors, Inc.

NOT FDIC INSURED              MAY LOSE VALUE                NO BANK GUARANTEE

PRESIDENTS' MESSAGE
                           Dear Shareholder:

                           As we report on the past 12 months ending March 31, 2000, we need to remind ourselves of two major investment tenets -- diversification and investing for the long term. Keep these points in mind as we take a look back at the past year and where we are today.

                           THE YEAR IN REVIEW
                           For most of 1999, the threat of Y2K was on everyone's minds. Many companies in the U.S. and around the world went to great lengths to make sure that computer systems were compliant and ready to "squash" the Y2K bug. Fortunately, we entered the 21st century relatively unscathed. But in the months that led up to the year 2000 and in the first quarter of the new year, the markets have put on quite a show. We've seen an unusual level of volatility and it doesn't look like things are going to calm down any time soon.

                           While large-company stocks continued to perform well in 1999 and into 2000, markets began to broaden with small and mid-size company stocks staging turnarounds and actually outperforming large-company stocks. The Standard & Poor's 500 Composite Stock Price Index was up 17.94% for the 12 months ending March 31, 2000, while the S&P MidCap 400 Index and Russell 2000 Index were up 38.20% and 37.29%, respectively.* Value stocks also regained some ground during the period after several quarters of underperformance versus growth stocks.

                           International markets also showed new life in 1999 and into 2000, especially in Asia where it's been a long recovery since the Asian "malaise" began in 1997. The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index gained 25.09% for the 12 months ending March 31, 2000, thanks in large part to the economic recovery in Japan.**

                           MARKET MAYHEM
                           As of late, we have witnessed wild swings in the U.S. stock markets, setting new milestones for one-day gains and losses. It's a tumultuous time in the markets and now, more than ever, it's important to remember that one key to a successful investment strategy is diversification. Investing in a number of sectors allows you to take advantage of those sectors that are in favor today, and those that may be in favor tomorrow. And, as shown by how quickly the markets have rebounded from these dramatic highs and lows, you need to remember to stay focused on long-term goals. Investing takes discipline and a conviction to hold true to your long-term objectives. As we've said before, investors that took themselves out of the market based on short-term volatility and Y2K fears lost out on potential gains in their investments during that time and face possible tax implications and fees as a result of their withdrawal. It's true that over the long term, the market has trended upward. While there is no assurance that this trend will continue, the advantages of long-term investing are clear.

                           *The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. The Standard & Poor's MidCap 400 Index is a market-value weighted index that measures the market value of 400 domestic stocks chosen for market size, liquidity, and industry representation. It is unmanaged and unavailable for investment. The Russell 2000 Index is an unmanaged capitalization-weighted index that tracks the performance of 2000 small company stocks. It is unavailable for investment.

                           **The Morgan Stanley Capital International Europe, Australasia and Far East Index is an unmanaged, capitalization-weighted index that tracks stocks traded in twenty countries in Europe, Australia, and the Far East. It is unavailable for investment.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS' MESSAGE CONTINUED...

                           At Nations Funds, we firmly believe in the value of advice, especially in times of uncertainty. An investment professional can keep you abreast of current market conditions and work with you to determine the best strategy for surviving short-term volatility and successfully reaching your long-term goals.

                           WHAT'S NEW AT NATIONS FUNDS
                           In its continuing effort to provide world-class investment management, Bank of America reorganized a number of internal investment management units into Banc of America Capital Management, Inc. (BACAP). Focusing on both equity and fixed income funds, this Nations Funds Manager of Distinction(SM) is responsible for the portfolio management of more than 40 Nations Funds. This entity was developed to synergize research and investment capabilities into a premier investment management organization. And the media has taken notice. You may have seen BACAP investment professionals regularly featured on programs on CNBC and CNNfn. When the media looks to the industry for expert analysis, they are now turning regularly to the investment professionals of BACAP.

                           In addition to the changes at BACAP, we enhanced our investment management expertise with the addition of MacKay Shields LLC as our newest Manager of Distinction to manage Nations High Yield Bond Fund, which debuted in February. The Fund rounds out our line of fixed income fund offerings. On the equity side, we launched a new Fund for a new era -- Nations Marsico 21st Century Fund. This latest offering managed by Marsico Capital Management, LLC is positioned to invest in companies of any size that are changing the way the world does business.

                           Not only are new products important to us. Quality shareholder service continues to be of utmost importance. We were recognized by DALBAR, Inc. -- an independent evaluator of customer service in the mutual fund industry -- with the 1999 Mutual Fund Service Award. This award was given to us in recognition of our commitment to provide shareholders with the highest level of client service in the mutual fund industry. We will strive to maintain this level of excellence throughout 2000 and beyond.

                           We are excited about our growth over the past year and the opportunities ahead of us. Should you have any questions or comments on your annual report, please contact your investment professional or call us at 1.800.321.7854. You can also visit us online at www.nations-funds.com.

                           Thank you for being a part of the Nations Funds family.

                           Sincerely,

                           /s/ A. Max Walker
                           A. MAX WALKER
                           PRESIDENT AND CHAIRMAN OF THE BOARD
                           NATIONS FUNDS
                                                  /s/ Robert H. Gordon
                                                  ROBERT H. GORDON
                                                  PRESIDENT
                                                  BANC OF AMERICA ADVISORS, INC.

                           March 31, 2000

TABLE OF CONTENTS

                                     NATIONS FUNDS SPECTRUM                                          2
                                     ECONOMIC OVERVIEW                                               3
                                     MUNICIPAL BOND MARKET OVERVIEW                                  5
                                     PORTFOLIO COMMENTARY
                                     Nations Short-Term Municipal Income Fund                        6
                                     Nations Intermediate Municipal Bond Fund                       10
                                     Nations Municipal Income Fund                                  14
                                     Nations CA Municipal Bond Fund                                 18
                                     Nations FL Intermediate Municipal Bond Fund                    22
                                     Nations FL Municipal Bond Fund                                 26
                                     Nations GA Intermediate Municipal Bond Fund                    30
                                     Nations GA Municipal Bond Fund                                 35
                                     Nations MD Intermediate Municipal Bond Fund                    40
                                     Nations MD Municipal Bond Fund                                 44
                                     Nations NC Intermediate Municipal Bond Fund                    48
                                     Nations NC Municipal Bond Fund                                 52
                                     Nations SC Intermediate Municipal Bond Fund                    56
                                     Nations SC Municipal Bond Fund                                 60
                                     Nations TN Intermediate Municipal Bond Fund                    64
                                     Nations TN Municipal Bond Fund                                 68
                                     Nations TX Intermediate Municipal Bond Fund                    73
                                     Nations TX Municipal Bond Fund                                 77
                                     Nations VA Intermediate Municipal Bond Fund                    81
                                     Nations VA Municipal Bond Fund                                 85
                                     FINANCIAL STATEMENTS
                                     Statements of net assets                                       89
                                     Statements of operations                                      212
                                     Statements of changes in net assets                           216
                                     Schedules of capital stock activity                           224
                                     Financial highlights                                          244
                                     Notes to financial statements                                 284

                            ------------------------------------------------------------------------------
                                NATIONS FUNDS                          [DALBAR Service Award Seal]
                                RECOGNIZED FOR                         [DALBAR Graphic]
                                OUTSTANDING                            DALBAR, Inc., is a well-respected
                                CUSTOMER SERVICE                       research firm that measures
                                                                       customer service levels and
                                IN RECOGNITION OF ITS COMMITMENT TO    establishes benchmarks in the
                                PROVIDE SHAREHOLDERS WITH THE          financial services industry.
                                HIGHEST LEVEL OF CUSTOMER SERVICE
                                IN THE MUTUAL FUND INDUSTRY,
                                NATIONS FUNDS RECEIVED THE DALBAR
                                MUTUAL FUND SERVICE AWARD IN 1999.
                            ------------------------------------------------------------------------------

THE NATIONS FUNDS FAMILY OF FUNDS
As of March 31, 2000


LOWER RISK/REWARD POTENTIAL

MONEY MARKET FUNDS
Nations Prime Fund
Nations Cash Reserves
Nations Money Market Reserves
Nations Government Money Market Fund
Nations Government Reserves
Nations Treasury Fund
Nations Treasury Reserves
Nations Tax Exempt Fund
Nations Municipal Reserves
Nations California Tax-Exempt Reserves


FIXED INCOME FUNDS
INCOME FUNDS
Nations High Yield Bond Fund
Nations Strategic Income Fund
Nations U.S. Government Bond Fund
Nations Government Securities Fund
Nations Investment Grade Bond Fund
Nations Intermediate Bond Fund
Nations Short-Intermediate Government Fund
Nations Short-Term Income Fund

TAX-EXEMPT INCOME FUNDS
Nations Municipal Income Fund
Nations State-Specific Long-Term Municipal
Bond Funds (CA, FL, GA,
MD, NC, SC, TN, TX, VA)
Nations Intermediate Municipal Bond Fund
Nations State-Specific Intermediate Municipal
Bond Funds (FL, GA, MD,
NC, SC, TN, TX, VA)
Nations Short-Term Municipal Income Fund


DOMESTIC EQUITY FUNDS
GROWTH FUNDS
Nations Small Company Fund
Nations MidCap Growth Fund
Nations Marsico Focused Equities Fund
Nations Disciplined Equity Fund
Nations Capital Growth Fund
Nations Strategic Growth Fund
Nations Blue Chip Fund

GROWTH AND INCOME FUNDS
Nations Marsico Growth & Income Fund
Nations Value Fund
Nations Equity Income Fund
Nations Asset Allocation Fund
Nations Balanced Assets Fund
Nations Convertible Securities Fund


INTERNATIONAL FUNDS
Nations Emerging Markets Fund
Nations International Growth Fund
Nations International Equity Fund
Nations International Value Fund

HIGHER RISK/REWARD POTENTIAL

     INDEX FUNDS
     Nations LargeCap Index Fund
     Nations Managed Index Fund
     Nations SmallCap Index Fund
     Nations Managed SmallCap Value Index Fund
     Nations Managed Value Index Fund

     ASSET ALLOCATION PORTFOLIOS
     Nations LifeGoal Balanced Growth Portfolio
     Nations LifeGoal Growth Portfolio
     Nations LifeGoal Income and Growth Portfolio

ECONOMIC OVERVIEW
BANC OF AMERICA CAPITAL MANAGEMENT*

                           THE YEAR IN REVIEW

                           Both the U.S. economy and stock market scored impressive performances in the year ended March 31, 2000. Our economy launched an unprecedented tenth year of expansion, marking the longest upswing in American history. And the stock market's continued climb reflected favorable short-term fundamentals and a long-term revolution in technology and communications.

                           In the year ended March 31, the Standard & Poor's 500 Composite Stock Price Index advanced by 17.94%. While investors turned in March to some of those economic sectors largely overlooked in the rush to technology, the Nasdaq Composite Index still sparkled with an 86% advance for the past 12 months. A renewed interest in smaller-capitalization stocks also drove the Russell 2000 Index 37% higher as of March 31.**

                           During the past year, U.S. real GDP (gross domestic product) expanded an estimated 5%, while inflation remained subdued. Despite a near tripling in oil costs, consumer prices increased by only 2.4%. Two primary forces deserve credit for this nearly flawless performance. First, U.S. economic policies have spawned an environment conducive to non-inflationary growth. These policies include deficit reduction, monetary discipline, deregulation and free foreign trade. Second, a once-in-a-century wave of innovation has sparked large gains in productivity through advances in the internet, computers and information sharing. These advances in output per hour have restrained inflation and helped companies achieve double-digit profit gains.

                           Economic and stock market advances have continued despite five interest rate hikes enacted by the Federal Reserve Board (the Fed) over the past year. Three of those increases simply reversed the easings triggered by Russia's crisis in 1998. The last two advances in the Federal Funds rate have restored the monetary target to the 6.0% level of 1995. The Fed is attempting to achieve a tempered and sustainable economic growth rate consistent with an ongoing low rate of inflation.

                           The long-term bond market appears confident that the Fed will succeed. The yield on 30-year U.S. Treasury bonds slid below 6.0% by the end of March 2000, reflecting in part the conviction that economic growth will ultimately moderate and that inflation will stay in check. In addition, the Treasury's decision to buy back

                           *Banc of America Capital Management is the investment management group of Bank of America, N.A.
                           and includes Banc of America Capital Management, Inc., investment sub-adviser to many Nations Funds, and other non-bank affiliates of Bank of America.

                           **The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index of 500 widely held common stocks. It is unavailable for investment.

                           The Nasdaq Composite Index tracks the performance of domestic common stocks traded on the regular
                           Nasdaq market as National Market System traded foreign stocks and ADRs. It is unmanaged and unavailable for investment.

                           The Russell 2000 Index is an unmanaged,
                           capitalization-weighted index that tracks the performance of 2000 small company stocks. It is unavailable for investment.

                           Source for all statistical data -- Banc of America Capital Management.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

ECONOMIC OVERVIEW CONTINUED...

                           $30 billion in government debt because of the emergence of sizable federal budget surpluses has been a major force pushing long-term Treasury bond yields lower.

                           The past 12 months have also witnessed the emergence of a global recovery. Much of Asia has rebounded smartly from the scourge of devaluations that began in 1997. Japan's economy has continued to struggle but appears to be on a modest upward track. The new "Eurozone" has moved forward, although growth has been moderate. Even Russia has begun to emerge from the turmoil of 1998. Finally, while parts of Latin America -- such as Venezuela and Argentina -- continue to struggle, Brazil appears to have turned the corner and Mexico has prospered.

                           The major non-event of the year turned out to be the "Y2K" date change. Although computer failures could have wreaked havoc on financial markets and the global economy, extensive investment and preparation by the technology-dependent countries allowed markets to celebrate the new year with barely a hiccup.

                           THE YEAR AHEAD
                           Look for the U.S. economy to continue its expansion during the coming year, with no recession looming on the horizon. We forecast growth to moderate, however, to 3.5% or less over the course of the next 12 months. This pace will be more consistent with a long-term sustainable trend.

                           Inflation should remain constrained. Although low unemployment may cause additional upward pressure on wages and benefits, productivity gains should offset much of that increase. Meanwhile, a step-up in production by oil producing countries should cause energy prices to subside from the peaks reached in early 2000.

                           We also anticipate one or two more interest rate hikes from the Fed as monetary authorities attempt to rein in growth and ensure that the economy does not overheat. Long-term interest rates have already largely incorporated expectations of such additional tightening.

                           The stock market has displayed extreme volatility recently, and large swings are likely to continue. Strong profit growth and moderate interest rates should support a further rise in overall stock prices during the coming year. However, general gains of more than 10% should be more difficult to achieve, especially as the surge in the technology sector has tended to overstate some of the general strength in the market.

                           While the long-term fundamentals underpinning the technology sector remain compelling, a reallocation in portfolios generally has begun. Investors have started to switch from internet, communications, and biotechnology stocks with very high valuations to other market segments with much lower price-to-earnings ratios***. We think this rebalancing of the market is healthy, especially as it involves some broadening in its strength to encompass the financial, consumer noncyclical and industrial sectors of the market. Also, look for investors to continue to discern between internet and other new firms that are likely to be long-term survivors and those that have set up shop with only a concept and a promise.

                           LYNN REASER, PH.D.
                           CHIEF ECONOMIST
                           BANC OF AMERICA CAPITAL MANAGEMENT

                           March 31, 2000

                           ***The price-to-earnings ratio gives investors an idea of how much they are paying for a company's earning power.

MUNICIPAL BOND MARKET OVERVIEW
                           The municipal bond market performed relatively well during the 12-month period ended March 31, 2000, even as the Federal Reserve Board raised short-term interest rates and most types of bonds suffered price losses.

                           For example, while the Lehman 10-Year Municipal Bond Index* posted a positive 0.48% total return for the period, the Lehman 10-year U.S. Treasury Index** experienced a loss of 1.75%. Yields on municipal securities rose, but not as much as Treasury yields. The yield on the AAA-rated 10-year municipal bond increased 0.70% over the period, from 4.30% to 5.00%. The comparable 10-year Treasury bond increased 1.00%, from 5.21% to 6.21%.

                           Overall, the municipal bond market benefited from a lighter supply of new bonds as rising interest rates discouraged issuers from bringing bonds to market, particularly in the last six months of the period. State and local government issuers had advanced their new issuances to earlier in the year in an effort to avoid Y2K related pressures. Municipal bonds outperformed Treasuries in each of the first three quarters of the fiscal year, trailing Treasuries only during the first quarter of 2000, as an unprecedented Treasury buyback program supported the price of Treasury bonds.

                           Creditworthiness of state and local government issuers overall continued to be strong. However, for the first time in five years, hospital bonds underperformed substantially as the financial strength of health care institutions weakened, primarily as a result of reduced federal reimbursements legislated by the Balanced Budget Act of 1997. As a result, many tax-exempt funds with substantial positions in hospital bonds underperformed.

                           Another interesting phenomena in the municipal bond market has been the flattening of the yield curve -- the narrowing of the difference between the yields of shorter-term and longer-term municipal securities. This occurred as the Treasury yield curve not only flattened but also inverted, as shorter-term rates actually rose to levels higher than longer-term rates. The municipal yield curve (securities of between two-years and 30-years in maturity) was 1.50% at the start of the fiscal period, on April 1, 1999. One year later, that spread had narrowed by 1.11%. Historically, a narrowing of the difference between yields of short-term and long-term securities has often been a precursor to a lower level of interest rates. Investors look forward to a cooling of economic growth and the end of Federal Reserve Board's tightening activities.

                           Given the high level of absolute interest rates, we believe the issuance of new municipal bonds will be somewhat restrained for the next 12 months. The widening of the differences in yields of corporate and agency securities over Treasury yields has attracted institutional money away from municipal bonds. These trends should help maintain a balance between supply and demand in the municipal bond market. At the same time, we think concerns about the high valuations in the equity markets should be positive for the demand side of municipal bonds, as individuals may be encouraged to reallocate assets from stocks to less volatile asset classes.

                           MUNICIPAL FIXED INCOME MANAGEMENT TEAM
                           BANC OF AMERICA CAPITAL MANAGEMENT, INC.

                           March 31, 2000

                           *The Lehman 10-Year Municipal Bond Index is a broad-based, unmanaged, total return index composed of investment-grade bonds with maturities of 9 to 12 years. It is unavailable for investment.

                           **The Lehman 10-year U.S. Treasury Index is an unmanaged index composed of the most recently issued 10 year U.S. Treasury Notes.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS SHORT-TERM
MUNICIPAL INCOME FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS SHORT-TERM MUNICIPAL INCOME FUND'S PERFORMANCE FOR
                                         THE 12-MONTH PERIOD ENDED MARCH 31, 2000 AND ITS OUTLOOK FOR
                                         THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower-quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, we aim to limit
The Fund seeks high current income       the Fund's exposure to any single credit or market sector.
exempt from federal income tax           In addition, we use a combination of investment strategies,
consistent with minimal                  including duration management (managing the Fund's
fluctuation of principal.                sensitivity to interest rates), market sector selection and
PERFORMANCE REVIEW                       individual credit reviews. We also seek to limit the
For the 12-month period ended            distribution of capital gains when appropriate. As a
March 31, 2000, Nations Short-Term       short-term portfolio, the Fund maintains an average
Municipal Income Fund Investor A         dollar-weighted maturity of less than three years and a
Shares provided shareholders with        duration between one and one-quarter and two and
a total return of 2.35%.*                three-quarters years.
                                         PLEASE COMMENT ON THE FUND'S PERFORMANCE.**
                                         With a total return of 2.35%, Nations Short-Term Municipal
                                         Income Fund (Investor A Shares) outperformed its peer group, the Lipper Short Municipal Debt Funds Universe, which
                                         returned 1.81% for the 12-month period ended March 31, 2000.
                                         The Fund benefited from an overweighting in higher yield
                                         revenue bonds. This, coupled with a slightly shorter
                                         duration than its peers in a rising interest rate
                                         environment, enabled the Fund to outperform its peer group.
                                         WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET FOR THE
                                         COMING YEAR?
                                         Our overall outlook for the national municipal bond market going forward is generally positive. Long-term AAA-rated
                                         general obligation municipal bonds began the period at a
                                         5.06% yield, rising steadily throughout 1999 to a high of
                                         6.04% in January 2000. By March 2000, long-term yields
                                         reversed course and fell to a 5.69% yield. The persistent
                                         divergence between strong economic growth and benign
                                         inflation data continues to pull the Federal Reserve Board
                                         (the Fed) in two directions. The strong growth data demands that the Fed tighten monetary policy,

                           *The performance shown does not reflect the maximum front-end sales charge of 1.00%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

                           **Lipper Inc. is an independent mutual fund performance monitor. Funds included in the Lipper Short Municipal Debt Funds Universe invest in municipal debt issues with dollar-weighted average maturities of less than three years.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS SHORT-TERM
MUNICIPAL INCOME FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         while the weak inflation data encourages the Fed to remain on hold. As a result, the Fed has taken the cautious stance of gradual increments of 0.25% short-term interest rate
                                         increases. After successive increases in February and in
                                         March, the Federal Funds Rate increased from 5.50% to 6.00%.
                                         The Fed likely will continue its gradual course of 0.25%
                                         rate increases for the next few meetings. As a result,
                                         further declines in long-term yields are unlikely in the
                                         near term.
                                         Secondary market liquidity -- or ease of trading -- should remain a difficult issue in the municipal market as retail investors continue to focus on equities and direct bond
                                         purchases. Improved demand for municipal bond mutual funds is possible as the recent increase in equity market
                                         volatility may shift investor preferences. On the supply
                                         side, new issuance has been significantly lower in early
                                         2000, as higher yields have reduced refunding opportunities for issuers. We estimate that 2000 will end the year with
                                         new issuance down about 15%.
                                         We believe credit quality will remain healthy for
                                         traditional municipal issuers as the strong economy
                                         continues to drive strong increases in state and local tax collection. The health care sector should begin to stabilize as management adjustments and improved pricing power should start to combat the effects of Medicare reimbursement
                                         cutbacks that resulted after the 1997 Balanced Budget
                                         Amendment.

NATIONS SHORT-TERM
MUNICIPAL INCOME FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/00)

[PIE CHART]

Housing                                                                           2.7%
Special tax                                                                       3.3%
Resource recovery                                                                 3.6%
Student loan                                                                      3.8%
Transportation                                                                    5.7%
Prerefunded                                                                      16.8%
Industrial development revenue/Pollution control revenue                         22.9%
Other                                                                            15.5%
Hospital                                                                         13.5%
General obligation                                                               12.2%

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Dauphin County, Pennsylvania, General
                                                                                 Authority, Revenue, (School District
                                                                                 Pooled Financing Program II) Series
                                                                                 1997, (AMBAC Insured), Mandatory Put
                                                                                 09/01/01 @ 100, 4.450% 09/01/32         5.1%
                                                                            -------------------------------------------------
                                                                              2  Kent County, Michigan, Airport
                                                                                 Facilities Revenue, (Kent County
                                                                                 International Airport Project) Series
                                                                                 1995, AMT, Prerefunded 01/01/05 @
                                                                                 102, 6.100% 01/01/25                    4.2%
                                                                            -------------------------------------------------
                                                                              3  Lawrence County, Mississippi, PCR,
                                                                                 (Georgia-Pacific Corporation Project)
                                                                                 Series 1998, 4.300% 12/01/00            4.0%
                                                                            -------------------------------------------------
                                                                              4  Grenada County, Mississippi, Revenue
                                                                                 Refunding, (Georgia-Pacific
                                                                                 Corporation Project) Series 1998,
                                                                                 4.300% 09/01/00                         4.0%
                                                                            -------------------------------------------------
                                                                              5  New Jersey, Health Care Facilities
                                                                                 Funding Authority, Revenue Refunding,
                                                                                 Series 1991A, (FHA Insured),
                                                                                 Prerefunded 02/01/01 @ 102, 6.800%
                                                                                 08/01/19                                3.3%
                                                                            -------------------------------------------------
                                                                              6  New York State, Thruway Authority,
                                                                                 Service Contract Revenue Refunding,
                                                                                 (Local Highway and Bridges Project)
                                                                                 Series 1997, 5.000% 04/01/01            3.2%
                                                                            -------------------------------------------------
                                                                              7  Atlanta, Georgia, Urban Residential
                                                                                 Finance Authority, College Facilities
                                                                                 Revenue, (Morris Brown College
                                                                                 Project) Series 1991, Prerefunded
                                                                                 10/01/05 @ 100, 9.500% 12/01/11         3.2%
                                                                            -------------------------------------------------
                                                                              8  Phoenix, Arizona, Industrial
                                                                                 Development Authority, Single-Family
                                                                                 Mortgage Revenue, Series 1998D,
                                                                                 4.200% 06/01/02                         2.7%
                                                                            -------------------------------------------------
                                                                              9  Baileyville, Maine, PCR,
                                                                                 (Georgia-Pacific Corporation Project)
                                                                                 Series 1998, 4.750% 06/01/05            2.7%
                                                                            -------------------------------------------------
                                                                             10  Fairfax County, Virginia, Economic
                                                                                 Development Authority, Resource
                                                                                 Recovery, Revenue Refunding, Series
                                                                                 1998A, AMT, (AMBAC Insured), 5.950%
                                                                                 02/01/07                                2.5%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2000, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS SHORT-TERM
MUNICIPAL INCOME FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (10/2/93
                                                                                     through
                                                                                     3/31/00)        3.99%     3.83%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Short-Term Municipal Income Fund
                                                from the inception of the share
                                                class. The Lehman 3-Year
                                                Municipal Bond Index is a broad-
                                                based, unmanaged, total return
                                                index composed of investment
                                                grade bonds with maturities of 2
                                                to 3 years. It is unavailable
                                                for investment. The performance
                                                of Primary A, Investor B and
                                                Investor C Shares may vary based
                                                on the differences in sales
                                                loads and fees paid by the
                                                shareholders investing in each
                                                class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                          [CHART LEGEND]

                                                                NATIONS SHORT-TERM MUNICIPAL       LEHMAN 3-YEAR MUNICIPAL BOND
                                                                    INCOME FUND $12,727                   INDEX $13,205
                                                                ----------------------------       ----------------------------
Oct. 2 1993                                                                9900.00                           10000.00
1993                                                                      10005.00                           10092.00
                                                                           9910.00                            9957.00
                                                                           9967.00                           10065.00
                                                                          10051.00                           10160.00
1994                                                                      10032.00                           10161.00
                                                                          10319.00                           10445.00
                                                                          10535.00                           10667.00
                                                                          10664.00                           10894.00
1995                                                                      10840.00                           11062.00
                                                                          10888.00                           11124.00
                                                                          10959.00                           11214.00
                                                                          11109.00                           11362.00
1996                                                                      11271.00                           11554.00
                                                                          11319.00                           11600.00
                                                                          11471.00                           11815.00
                                                                          11644.00                           12017.00
1997                                                                      11783.00                           12187.00
                                                                          11899.00                           12313.00
                                                                          12018.00                           12452.00
                                                                          12198.00                           12699.00
1998                                                                      12317.00                           12822.00
                                                                          12435.00                           12964.00
                                                                          12457.00                           12908.00
                                                                          12528.00                           13036.00
1999                                                                      12601.00                           13074.00
Mar. 31 2000                                                              12727.00                           13205.00

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                                NATIONS SHORT-TERM MUNICIPAL       LEHMAN 3-YEAR MUNICIPAL BOND
                                                                    INCOME FUND $12,856                   INDEX $13,205
                                                                ----------------------------       ----------------------------
Oct. 2 1993                                                               10000.00                           10000.00
1993                                                                      10106.00                           10092.00
                                                                          10010.00                            9957.00
                                                                          10068.00                           10065.00
                                                                          10153.00                           10160.00
1994                                                                      10133.00                           10161.00
                                                                          10423.00                           10445.00
                                                                          10641.00                           10667.00
                                                                          10772.00                           10894.00
1995                                                                      10950.00                           11062.00
                                                                          10998.00                           11124.00
                                                                          11069.00                           11214.00
                                                                          11221.00                           11362.00
1996                                                                      11385.00                           11554.00
                                                                          11434.00                           11600.00
                                                                          11587.00                           11815.00
                                                                          11762.00                           12017.00
1997                                                                      11902.00                           12187.00
                                                                          12020.00                           12313.00
                                                                          12140.00                           12452.00
                                                                          12321.00                           12699.00
1998                                                                      12441.00                           12822.00
                                                                          12561.00                           12964.00
                                                                          12584.00                           12908.00
                                                                          12655.00                           13036.00
1999                                                                      12729.00                           13074.00
Mar. 31 2000                                                              12856.00                           13205.00

   TOTAL RETURN (AS OF 3/31/00)

                                                       INVESTOR A                 INVESTOR B                 INVESTOR C
                                   PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                     9/30/92               10/2/93                    6/7/93                    10/2/93
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                   2.58%          2.35%        1.34%        1.99%       -2.93%         1.57%        0.58%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              4.20%          3.98%        3.64%        3.76%        2.82%         3.60%        3.60%
5 YEARS                              4.49%          4.28%        4.07%        4.08%        3.74%         4.00%        4.00%
SINCE INCEPTION                      4.15%          3.99%        3.83%        3.76%        3.76%         4.05%        4.05%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 1.00%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

NATIONS INTERMEDIATE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS INTERMEDIATE MUNICIPAL BOND FUND'S PERFORMANCE FOR
                                         THE 12-MONTH PERIOD ENDED MARCH 31, 2000 AND ITS OUTLOOK FOR
                                         THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower-quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, we aim to limit
The Fund seeks high current income       the Fund's exposure to any single credit or market sector.
exempt from federal income taxes         In addition, we use a combination of investment strategies,
consistent with moderate                 including duration management (managing the Fund's
fluctuation of principal.                sensitivity to interest rates), market sector selection and
PERFORMANCE REVIEW                       individual credit reviews. We also seek to limit the
For the 12-month period ended            distribution of capital gains when appropriate. As an
March 31, 2000, Nations                  intermediate-term portfolio, the Fund maintains an average
Intermediate Municipal Bond Fund         dollar-weighted maturity of between three and ten years and
Investor A Shares provided               a duration between three and six years.
shareholders with a total return         PLEASE COMMENT ON THE FUND'S PERFORMANCE.**
of -0.49%.*                              With a total return of -0.49%, Nations Intermediate
                                         Municipal Bond Fund (Investor A Shares) performed in line
                                         with its peer group, the Lipper Intermediate Municipal Debt
                                         Funds Universe, which returned -0.46% for the 12-month
                                         period ending March 31, 2000. The Fund benefited from a
                                         conservative duration position, which helped protect
                                         principal as interest rates rose. However, this was offset by underperformance by health care and industrial revenue
                                         bonds during the period.
                                         WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET FOR THE
                                         COMING YEAR?
                                         Our overall outlook for the national municipal bond market going forward is generally positive. Long-term AAA-rated
                                         general obligation municipal bonds began the period at a
                                         5.06% yield, rising steadily throughout 1999 to a high of
                                         6.04% in January 2000. By March 2000, long-term yields
                                         reversed course and fell to a 5.69% yield. The persistent
                                         divergence between strong economic growth and benign
                                         inflation data continues to pull the Federal Reserve Board
                                         (the Fed) in two directions. The strong growth data demands that the Fed tighten monetary policy,

                           *The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

                           **Lipper Inc. is an independent mutual fund performance monitor. Funds included in the Lipper Intermediate Municipal Funds Debt Universe invest in municipal debt issues with dollar-weighted maturities of five to ten years.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS INTERMEDIATE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         while the weak inflation data encourages the Fed to remain on hold. As a result, the Fed has taken the cautious stance of gradual increments of 0.25% short-term interest rate
                                         increases. After successive increases in February and in
                                         March, the Federal Funds Rate increased from 5.50% to 6.00%.
                                         The Fed likely will continue its gradual course of 0.25%
                                         rate increases for the next few meetings. As a result,
                                         further declines in long-term yields are unlikely in the
                                         near term.
                                         Secondary market liquidity -- or ease of trading -- should remain a difficult issue in the municipal market as retail investors continue to focus on equities and direct bond
                                         purchases. Improved demand for municipal bond mutual funds is possible as the recent increase in equity market
                                         volatility may shift investor preferences. On the supply
                                         side, new issuance has been significantly lower in early
                                         2000, as higher yields have reduced refunding opportunities for issuers. We estimate that 2000 will end the year with
                                         new issuance down about 15%.

                                         We believe credit quality will remain healthy for
                                         traditional municipal issuers as the strong economy
                                         continues to drive strong increases in state and local tax collection. The health care sector should begin to stabilize as management adjustments and improved pricing power should start to combat the effects of Medicare reimbursement
                                         cutbacks that resulted after the 1997 Balanced Budget
                                         Amendment.

NATIONS INTERMEDIATE
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/00)

[PIE CHART]

General obligation                                                               25.5%
Other                                                                            11.3%
Hospital                                                                         12.8%
Industrial development revenue/Pollution control revenue                         10.6%
Prerefunded                                                                      10.2%
Student loan                                                                      7.4%
Housing                                                                           7.2%
Electric                                                                          6.4%
Transportation                                                                    4.3%
Water                                                                             4.3%

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Illinois State, Sales Tax Revenue
                                                                                 Refunding, Series 1993S, 6.000%
                                                                                 06/15/03                                1.5%
                                                                            -------------------------------------------------
                                                                              2  Massachusetts State, GO Refunding,
                                                                                 Series 1993C, (AMBAC Insured), 4.950%
                                                                                 08/01/05                                1.5%
                                                                            -------------------------------------------------
                                                                              3  Georgetown County, South Carolina,
                                                                                 PCR Refunding, (International Paper
                                                                                 Company Project) Series 1999A, 5.125%
                                                                                 02/01/12                                1.4%
                                                                            -------------------------------------------------
                                                                              4  Chicago, Illinois, Park District, GO,
                                                                                 Series 1995, 6.600% 11/15/14            1.3%
                                                                            -------------------------------------------------
                                                                              5  Education Loans Inc., South Dakota,
                                                                                 Student Loan Revenue, Series 1998,
                                                                                 AMT, (GTD STD LNS), 4.950% 06/01/10     1.2%
                                                                            -------------------------------------------------
                                                                              6  Washington State, GO Refunding,
                                                                                 Series 1993R-93B, 5.125% 10/01/04       1.2%
                                                                            -------------------------------------------------
                                                                              7  Iowa, Student Loan Liquidity
                                                                                 Corporation, Student Loan Revenue,
                                                                                 (Iowa College Student Aid Project)
                                                                                 Series 1997B, AMT, 4.900% 12/01/05      1.1%
                                                                            -------------------------------------------------
                                                                              8  Courtland, Alabama, Industrial
                                                                                 Development Board, Solid Waste
                                                                                 Disposal Revenue, (Champion
                                                                                 International Corporation Project)
                                                                                 Series 1992, 7.000% 06/01/22            1.1%
                                                                            -------------------------------------------------
                                                                              9  Philadelphia, Pennsylvania, Water and
                                                                                 Wastewater Systems Revenue, Series
                                                                                 1993, (FGIC Insured), 5.500% 06/15/03   1.1%
                                                                            -------------------------------------------------
                                                                             10  Iowa, Student Loan Liquidity
                                                                                 Corporation, Student Loan Revenue
                                                                                 Refunding, Series 1998J, AMT, (AMBAC
                                                                                 Insured), 4.800% 06/01/09               1.0%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2000, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS INTERMEDIATE
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (8/17/93
                                                                                     through
                                                                                     3/31/00)        4.27%     3.75%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Intermediate Municipal Bond Fund
                                                from the inception of the share
                                                class. The Lehman 7-Year
                                                Municipal Bond Index is a broad-
                                                based, unmanaged, total return
                                                index composed of investment
                                                grade bonds with maturities of 7
                                                to 8 years. It is unavailable
                                                for investment. The performance
                                                of Primary A, Investor B and
                                                Investor C Shares may vary based
                                                on the differences in sales
                                                loads and fees paid by the
                                                shareholders investing in each
                                                class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                               NATIONS INTERMEDIATE MUNICIPAL      LEHMAN 7-YEAR MUNICIPAL BOND
                                                                     BOND FUND $12,753                    INDEX $14,006
                                                               ------------------------------      ----------------------------
Aug. 17 1993                                                                9675                              10000
                                                                            9857                              10289
1993                                                                        9978                              10413
                                                                            9570                              10021
                                                                            9620                              10126
                                                                            9656                              10223
1994                                                                        9501                              10125
                                                                           10066                              10658
                                                                           10310                              10960
                                                                           10569                              11273
1995                                                                       10882                              11557
                                                                           10813                              11515
                                                                           10870                              11566
                                                                           11072                              11773
1996                                                                       11299                              12061
                                                                           11290                              12048
                                                                           11602                              12379
                                                                           11858                              12710
1997                                                                       12108                              12987
                                                                           12194                              13146
                                                                           12337                              13298
                                                                           12666                              13720
1998                                                                       12744                              13806
                                                                           12818                              13923
                                                                           12608                              13687
                                                                           12610                              13799
1999                                                                       12556                              13786
Mar. 31 2000                                                               12753                              14006

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                               NATIONS INTERMEDIATE MUNICIPAL      LEHMAN 7-YEAR MUNICIPAL BOND
                                                                     BOND FUND $13,181                    INDEX $14,006
                                                               ------------------------------      ----------------------------
Aug. 17 1993                                                               10000                              10000
                                                                           10188                              10289
1993                                                                       10313                              10413
                                                                            9891                              10021
                                                                            9943                              10126
                                                                            9981                              10223
1994                                                                        9820                              10125
                                                                           10404                              10658
                                                                           10656                              10960
                                                                           10924                              11273
1995                                                                       11248                              11557
                                                                           11176                              11515
                                                                           11235                              11566
                                                                           11444                              11773
1996                                                                       11679                              12061
                                                                           11669                              12048
                                                                           11992                              12379
                                                                           12257                              12710
1997                                                                       12516                              12987
                                                                           12604                              13146
                                                                           12752                              13298
                                                                           13092                              13720
1998                                                                       13172                              13806
                                                                           13248                              13923
                                                                           13031                              13687
                                                                           13033                              13799
1999                                                                       12977                              13786
Mar. 31 2000                                                               13181                              14006

   TOTAL RETURN (AS OF 3/31/00)

                                                       INVESTOR A                 INVESTOR B                 INVESTOR C
                                   PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                     7/30/93               8/17/93                   12/2/93                    11/3/94
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                  -0.27%         -0.49%       -3.77%       -1.18%       -4.03%        -1.19%       -2.14%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              4.36%          4.15%        3.00%        3.54%        3.24%         3.68%        3.68%
5 YEARS                              5.06%          4.85%        4.16%        4.36%        4.36%         4.42%        4.42%
SINCE INCEPTION                      4.62%          4.27%        3.75%        3.76%        3.76%         5.31%        5.31%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

NATIONS MUNICIPAL INCOME FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS MUNICIPAL INCOME FUND'S PERFORMANCE FOR THE 12-MONTH
                                         PERIOD ENDED MARCH 31, 2000 AND ITS OUTLOOK FOR THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk and lower-quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, we aim to limit
The Fund seeks high current income       the Fund's exposure to any single credit or market sector.
exempt from federal income tax           In addition, we use a combination of investment strategies,
with the potential for principal         including duration management (managing the Fund's
fluctuation associated with              sensitivity to interest rates), market sector selection and
investments in long-term municipal       individual credit reviews. We also seek to limit the
securities.                              distribution of capital gains when appropriate. As a
PERFORMANCE REVIEW                       long-term portfolio, the Fund maintains an average
For the 12-month period ended            dollar-weighted maturity of greater than seven years and a
March 31, 2000, Nations Municipal        duration of greater than six years.
Income Fund Investor A Shares            PLEASE COMMENT ON THE FUND'S PERFORMANCE.**
provided shareholders with a total       With a total return of -2.28%, Nations Municipal Income Fund
return of -2.28%.*                       (Investor A Shares) slightly outperformed its peer group,
                                         the Lipper General Municipal Debt Funds Universe, which
                                         returned -2.40% for the 12-month period ending March 31,
                                         2000. The Fund benefited from a conservative duration
                                         position, but this was offset as health care and industrial revenue bonds performed relatively poorly during the period.
                                         WHAT IS YOUR OUTLOOK FOR THE MUNICIPAL BOND MARKET FOR THE
                                         COMING YEAR?
                                         Our overall outlook for the national municipal bond market going forward is generally positive. Long-term AAA-rated
                                         general obligation municipal bonds began the period at a
                                         5.06% yield, rising steadily throughout 1999 to a high of
                                         6.04% in January 2000. By March 2000, long-term yields
                                         reversed course and fell to a 5.69% yield. The persistent
                                         divergence between strong economic growth and benign
                                         inflation data continues to pull the Federal Reserve Board
                                         (the Fed) in two directions. The strong growth data demands that the Fed tighten monetary policy, while the weak
                                         inflation data encourages the Fed to remain on hold. As a
                                         result, the Fed has taken the cautious stance of gradual
                                         increments of 0.25% short-term interest rate increases.
                                         After successive increases in February and in March, the

                           *The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

                           **Lipper Inc. is an independent mutual fund performance monitor. Funds included in the Lipper General Municipal Debt Funds Universe invest at least 65% of their assets in municipal debt securities in the top four credit ratings.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS MUNICIPAL INCOME FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         Federal Funds rate increased from 5.50% to 6.00%. The Fed
                                         likely will continue its gradual course of 0.25% rate
                                         increases for the next few meetings. As a result, further
                                         declines in long-term yields are unlikely in the near term.
                                         Secondary market liquidity -- or ease of trading -- should remain a difficult issue in the municipal market as retail investors continue to focus on equities and direct bond
                                         purchases. Improved demand for municipal bond mutual funds is possible as the recent increase in equity market
                                         volatility may shift investor preferences. On the supply
                                         side, new issuance has been significantly lower in early
                                         2000, as higher yields have reduced refunding opportunities for issuers. We estimate that 2000 will end the year with
                                         new issuance down about 15%.
                                         We believe credit quality will remain healthy for
                                         traditional municipal issuers as the strong economy
                                         continues to drive strong increases in state and local tax collection. The health care sector should begin to stabilize as management adjustments and improved pricing power should start to combat the effects of Medicare reimbursement
                                         cutbacks that resulted after the 1997 Balanced Budget
                                         Amendment.

NATIONS MUNICIPAL INCOME FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/00)

[PIE CHART]

Industrial development revenue/Pollution control revenue                           25%
Other                                                                             5.3%
General obligation                                                               17.4%
Prerefunded                                                                      12.5%
Hospital                                                                         11.8%
Housing                                                                           7.1%
Water                                                                             6.2%
Electric                                                                          5.9%
Transportation                                                                    5.1%
Education                                                                         3.7%

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Georgia State, Housing and Finance
                                                                                 Authority, Single-Family Mortgage
                                                                                 Revenue, Series 1999B-2, 6.100%
                                                                                 06/01/31                                1.7%
                                                                            -------------------------------------------------
                                                                              2  Fairfax County, Virginia, Water
                                                                                 Authority, Water Revenue Refunding,
                                                                                 Series 1997, 5.000% 04/01/29            1.6%
                                                                            -------------------------------------------------
                                                                              3  Ohio State, Solid Waste Disposal,
                                                                                 Revenue, (USG Corporation Project)
                                                                                 Series 1997, AMT, 5.600% 08/01/32       1.3%
                                                                            -------------------------------------------------
                                                                              4  Michigan State, Hospital Finance
                                                                                 Authority Revenue, (Henry Ford Health
                                                                                 Systems Project) Series 1999A, 6.000%
                                                                                 11/15/19                                1.3%
                                                                            -------------------------------------------------
                                                                              5  Forsyth, Montana, PCR Refunding,
                                                                                 (Portland General Electric Company
                                                                                 Project) Series 1998A, Mandatory Put
                                                                                 05/01/03 @ 100, 4.600% 05/01/33         1.3%
                                                                            -------------------------------------------------
                                                                              6  Murray City, Utah, Hospital Revenue
                                                                                 Refunding, (IHC Health Services, Inc.
                                                                                 Project) Series 1996, (MBIA Insured),
                                                                                 5.000% 05/15/22                         1.2%
                                                                            -------------------------------------------------
                                                                              7  District of Columbia, Hospital
                                                                                 Revenue Refunding, (Medlantic
                                                                                 Healthcare Group Project) Series
                                                                                 1997A, (MBIA Insured), Prerefunded
                                                                                 08/15/07 @ 102, 5.375% 08/15/15         1.2%
                                                                            -------------------------------------------------
                                                                              8  Georgia State, GO, Series 1998B,
                                                                                 5.500% 07/01/10                         1.1%
                                                                            -------------------------------------------------
                                                                              9  Montgomery County, Ohio, Hospital
                                                                                 Revenue, Series 1999, 6.750% 04/01/22   1.1%
                                                                            -------------------------------------------------
                                                                             10  Anchorage, Alaska, Electric Utilities
                                                                                 Revenue, Senior Lien, Series 1996B,
                                                                                 (MBIA Insured), 5.500% 02/01/26         1.1%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2000, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS MUNICIPAL INCOME FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (2/1/91 through
                                                                                     3/31/00)        6.49%     5.92%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Municipal Income Fund from the
                                                inception of the share class.
                                                The Lehman Municipal Bond Index
                                                is a broad-based, unmanaged,
                                                total return index composed of
                                                8,000 investment grade,
                                                long-term maturity bonds. It is
                                                unavailable for investment. The
                                                performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                               NATIONS MUNICIPAL INCOME FUND       LEHMAN MUNICIPAL BOND INDEX
                                                                          $16,938                            $18,430
                                                               -----------------------------       ---------------------------
Feb. 1 1991                                                                 9525                              10000
1991                                                                       10558                              11065
                                                                           10525                              11098
                                                                           10951                              11519
                                                                           11201                              11825
1992                                                                       11425                              12040
                                                                           11885                              12487
                                                                           12357                              12895
                                                                           12834                              13331
1993                                                                       12948                              13518
                                                                           12089                              12776
                                                                           12189                              12916
                                                                           12196                              13005
1994                                                                       11962                              12820
                                                                           12914                              13726
                                                                           13240                              14057
                                                                           13632                              14460
1995                                                                       14269                              15057
                                                                           14038                              14877
                                                                           14170                              14990
                                                                           14546                              15333
1996                                                                       14911                              15724
                                                                           14854                              15686
                                                                           15374                              16227
                                                                           15857                              16716
1997                                                                       16304                              17169
                                                                           16475                              17366
                                                                           16699                              17630
                                                                           17199                              18171
1998                                                                       17247                              18280
                                                                           17331                              18443
                                                                           16981                              18119
                                                                           16796                              18046
1999                                                                       16507                              17905
Mar. 31 2000                                                               16938                              18430

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                               NATIONS MUNICIPAL INCOME FUND       LEHMAN MUNICIPAL BOND INDEX
                                                                          $17,783                            $18,430
                                                               -----------------------------       ---------------------------
Feb. 1 1991                                                                10000                              10000
1991                                                                       11084                              11065
                                                                           11050                              11098
                                                                           11497                              11519
                                                                           11759                              11825
1992                                                                       11995                              12040
                                                                           12478                              12487
                                                                           12973                              12895
                                                                           13474                              13331
1993                                                                       13594                              13518
                                                                           12691                              12776
                                                                           12797                              12916
                                                                           12804                              13005
1994                                                                       12559                              12820
                                                                           13558                              13726
                                                                           13900                              14057
                                                                           14311                              14460
1995                                                                       14981                              15057
                                                                           14738                              14877
                                                                           14877                              14990
                                                                           15271                              15333
1996                                                                       15654                              15724
                                                                           15595                              15686
                                                                           16141                              16227
                                                                           16648                              16716
1997                                                                       17117                              17169
                                                                           17297                              17366
                                                                           17582                              17630
                                                                           18066                              18171
1998                                                                       18107                              18280
                                                                           18196                              18443
                                                                           17828                              18119
                                                                           17634                              18046
1999                                                                       17331                              17905
Mar. 31 2000                                                               17783                              18430

   TOTAL RETURN (AS OF 3/31/00)

                                                       INVESTOR A                 INVESTOR B                 INVESTOR C
                                   PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                     2/1/91                2/1/91                     6/7/93                    6/17/92
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                 -2.08%          -2.28%       -6.90%       -2.99%       -6.71%        -3.03%       -3.96%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                             4.68%           4.47%        2.80%        3.79%        2.87%         3.85%        3.85%
5 YEARS                             5.79%           5.57%        4.56%        4.93%        4.76%         5.03%        5.03%
SINCE INCEPTION                     6.66%           6.49%        5.92%        4.33%        4.33%         5.30%        5.30%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

NATIONS CALIFORNIA
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS CALIFORNIA MUNICIPAL BOND FUND'S PERFORMANCE FOR THE
                                         12-MONTH PERIOD ENDED MARCH 31, 2000 AND ITS OUTLOOK FOR THE
                                         FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk, and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks as high a level of        the universe of California municipal securities, we aim to
current interest income free of          limit the Fund's exposure to any single credit or market
federal income tax and California        sector. In addition, we use a combination of investment
state personal income tax as is          strategies, including duration management (managing the
consistent with prudent investment       Fund's sensitivity to interest rates), market sector
management and preservation of           selection and individual credit reviews. We also seek to
capital.                                 limit the distribution of capital gains when appropriate. As
PERFORMANCE REVIEW                       a long-term portfolio, the Fund's average dollar-weighted
For the 12-month period ended            maturity will be greater than seven years and its duration
March 31, 2000, Nations California       will be more than six years.
Municipal Bond Fund Investor A           PLEASE COMMENT ON THE FUND'S PERFORMANCE.**
Shares provided shareholders with        With a total return of -1.37%, Nations California Municipal
a total return of -1.37%.*               Bond Fund (Investor A Shares) outperformed its peer group, the Lipper California Municipal Debt Funds Universe, which returned -2.45% for the 12-month period ending March 31,
                                         2000. The Fund benefited from an overweighting of bonds
                                         maturing in the 10-to-20 year sector, which outperformed
                                         longer-term maturities as interest rates generally rose
                                         during the period.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN CALIFORNIA?
                                         The state of California is rated "Aa3" by Moody's Investors
                                         Service, Inc., "AA-" by Standard & Poor's Corporation and
                                         "AA" by Fitch IBCA, Inc. The state was recently upgraded
                                         from "AA-" by Fitch IBCA. In addition, the state's outlook was revised to positive by Moody's in February 2000. These ratings reflect the state's improved financial position and its huge, diverse and growing economy. Its rate of personal income growth has outpaced the national rate over the past two years and

                           *The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

                           **Lipper Inc. is an independent mutual fund performance monitor. Funds included in the Lipper California Municipal Debt Funds Universe invest at least 65% of their assets in municipal debt issues that are exempt from taxation in California.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS CALIFORNIA
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         the gap between California's and national unemployment rates continues to shrink. Job growth has been particularly strong in the high technology sector.
                                         The state's financial performance has also been favorable
                                         over the past several years due to good revenue growth and conservative budgeting. General fund revenues grew 18%
                                         between fiscal 1997 and fiscal 1999, largely due to higher than anticipated stock market-related capital gains tax
                                         receipts. The state ended fiscal 1999 with a general fund
                                         cash balance of $847.9 million, or 1.4% of expenditures, and a $1.26 billion cash balance in its budget reserve fund.
                                         WHAT IS YOUR OUTLOOK FOR CALIFORNIA AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         A key challenge for California will be maintaining financial stability in an economic slowdown. The state has limited
                                         budgetary flexibility due to constitutional minimum funding requirements for education. California historically
                                         maintains a relatively low budget reserve, which increases its dependence on short-term borrowing. Debt levels are
                                         moderate, but voter-authorized unissued debt levels are
                                         high, particularly for school construction and water
                                         projects.
                                         Our overall outlook for the national municipal bond market going forward is generally positive. Long-term AAA-rated
                                         general obligation municipal bonds began the period at a
                                         5.06% yield, rising steadily throughout 1999 to a high of
                                         6.04% in January 2000. By March 2000, long-term yields
                                         reversed course and fell to a 5.69% yield. The persistent
                                         divergence between strong economic growth and benign
                                         inflation data continues to pull the Federal Reserve Board
                                         (the Fed) in two directions. The strong growth data demands that the Fed tighten monetary policy, while the weak
                                         inflation data encourages the Fed to remain on hold. As a
                                         result, the Fed has taken the cautious stance of gradual
                                         increments of 0.25% short-term interest rate increases.
                                         After successive increases in February and in March, the
                                         Federal Funds rate increased from 5.50% to 6.00%. The Fed
                                         likely will continue its gradual course of 0.25% rate
                                         increases for the next few meetings. As a result, further
                                         declines in long-term yields are unlikely in the near term.
                                         Secondary market liquidity -- or ease of trading -- should remain a difficult issue in the municipal market as retail investors continue to focus on equities and direct bond
                                         purchases. Improved demand for municipal bond mutual funds is possible as the recent increase in equity market
                                         volatility may shift investor preferences. On the supply
                                         side, new issuance has been significantly lower in early
                                         2000, as higher yields have reduced refunding opportunities for issuers. We estimate that 2000 will end the year with
                                         new issuance down about 15%.
                                         We believe credit quality will remain healthy for
                                         traditional municipal issuers as the strong economy
                                         continues to drive strong increases in state and local tax collection. The health care sector should begin to stabilize as management adjustments and improved pricing power should start to combat the effects of Medicare reimbursement
                                         cutbacks that resulted after the 1997 Balanced Budget
                                         Amendment.

NATIONS CALIFORNIA
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/00)

[PIE CHART]

General obligation                                                                3.1%
Prerefunded                                                                       4.8%
Housing                                                                           7.8%
Special tax                                                                       8.6%
Electric                                                                          8.8%
Transportation                                                                   10.4%
Hospital                                                                         10.8%
Other                                                                             7.3%
Water                                                                            16.4%
Lease                                                                              22%

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Fresno, California, Sewer Revenue,
                                                                                 Series 1993A-1, (AMBAC Insured),
                                                                                 6.250% 09/01/14                         3.0%
                                                                            -------------------------------------------------
                                                                              2  Puerto Rico, Electric Power
                                                                                 Authority, Revenue, 6.000% 07/01/14     2.8%
                                                                            -------------------------------------------------
                                                                              3  Port Oakland, California, Port
                                                                                 Revenue Refunding, Series 1997H, AMT,
                                                                                 (MBIA Insured), 5.500% 11/01/15         2.7%
                                                                            -------------------------------------------------
                                                                              4  University of California, Hospital
                                                                                 Revenue, (University of California
                                                                                 Medical Center Project) Series 1996,
                                                                                 (AMBAC Insured), 5.750% 07/01/24        2.7%
                                                                            -------------------------------------------------
                                                                              5  California State, Department of Water
                                                                                 Resources, Water Systems Revenue,
                                                                                 (Center Valley Project) Series 1993L,
                                                                                 5.700% 12/01/16                         2.5%
                                                                            -------------------------------------------------
                                                                              6  Beverly Hills, California, Public
                                                                                 Financing Authority, Lease Revenue,
                                                                                 (Capital Imports Project) Series
                                                                                 1998A, 5.000% 06/01/23                  2.5%
                                                                            -------------------------------------------------
                                                                              7  San Jose Redevelopment Agency,
                                                                                 California, Tax Allocation, (Merged
                                                                                 Area Redevelopment Project) Series
                                                                                 1993, (MBIA Insured), 6.000% 08/01/15   2.2%
                                                                            -------------------------------------------------
                                                                              8  California State, Public Works Board,
                                                                                 Lease Revenue, (Department of
                                                                                 Corrections State Prison Project)
                                                                                 Series 1993E, 5.500% 06/01/19           2.1%
                                                                            -------------------------------------------------
                                                                              9  Los Angeles, California, Parking
                                                                                 Revenue, Series 1999A, (AMBAC
                                                                                 Insured), 5.250% 05/01/29               1.9%
                                                                            -------------------------------------------------
                                                                             10  Los Angeles, California, Convention
                                                                                 and Exhibition Center Authority,
                                                                                 Lease Revenue Refunding, Series
                                                                                 1993A, (MBIA-IBC Insured), 6.000%
                                                                                 08/15/10                                1.8%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2000, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS CALIFORNIA
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    10-YEAR      NAV**     MOP*
                                                                                    (3/31/90
                                                                                     through
                                                                                     3/31/00)    6.50%     5.98%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                California Municipal Bond Fund
                                                over the last 10 years. The
                                                Lehman Municipal Bond Index is a
                                                broad-based, unmanaged, total
                                                return index composed of 8,000
                                                investment grade, long-term
                                                maturity bonds. It is
                                                unavailable for investment. The
                                                performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                             NATIONS CALIFORNIA MUNICIPAL BOND     LEHMAN MUNICIPAL BOND INDEX
                                                                          $17,692                            $19,950
                                                             ---------------------------------     ---------------------------
Mar. 31 1990                                                                9425                              10000
                                                                            9620                              10233
                                                                            9529                              10239
                                                                            9971                              10680
                                                                           10138                              10922
                                                                           10370                              11156
                                                                           10781                              11590
1991                                                                       11072                              11978
                                                                           11123                              12014
                                                                           11564                              12469
                                                                           11832                              12801
                                                                           12021                              13034
                                                                           12547                              13517
                                                                           12979                              13959
                                                                           13453                              14431
1993                                                                       13523                              14633
                                                                           12821                              13830
                                                                           12884                              13982
                                                                           12967                              14078
                                                                           12701                              13877
                                                                           13554                              14858
                                                                           13771                              15216
                                                                           14069                              15653
1995                                                                       14795                              16299
                                                                           14479                              16104
                                                                           14600                              16226
                                                                           14962                              16598
                                                                           15351                              17021
                                                                           15200                              16980
                                                                           15706                              17566
                                                                           16217                              18095
1997                                                                       16658                              18585
                                                                           16825                              18799
                                                                           17080                              19084
                                                                           17664                              19670
                                                                           17746                              19788
                                                                           17937                              19965
                                                                           17473                              19613
                                                                           17295                              19535
1999                                                                       17090                              19382
Mar. 31 2000                                                               17692                              19950

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                             NATIONS CALIFORNIA MUNICIPAL BOND     LEHMAN MUNICIPAL BOND INDEX
                                                                       FUND $18,771                          $19,950
                                                             ---------------------------------     ---------------------------
Mar. 31 1990                                                               10000                              10000
                                                                           10207                              10233
                                                                           10110                              10239
1990                                                                       10579                              10680
                                                                           10757                              10922
                                                                           11002                              11156
                                                                           11439                              11590
1991                                                                       11748                              11978
                                                                           11802                              12014
                                                                           12269                              12469
                                                                           12554                              12801
1992                                                                       12755                              13034
                                                                           13312                              13517
                                                                           13771                              13959
                                                                           14274                              14431
1993                                                                       14348                              14633
                                                                           13604                              13830
                                                                           13670                              13982
                                                                           13758                              14078
1994                                                                       13476                              13877
                                                                           14381                              14858
                                                                           14611                              15216
                                                                           14927                              15653
1995                                                                       15697                              16299
                                                                           15363                              16104
                                                                           15490                              16226
                                                                           15874                              16598
1996                                                                       16287                              17021
                                                                           16128                              16980
                                                                           16665                              17566
                                                                           17206                              18095
1997                                                                       17674                              18585
                                                                           17851                              18799
                                                                           18122                              19084
                                                                           18742                              19670
1998                                                                       18828                              19788
                                                                           19032                              19965
                                                                           18539                              19613
                                                                           18350                              19535
1999                                                                       18133                              19382
Mar. 31 2000                                                               18771                              19950

   TOTAL RETURN (AS OF 3/31/00)

                                                       INVESTOR A                INVESTOR B++                INVESTOR C
                                  PRIMARY A+       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                    5/21/99                3/30/84                   7/15/98                    7/29/99
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                   -.66%          -.46%       -5.19%       -1.16%       -5.91%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              5.19%          5.19%        3.50%        4.66%        3.75%
5 YEARS                              5.47%          5.47%        4.44%        5.16%        4.83%
10 YEARS                             6.50%          6.50%        5.98%        6.34%        6.34%
SINCE INCEPTION                      7.52%          7.52%        7.19%        7.42%        7.42%         0.30%       -0.67%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

+Primary A Shares commenced operations on May 21, 1999 and have no performance prior to that date. Performance prior to May 21, 1999 is that of Investor A Shares at NAV, which reflects 12b-1 fees of 0.25%. These 12b-1 fees are not applicable to Primary A Shares.

++Investor B Shares commenced operations on July 15, 1998 and have no performance prior to that date. Performance prior to July 15, 1998 is that of Investor A Shares at NAV, which have lower ongoing expenses than Investor B shares. If the higher ongoing expenses of Investor B Shares had been reflected, total returns would have been lower.

NATIONS FLORIDA INTERMEDIATE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS FLORIDA INTERMEDIATE MUNICIPAL BOND FUND'S
                                         PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2000 AND
                                         ITS OUTLOOK FOR THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk, and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Florida municipal securities, we aim to
exempt from federal income and the       limit the Fund's exposure to any single credit or market
Florida state intangibles taxes          sector. In addition, we use a combination of investment
consistent with moderate                 strategies, including duration management (managing the
fluctuation of principal.                Fund's sensitivity to interest rates), market sector
PERFORMANCE REVIEW                       selection and individual credit reviews. We also seek to
For the 12-month period ended            limit the distribution of capital gains when appropriate. As
March 31, 2000, Nations Florida          an intermediate-term portfolio, the Fund maintains an
Intermediate Municipal Bond Fund         average dollar-weighted maturity of between three and ten
Investor A Shares provided               years and a duration between three and six years.
shareholders with a total return         PLEASE COMMENT ON THE FUND'S PERFORMANCE.**
of 0.22%.*                               With a total return of 0.22%, Nations Florida Intermediate
                                         Municipal Bond Fund (Investor A Shares) outperformed its
                                         peer group, the Lipper Florida Intermediate Municipal Debt
                                         Funds Universe, which returned -0.40% for the 12-month
                                         period ending March 31, 2000. The Fund benefited from its
                                         conservative duration position and the advance refunding of a substantial percentage of its health care positions.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN FLORIDA?
                                         The state of Florida's general obligation debt has been
                                         rated by Moody's Investors Service, Inc. ("Aa2"), Standard &
                                         Poor's Corporation ("AA+"), and Fitch IBCA, Inc. ("AA"). The
                                         key factor reflected in these ratings is a constitutionally dedicated second lien pledge of gross receipts of tax
                                         revenues from sales in the electric, natural gas and the
                                         telecommunications industries. This relatively narrow base of taxation has been strengthened by a growing and
                                         diversifying economy with excellent prospects for future
                                         growth. The state currently has a budget stabilization
                                         reserve equal to 5% of revenues.

                           *The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

                           **Lipper Inc. is an independent mutual fund performance monitor. Funds included in the Lipper Florida Intermediate Municipal Debt Funds Universe invest at least 65% of their assets in municipal debt issues that are exempt from taxation in Florida, with dollar-weighted average maturities of five to ten years.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS FLORIDA INTERMEDIATE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued


                                         Both an expanding economy and an influx of retirees have
                                         brought substantial population growth. The large numbers of retirees have brought stable sources of income which help to insulate the state's economy from typical business cycles.
                                         WHAT IS YOUR OUTLOOK FOR FLORIDA AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         A key challenge for Florida will be successfully addressing its rapid population growth, which requires infrastructure spending, particularly for schools. These needs ideally
                                         should be met without impairing finances. In part to address these needs, the state has established a public education
                                         bond program -- funded with a first and second lien on the utility gross receipts tax.
                                         The state has a long history of coping successfully with
                                         growth pressures and we are optimistic that this will
                                         continue. At this writing, the state has not passed formal legislation implementing retail electric deregulation and
                                         providing for the payment of unfunded costs. However, the
                                         state has a limited number of power interconnections with
                                         the rest of the country that limit the amount of power that can be brought into the state. This limitation should slow down the impact of retail deregulation and competition from the rest of the country and provide time for Florida to
                                         implement its own deregulation plan.
                                         Our overall outlook for the national municipal bond market going forward is generally positive. Long-term AAA-rated
                                         general obligation municipal bonds began the period at a
                                         5.06% yield, rising steadily throughout 1999 to a high of
                                         6.04% in January 2000. By March 2000, long-term yields
                                         reversed course and fell to a 5.69% yield. The persistent
                                         divergence between strong economic growth and benign
                                         inflation data continues to pull the Federal Reserve Board
                                         (the Fed) in two directions. The strong growth data demands that the Fed tighten monetary policy, while the weak
                                         inflation data encourages the Fed to remain on hold. As a
                                         result, the Fed has taken the cautious stance of gradual
                                         increments of 0.25% short-term interest rate increases.
                                         After successive increases in February and in March, the
                                         Federal Funds Rate increased from 5.50% to 6.00%. The Fed
                                         likely will continue its gradual course of 0.25% rate
                                         increases for the next few meetings. As a result, further
                                         declines in long-term yields are unlikely in the near term.
                                         Secondary market liquidity -- or ease of trading -- should remain a difficult issue in the municipal market as retail investors continue to focus on equities and direct bond
                                         purchases. Improved demand for municipal bond mutual funds is possible as the recent increase in equity market
                                         volatility may shift investor preferences. On the supply
                                         side, new issuance has been significantly lower in early
                                         2000, as higher yields have reduced refunding opportunities for issuers. We estimate that 2000 will end the year with
                                         new issuance down about 15%.
                                         We believe credit quality will remain healthy for
                                         traditional municipal issuers as the strong economy
                                         continues to drive strong increases in state and local tax collection. The health care sector should begin to stabilize as management adjustments and improved pricing power should start to combat the effects of Medicare reimbursement
                                         cutbacks that resulted after the 1997 Balanced Budget
                                         Amendment.

NATIONS FLORIDA INTERMEDIATE
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/00)

[PIE CHART]

Industrial development revenue/Pollution control revenue                          8.2%
General obligation                                                               20.5%
Other                                                                             6.6%
Hospital                                                                         12.8%
Transportation                                                                     13%
Prerefunded                                                                      10.8%
Housing                                                                           9.1%
Water                                                                             6.8%
Special tax                                                                       6.2%
Electric                                                                            6%

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Orange County, Florida, Health
                                                                                 Facilities Authority, Revenue,
                                                                                 (Orlando Regional Healthcare Project)
                                                                                 Series 1996A, (MBIA Insured), 6.250%
                                                                                 10/01/08                                2.3%
                                                                            -------------------------------------------------
                                                                              2  Orange County, Florida, Tourist
                                                                                 Development, Tax Revenue Refunding,
                                                                                 Series 1998A, AMBAC Insured), 4.750%
                                                                                 10/01/24                                1.9%
                                                                            -------------------------------------------------
                                                                              3  Palm Beach County, Florida, Housing
                                                                                 Finance Authority, Single-Family
                                                                                 Mortgage Revenue Refunding, Series
                                                                                 1999A, AMT, (GNMA/FNMA COLL), 4.850%
                                                                                 04/01/32                                1.9%
                                                                            -------------------------------------------------
                                                                              4  Florida, Housing Finance Agency,
                                                                                 Multi-Family Housing Revenue
                                                                                 Refunding, (Altamonte Project) Series
                                                                                 1994C, Mandatory Put 12/01/03 @ 100,
                                                                                 7.000% 12/01/24                         1.9%
                                                                            -------------------------------------------------
                                                                              5  Jacksonville, Florida, Health
                                                                                 Facilities Authority, Hospital
                                                                                 Revenue, Series 1997B, 5.400%
                                                                                 08/15/18                                1.8%
                                                                            -------------------------------------------------
                                                                              6  Florida State, Board of Education,
                                                                                 Public Education Capital Outlay GO,
                                                                                 Series 1993D, 5.200% 06/01/11           1.8%
                                                                            -------------------------------------------------
                                                                              7  Hillsborough County, Florida, IDR
                                                                                 Refunding, (Tampa Electric Company
                                                                                 Project) Series 1992, 8.000% 05/01/22   1.7%
                                                                            -------------------------------------------------
                                                                              8  Dade County, Florida, Aviation
                                                                                 Revenue, (Miami International Airport
                                                                                 Project) Series 1997B, AMT, (FSA
                                                                                 Insured), 5.000% 10/01/06               1.6%
                                                                            -------------------------------------------------
                                                                              9  Escambia County, Florida, PCR,
                                                                                 (Champion International Corporation
                                                                                 Project) Series 1996, AMT, 6.400%
                                                                                 09/01/30                                1.6%
                                                                            -------------------------------------------------
                                                                             10  Tampa, Florida, Sports Authority,
                                                                                 Local Optional Sales Tax Revenue,
                                                                                 (Stadium Project) Series 1997, (MBIA
                                                                                 Insured), 6.000% 01/01/07               1.5%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2000, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS FLORIDA INTERMEDIATE
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (12/14/92
                                                                                     through
                                                                                     3/31/00)        5.02%     4.54%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Florida Intermediate Municipal
                                                Bond Fund from the inception of
                                                the share class. The Lehman
                                                7-Year Municipal Bond Index is a
                                                broad-based, unmanaged, total
                                                return index composed of
                                                investment grade bonds with
                                                maturities of 7 to 8 years. It
                                                is unavailable for investment.
                                                The performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                                NATIONS FLORIDA INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                MUNICIPAL BOND FUND $13,831               INDEX $14,978
                                                                ----------------------------       ----------------------------
Dec. 14 1992                                                                9675                              10000
1992                                                                        9712                              10082
                                                                           10042                              10405
                                                                           10340                              10693
                                                                           10656                              11003
1993                                                                       10793                              11136
                                                                           10330                              10716
                                                                           10409                              10829
                                                                           10460                              10933
1994                                                                       10329                              10828
                                                                           10928                              11397
                                                                           11190                              11721
                                                                           11445                              12055
1995                                                                       11784                              12359
                                                                           11692                              12314
                                                                           11734                              12369
                                                                           11937                              12590
1996                                                                       12201                              12898
                                                                           12162                              12884
                                                                           12489                              13238
                                                                           12796                              13592
1997                                                                       13054                              13888
                                                                           13176                              14058
                                                                           13327                              14221
                                                                           13652                              14672
1998                                                                       13728                              14764
                                                                           13800                              14889
                                                                           13605                              14636
                                                                           13580                              14756
1999                                                                       13605                              14743
Mar. 31 2000                                                               13831                              14978

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                                NATIONS FLORIDA INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                MUNICIPAL BOND FUND $14,295               INDEX $14,978
                                                                ----------------------------       ----------------------------
Dec. 14 1992                                                               10000                              10000
1992                                                                       10038                              10082
                                                                           10379                              10405
                                                                           10688                              10693
                                                                           11014                              11003
1993                                                                       11156                              11136
                                                                           10677                              10716
                                                                           10758                              10829
                                                                           10811                              10933
1994                                                                       10676                              10828
                                                                           11295                              11397
                                                                           11566                              11721
                                                                           11830                              12055
1995                                                                       12180                              12359
                                                                           12085                              12314
                                                                           12128                              12369
                                                                           12338                              12590
1996                                                                       12611                              12898
                                                                           12571                              12884
                                                                           12909                              13238
                                                                           13226                              13592
1997                                                                       13492                              13888
                                                                           13619                              14058
                                                                           13774                              14221
                                                                           14110                              14672
1998                                                                       14189                              14764
                                                                           14263                              14889
                                                                           14062                              14636
                                                                           14035                              14756
1999                                                                       14062                              14743
Mar. 31 2000                                                               14295                              14978

   TOTAL RETURN (AS OF 3/31/00)

                                                        INVESTOR A                INVESTOR B                 INVESTOR C
                                    PRIMARY A       NAV**        MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                      12/11/92             12/14/92                   6/7/93                    12/17/92
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                   0.54%          0.22%       -3.02%       -0.38%       -3.25%        -0.26%       -1.22%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              4.63%          4.38%        3.23%        3.79%        3.48%         3.83%        3.83%
5 YEARS                              5.06%          4.82%        4.14%        4.34%        4.34%         4.37%        4.37%
SINCE INCEPTION                      5.22%          5.02%        4.54%        4.11%        4.11%         4.56%        4.56%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

NATIONS FLORIDA
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS FLORIDA MUNICIPAL BOND FUND'S PERFORMANCE FOR THE
                                         12-MONTH PERIOD ENDED MARCH 31, 2000 AND ITS OUTLOOK FOR THE
                                         FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk, and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Florida municipal securities, we aim to
exempt from federal income and the       limit the Fund's exposure to any single credit or market
Florida state intangibles taxes          sector. In addition, we use a combination of investment
with the potential for principal         strategies, including duration management (managing the
fluctuation associated with              Fund's sensitivity to interest rates), market sector
investments in long-term municipal       selection and individual credit reviews. We also seek to
securities.                              limit the distribution of capital gains when appropriate. As
PERFORMANCE REVIEW                       a long-term portfolio, the Fund maintains an average
For the 12-month period ended            dollar-weighted maturity of greater than seven years and a
March 31, 2000, Nations Florida          duration of greater than six years.
Municipal Bond Fund Investor A           PLEASE COMMENT ON THE FUND'S PERFORMANCE.**
Shares provided shareholders with        With a total return of 0.04%, Nations Florida Municipal Bond
a total return of 0.04%.*                Fund (Investor A Shares) significantly outperformed its peer group, the Lipper Florida Municipal Debt Funds Universe,
                                         which returned -2.37% for the 12-month period ending March
                                         31, 2000. The Fund benefited from a conservative duration
                                         position and the advance refunding of a substantial
                                         percentage of its health care positions.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN FLORIDA?
                                         The state of Florida's general obligation debt has been
                                         rated by Moody's Investors Service, Inc. ("Aa 2"), Standard
                                         & Poor's Corporation ("AA+"), and Fitch IBCA, Inc. ("AA").
                                         The key factor reflected included in these ratings is a
                                         constitutionally dedicated second lien pledge of gross
                                         receipts of tax revenues from sales in the electric, natural gas and the telecommunications industries. This relatively narrow base of taxation has been strengthened by a growing and diversifying economy with excellent prospects for future growth. The state currently has a budget stabilization
                                         reserve equal to 5% of revenues.

                           *The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

                           **Lipper Inc. is an independent mutual fund performance monitor. Funds included in the Lipper Florida Municipal Debt Funds Universe limit their assets to those securities exempt from taxation in Florida.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS FLORIDA
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued


                                         Both an expanding economy and an influx of retirees have
                                         brought substantial population growth. The large numbers of retirees have brought stable sources of income which help to insulate the state's economy from typical business cycles.
                                         WHAT IS YOUR OUTLOOK FOR FLORIDA AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         A key challenge for Florida will be successfully addressing its rapid population growth, which requires infrastructure spending, particularly for schools. These needs ideally
                                         should be met without impairing finances. In part to address these needs, the state has established a public education
                                         bond program -- funded with a first and second lien on the utility gross receipts tax.
                                         The state has a long history of coping successfully with
                                         growth pressures and we are optimistic that this will
                                         continue. At this writing, the state has not passed formal legislation implementing retail electric deregulation and
                                         providing for the payment of unfunded costs. However, the
                                         state has a limited number of power interconnections with
                                         the rest of the country that limit the amount of power that can be brought into the state. This limitation should slow down the impact of retail deregulation and competition from the rest of the country and provide time for Florida to
                                         implement its own deregulation plan.
                                         Our overall outlook for the national municipal bond market going forward is generally positive. Long-term AAA-rated
                                         general obligation municipal bonds began the period at a
                                         5.06% yield, rising steadily throughout 1999 to a high of
                                         6.04% in January 2000. By March 2000, long-term yields
                                         reversed course and fell to a 5.69% yield. The persistent
                                         divergence between strong economic growth and benign
                                         inflation data continues to pull the Federal Reserve Board
                                         (the Fed) in two directions. The strong growth data demands that the Fed tighten monetary policy, while the weak
                                         inflation data encourages the Fed to remain on hold. As a
                                         result, the Fed has taken the cautious stance of gradual
                                         increments of 0.25% short-term interest rate increases.
                                         After successive increases in February and in March, the
                                         Federal Funds Rate increased from 5.50% to 6.00%. The Fed
                                         likely will continue its gradual course of 0.25% rate
                                         increases for the next few meetings. As a result, further
                                         declines in long-term yields are unlikely in the near term.
                                         Secondary market liquidity -- or ease of trading -- should remain a difficult issue in the municipal market as retail investors continue to focus on equities and direct bond
                                         purchases. Improved demand for municipal bond mutual funds is possible as the recent increase in equity market
                                         volatility may shift investor preferences. On the supply
                                         side, new issuance has been significantly lower in early
                                         2000, as higher yields have reduced refunding opportunities for issuers. We estimate that 2000 will end the year with
                                         new issuance down about 15%.
                                         We believe credit quality will remain healthy for
                                         traditional municipal issuers as the strong economy
                                         continues to drive strong increases in state and local tax collection. The health care sector should begin to stabilize as management adjustments and improved pricing power should start to combat the effects of Medicare reimbursement
                                         cutbacks that resulted after the 1997 Balanced Budget
                                         Amendment.

NATIONS FLORIDA
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/00)

[PIE CHART]

General obligation                                                               12.1%
Hospital                                                                         17.6%
Other                                                                             7.8%
Special tax                                                                      13.7%
Transportation                                                                   13.4%
Electric                                                                         10.9%
Prerefunded                                                                      10.8%
Industrial development revenue/Pollution control revenue                          3.6%
Resource recovery                                                                 3.8%
Housing                                                                           6.3%

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Okaloosa County, Florida, Gas
                                                                                 Distribution Revenue Refunding,
                                                                                 Series 1994, (MBIA Insured),
                                                                                 Prerefunded 10/01/04 @ 102, 6.875%
                                                                                 10/01/19                                3.9%
                                                                            -------------------------------------------------
                                                                              2  Palm Beach County, Florida, Solid
                                                                                 Waste Authority, Revenue, Unrefunded
                                                                                 Balance, Series 1997A, (AMBAC
                                                                                 Insured), 6.000% 10/01/10               3.8%
                                                                            -------------------------------------------------
                                                                              3  Collier County, Florida, Health
                                                                                 Facilities Authority, Revenue
                                                                                 Refunding, (Moorings, Inc. Project)
                                                                                 Series 1994, 7.000% 12/01/19            3.7%
                                                                            -------------------------------------------------
                                                                              4  Jacksonville, Florida, Sales Tax
                                                                                 Revenue, (River City Renaissance
                                                                                 Project) Series 1995, (FGIC Insured),
                                                                                 5.650% 10/01/14                         3.6%
                                                                            -------------------------------------------------
                                                                              5  Jacksonville, Florida, Sales Tax
                                                                                 Revenue, (River City Renaissance
                                                                                 Project) Series 1995, (FGIC Insured),
                                                                                 5.375% 10/01/18                         3.4%
                                                                            -------------------------------------------------
                                                                              6  Puerto Rico Commonwealth, GO, Series
                                                                                 1997, (MBIA Insured), 6.500% 07/01/15   3.3%
                                                                            -------------------------------------------------
                                                                              7  Guam, Airport Authority, Revenue,
                                                                                 Series 1993A, 6.375% 10/01/10           2.8%
                                                                            -------------------------------------------------
                                                                              8  South Miami, Florida, Health
                                                                                 Facilities Authority, Hospital
                                                                                 Revenue Refunding, (Baptist Health
                                                                                 Systems Obligation Group Project)
                                                                                 Series 1995, (MBIA Insured), 5.375%
                                                                                 10/01/16                                2.8%
                                                                            -------------------------------------------------
                                                                              9  South Broward, Florida, Hospital
                                                                                 District, Revenue Refunding, Series
                                                                                 1993, (FSA Insured), 5.500% 05/01/28    2.7%
                                                                            -------------------------------------------------
                                                                             10  Orange County, Florida, Health
                                                                                 Facilities Authority, Revenue, Series
                                                                                 1996A, (MBIA Insured), 6.250%
                                                                                 10/01/16                                2.5%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2000, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS FLORIDA
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (12/14/92
                                                                                     through
                                                                                     3/31/00)        4.25%     3.45%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Florida Municipal Bond Fund from
                                                the inception of the share
                                                class. The Lehman Municipal Bond
                                                Index is a broad-based,
                                                unmanaged, total return index
                                                composed of 8,000 investment
                                                grade, long-term maturity bonds.
                                                It is unavailable for
                                                investment. The performance of
                                                Primary A, Investor B and
                                                Investor C Shares may vary based
                                                on the differences in sales
                                                loads and fees paid by the
                                                shareholders investing in each
                                                class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                               NATIONS FLORIDA MUNICIPAL BOND      LEHMAN MUNICIPAL BOND INDEX
                                                                        FUND $12,384                         $13,921
                                                               ------------------------------      ---------------------------
Dec. 14 1992                                                                9525                              10000
1993                                                                        9522                              10211
                                                                            8760                               9650
                                                                            8828                               9757
                                                                            8839                               9824
1994                                                                        8739                               9683
                                                                            9452                              10368
                                                                            9699                              10618
                                                                            9941                              10923
1995                                                                       10456                              11374
                                                                           10194                              11237
                                                                           10287                              11323
                                                                           10525                              11582
1996                                                                       10766                              11877
                                                                           10713                              11849
                                                                           11071                              12258
                                                                           11407                              12627
1997                                                                       11704                              12969
                                                                           11826                              13118
                                                                           11963                              13317
                                                                           12343                              13726
1998                                                                       12364                              13808
                                                                           12380                              13931
                                                                           12148                              13686
                                                                           12042                              13631
1999                                                                       12019                              13525
Mar. 31 2000                                                               12384                              13921

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                               NATIONS FLORIDA MUNICIPAL BOND      LEHMAN MUNICIPAL BOND INDEX
                                                                        FUND $13,002                         $13,921
                                                               ------------------------------      ---------------------------
Dec. 14 1992                                                               10000                              10000
1993                                                                        9997                              10211
                                                                            9197                               9650
                                                                            9268                               9757
                                                                            9280                               9824
1994                                                                        9174                               9683
                                                                            9923                              10368
                                                                           10183                              10618
                                                                           10436                              10923
1995                                                                       10977                              11374
                                                                           10703                              11237
                                                                           10800                              11323
                                                                           11050                              11582
1996                                                                       11303                              11877
                                                                           11247                              11849
                                                                           11623                              12258
                                                                           11976                              12627
1997                                                                       11288                              12969
                                                                           12415                              13118
                                                                           12559                              13317
                                                                           12959                              13726
1998                                                                       12981                              13808
                                                                           12998                              13931
                                                                           12755                              13686
                                                                           12643                              13631
1999                                                                       12619                              13525
Mar. 31 2000                                                               13002                              13921

   TOTAL RETURN (AS OF 3/31/00)

                                                        INVESTOR A                INVESTOR B                 INVESTOR C
                                    PRIMARY A       NAV**        MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                      12/11/92             12/14/92                   6/7/93                    12/17/92
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                   0.26%          0.04%       -4.73%       -0.67%       -4.49%        -0.73%       -1.68%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              5.17%          4.95%        3.27%        4.26%        3.34%         4.28%        4.28%
5 YEARS                              5.77%          5.55%        4.53%        4.91%        4.74%         4.98%        4.98%
SINCE INCEPTION                      4.56%          4.25%        3.45%        3.61%        3.61%         6.69%        6.69%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

NATIONS GEORGIA INTERMEDIATE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS GEORGIA INTERMEDIATE MUNICIPAL BOND FUND'S
                                         PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2000 AND
                                         ITS OUTLOOK FOR THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk, and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Georgia municipal securities, we aim to
exempt from federal and Georgia          limit the Fund's exposure to any single credit or market
state income taxes consistent with       sector. In addition, we use a combination of investment
moderate fluctuation of principal.       strategies, including duration management (managing the
PERFORMANCE REVIEW                       Fund's sensitivity to interest rates), market sector
For the 12-month period ended            selection and individual credit reviews. We also seek to
March 31, 2000, Nations Georgia          limit the distribution of capital gains when appropriate. As
Intermediate Municipal Bond Fund         an intermediate-term portfolio, the Fund maintains an
Investor A Shares provided               average dollar-weighted maturity of between three and ten
shareholders with a total return         years and a duration of between three and six years.
of -0.27%.*                              PLEASE COMMENT ON THE FUND'S PERFORMANCE.**
                                         With a total return of -0.27%, Nations Georgia Intermediate
                                         Municipal Bond Fund (Investor A Shares) outperformed its
                                         peer group, the Lipper Other States Intermediate Municipal
                                         Debt Funds Universe, which returned -0.72% for the 12-month period ended March 31, 2000. The Fund benefited from its
                                         conservative duration position.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN GEORGIA?
                                         The state of Georgia has earned the highest possible credit rating from Moody's Investors Service, Inc. ("Aaa"), Fitch
                                         IBCA, Inc. ("AAA") and the second highest rating from
                                         Standard & Poor's Corporation ("AA+"). Key economic factors reflected in these ratings are Georgia's long history of
                                         diversified economic growth coupled with a high level of job creation. Employment growth recently has been in the 3.5%
                                         range, which is a very strong level. This job growth is due in large measure to growth in the services sector. While the city of Atlanta has

                           *The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

                           **Lipper Inc. is an independent mutual fund performance monitor. Funds included in the Lipper Other
                           States Intermediate Municipal Debt Funds Universe invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS GEORGIA INTERMEDIATE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         emerged as a pre-eminent economic center in the Southeast
                                         region, growth and diversification have occurred throughout the state. As a reflection of this success, Georgia has had one of the fastest rates of population growth in the
                                         country.

                                         The state's financial performance has also been quite good.
                                         Economic growth and sound management have led to recent
                                         budget surpluses that have allowed the state to accumulate sizeable reserve funds. For 1998, total reserves were $1.6 billion, or 9.1% of expenditures. This is a very high level for a state. The state has estimated an additional surplus for 1999.
                                         WHAT IS YOUR OUTLOOK FOR GEORGIA AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         Key challenges for both Georgia and its local governments
                                         include how to deal with rapid population growth and how to keep financial performance stable. Rapid population growth requires capital expenditures for infrastructure such as
                                         roads, water, sewer and education. Planning and spending to meet these needs requires a long-term view, encompassing
                                         both pay-as-you-go spending and borrowing. The financial
                                         challenge includes working to maintain substantial financial reserve levels and continuing on a diversified economic
                                         growth path. We believe the state will meet these long-term challenges successfully.

                                         An additional issue facing Georgia as well as many states
                                         throughout the country is the transition to retail electric deregulation. Along with a majority of states, Georgia has not yet passed formal legislation covering this transition and the payment of unfunded costs. However, this subject is under active consideration by the Georgia legislature, its state regulators and market participants. We believe a
                                         successful resolution is likely.
                                         Our overall outlook for the national municipal bond market going forward is generally positive. Long-term AAA-rated
                                         general obligation municipal bonds began the period at a
                                         5.06% yield, rising steadily throughout 1999 to a high of
                                         6.04% in January 2000. By March 2000, long-term yields
                                         reversed course and fell to a 5.69% yield. The persistent
                                         divergence between strong economic growth and benign
                                         inflation data continues to pull the Federal Reserve Board
                                         (the Fed) in two directions. The strong growth data demands that the Fed tighten monetary policy, while the weak
                                         inflation data encourages the Fed to remain on hold. As a
                                         result, the Fed has taken the cautious stance of gradual
                                         increments of 0.25% short-term interest rate increases.
                                         After successive increases in February and in March, the
                                         Federal Funds Rate increased from 5.50% to 6.00%. The Fed
                                         likely will continue its gradual course of 0.25% rate
                                         increases for the next few meetings. As a result, further
                                         declines in long-term yields are unlikely in the near term.
                                         Secondary market liquidity -- or ease of trading -- should remain a difficult issue in the municipal market as retail investors continue to focus on equities and direct bond
                                         purchases. Improved demand for municipal bond mutual funds is possible as

NATIONS GEORGIA INTERMEDIATE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         the recent increase in equity market volatility may shift
                                         investor preferences. On the supply side, new issuance has been significantly lower in early 2000, as higher yields
                                         have reduced refunding opportunities for issuers. We
                                         estimate that 2000 will end the year with new issuance down about 15%.
                                         We believe credit quality will remain healthy for
                                         traditional municipal issuers as the strong economy
                                         continues to drive strong increases in state and local tax collection. The health care sector should begin to stabilize as management adjustments and improved pricing power should start to combat the effects of Medicare reimbursement
                                         cutbacks that resulted after the 1997 Balanced Budget
                                         Amendment.

NATIONS GEORGIA INTERMEDIATE
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/00)

[PIE CHART]

General obligations                                                              28.8%
Other                                                                             5.4%
Prerefunded                                                                      12.9%
Industrial development revenue/Pollution control revenue                         11.3%
Hospital                                                                           10%
Transportation                                                                    8.3%
Water                                                                             7.5%
Electric                                                                          6.2%
Education                                                                           6%
Cash                                                                              3.6%

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Effingham County, Georgia,
                                                                                 Development Authority, Solid Waste
                                                                                 Disposal Revenue, (Fort James
                                                                                 Corporation Project) Series 1998,
                                                                                 AMT, 5.625% 07/01/18                    4.0%
                                                                            -------------------------------------------------
                                                                              2  Dalton, Georgia, Multiple Utilities
                                                                                 Revenue Refunding, Series 1997, (MBIA
                                                                                 Insured), 6.000% 01/01/06               3.7%
                                                                            -------------------------------------------------
                                                                              3  DeKalb County, Georgia, Development
                                                                                 Authority, Revenue, (Emory University
                                                                                 Project) Series 1994A, 6.000%
                                                                                 10/01/14                                2.9%
                                                                            -------------------------------------------------
                                                                              4  Georgia, George L. Smith II World
                                                                                 Congress Center Authority, Revenue
                                                                                 Refunding, (Domed Stadium Project)
                                                                                 Series 2000, AMT, (MBIA Insured),
                                                                                 6.000% 07/01/05                         2.8%
                                                                            -------------------------------------------------
                                                                              5  Atlanta, Georgia, Airport Facilities
                                                                                 Revenue Refunding, Series 2000A,
                                                                                 (FGIC Insured), 5.600% 01/01/30         2.7%
                                                                            -------------------------------------------------
                                                                              6  Clayton County, Georgia, Hospital
                                                                                 Authority, Revenue Anticipation
                                                                                 Certificates, (Southern Regional
                                                                                 Medical Center Project) Series 1998A,
                                                                                 (MBIA Insured), 5.250% 08/01/09         2.2%
                                                                            -------------------------------------------------
                                                                              7  Fulton County, Georgia, Housing
                                                                                 Authority, Multi-Family Housing
                                                                                 Revenue, (Concorde Place Apartments
                                                                                 Project) Series 1996A, AMT,
                                                                                 Prerefunded 07/01/08 @ 100, 6.375%
                                                                                 01/01/27                                2.2%
                                                                            -------------------------------------------------
                                                                              8  Metropolitan Atlanta Rapid Transit
                                                                                 Authority, Georgia, Revenue
                                                                                 Refunding, Series 1992P, (AMBAC
                                                                                 Insured), 5.900% 07/01/03               2.2%
                                                                            -------------------------------------------------
                                                                              9  Georgia State, GO, Series 1993C,
                                                                                 6.500% 07/01/05                         2.1%
                                                                            -------------------------------------------------
                                                                             10  Bibb County, Georgia, GO, Series
                                                                                 1993, 5.500% 01/01/08                   2.0%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2000, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS GEORGIA INTERMEDIATE
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (5/4/92 through
                                                                                     3/31/00)        5.36%     4.92%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Georgia Intermediate Municipal
                                                Bond Fund from the inception of
                                                the share class. The Lehman
                                                7-Year Municipal Bond Index is a
                                                broad-based, unmanaged, total
                                                return index composed of
                                                investment grade bonds with
                                                maturities of 7 to 8 years. It
                                                is unavailable for investment.
                                                The performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                                NATIONS GEORGIA INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                MUNICIPAL BOND FUND $14,625               INDEX $15,923
                                                                ----------------------------       ----------------------------
May 4 1992                                                                  9675                              10000
                                                                            9951                              10264
                                                                           10199                              10545
1992                                                                       10397                              10718
                                                                           10740                              11061
                                                                           11049                              11368
                                                                           11417                              11697
1993                                                                       11529                              11839
                                                                           10996                              11392
                                                                           11080                              11512
                                                                           11130                              11623
1994                                                                       10977                              11511
                                                                           11583                              12116
                                                                           11872                              12461
                                                                           12143                              12816
1995                                                                       12522                              13139
                                                                           12394                              13091
                                                                           12441                              13149
                                                                           12679                              13384
1996                                                                       12954                              13712
                                                                           12905                              13697
                                                                           13248                              14074
                                                                           13577                              14450
1997                                                                       13859                              14765
                                                                           13970                              14945
                                                                           14125                              15118
                                                                           14528                              15597
1998                                                                       14605                              15696
                                                                           14666                              15829
                                                                           14421                              15560
                                                                           14443                              15688
1999                                                                       14376                              15673
Mar. 31 2000                                                               14625                              15923

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                                NATIONS GEORGIA INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                MUNICIPAL BOND FUND $15,117               INDEX $15,923
                                                                ----------------------------       ----------------------------
May 4 1992                                                                 10000                              10000
                                                                           10285                              10264
                                                                           10541                              10545
                                                                           10747                              10718
                                                                           11101                              11061
                                                                           11420                              11368
                                                                           11800                              11697
1993                                                                       11916                              11839
                                                                           11365                              11392
                                                                           11452                              11512
                                                                           11504                              11623
                                                                           11346                              11511
                                                                           11972                              12116
                                                                           12271                              12461
                                                                           12551                              12816
1995                                                                       12943                              13139
                                                                           12811                              13091
                                                                           12859                              13149
                                                                           13105                              13384
                                                                           13389                              13712
                                                                           13338                              13697
                                                                           13893                              14074
                                                                           14033                              14450
1997                                                                       14325                              14765
                                                                           14439                              14945
                                                                           14599                              15118
                                                                           15016                              15597
                                                                           15095                              15696
                                                                           15159                              15829
                                                                           14906                              15560
                                                                           14928                              15688
1999                                                                       14860                              15673
Mar. 31 2000                                                               15117                              15923

   TOTAL RETURN (AS OF 3/31/00)

                                                       INVESTOR A                 INVESTOR B                 INVESTOR C
                                   PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                     3/1/92                5/4/92                     6/7/93                    6/17/92
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                  -0.02%         -0.27%       -3.54%       -0.96%       -3.81%        -1.13%       -2.08%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              4.49%          4.26%        3.10%        3.64%        3.34%         3.58%        3.58%
5 YEARS                              4.99%          4.77%        4.08%        4.28%        4.28%         4.23%        4.23%
SINCE INCEPTION                      5.54%          5.36%        4.92%        3.97%        3.97%         4.65%        4.65%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

NATIONS GEORGIA
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS GEORGIA MUNICIPAL BOND FUND'S PERFORMANCE FOR THE
                                         12-MONTH PERIOD ENDED MARCH 31, 2000 AND ITS OUTLOOK FOR THE
                                         FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk, and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Georgia municipal securities, we aim to
exempt from federal and Georgia          limit the Fund's exposure to any single credit or market
state income taxes with the              sector. In addition, we use a combination of investment
potential for principal                  strategies, including duration management (managing the
fluctuation associated with              Fund's sensitivity to interest rates), market sector
investments in long-term municipal       selection and individual credit reviews. We also seek to
securities.                              limit the distribution of capital gains when appropriate. As
PERFORMANCE REVIEW                       a long-term portfolio, the Fund maintains an average
For the 12-month period ended            dollar-weighted maturity of greater than seven years and a
March 31, 2000, Nations Georgia          duration of greater than six.
Municipal Bond Fund Investor A           PLEASE COMMENT ON THE FUND'S PERFORMANCE.**
Shares provided shareholders with        With a total return of -1.50%, Nations Georgia Municipal
a total return of -1.50%.*               Bond Fund (Investor A Shares) outperformed its peer group, the Lipper Georgia Municipal Debt Funds Universe, which
                                         returned -2.16% for the 12-month period ended March 31,
                                         2000. The Fund benefited from its conservative duration
                                         position.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN GEORGIA?
                                         The State of Georgia has earned the highest possible credit rating from Moody's Investors Service, Inc. ("Aaa") and
                                         Fitch IBCA, Inc. ("AAA"), and the second highest rating from
                                         Standard & Poor's Corporation ("AA+"). Key economic factors reflected in these ratings are Georgia's long history of
                                         diversified economic growth coupled with a high level of job creation. Employment growth recently has been in the 3.5%
                                         range, which is a very strong level. This job growth is due in large measure to growth in the services sector. While the city of Atlanta has emerged as a pre-eminent economic center in the Southeast region, growth and

                           *The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

                           **Lipper Inc. is an independent mutual fund performance monitor. Funds included in the Lipper Georgia Municipal Debt Funds Universe limit their assets to those securities that are exempt from taxation in Georgia.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS GEORGIA
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         diversification have occurred throughout the state. As a
                                         reflection of this success, Georgia has had one of the
                                         fastest rates of population growth in the country. The
                                         state's financial performance has also been quite good.
                                         Economic growth and sound management have led to recent
                                         budget surpluses that have allowed the state to accumulate sizeable reserve funds. For 1998, total reserves were $1.6 billion, or 9.1% of expenditures. This is a very high level for a state. The state has estimated an additional surplus for 1999.

                                         WHAT IS YOUR OUTLOOK FOR GEORGIA AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         Key challenges for both Georgia and its local governments
                                         include how to deal with rapid population growth and how to keep financial performance stable. Rapid population growth requires capital expenditures for infrastructure such as
                                         roads, water, sewer and education. Planning and spending to meet these needs requires a long-term view, encompassing
                                         both pay-as-you-go spending and borrowing. The financial
                                         challenge includes working to maintain substantial financial reserve levels and continuing on a diversified economic
                                         growth path. We believe the state will meet these long-term challenges successfully.
                                         An additional issue facing Georgia as well as many states
                                         throughout the country is the transition to retail electric deregulation. Along with a majority of states, Georgia has not yet passed formal legislation covering this transition and the payment of unfunded costs. However, this subject is under active consideration by the Georgia legislature, its state regulators and market participants. We believe a
                                         successful resolution is likely.
                                         Our overall outlook for the national municipal bond market going forward is generally positive. Long-term AAA-rated
                                         general obligation municipal bonds began the period at a
                                         5.06% yield, rising steadily throughout 1999 to a high of
                                         6.04% in January 2000. By March 2000, long-term yields
                                         reversed course and fell to a 5.69% yield. The persistent
                                         divergence between strong economic growth and benign
                                         inflation data continues to pull the Federal Reserve Board
                                         (the Fed) in two directions. The strong growth data demands that the Fed tighten monetary policy, while the weak
                                         inflation data encourages the Fed to remain on hold. As a
                                         result, the Fed has taken the cautious stance of gradual
                                         increments of 0.25% short-term interest rate increases.
                                         After successive increases in February and in March, the
                                         Federal Funds Rate increased from 5.50% to 6.00%. The Fed
                                         likely will continue its gradual course of 0.25% rate
                                         increases for the next few meetings. As a result, further
                                         declines in long-term yields are unlikely in the near term.
                                         Secondary market liquidity -- or ease of trading -- should remain a difficult issue in the municipal market as retail investors continue to focus on equities and direct bond
                                         purchases. Improved demand for municipal bond mutual funds is possible as the recent increase in equity market
                                         volatility may shift investor preferences. On the supply
                                         side, new issuance has been significantly lower in early
                                         2000, as higher yields have reduced refunding opportunities for issuers. We estimate that 2000 will end the year with
                                         new issuance down about 15%.

NATIONS GEORGIA
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         We believe credit quality will remain healthy for
                                         traditional municipal issuers as the strong economy
                                         continues to drive strong increases in state and local tax collection. The health care sector should begin to stabilize as management adjustments and improved pricing power should start to combat the effects of Medicare reimbursement
                                         cutbacks that resulted after the 1997 Balanced Budget
                                         Amendment.

NATIONS GEORGIA
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/00)

[PIE CHART]

General obligation                                                               24.4%
Other                                                                             5.6%
Housing                                                                          13.1%
Education                                                                        12.3%
Cash                                                                             11.7%
Industrial development revenue/Pollution control revenue                         10.7%
Prerefunded                                                                       9.4%
Hospital                                                                          7.4%
Transportation                                                                    3.6%
Water                                                                             1.8%

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Georgia State, Housing and Finance
                                                                                 Authority, Single-Family Mortgage
                                                                                 Revenue, Series 1998B-3, 4.400%
                                                                                 06/01/17                                5.1%
                                                                            -------------------------------------------------
                                                                              2  Georgia State, Housing and Finance
                                                                                 Authority, Single-Family Mortgage
                                                                                 Revenue, Series 1999B-2, 6.100%
                                                                                 06/01/31                                4.3%
                                                                            -------------------------------------------------
                                                                              3  Georgia State, GO, Series 1999D,
                                                                                 5.800% 11/01/13                         4.2%
                                                                            -------------------------------------------------
                                                                              4  Forsyth County, Georgia, School
                                                                                 District, GO, Series 1999, 6.000%
                                                                                 02/01/15                                4.2%
                                                                            -------------------------------------------------
                                                                              5  Georgia, George L. Smith II World
                                                                                 Congress Center Authority, Revenue
                                                                                 Refunding, (Domed Stadium Project)
                                                                                 Series 2000, AMT, (MBIA Insured),
                                                                                 6.000% 07/01/05                         4.1%
                                                                            -------------------------------------------------
                                                                              6  DeKalb County, Georgia, Development
                                                                                 Authority, Revenue, (Emory University
                                                                                 Project) Series 1994A, 6.000%
                                                                                 10/01/14                                4.1%
                                                                            -------------------------------------------------
                                                                              7  Roswell, Georgia, GO, Series 1995,
                                                                                 5.600% 02/01/10                         4.1%
                                                                            -------------------------------------------------
                                                                              8  Henry County, Georgia, Hospital
                                                                                 Authority, Revenue, (Henry Medical
                                                                                 Center Project) Series 1997,
                                                                                 Prerefunded 07/01/07 @ 102, (AMBAC
                                                                                 Insured), 6.000% 07/01/29               4.0%
                                                                            -------------------------------------------------
                                                                              9  White County, Georgia, Industrial
                                                                                 Development Authority, Revenue
                                                                                 Refunding, (Springs Industries, Inc.
                                                                                 Project) Series 1992, 6.850% 06/01/10   4.0%
                                                                            -------------------------------------------------
                                                                             10  Fulco, Georgia, Hospital Authority,
                                                                                 Revenue Anticipation Certificates,
                                                                                 (St. Joseph Hospital Project) Series
                                                                                 1994, 5.500% 10/01/14                   4.0%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2000, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS GEORGIA
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (12/30/93
                                                                                     through
                                                                                     3/31/00)        4.12%     3.31%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Georgia Municipal Bond Fund from
                                                the inception of the share
                                                class. The Lehman Municipal Bond
                                                Index is a broad-based,
                                                unmanaged, total return index
                                                composed of 8,000 investment
                                                grade, long-term maturity bonds.
                                                It is unavailable for
                                                investment. The performance of
                                                Primary A, Investor B and
                                                Investor C Shares may vary based
                                                on the differences in sales
                                                loads and fees paid by the
                                                shareholders investing in each
                                                class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                               NATIONS GEORGIA MUNICIPAL BOND      LEHMAN MUNICIPAL BOND INDEX
                                                                        FUND $12,257                         $13,634
                                                               ------------------------------      ---------------------------
Dec. 30 1993                                                                9525                              10000
                                                                            8818                               9451
                                                                            8891                               9555
                                                                            8845                               9621
1994                                                                        8705                               9483
                                                                            9397                              10154
                                                                            9633                              10398
                                                                            9905                              10697
1995                                                                       10396                              11139
                                                                           10171                              11005
                                                                           10226                              11089
                                                                           10480                              11343
1996                                                                       10729                              11632
                                                                           10685                              11604
                                                                           11050                              12004
                                                                           11340                              12366
1997                                                                       11646                              12701
                                                                           11776                              12847
                                                                           11946                              13042
                                                                           12342                              13442
1998                                                                       12377                              13523
                                                                           12444                              13643
                                                                           12219                              13403
                                                                           12092                              13350
1999                                                                       11913                              13246
Mar. 31 2000                                                               12257                              13634

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                               NATIONS GEORGIA MUNICIPAL BOND      LEHMAN MUNICIPAL BOND INDEX
                                                                        FUND $12,868                         $13,643
                                                               ------------------------------      ---------------------------
Dec. 30 1993                                                               10000                              10000
                                                                            9268                               9451
                                                                            9334                               9555
                                                                            9286                               9621
1994                                                                        9139                               9483
                                                                            9865                              10154
                                                                           10114                              10398
                                                                           10399                              10697
1995                                                                       10915                              11139
                                                                           10678                              11005
                                                                           10736                              11089
                                                                           11003                              11343
1996                                                                       11264                              11632
                                                                           11217                              11604
                                                                           11601                              12004
                                                                           11905                              12366
1997                                                                       12227                              12701
                                                                           12363                              12847
                                                                           12541                              13042
                                                                           12958                              13442
1998                                                                       12994                              13523
                                                                           13064                              13643
                                                                           12828                              13403
                                                                           12694                              13350
1999                                                                       12506                              13246
Mar. 31 2000                                                               12868                              13634

   TOTAL RETURN (AS OF 3/31/00)

                                                          INVESTOR A                 INVESTOR B                 INVESTOR C
                                      PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                        1/13/94              12/30/93                   10/21/93                   11/3/94
-------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                     -1.27%         -1.50%       -6.13%       -2.19%       -5.96%        -2.29%       -3.24%
-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                 4.91%          4.69%        3.02%        4.00%        3.07%         3.99%        3.99%
5 YEARS                                 5.72%          5.46%        4.44%        4.86%        4.69%         4.92%        4.92%
SINCE INCEPTION                         4.29%          4.12%        3.31%        3.52%        3.52%         6.58%        6.58%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

NATIONS MARYLAND INTERMEDIATE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS MARYLAND INTERMEDIATE MUNICIPAL BOND FUND'S
                                         PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2000 AND
                                         ITS OUTLOOK FOR THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk, and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Maryland municipal securities, we aim to
exempt from federal and Maryland         limit the Fund's exposure to any single credit or market
state income taxes consistent with       sector. In addition, we use a combination of investment
moderate fluctuation of principal.       strategies, including duration management (managing the
PERFORMANCE REVIEW                       Fund's sensitivity to interest rates), market sector
For the 12-month period ended            selection and individual credit reviews. We also seek to
March 31, 2000, Nations Maryland         limit the distribution of capital gains when appropriate. As
Intermediate Municipal Bond Fund         an intermediate-term portfolio, the Fund normally maintains
Investor A Shares provided               an average dollar-weighted maturity of between three and ten
shareholders with a total return         years and a duration of between three and six years.
of -0.06%.*                              PLEASE COMMENT ON THE FUND'S PERFORMANCE.**
                                         With a total return of -0.06%, Nations Maryland Intermediate
                                         Municipal Bond Fund (Investor A Shares) outperformed its
                                         peer group, the Lipper Other States Intermediate Municipal
                                         Debt Funds Universe, which returned -0.72%, for the 12-month period ended March 31, 2000. The Fund benefited from a
                                         slightly shorter duration than its peer group, which helped protect principal in a rising interest rate environment.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN MARYLAND?
                                         The state of Maryland has earned the highest possible credit rating from Moody's Investors Service, Inc. ("Aaa"),
                                         Standard & Poor's Corporation ("AAA"), and Fitch IBCA, Inc.
                                         ("AAA"). While Maryland has a diverse economy, economic
                                         growth has been led by the service and construction sectors.
                                         The federal government has historically played a large and positive role in Maryland's economy. While the effects of
                                         the federal government have been centered in Montgomery
                                         County (a northern suburb of Washington, D.C.), the federal presence

                           *The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

                           **Lipper Inc. is an independent mutual fund performance monitor. Funds included in the Lipper Other States Intermediate Municipal Debt Funds Universe invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS MARYLAND INTERMEDIATE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         is also significant in many other parts of the state.
                                         Maryland's finances have been historically sound. For the
                                         last several years the state has been operating at a
                                         surplus. For fiscal 1999, the general fund is estimated to have produced a surplus of $383 million out of general fund balance of $1.98 billion, or 17.8% of expenditures. This is a sizeable reserve that can be used to cushion the state
                                         through a recession or other negative or unusual event.

                                         WHAT IS YOUR OUTLOOK FOR MARYLAND AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         A key challenge for the state and its local governments is to maintain infrastructure and economic development-related spending without compromising finances. Specifically,
                                         education standards and spending must be maintained for the state to attract and retain workers. Other areas of concern are infrastructure related -- roads, water and sewer -- and the criminal justice system. Over the long term, we believe the state can effectively meet these challenges.
                                         The state has made considerable progress in implementing a transition to retail electric deregulation. Comprehensive
                                         legislation was passed in April of 1999 to guide the state through a multi-year transition.
                                         Our overall outlook for the national municipal bond market going forward is generally positive. Long-term AAA-rated
                                         general obligation municipal bonds began the period at a
                                         5.06% yield, rising steadily throughout 1999 to a high of
                                         6.04% in January 2000. By March 2000, long-term yields
                                         reversed course and fell to a 5.69% yield. The persistent
                                         divergence between strong economic growth and benign
                                         inflation data continues to pull the Federal Reserve Board
                                         (the Fed) in two directions. The strong growth data demands that the Fed tighten monetary policy, while the weak
                                         inflation data encourages the Fed to remain on hold. As a
                                         result, the Fed has taken the cautious stance of gradual
                                         increments of 0.25% short-term interest rate increases.
                                         After successive increases in February and in March, the
                                         Federal Funds Rate increased from 5.50% to 6.00%. The Fed
                                         likely will continue its gradual course of 0.25% rate
                                         increases for the next few meetings. As a result, we think further declines in long-term yields are unlikely in the
                                         near term.
                                         Secondary market liquidity -- or ease of trading -- should remain a difficult issue in the municipal market as retail investors continue to focus on equities and direct bond
                                         purchases. Improved demand for municipal bond mutual funds is possible as the recent increase in equity market
                                         volatility may shift investor preferences. On the supply
                                         side, new issuance has been significantly lower in early
                                         2000, as higher yields have reduced refunding opportunities for issuers. We estimate that 2000 will end the year with
                                         new issuance down about 15%.
                                         We believe credit quality will remain healthy for
                                         traditional municipal issuers as the strong economy
                                         continues to drive strong increases in state and local tax collection. The health care sector should begin to stabilize as management adjustments and improved pricing power should start to combat the effects of Medicare reimbursement
                                         cutbacks that resulted after the 1997 Balanced Budget
                                         Amendment.

NATIONS MARYLAND INTERMEDIATE
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/00)

[PIE CHART]

General obligation                                                               35.7
Resource recovery                                                                 1.9
Industrial development revenue/Pollution control revenue                          3.1
Hospital                                                                          4.9
Water                                                                             5.4
Education                                                                         6.9
Transportation                                                                    9.1
Housing                                                                          12.9
Other                                                                             5.3
Prerefunded                                                                      14.8

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Maryland State, Transportation
                                                                                 Authority, Transportation Revenue,
                                                                                 Series 1992, 5.700% 07/01/05            2.2%
                                                                            -------------------------------------------------
                                                                              2  Maryland State, Health and Higher
                                                                                 Education Facilities Authority,
                                                                                 Revenue, (Johns Hopkins University
                                                                                 Project) Series 1999, 6.000% 07/01/39   2.1%
                                                                            -------------------------------------------------
                                                                              3  Maryland State, Community Development
                                                                                 Administration, Development Revenue,
                                                                                 (Lexington Terrace Senior Housing, LP
                                                                                 Project) Series 1998B, AMT, 3.900%
                                                                                 10/01/02                                2.0%
                                                                            -------------------------------------------------
                                                                              4  Maryland State, Community Development
                                                                                 Administration, Department of Housing
                                                                                 and Community Development, Revenue,
                                                                                 (Single-Family Program) Series
                                                                                 1998-3, AMT, 4.500% 04/01/08            2.0%
                                                                            -------------------------------------------------
                                                                              5  Montgomery County, Maryland,
                                                                                 Consolidated Public Improvement GO,
                                                                                 Series 1993A, 4.900% 10/01/07           1.8%
                                                                            -------------------------------------------------
                                                                              6  Washington, District of Columbia,
                                                                                 Metropolitan Area Transportation
                                                                                 Authority, Revenue Refunding, Series
                                                                                 1993, (FGIC Insured), 5.000% 07/01/06   1.8%
                                                                            -------------------------------------------------
                                                                              7  Washington, Suburban Sanitation
                                                                                 District Authority, Maryland, Water
                                                                                 Supply GO Refunding, Series 1993,
                                                                                 5.100% 12/01/07                         1.8%
                                                                            -------------------------------------------------
                                                                              8  University of Maryland, Systems
                                                                                 Auxiliary Facilities and Tuition
                                                                                 Revenue, Series 1996A, 5.600%
                                                                                 04/01/14                                1.7%
                                                                            -------------------------------------------------
                                                                              9  Montgomery County, Maryland, GO,
                                                                                 Series 1991, Prerefunded 10/01/01 @
                                                                                 102, 6.100% 10/01/05                    1.6%
                                                                            -------------------------------------------------
                                                                             10  Maryland State, Health and Higher
                                                                                 Education Facilities Authority,
                                                                                 Revenue Refunding, (Johns Hopkins
                                                                                 Hospital Project) Series 1993, 5.500%
                                                                                 07/01/07                                1.6%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2000, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS MARYLAND INTERMEDIATE
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (9/1/90 through
                                                                                     3/31/00)        5.70%     5.33%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Maryland Intermediate Municipal
                                                Bond Fund from the inception of
                                                the share class. The Lehman
                                                7-Year Municipal Bond Index is a
                                                broad-based, unmanaged, total
                                                return index composed of
                                                investment grade bonds with
                                                maturities of 7 to 8 years. It
                                                is unavailable for investment.
                                                The performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                               NATIONS MARYLAND INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                MUNICIPAL BOND FUND $16,454               INDEX $18,636
                                                               -----------------------------       ----------------------------
Sep. 1 1990                                                                 9675                              10000
1990                                                                       10068                              10399
                                                                           10297                              10646
                                                                           10459                              10829
                                                                           10762                              11241
1991                                                                       11092                              11612
                                                                           11105                              11602
                                                                           11453                              12013
                                                                           11697                              12342
1992                                                                       11875                              12545
                                                                           12227                              12946
                                                                           12551                              13305
                                                                           12946                              13690
1993                                                                       13064                              13856
                                                                           12472                              13334
                                                                           12568                              13474
                                                                           12603                              13603
1994                                                                       12449                              13473
                                                                           13143                              14181
                                                                           13494                              14584
                                                                           13799                              15000
1995                                                                       14145                              15378
                                                                           14067                              15322
                                                                           14094                              15390
                                                                           14335                              15665
1996                                                                       14630                              16049
                                                                           14576                              16031
                                                                           14948                              16472
                                                                           15281                              16912
1997                                                                       15588                              17281
                                                                           15687                              17491
                                                                           15858                              17694
                                                                           16279                              18255
1998                                                                       16382                              18370
                                                                           16464                              18526
                                                                           16237                              18211
                                                                           16235                              18361
1999                                                                       16209                              18344
Mar. 31 2000                                                               16454                              18636

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                               NATIONS MARYLAND INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                MUNICIPAL BOND FUND $17,007               INDEX $18,636
                                                               -----------------------------       ----------------------------
Sep. 1 1990                                                                10000                              10000
1990                                                                       10407                              10399
                                                                           10643                              10646
                                                                           10810                              10829
                                                                           11124                              11241
1991                                                                       11465                              11612
                                                                           11478                              11602
                                                                           11838                              12013
                                                                           12090                              12342
1992                                                                       12274                              12545
                                                                           12837                              12946
                                                                           12972                              13305
                                                                           13381                              13690
1993                                                                       13503                              13856
                                                                           12891                              13334
                                                                           12990                              13474
                                                                           13027                              13603
1994                                                                       12868                              13473
                                                                           13584                              14181
                                                                           13947                              14584
                                                                           14262                              15000
1995                                                                       14620                              15378
                                                                           14540                              15322
                                                                           14567                              15390
                                                                           14817                              15665
1996                                                                       15122                              16049
                                                                           16066                              16031
                                                                           15450                              16472
                                                                           15794                              16912
1997                                                                       16112                              17281
                                                                           16213                              17491
                                                                           16390                              17694
                                                                           16826                              18255
1998                                                                       16932                              18370
                                                                           17017                              18526
                                                                           16782                              18211
                                                                           16780                              18361
1999                                                                       16754                              18344
Mar. 31 2000                                                               17007                              18636

   TOTAL RETURN (AS OF 3/31/00)

                                                          INVESTOR A                 INVESTOR B                 INVESTOR C
                                      PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                        9/1/90                9/1/90                     6/8/93                    6/17/92
-------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                      0.17%         -0.06%       -3.29%       -0.74%       -3.61%        -0.82%       -1.78%
-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                 4.34%          4.12%        2.98%        3.51%        3.20%         3.47%        3.47%
5 YEARS                                 4.81%          4.60%        3.92%        4.10%        4.10%         4.08%        4.08%
SINCE INCEPTION                         5.87%          5.70%        5.33%        3.80%        3.80%         4.31%        4.31%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

NATIONS MARYLAND
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS MARYLAND MUNICIPAL BOND FUND'S PERFORMANCE FOR THE
                                         12-MONTH PERIOD ENDED MARCH 31, 2000 AND ITS OUTLOOK FOR THE
                                         FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk, and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Maryland municipal securities, we aim to
exempt from federal and Maryland         limit the Fund's exposure to any single credit or market
state income taxes with the              sector. In addition, we use a combination of investment
potential for principal                  strategies, including duration management (managing the
fluctuation associated with              Fund's sensitivity to interest rates), market sector
investments in long-term municipal       selection and individual credit reviews. We also seek to
securities.                              limit the distribution of capital gains when appropriate. As
PERFORMANCE REVIEW                       a long-term portfolio, the Fund normally maintains an
For the 12-month period ended            average dollar-weighted maturity of greater than seven years
March 31, 2000, Nations Maryland         and a duration of greater than six years.
Municipal Bond Fund Investor A           PLEASE COMMENT ON THE FUND'S PERFORMANCE.**
Shares provided shareholders with        With a total return of -0.49%, Nations Maryland Municipal
a total return of -0.49%.*               Bond Fund (Investor A Shares) significantly outperformed its peer group, the Lipper Maryland Municipal Debt Funds
                                         Universe, which returned -1.76% for the 12-month period. The
                                         Fund benefited from an overweighting in higher quality
                                         bonds, which retained more of their value than bonds of
                                         lesser quality. This, coupled with a shorter duration,
                                         helped the Fund outperform its peers.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN MARYLAND?
                                         The state of Maryland has earned the highest possible credit rating from Moody's Investors Service, Inc. ("Aaa"),
                                         Standard & Poor's Corporation ("AAA"), and Fitch IBCA, Inc.
                                         ("AAA"). While Maryland has a diverse economy, economic
                                         growth has been led by the service and construction sectors.
                                         The federal government has historically played a large and positive role in Maryland's economy. While the effects of
                                         the federal government have been centered in Montgomery
                                         County (a northern suburb of Washington, D.C.), the federal presence is also significant in many other parts of the
                                         state.

                           *The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

                           **Lipper Inc. is an independent mutual fund performance monitor. Funds included in the Lipper Maryland Municipal Debt Funds Universe limit their assets to those securities that are exempt from taxation in Maryland.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS MARYLAND
MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         Maryland's finances have been historically sound. For the
                                         last several years the state has been operating at a
                                         surplus. For fiscal 1999, the general fund is estimated to have produced a surplus of $383 million out of general fund balance of $1.98 billion, or 17.8% of expenditures.
                                         This is a sizeable reserve that can be used to cushion the state through a recession or other negative or unusual
                                         event.
                                         WHAT IS YOUR OUTLOOK FOR MARYLAND AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         A key challenge for the state and its local governments is to maintain infrastructure and economic development-related spending without compromising finances. Specifically,
                                         education standards and spending must be maintained for the state to attract and retain workers. Other areas of concern are infrastructure related -- roads, water and sewer -- and the criminal justice system. Over the long term, we believe the state can effectively meet these challenges.
                                         The state has made considerable progress in implementing a transition to retail electric deregulation. Comprehensive
                                         legislation was passed in April of 1999 to guide the state through a multi-year transition.
                                         Our overall outlook for the national municipal bond market going forward is generally positive. Long-term AAA-rated
                                         general obligation municipal bonds began the period at a
                                         5.06% yield, rising steadily throughout 1999 to a high of
                                         6.04% in January 2000. By March 2000, long-term yields
                                         reversed course and fell to a 5.69% yield. The persistent
                                         divergence between strong economic growth and benign
                                         inflation data continues to pull the Federal Reserve Board
                                         (the Fed) in two directions. The strong growth data demands that the Fed tighten monetary policy, while the weak
                                         inflation data encourages the Fed to remain on hold. As a
                                         result, the Fed has taken the cautious stance of gradual
                                         increments of 0.25% short-term interest rate increases.
                                         After successive increases in February and in March, the
                                         Federal Funds Rate increased from 5.50% to 6.00%. The Fed
                                         likely will continue its gradual course of 0.25% rate
                                         increases for the next few meetings. As a result, we think further declines in long-term yields are unlikely in the
                                         near term.
                                         Secondary market liquidity -- or ease of trading -- should remain a difficult issue in the municipal market as retail investors continue to focus on equities and direct bond
                                         purchases. Improved demand for municipal bond mutual funds is possible as the recent increase in equity market
                                         volatility may shift investor preferences. On the supply
                                         side, new issuance has been significantly lower in early
                                         2000, as higher yields have reduced refunding opportunities for issuers. We estimate that 2000 will end the year with
                                         new issuance down about 15%.
                                         We believe credit quality will remain healthy for
                                         traditional municipal issuers as the strong economy
                                         continues to drive strong increases in state and local tax collection. The health care sector should begin to stabilize as management adjustments and improved pricing power should start to combat the effects of Medicare reimbursement
                                         cutbacks that resulted after the 1997 Balanced Budget
                                         Amendment.

NATIONS MARYLAND
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/00)

[PIE CHART]

General obligation                                                               33.5%
Other                                                                             5.4%
Education                                                                        22.2%
Housing                                                                          12.6%
Hospital                                                                          6.5%
Prerefunded                                                                       5.9%
Lease                                                                             4.0%
Resource recovery                                                                 3.9%
Transportation                                                                    3.2%
Industrial development revenue/Pollution control revenue                          2.8%

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  University of Maryland, Systems
                                                                                 Auxiliary Facilities and Tuition
                                                                                 Revenue, Series 1996A, 5.600%
                                                                                 04/01/13                                7.2%
                                                                            -------------------------------------------------
                                                                              2  Maryland State, Health and Higher
                                                                                 Education Facilities Authority,
                                                                                 Revenue, (Johns Hopkins University
                                                                                 Project) Series 1999, 6.000% 07/01/39   5.7%
                                                                            -------------------------------------------------
                                                                              3  Howard County, Maryland, Consolidated
                                                                                 Public Improvement GO, Series 2000A,
                                                                                 5.250% 02/15/17                         5.2%
                                                                            -------------------------------------------------
                                                                              4  Maryland State, Health and Higher
                                                                                 Education Facilities Authority,
                                                                                 Revenue, (Hospital Charity Obligation
                                                                                 Group) Series 1997D, Mandatory Put
                                                                                 11/01/03 @ 100, 4.600% 11/01/26         4.8%
                                                                            -------------------------------------------------
                                                                              5  Montgomery County, Maryland,
                                                                                 Consolidated Public Improvement GO,
                                                                                 Series 1992A, 5.800% 07/01/07           4.4%
                                                                            -------------------------------------------------
                                                                              6  Wilcomico County, Maryland, Public
                                                                                 Improvement GO, Series 1997, (MBIA
                                                                                 Insured), 4.800% 12/01/10               3.5%
                                                                            -------------------------------------------------
                                                                              7  Maryland State, Health and Higher
                                                                                 Education Facilities Authority,
                                                                                 Revenue, (John Hopkins Hospital
                                                                                 Redevelopment Project) Series 1979,
                                                                                 5.750% 07/01/09                         3.0%
                                                                            -------------------------------------------------
                                                                              8  Harford County, Maryland, GO, Series
                                                                                 1997, 5.500% 12/01/07                   2.9%
                                                                            -------------------------------------------------
                                                                              9  Maryland State, Community Development
                                                                                 Administration, Department of Housing
                                                                                 and Community Development, Revenue,
                                                                                 Series 1999H, AMT, 6.000% 09/01/17      2.8%
                                                                            -------------------------------------------------
                                                                             10  Maryland State, State and Local
                                                                                 Facilities Loan GO, Series 1999-2,
                                                                                 5.000% 07/15/07                         2.8%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2000, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS MARYLAND
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (11/4/93
                                                                                     through
                                                                                     3/31/00)        4.29%     3.50%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Maryland Municipal Bond Fund
                                                from the inception of the share
                                                class. The Lehman Municipal Bond
                                                Index is a broad-based,
                                                unmanaged, total return index
                                                composed of 8,000 investment
                                                grade, long-term maturity bonds.
                                                It is unavailable for
                                                investment. The performance of
                                                Primary A, Investor B and
                                                Investor C Shares may vary based
                                                on the differences in sales
                                                loads and fees paid by the
                                                shareholders investing in each
                                                class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                              NATIONS MARYLAND MUNICIPAL BOND      LEHMAN MUNICIPAL BOND INDEX
                                                                        FUND $12,462                         $13,799
                                                              -------------------------------      ---------------------------
Nov. 4 1993                                                                 9525                              10000
1993                                                                        9767                              10121
                                                                            8993                               9565
                                                                            9034                               9671
                                                                            9015                               9737
1994                                                                        8863                               9598
                                                                            9580                              10277
                                                                            9794                              10524
                                                                           10044                              10826
1995                                                                       10551                              11273
                                                                           10319                              11138
                                                                           10384                              11223
                                                                           10619                              11480
1996                                                                       10868                              11773
                                                                           10832                              11744
                                                                           11167                              12150
                                                                           11514                              12515
1997                                                                       11846                              12854
                                                                           11960                              13002
                                                                           12110                              13200
                                                                           12458                              13605
1998                                                                       12499                              13687
                                                                           12523                              13809
                                                                           12296                              13565
                                                                           12257                              13511
1999                                                                       12198                              13406
Mar. 31 2000                                                               12462                              13799

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                              NATIONS MARYLAND MUNICIPAL BOND      LEHMAN MUNICIPAL BOND INDEX
                                                                        FUND $13,083                         $13,799
                                                              -------------------------------      ---------------------------
Nov. 4 1993                                                                10000                              10000
1993                                                                       10254                              10121
                                                                            9442                               9565
                                                                            9484                               9671
                                                                            9464                               9737
1994                                                                        9305                               9598
                                                                           10057                              10277
                                                                           10283                              10524
                                                                           10545                              10826
1995                                                                       11077                              11273
                                                                           10834                              11138
                                                                           10902                              11223
                                                                           11148                              11480
1996                                                                       11410                              11773
                                                                           11373                              11744
                                                                           11724                              12150
                                                                           12089                              12515
1997                                                                       12437                              12854
                                                                           12556                              13002
                                                                           12714                              13200
                                                                           13079                              13605
1998                                                                       13122                              13687
                                                                           13147                              13809
                                                                           12909                              13565
                                                                           12868                              13511
1999                                                                       12806                              13406
Mar. 31 2000                                                               13083                              13799

   TOTAL RETURN (AS OF 3/31/00)

                                                          INVESTOR A                 INVESTOR B                 INVESTOR C
                                      PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                        9/20/94               11/4/93                   10/21/93                   11/3/94
-------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                     -0.25%         -0.49%       -5.23%       -1.19%       -5.00%        -1.23%       -2.18%
-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                 5.00%          4.79%        3.10%        4.10%        3.17%         4.12%        4.12%
5 YEARS                                 5.62%          5.41%        4.38%        4.76%        4.60%         4.85%        4.85%
SINCE INCEPTION                         6.15%          4.29%        3.50%        3.33%        3.33%         6.42%        6.42%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

NATIONS NORTH CAROLINA
INTERMEDIATE MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND'S
                                         PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2000 AND
                                         ITS OUTLOOK FOR THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk, and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of North Carolina municipal securities, we aim
exempt from federal and North            to limit the Fund's exposure to any single credit or market
Carolina state income taxes              sector. In addition, we use a combination of investment
consistent with moderate                 strategies, including duration management (managing the
fluctuation of principal.                Fund's sensitivity to interest rates), market sector
PERFORMANCE REVIEW                       selection and individual credit reviews. We also seek to
For the 12-month period ended            limit the distribution of capital gains when appropriate. As
March 31, 2000, Nations North            an intermediate-term portfolio, the Fund maintains an
Carolina Intermediate Municipal          average dollar-weighted maturity of between three and ten
Bond Fund Investor A Shares              years and a duration of between three and six years.
provided shareholders with a total       PLEASE COMMENT ON THE FUND'S PERFORMANCE.**
return of -0.18%.*                       With a total return of -0.18%, Nations North Carolina
                                         Intermediate Municipal Fund (Investor A Shares) outperformed its peer group, the Lipper Other States Intermediate
                                         Municipal Debt Funds Universe, which returned -0.72% for the
                                         12-month period ended March 31, 2000. The Fund benefited
                                         from a slightly shorter duration than its peer group,
                                         helping to protect principal in a rising interest-rate
                                         environment.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN NORTH
                                         CAROLINA?
                                         The state of North Carolina has earned the highest possible credit rating from Moody's Investors Service, Inc. ("Aaa"),
                                         Standard & Poor's Corporation ("AAA"), and Fitch IBCA, Inc.
                                         ("AAA"). The long-term diverse growth in the state's economy has significantly reduced reliance on textiles and
                                         manufacturing. The most significant growth has occurred in three sectors: banking/finance, services and trade. However, other areas have participated, most notably the high
                                         technology

                           *The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

                           **Lipper Inc. is an independent mutual fund performance monitor. Funds included in the Lipper Other States Intermediate Municipal Debt Funds Universe invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS NORTH CAROLINA
INTERMEDIATE MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         industry in Raleigh's Research Triangle Park. The state has a long track record of successful financial management. For instance, general fund tax collections for 1999 were at
                                         $11.97 billion, an increase of 7.9%. There have been some
                                         drawdowns in the fund for 1999 in order to remedy a series of one-time problems. However, we believe finances are still strong and should remain so.
                                         WHAT IS YOUR OUTLOOK FOR NORTH CAROLINA AND THE MUNICIPAL
                                         BOND MARKET FOR THE COMING YEAR?
                                         A concern remains regarding the ability of state and local governments to pay for infrastructure such as roads, water and sewer without damaging financial operations. Of
                                         particular importance is the continued funding of education to attract new employees from outside North Carolina.
                                         Because of very low unemployment rates in the state, it is important both to maintain this steady flow of workers into the state and to provide training for the current labor
                                         pool. Based on past performance, we believe that these goals can be largely achieved.
                                         Another challenge is retail electric deregulation. While no legislation has been passed yet, the legislature and key
                                         parties are actively considering a wide number of solutions for financing unfunded costs. We believe this challenge can be met.
                                         Our overall outlook for the national municipal bond market going forward is generally positive. Long-term AAA-rated
                                         general obligation municipal bonds began the period at a
                                         5.06% yield, rising steadily throughout 1999 to a high of
                                         6.04% in January 2000. By March 2000, long-term yields
                                         reversed course and fell to a 5.69% yield. The persistent
                                         divergence between strong economic growth and benign
                                         inflation data continues to pull the Federal Reserve Board
                                         (the Fed) in two directions. The strong growth data demands that the Fed tighten monetary policy, while the weak
                                         inflation data encourages the Fed to remain on hold. As a
                                         result, the Fed has taken the cautious stance of gradual
                                         increments of 0.25% short-term interest rate increases.
                                         After successive increases in February and in March, the
                                         Federal Funds rate increased from 5.50% to 6.00%. The Fed
                                         likely will continue its gradual course of 0.25% rate
                                         increases for the next few meetings. As a result, further
                                         declines in long-term yields are unlikely in the near term.
                                         Secondary market liquidity -- or ease of trading -- should remain a difficult issue in the municipal market as retail investors continue to focus on equities and direct bond
                                         purchases. Improved demand for municipal bond mutual funds is possible as the recent increase in equity market
                                         volatility may shift investor preferences. On the supply
                                         side, new issuance has been significantly lower in early
                                         2000, as higher yields have reduced refunding opportunities for issuers. We estimate that 2000 will end the year with
                                         new issuance down about 15%.
                                         We believe credit quality will remain healthy for
                                         traditional municipal issuers as the strong economy
                                         continues to drive strong increases in state and local tax collection. The health care sector should begin to stabilize as management adjustments and improved pricing power should start to combat the effects of Medicare reimbursement
                                         cutbacks that resulted after the 1997 Balanced Budget
                                         Amendment.

NATIONS NORTH CAROLINA
INTERMEDIATE MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/00)

[PIE CHART]

Water                                                                             3.1%
Hospital                                                                         24.0%
General obligation                                                               25.1%
Other                                                                             6.0%
Prerefunded                                                                      14.4%
Housing                                                                           7.8%
Education                                                                         5.9%
Industrial development revenue/Pollution control revenue                          5.5%
Cash                                                                              4.6%
Transportation                                                                    3.6%

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  North Carolina, Medical Care
                                                                                 Commission, Health Care Facilities
                                                                                 Revenue, (Grace Hospital,
                                                                                 Inc. - Morganton Project) Series
                                                                                 1996, (AMBAC Insured), 5.250%
                                                                                 10/01/16                                2.5%
                                                                            -------------------------------------------------
                                                                              2  New Jersey, Financing Authority,
                                                                                 Health Care Facilities Revenue,
                                                                                 (Riverwood Center Inc. Project)
                                                                                 Series 1991A, (FSA Insured),
                                                                                 Prerefunded 07/01/01 @ 102, 9.900%
                                                                                 07/01/21                                2.3%
                                                                            -------------------------------------------------
                                                                              3  North Carolina State, GO, Series
                                                                                 1997A, 5.100% 03/01/06                  2.1%
                                                                            -------------------------------------------------
                                                                              4  Charlotte-Mecklenburg Hospital
                                                                                 Authority, Revenue, (Carolinas
                                                                                 Healthcare System Project) Series
                                                                                 1997A, 5.125% 01/15/22                  2.1%
                                                                            -------------------------------------------------
                                                                              5  North Carolina, Housing Finance
                                                                                 Agency, Single-Family Housing
                                                                                 Revenue, (Home Ownership Project)
                                                                                 Series 1998A-1, AMT, 5.350% 01/01/17    2.0%
                                                                            -------------------------------------------------
                                                                              6  North Carolina, Medical Care
                                                                                 Commission, Health Care Facilities
                                                                                 Revenue Refunding, (Novant Health,
                                                                                 Inc. Project) Series 1998A, (MBIA
                                                                                 Insured), 5.000% 10/01/07               2.0%
                                                                            -------------------------------------------------
                                                                              7  North Carolina, Medical Care
                                                                                 Commission, Health Care Facilities
                                                                                 Revenue, (Carolina Medicorp Inc.
                                                                                 Project) Series 1996, 5.100% 05/01/07   1.9%
                                                                            -------------------------------------------------
                                                                              8  University of North Carolina,
                                                                                 University Utilities Systems Revenue
                                                                                 Refunding, Series 1993, 5.200%
                                                                                 08/01/06                                1.9%
                                                                            -------------------------------------------------
                                                                              9  North Carolina, Medical Care
                                                                                 Commission, Health Care Facilities
                                                                                 Revenue, (Rex Hospital, Inc. Project)
                                                                                 Series 1993, Prerefunded 06/01/03 @
                                                                                 102, 6.250% 06/01/17                    1.7%
                                                                            -------------------------------------------------
                                                                             10  Courtland, Alabama, Industrial
                                                                                 Development Board, Solid Waste
                                                                                 Disposal Revenue, (Champion
                                                                                 International Corporation Project)
                                                                                 Series 1992, 7.000% 06/01/22            1.6%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2000, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS NORTH CAROLINA
INTERMEDIATE MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (12/14/92
                                                                                     through
                                                                                     3/31/00)        4.84%     4.36%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                North Carolina Intermediate
                                                Municipal Bond Fund from the
                                                inception of the share class.
                                                The Lehman 7-Year Municipal Bond
                                                Index is a broad-based,
                                                unmanaged, total return index
                                                composed of investment grade
                                                bonds with maturities of 7 to 8
                                                years. It is unavailable for
                                                investment. The performance of
                                                Primary A, Investor B and
                                                Investor C Shares may vary based
                                                on the differences in sales
                                                loads and fees paid by the
                                                shareholders investing in each
                                                class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                                   NATIONS NORTH CAROLINA          LEHMAN 7-YEAR MUNICIPAL BOND
                                                              INTERMEDIATE MUNICIPAL BOND FUND                INDEX
                                                              --------------------------------     ----------------------------
Dec. 14 1992                                                                9675                              10000
1992                                                                        9703                              10082
                                                                           10020                              10405
                                                                           10314                              10693
                                                                           10631                              11003
1993                                                                       10701                              11136
                                                                           10265                              10716
                                                                           10320                              10829
                                                                           10368                              10933
1994                                                                       10243                              10828
                                                                           10835                              11397
                                                                           11090                              11721
                                                                           11371                              12055
1995                                                                       11668                              12359
                                                                           11570                              12314
                                                                           11628                              12369
                                                                           11847                              12590
1996                                                                       12094                              12898
                                                                           12062                              12884
                                                                           12395                              13238
                                                                           12687                              13592
1997                                                                       12942                              13888
                                                                           13048                              14058
                                                                           13185                              14221
                                                                           13530                              14672
1998                                                                       13609                              14764
                                                                           13675                              14889
                                                                           13453                              14636
                                                                           13447                              14756
1999                                                                       13392                              14743
Mar. 31 2000                                                               13650                              14978

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                                   NATIONS NORTH CAROLINA
                                                              INTERMEDIATE MUNICIPAL BOND FUND     LEHMAN 7-YEAR MUNICIPAL BOND
                                                                          $14,109                         INDEX $14,978
                                                              --------------------------------     ----------------------------
Dec. 14 1992                                                               10000                              10000
                                                                           10028                              10082
                                                                           10357                              10405
                                                                           10660                              10693
                                                                           10988                              11003
1993                                                                       11060                              11136
                                                                           10610                              10716
                                                                           10666                              10829
                                                                           10716                              10933
                                                                           10587                              10828
                                                                           11199                              11397
                                                                           11463                              11721
                                                                           11753                              12055
1995                                                                       12060                              12359
                                                                           11958                              12314
                                                                           12018                              12369
                                                                           12245                              12590
                                                                           12500                              12898
                                                                           12468                              12884
                                                                           12812                              13238
                                                                           13113                              13592
1997                                                                       13376                              13888
                                                                           13486                              14058
                                                                           13628                              14221
                                                                           13985                              14672
                                                                           14066                              14764
                                                                           14135                              14889
                                                                           13906                              14636
                                                                           13899                              14756
1999                                                                       13842                              14743
Mar. 31 2000                                                               14109                              14978

   TOTAL RETURN (AS OF 3/31/00)

                                                      INVESTOR A                 INVESTOR B                 INVESTOR C
                                  PRIMARY A       NAV**         MOP*        NAV**        CDSC***        NAV**        CDSC***
Inception date                    12/11/92             12/14/92                    6/7/93                    12/16/92
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                 0.05%          -0.18%       -3.43%       -0.87%       -3.73%        -0.95%        -1.91%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                            4.43%           4.21%        3.06%        3.60%        3.29%         3.56%         3.56%
5 YEARS                            4.94%           4.73%        4.04%        4.23%        4.23%         4.21%         4.21%
SINCE INCEPTION                    5.05%           4.84%        4.36%        3.96%        3.96%         4.35%         4.35%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

NATIONS NORTH CAROLINA
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS NORTH CAROLINA MUNICIPAL BOND FUND'S PERFORMANCE FOR
                                         THE 12-MONTH PERIOD ENDED MARCH 31, 2000 AND ITS OUTLOOK FOR
                                         THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk, and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of North Carolina municipal securities, we aim
exempt from federal and North            to limit the Fund's exposure to any single credit or market
Carolina state income taxes with         sector. In addition, we use a combination of investment
the potential for principal              strategies, including duration management (managing the
fluctuation associated with              Fund's sensitivity to interest rates), market sector
investments in long-term municipal       selection and individual credit reviews. We also seek to
securities.                              limit the distribution of capital gains when appropriate. As
PERFORMANCE REVIEW                       a long-term portfolio, the Fund normally maintains an
For the 12-month period ended            average dollar-weighted maturity of greater than seven years
March 31, 2000, Nations North            and a duration of greater than six years.
Carolina Municipal Bond Fund             PLEASE COMMENT ON THE FUND'S PERFORMANCE.**
Investor A Shares provided               With a total return of -1.20%, Nations North Carolina
shareholders with a total return         Municipal Bond Fund (Investor A Shares) significantly
of -1.20%.*                              outperformed its peer group, the Lipper North Carolina
                                         Municipal Debt Funds Universe, which returned -2.17% for the
                                         12-month period ended March 31, 2000. The Fund benefited
                                         from an overweighting in higher quality bonds. This, coupled with a slightly shorter duration, enabled the Fund to
                                         outperform its peer group.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN NORTH
                                         CAROLINA?
                                         The state of North Carolina has earned the highest possible credit rating from Moody's Investors Service, Inc. ("Aaa"),
                                         Standard & Poor's Corporation ("AAA"), and Fitch IBCA, Inc.
                                         ("AAA"). The long-term diverse growth in the state's economy has significantly reduced reliance on textiles and
                                         manufacturing. The most significant growth has occurred in three sectors: banking/finance, services and trade. However, other areas have participated, most notably the high
                                         technology industry in Raleigh's Research Triangle Park. The state has a long track record of

                           *The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

                           **Lipper Inc. is an independent mutual fund performance monitor. Funds included in the Lipper North Carolina Municipal Debt Funds Universe limit their assets to those securities that are exempt from taxation in North Carolina.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS NORTH CAROLINA
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         successful financial management. For instance, general fund tax collections for 1999 were at $11.97 billion, an increase of 7.9%. There have been some drawdowns in the fund for 1999 in order to remedy a series of one-time problems. However, we believe finances are still strong and should remain so.
                                         WHAT IS YOUR OUTLOOK FOR NORTH CAROLINA AND THE MUNICIPAL
                                         BOND MARKET FOR THE COMING YEAR?
                                         A concern remains regarding the ability of state and local governments to pay for infrastructure such as roads, water and sewer without damaging financial operations. Of
                                         particular importance is the continued funding of education to attract new employees from outside North Carolina.
                                         Because of very low unemployment rates in the state, it is important both to maintain this steady flow of workers into the state and to provide training for the current labor
                                         pool. Based on past performance, we believe that these goals can be largely achieved.

                                         Another challenge is retail electric deregulation. While no legislation has been passed yet, the legislature and key
                                         parties are actively considering a wide number of solutions for financing unfunded costs. We believe this challenge can be met.
                                         Our overall outlook for the national municipal bond market going forward is generally positive. Long-term AAA-rated
                                         general obligation municipal bonds began the period at a
                                         5.06% yield, rising steadily throughout 1999 to a high of
                                         6.04% in January 2000. By March 2000, long-term yields
                                         reversed course and fell to a 5.69% yield. The persistent
                                         divergence between strong economic growth and benign
                                         inflation data continues to pull the Federal Reserve Board
                                         (the Fed) in two directions. The strong growth data demands that the Fed tighten monetary policy, while the weak
                                         inflation data encourages the Fed to remain on hold. As a
                                         result, the Fed has taken the cautious stance of gradual
                                         increments of 0.25% short-term interest rate increases.
                                         After successive increases in February and in March, the
                                         Federal Funds rate increased from 5.50% to 6.00%. The Fed
                                         likely will continue its gradual course of 0.25% rate
                                         increases for the next few meetings. As a result, further
                                         declines in long-term yields are unlikely in the near term.
                                         Secondary market liquidity -- or ease of trading -- should remain a difficult issue in the municipal market as retail investors continue to focus on equities and direct bond
                                         purchases. Improved demand for municipal bond mutual funds is possible as the recent increase in equity market
                                         volatility may shift investor preferences. On the supply
                                         side, new issuance has been significantly lower in early
                                         2000, as higher yields have reduced refunding opportunities for issuers. We estimate that 2000 will end the year with
                                         new issuance down about 15%.
                                         We believe credit quality will remain healthy for
                                         traditional municipal issuers as the strong economy
                                         continues to drive strong increases in state and local tax collection. The health care sector should begin to stabilize as management adjustments and improved pricing power should start to combat the effects of Medicare reimbursement
                                         cutbacks that resulted after the 1997 Balanced Budget
                                         Amendment.

NATIONS NORTH CAROLINA
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/00)

[PIE CHART]

Electric                                                                          2.5%
Lease                                                                             4.9%
Cash                                                                              6.3%
Housing                                                                           8.8%
General obligation                                                               25.4%
Industrial development revenue/Pollution control revenue                         18.7%
Water                                                                            12.4%
Hospital                                                                         11.1%
Prerefunded                                                                       9.9%

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Mecklenburg County, North Carolina,
                                                                                 Industrial Facilities and Pollution
                                                                                 Control Financing Authority, Revenue
                                                                                 Refunding, (Fluor Corporation
                                                                                 Project) Series 1993, 5.250% 12/01/09   5.6%
                                                                            -------------------------------------------------
                                                                              2  Johnston County, North Carolina, GO,
                                                                                 Series 2000, (FGIC Insured), 5.500%
                                                                                 03/01/15                                4.9%
                                                                            -------------------------------------------------
                                                                              3  Martin County, North Carolina,
                                                                                 Industrial Facilities and Pollution
                                                                                 Control Financing Authority, Solid
                                                                                 Waste Disposal Revenue, (Weyerhaeuser
                                                                                 Company Project) Series 1993, AMT,
                                                                                 5.650% 12/01/23                         4.5%
                                                                            -------------------------------------------------
                                                                              4  Onslow County, North Carolina,
                                                                                 Combined Enterprise Systems, Revenue,
                                                                                 Series 1994, (MBIA Insured), 5.875%
                                                                                 06/01/09                                3.9%
                                                                            -------------------------------------------------
                                                                              5  North Carolina State, GO, Series
                                                                                 1997, 5.100% 06/01/09                   3.8%
                                                                            -------------------------------------------------
                                                                              6  Greensboro, North Carolina,
                                                                                 Enterprise Systems Revenue, Series
                                                                                 1998A, 5.500% 06/01/08                  3.4%
                                                                            -------------------------------------------------
                                                                              7  North Carolina, Medical Care
                                                                                 Commission, Health Care Facilities
                                                                                 Revenue, (Pitt County Memorial
                                                                                 Hospital Project) Series 1998B,
                                                                                 4.750% 12/01/28                         3.1%
                                                                            -------------------------------------------------
                                                                              8  Fayetteville, North Carolina, Public
                                                                                 Works Commission, Revenue Refunding,
                                                                                 Series 1997, (FSA Insured), 5.250%
                                                                                 03/01/07                                2.9%
                                                                            -------------------------------------------------
                                                                              9  North Carolina, Medical Care
                                                                                 Commission, Health Care Facilities
                                                                                 Revenue, (Gaston Memorial Hospital
                                                                                 Project) Series 1995, (AMBAC-TCRS
                                                                                 Insured), 5.250% 02/15/07               2.9%
                                                                            -------------------------------------------------
                                                                             10  North Carolina, Housing Finance
                                                                                 Agency, Revenue, (Home Ownership
                                                                                 Project) Series 1998A-2, AMT, 5.200%
                                                                                 01/01/20                                2.8%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2000, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS NORTH CAROLINA
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (11/1/93
                                                                                     through
                                                                                     3/31/00)        4.16%     3.37%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                North Carolina Municipal Bond
                                                Fund from the inception of the
                                                share class. The Lehman
                                                Municipal Bond Index is a
                                                broad-based, unmanaged, total
                                                return index composed of 8,000
                                                investment grade long-term
                                                maturity bonds. It is
                                                unavailable for investment. The
                                                performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                              NATIONS NORTH CAROLINA MUNICIPAL     LEHMAN MUNICIPAL BOND INDEX
                                                                     BOND FUND $12,369                       $13,799
                                                              --------------------------------     ---------------------------
Nov. 1 1993                                                                 9525                              10000
1993                                                                        9673                              10121
                                                                            8919                               9565
                                                                            8931                               9671
                                                                            8923                               9737
1994                                                                        8781                               9598
                                                                            9518                              10277
                                                                            9737                              10524
                                                                            9980                              10826
1995                                                                       10550                              11273
                                                                           10282                              11138
                                                                           10328                              11223
                                                                           10575                              11480
1996                                                                       10814                              11773
                                                                           10758                              11744
                                                                           11114                              12150
                                                                           11461                              12515
1997                                                                       11771                              12854
                                                                           11903                              13002
                                                                           12072                              13200
                                                                           12424                              13605
1998                                                                       12473                              13687
                                                                           12520                              13809
                                                                           12280                              13565
                                                                           12176                              13511
1999                                                                       12047                              13406
Mar. 31 2000                                                               12369                              13799

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                              NATIONS NORTH CAROLINA MUNICIPAL     LEHMAN MUNICIPAL BOND INDEX
                                                                     BOND FUND $12,987                       $13,799
                                                              --------------------------------     ---------------------------
Nov. 1 1993                                                                10000                              10000
1993                                                                       10155                              10121
                                                                            9364                               9565
                                                                            9375                               9671
                                                                            9365                               9737
1994                                                                        9219                               9598
                                                                            9993                              10277
                                                                           10223                              10524
                                                                           10477                              10826
1995                                                                       11076                              11273
                                                                           10794                              11138
                                                                           10843                              11223
                                                                           11102                              11480
1996                                                                       11353                              11773
                                                                           11294                              11744
                                                                           11668                              12150
                                                                           12033                              12515
1997                                                                       12358                              12854
                                                                           12486                              13002
                                                                           12674                              13200
                                                                           13044                              13605
1998                                                                       13095                              13687
                                                                           13145                              13809
                                                                           12893                              13565
                                                                           12784                              13511
1999                                                                       12649                              13406
Mar. 31 2000                                                               12987                              13799

   TOTAL RETURN (AS OF 3/31/00)

                                                       INVESTOR A                 INVESTOR B                 INVESTOR C
                                   PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                     1/11/94               11/1/93                   10/21/93                   11/3/94
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                  -0.98%         -1.20%       -5.87%       -1.90%       -5.68%        -1.99%       -2.93%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              4.98%          4.76%        3.09%        4.08%        3.15%         4.08%        4.08%
5 YEARS                              5.60%          5.38%        4.36%        4.74%        4.57%         4.80%        4.80%
SINCE INCEPTION                      4.19%          4.16%        3.37%        3.48%        3.48%         6.56%        6.56%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

NATIONS SOUTH CAROLINA
INTERMEDIATE MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND FUND'S
                                         PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2000 AND
                                         ITS OUTLOOK FOR THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management
Team of Banc of America Capital          The Fund balances its investments between high quality,
Management, Inc., investment             investment grade issues through which it seeks to reduce
sub-adviser to the Fund.                 credit and liquidity risk, and lower quality, investment
                                         grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of South Carolina municipal securities, we aim
exempt from federal and South            to limit the Fund's exposure to any single credit or market
Carolina state income taxes              sector. In addition, we use a combination of investment
consistent with moderate                 strategies, including duration management (managing the
fluctuation of principal.                Fund's sensitivity to interest rates), market sector
                                         selection and individual credit reviews. We also seek to
PERFORMANCE REVIEW                       limit the distribution of capital gains when appropriate. As
For the 12-month period ended            an intermediate-term portfolio, the Fund maintains an
March 31, 2000, Nations South            average dollar-weighted maturity of between three and ten
Carolina Intermediate Municipal          years and a duration of between three and six years.
Bond Fund Investor A Shares
provided shareholders with a total       PLEASE COMMENT ON THE FUND'S PERFORMANCE.**
return of -0.14%.*
                                         With a total return of -0.14%, Nations South Carolina
                                         Intermediate Municipal Bond Fund (Investor A Shares)
                                         outperformed its peer group, the Lipper Other States
                                         Intermediate Municipal Debt Funds Universe, which returned
                                         -0.72% for the 12-month period ended March 31, 2000. The
                                         Fund benefited from its conservative duration position.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN SOUTH
                                         CAROLINA?
                                         The state of South Carolina has earned the highest possible credit rating from Moody's Investors Service, Inc. ("Aaa"),
                                         Standard & Poor's Corporation ("AAA"), and Fitch IBCA, Inc.
                                         ("AAA"). South Carolina has been diversifying its economy by reducing its reliance on textile manufacturing and
                                         agriculture. The state has been a participant in the overall growth of the Southeast region. Contributing to this growth has been a low cost of living and low wages, which have
                                         attracted manufacturing employment. During 1999, capital
                                         investment by the manufacturing sector was $6.4 billion. As the manufacturing base expands, new

                           *The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

                           **Lipper Inc. is an independent mutual fund performance monitor. Funds included in the Lipper Other States Intermediate Municipal Debt Funds Universe invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS SOUTH CAROLINA
INTERMEDIATE MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         jobs at higher wages are being created. An additional credit strength is South Carolina's history of sound financial
                                         management. The state's fiscal 1999 general fund operating surplus was $191 million. This increased the total general fund balance to $366 million, or 8.1% of expenditures. This is a very high level for a state to achieve.
                                         WHAT IS YOUR OUTLOOK FOR SOUTH CAROLINA AND THE MUNICIPAL
                                         BOND MARKET FOR THE COMING YEAR?
                                         Supporting education is an important challenge for the state and its local government units. This would serve many
                                         purposes, but from an economic standpoint, it would provide trained workers for a low unemployment economy and serve as an inducement to workers to relocate from other areas. A
                                         well-educated and trained workforce also will aid in
                                         diversifying the state's economy. Another challenge is to
                                         maintain tight control of finances and to ensure the
                                         maintenance of adequate financial reserves to help weather a recession. We believe the state will largely achieve these goals over the long term.
                                         The state has not yet passed retail electric deregulation
                                         legislation. However, the state and power market
                                         participants are actively studying alternative plans for
                                         paying unfunded costs and transitioning into a deregulated environment.
                                         Our overall outlook for the national municipal bond market going forward is generally positive. Long-term AAA-rated
                                         general obligation municipal bonds began the period at a
                                         5.06% yield, rising steadily throughout 1999 to a high of
                                         6.04% in January 2000. By March 2000, long-term yields
                                         reversed course and fell to a 5.69% yield. The persistent
                                         divergence between strong economic growth and benign
                                         inflation data continues to pull the Federal Reserve Board
                                         (the Fed) in two directions. The strong growth data demands that the Fed tighten monetary policy, while the weak
                                         inflation data encourages the Fed to remain on hold. As a
                                         result, the Fed has taken the cautious stance of gradual
                                         increments of 0.25% short-term interest rate increases.
                                         After successive increases in February and in March, the
                                         Federal Funds rate increased from 5.50% to 6.00%. The Fed
                                         likely will continue its gradual course of 0.25% rate
                                         increases for the next few meetings. As a result, further
                                         declines in long-term yields are unlikely in the near term.
                                         Secondary market liquidity -- or ease of trading -- should remain a difficult issue in the municipal market as retail investors continue to focus on equities and direct bond
                                         purchases. Improved demand for municipal bond mutual funds is possible as the recent increase in equity market
                                         volatility may shift investor preferences. On the supply
                                         side, new issuance has been significantly lower in early
                                         2000, as higher yields have reduced refunding opportunities for issuers. We estimate that 2000 will end the year with
                                         new issuance down about 15%.
                                         We believe credit quality will remain healthy for
                                         traditional municipal issuers as the strong economy
                                         continues to drive strong increases in state and local tax collection. The health care sector should begin to stabilize as management adjustments and improved pricing power should start to combat the effects of Medicare reimbursement
                                         cutbacks that resulted after the 1997 Balanced Budget
                                         Amendment.

NATIONS SOUTH CAROLINA
INTERMEDIATE MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/00)

[PIE CHART]

Prerefunded                                                                       4.9%
Transportation                                                                    3.7%
Water                                                                            18.4%
General obligation                                                               20.9%
Other                                                                             1.5%
Hospital                                                                         23.1%
Electric                                                                         11.3%
Industrial development revenue/Pollution control revenue                          9.1%
Housing                                                                           5.4%
Education                                                                         1.7%

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  South Carolina, Jobs Economic
                                                                                 Development Authority, Hospital
                                                                                 Facilities Revenue, (South Carolina
                                                                                 Baptist Hospital Project) Series
                                                                                 1993, (AMBAC Insured), 5.465%
                                                                                 08/01/15                                2.7%
                                                                            -------------------------------------------------
                                                                              2  South Carolina State, Capital
                                                                                 Improvement GO, Series 1996A, 3.500%
                                                                                 07/01/06                                2.4%
                                                                            -------------------------------------------------
                                                                              3  Columbia, South Carolina, Waterworks
                                                                                 and Sewer Systems Revenue Refunding,
                                                                                 Series 1993, 5.500% 02/01/09            2.2%
                                                                            -------------------------------------------------
                                                                              4  South Carolina State, Housing Finance
                                                                                 and Development Authority,
                                                                                 Multi-Family Housing Revenue, (United
                                                                                 Dominion Realty Trust Project) Series
                                                                                 1994, AMT, Mandatory Put 05/01/04 @
                                                                                 100, 6.500% 05/01/24                    2.2%
                                                                            -------------------------------------------------
                                                                              5  South Carolina, State Housing Finance
                                                                                 and Development Authority, Revenue
                                                                                 Refunding, Series 1992A, (FNMA/FHA
                                                                                 COLL), 6.800% 11/15/11                  2.0%
                                                                            -------------------------------------------------
                                                                              6  Medical University of South Carolina,
                                                                                 Hospital Facilities, Revenue
                                                                                 Refunding, Series 1990A, 7.000%
                                                                                 07/01/02                                2.0%
                                                                            -------------------------------------------------
                                                                              7  Lexington County, South Carolina,
                                                                                 Health Services District, Revenue
                                                                                 Refunding, Series 1997 (FSA Insured),
                                                                                 5.125% 11/01/21                         1.9%
                                                                            -------------------------------------------------
                                                                              8  South Carolina State, Port Authority,
                                                                                 Revenue, Series 1998, AMT, (FSA
                                                                                 Insured), 5.250% 07/01/13               1.9%
                                                                            -------------------------------------------------
                                                                              9  South Carolina, Jobs Economic
                                                                                 Development Authority, Hospital
                                                                                 Facilities Revenue, (Palmetto Health
                                                                                 Alliance Project) Series 2000A,
                                                                                 7.125% 12/15/15                         1.9%
                                                                            -------------------------------------------------
                                                                             10  Richland County, South Carolina,
                                                                                 School District Number 1, GO, Series
                                                                                 1996, (SCSDE), 4.625% 03/01/22          1.8%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2000, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS SOUTH CAROLINA
INTERMEDIATE MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (5/5/92 through
                                                                                     3/31/00)        5.24%     4.79%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                South Carolina Intermediate
                                                Municipal Bond Fund from the
                                                inception of the share class.
                                                The Lehman 7-Year Municipal Bond
                                                Index is a broad-based,
                                                unmanaged, total return index
                                                composed of investment grade
                                                bonds with maturities of 7 to 8
                                                years. It is unavailable for
                                                investment. The performance of
                                                Primary A, Investor B and
                                                Investor C Shares may vary based
                                                on the differences in sales
                                                loads and fees paid by the
                                                shareholders investing in each
                                                class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                                   NATIONS SOUTH CAROLINA
                                                              INTERMEDIATE MUNICIPAL BOND FUND     LEHMAN 7-YEAR MUNICIPAL BOND
                                                                          $14,484                         INDEX $15,923
                                                              --------------------------------     ----------------------------
May 5 1992                                                                  9675                              10000
                                                                            9882                              10264
                                                                           10097                              10545
1992                                                                       10252                              10718
                                                                           10579                              11061
                                                                           10841                              11368
                                                                           11148                              11697
1993                                                                       11262                              11839
                                                                           10865                              11392
                                                                           10931                              11512
                                                                           11005                              11623
1994                                                                       10912                              11511
                                                                           11477                              12116
                                                                           11758                              12461
                                                                           12020                              12816
1995                                                                       12378                              13139
                                                                           12277                              13091
                                                                           12328                              13149
                                                                           12577                              13384
1996                                                                       12844                              13712
                                                                           12830                              13697
                                                                           13149                              14074
                                                                           13412                              14450
1997                                                                       13693                              14765
                                                                           13812                              14945
                                                                           13986                              15118
                                                                           14342                              15597
1998                                                                       14421                              15696
                                                                           14504                              15829
                                                                           14292                              15560
                                                                           14267                              15688
1999                                                                       14231                              15673
Mar. 31 2000                                                               14484                              15923

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                                   NATIONS SOUTH CAROLINA
                                                              INTERMEDIATE MUNICIPAL BOND FUND     LEHMAN 7-YEAR MUNICIPAL BOND
                                                                          $14,970                         INDEX $15,923
                                                              --------------------------------     ----------------------------
May 5 1992                                                                 10000                              10000
                                                                           10214                              10264
                                                                           10437                              10545
1992                                                                       10596                              10718
                                                                           10934                              11061
                                                                           11206                              11368
                                                                           11523                              11697
1993                                                                       11640                              11839
                                                                           11233                              11392
                                                                           11298                              11512
                                                                           11376                              11623
1994                                                                       11278                              11511
                                                                           11862                              12116
                                                                           12153                              12461
                                                                           12424                              12816
1995                                                                       12794                              13139
                                                                           12689                              13091
                                                                           12740                              13149
                                                                           13000                              13384
1996                                                                       13275                              13712
                                                                           13261                              13697
                                                                           13591                              14074
                                                                           13863                              14450
1997                                                                       14153                              14765
                                                                           14276                              14945
                                                                           14456                              15118
                                                                           14824                              15597
1998                                                                       14906                              15696
                                                                           14991                              15829
                                                                           14772                              15560
                                                                           14746                              15688
1999                                                                       14709                              15673
Mar 31 2000                                                                14970                              15923

   TOTAL RETURN (AS OF 3/31/00)

                                                          INVESTOR A                 INVESTOR B                 INVESTOR C
                                      PRIMARY A       NAV**        MOP**        NAV**        CDSC***       NAV**        CDSC***
Inception date                        1/6/92                5/5/92                     6/8/93                    6/17/92
-------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                      0.09%         -0.14%       -3.36%       -0.82%       -3.68%        -0.91%       -1.86%
-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                 4.35%          4.13%        3.00%        3.51%        3.21%         3.47%        3.47%
5 YEARS                                 4.98%          4.77%        4.07%        4.27%        4.27%         4.25%        4.25%
SINCE INCEPTION                         5.39%          5.24%        4.79%        4.05%        4.05%         4.61%        4.61%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

NATIONS SOUTH CAROLINA
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS SOUTH CAROLINA MUNICIPAL BOND FUND'S PERFORMANCE FOR
                                         THE 12-MONTH PERIOD ENDED MARCH 31, 2000 AND ITS OUTLOOK FOR
                                         THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk, and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of South Carolina municipal securities, we aim
exempt from federal and South            to limit the Fund's exposure to any single credit or market
Carolina state income taxes with         sector. In addition, we use a combination of investment
the potential for principal              strategies, including duration management (managing the
fluctuation associated with              Fund's sensitivity to interest rates), market sector
investments in long-term municipal       selection and individual credit reviews. We also seek to
securities.                              limit the distribution of capital gains when appropriate. As
PERFORMANCE REVIEW                       a long-term portfolio, the Fund normally maintains an
For the 12-month period ended            average dollar-weighted maturity of greater than seven years
March 31, 2000, Nations South            and a duration of greater than six years.
Carolina Municipal Bond Fund             PLEASE COMMENT ON THE FUND'S PERFORMANCE.**
Investor A Shares provided               With a total return of -0.95%, Nations South Carolina
shareholders with a total return         Municipal Bond Fund (Investor A Shares) significantly
of -0.95%.*                              outperformed its peer group, the Lipper South Carolina
                                         Municipal Debt Funds Universe, which returned -2.02% for the
                                         12-month period ended March 31, 2000. The Fund benefited
                                         from its conservative duration position.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN SOUTH
                                         CAROLINA?
                                         Supporting education is an important challenge for the state and its local government units. This would serve many
                                         purposes, but from an economic standpoint, it would provide trained workers for a low unemployment economy and serve as an inducement to workers to relocate from other areas. A
                                         well-educated and trained workforce also will aid in
                                         diversifying the state's economy. Another challenge is to
                                         maintain tight control of finances and to ensure the
                                         maintenance of adequate financial reserves to help weather a recession. We believe the state will largely achieve these goals over the long term.

                           *The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return. The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table.

                           **Lipper Inc. is an independent mutual fund performance monitor. Funds included in the Lipper South Carolina Municipal Debt Funds Universe limit their assets to those securities that are exempt from taxation in South Carolina.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS SOUTH CAROLINA
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         The state has not yet passed retail electric deregulation
                                         legislation. However, the state and power market
                                         participants are actively studying alternative plans for
                                         paying unfunded costs and transitioning into a deregulated environment.
                                         Our overall outlook for the national municipal bond market going forward is generally positive. Long-term AAA-rated
                                         general obligation municipal bonds began the period at a
                                         5.06% yield, rising steadily throughout 1999 to a high of
                                         6.04% in January 2000. By March 2000, long-term yields
                                         reversed course and fell to a 5.69% yield. The persistent
                                         divergence between strong economic growth and benign
                                         inflation data continues to pull the Federal Reserve Board
                                         (the Fed) in two directions. The strong growth data demands that the Fed tighten monetary policy, while the weak
                                         inflation data encourages the Fed to remain on hold. As a
                                         result, the Fed has taken the cautious stance of gradual
                                         increments of 0.25% short-term interest rate increases.
                                         After successive increases in February and in March, the
                                         Federal Funds Rate increased from 5.50% to 6.00%. The Fed
                                         likely will continue its gradual course of 0.25% rate
                                         increases for the next few meetings. As a result, further
                                         declines in long-term yields are unlikely in the near term.

                                         Secondary market liquidity -- or ease of trading -- should remain a difficult issue in the municipal market as retail investors continue to focus on equities and direct bond
                                         purchases. Improved demand for municipal bond mutual funds is possible as the recent increase in equity market
                                         volatility may shift investor preferences. On the supply
                                         side, new issuance has been significantly lower in early
                                         2000, as higher yields have reduced refunding opportunities for issuers. We estimate that 2000 will end the year with
                                         new issuance down about 15%.
                                         We believe credit quality will remain healthy for
                                         traditional municipal issuers as the strong economy
                                         continues to drive strong increases in state and local tax collection. The health care sector should begin to stabilize as management adjustments and improved pricing power should start to combat the effects of Medicare reimbursement
                                         cutbacks that resulted after the 1997 Balanced Budget
                                         Amendment.

NATIONS SOUTH CAROLINA
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/00)

[PIE CHART]

Industrial development revenue/Pollution control revenue                         28.4%
Water                                                                            23.0%
Other                                                                             0.3%
Hospital                                                                         22.8%
Electric                                                                          9.6%
General obligation                                                                6.0%
Transportation                                                                    4.7%
Prerefunded                                                                       2.7%
Education                                                                         2.5%

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Columbia, South Carolina, Waterworks
                                                                                 and Sewer Systems Revenue, Series
                                                                                 1991, 5.010% 02/01/03                   6.1%
                                                                            -------------------------------------------------
                                                                              2  Columbia, South Carolina, Waterworks
                                                                                 and Sewer Systems Revenue Refunding,
                                                                                 Series 1993, 5.500% 02/01/09            5.3%
                                                                            -------------------------------------------------
                                                                              3  South Carolina State, Public Service
                                                                                 Authority, Revenue, Series 1999A,
                                                                                 (MBIA Insured), 5.625% 01/01/13         5.3%
                                                                            -------------------------------------------------
                                                                              4  Spartanburg, South Carolina, Sanitary
                                                                                 Sewer District, Sewer System Revenue
                                                                                 Refunding, Series 1999B, (MBIA
                                                                                 Insured), 5.000% 03/01/26               5.1%
                                                                            -------------------------------------------------
                                                                              5  South Carolina State, Jobs Economic
                                                                                 Development Authority, Hospital
                                                                                 Facilities Revenue, Series 1999, (FSA
                                                                                 Insured), 5.300% 02/01/14               5.1%
                                                                            -------------------------------------------------
                                                                              6  Darlington County, South Carolina,
                                                                                 IDR, (Sonoco Products Company
                                                                                 Project)
                                                                                 Series 1995, AMT, 6.125% 06/01/25       5.0%
                                                                            -------------------------------------------------
                                                                              7  Georgetown County, South Carolina,
                                                                                 PCR Refunding, (International Paper
                                                                                 Company Project) Series 1999A, 5.125%
                                                                                 02/01/12                                4.8%
                                                                            -------------------------------------------------
                                                                              8  Greenville, South Carolina, Hospital
                                                                                 Facilities Revenue, Series 1996B,
                                                                                 (GTY AGMT), 5.250% 05/01/23             4.7%
                                                                            -------------------------------------------------
                                                                              9  York County, South Carolina, Exempt
                                                                                 Facilities IDR, (Hoechst Celanese
                                                                                 Corporation Project) Series 1994,
                                                                                 AMT, 5.700% 01/01/24                    4.6%
                                                                            -------------------------------------------------
                                                                             10  Darlington County, South Carolina,
                                                                                 IDR, (Nucor Corporation Project)
                                                                                 Series 1993A, AMT, 5.750% 08/01/23      4.3%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2000, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS SOUTH CAROLINA
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (11/8/93
                                                                                     through
                                                                                     3/31/00)        4.76%     3.97%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                South Carolina Municipal Bond
                                                Fund from the inception of the
                                                share class. The Lehman
                                                Municipal Bond Index is a
                                                broad-based, unmanaged, total
                                                return index composed of 8,000
                                                investment grade, long-term
                                                maturity bonds. It is
                                                unavailable for investment. The
                                                performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                              NATIONS SOUTH CAROLINA MUNICIPAL     LEHMAN MUNICIPAL BOND INDEX
                                                                     BOND FUND $12,821                       $13,799
                                                              --------------------------------     ---------------------------
Nov. 8 1993                                                                 9525                              10000
1993                                                                        9753                              10121
                                                                            9199                               9565
                                                                            9241                               9671
                                                                            9244                               9737
1994                                                                        9144                               9598
                                                                            9863                              10277
                                                                           10109                              10524
                                                                           10390                              10826
1995                                                                       10918                              11273
                                                                           10688                              11138
                                                                           10773                              11223
                                                                           11029                              11480
1996                                                                       11274                              11773
                                                                           11234                              11744
                                                                           11598                              12150
                                                                           11897                              12515
1997                                                                       12224                              12854
                                                                           12336                              13002
                                                                           12537                              13200
                                                                           12885                              13605
1998                                                                       12867                              13687
                                                                           12943                              13809
                                                                           12680                              13565
                                                                           12569                              13511
1999                                                                       12427                              13406
Mar. 31 2000                                                               12821                              13799

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                              NATIONS SOUTH CAROLINA MUNICIPAL     LEHMAN MUNICIPAL BOND INDEX
                                                                     BOND FUND $13,459                       $13,799
                                                              --------------------------------     ---------------------------
Nov. 8 1993                                                                10000                              10000
                                                                           10239                              10121
                                                                            9657                               9565
                                                                            9702                               9671
                                                                            9705                               9737
1994                                                                        9600                               9598
                                                                           10355                              10277
                                                                           10613                              10524
                                                                           10908                              10826
1995                                                                       11463                              11273
                                                                           11221                              11138
                                                                           11310                              11223
                                                                           11579                              11480
1996                                                                       11637                              11773
                                                                           11794                              11744
                                                                           12176                              12150
                                                                           12490                              12515
1997                                                                       12834                              12854
                                                                           12951                              13002
                                                                           13162                              13200
                                                                           13528                              13605
1998                                                                       13509                              13687
                                                                           13588                              13809
                                                                           13312                              13565
                                                                           13195                              13511
1999                                                                       13046                              13406
Mar. 31 2000                                                               13459                              13799

   TOTAL RETURN (AS OF 3/31/00)

                                                       INVESTOR A                 INVESTOR B                 INVESTOR C
                                   PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                     12/27/93              11/8/93                   10/21/93                   11/3/94
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                  -0.72%         -0.95%       -5.62%       -1.65%       -5.43%        -1.71%       -2.66%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                             4.72%           4.50%        2.82%        3.82%        2.89%         3.84%        3.84%
5 YEARS                             5.60%           5.39%        4.37%        4.74%        4.58%         4.81%        4.81%
SINCE INCEPTION                     4.71%           4.76%        3.97%        3.91%        3.91%         6.45%        6.45%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

NATIONS TENNESSEE
INTERMEDIATE MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS TENNESSEE INTERMEDIATE MUNICIPAL BOND FUND'S
                                         PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2000 AND
                                         ITS OUTLOOK FOR THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk, and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
                                         maintaining a well-diversified portfolio, generally within
INVESTMENT OBJECTIVE                     the universe of Tennessee municipal securities, we aim to
The Fund seeks high current income       limit the Fund's exposure to any single credit or market
exempt from federal income tax and       sector. In addition, we use a combination of investment
the Tennessee Hall Income Tax on         strategies, including duration management (managing the
unearned income consistent with          Fund's sensitivity to interest rates), market sector
moderate fluctuation of principal.       selection and individual credit reviews. We also seek to
                                         limit the distribution of capital gains when appropriate. As
PERFORMANCE REVIEW                       an intermediate-term portfolio, the Fund maintains an
For the 12-month period ended            average dollar-weighted maturity of between three and ten
March 31, 2000, Nations Tennessee        years and a duration of between three and six years.
Intermediate Municipal Bond Fund
Investor A Shares provided               PLEASE COMMENT ON THE FUND'S PERFORMANCE.**
shareholders with a total return
of -0.90%.*                              With a total return of -0.90%, Nations Tennessee
                                         Intermediate Municipal Bond Fund (Investor A Shares)
                                         slightly underperformed its peer group, the Lipper Other
                                         States Intermediate Municipal Debt Funds Universe, which
                                         returned -0.72% for the 12-month period ended March 31,
                                         2000. Two declining credit situations caused the Fund to
                                         modestly underperform its peer group.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN TENNESSEE?
                                         The state of Tennessee has earned the highest possible
                                         credit ratings from Moody's Investors Service, Inc. ("Aaa"),
                                         Standard & Poor's Corporation ("AAA"), and Fitch IBCA, Inc.
                                         ("AAA"). However, the state's rating is currently under some pressure, in our opinion, due to its recent financial
                                         performance. For example, its general fund experienced an
                                         operating deficit in fiscal year 1999. A series of "one-
                                         shots" (non-recurring revenues) were used to close the gap.
                                         A deficit of about $340 million is projected for fiscal
                                         2001. This shortfall is due to a series of program
                                         enhancements such as TennCare (state Medicaid equivalent)
                                         and education and

                           *The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

                           **Lipper Inc. is an independent mutual fund performance monitor. Funds included in the Lipper Other States Intermediate Municipal Debt Funds Universe invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS TENNESSEE
INTERMEDIATE MUNICIPAL BOND FUND

MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         salary increases for state employees. The fiscal 2000 budget was also balanced with a series of "one-shots" for about
                                         $120 million. These were used to close an estimated
                                         operating deficit of about $400 million. The state
                                         legislature is currently considering alternatives such as
                                         tax reform, a flat tax on personal incomes as well as
                                         spending cuts to restore the state to a long-term balanced budget. The governor has also established a committee to
                                         examine TennCare. This committee is expected to report in
                                         early 2001.
                                         The state economy remains fundamentally strong with low
                                         unemployment and stable and diversified growth. The
                                         fundamental strength in the economy is, in our opinion, an important credit strength. We believe, notwithstanding the concerns noted above, that the state will remain a high
                                         quality credit in the long term.
                                         WHAT IS YOUR OUTLOOK FOR TENNESSEE AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         In the short term, Tennessee must re-establish revenue and spending levels that will produce a balanced budget. In the long run, the state must maintain these fiscal practices and continue to experience stable diversified economic growth.
                                         In our opinion, the state should be able to meet these
                                         challenges.
                                         Our overall outlook for the national municipal bond market going forward is generally positive. Long-term AAA-rated
                                         general obligation municipal bonds began the period at a
                                         5.06% yield, rising steadily throughout 1999 to a high of
                                         6.04% in January 2000. By March 2000, long-term yields
                                         reversed course and fell to a 5.69% yield. The persistent
                                         divergence between strong economic growth and benign
                                         inflation data continues to pull the Federal Reserve Board
                                         (the Fed) in two directions. The strong growth data demands that the Fed tighten monetary policy, while the weak
                                         inflation data encourages the Fed to remain on hold. As a
                                         result, the Fed has taken the cautious stance of gradual
                                         increments of 0.25% short-term interest rate increases.
                                         After successive increases in February and in March, the
                                         Federal Funds Rate increased from 5.50% to 6.00%. The Fed
                                         likely will continue its gradual course of 0.25% rate
                                         increases for the next few meetings. As a result, further
                                         declines in long-term yields are unlikely in the near term.
                                         Secondary market liquidity -- or ease of trading -- should remain a difficult issue in the municipal market as retail investors continue to focus on equities and direct bond
                                         purchases. Improved demand for municipal bond mutual funds is possible as the recent increase in equity market
                                         volatility may shift investor preferences. On the supply
                                         side, new issuance has been significantly lower in early
                                         2000, as higher yields have reduced refunding opportunities for issuers. We estimate that 2000 will end the year with
                                         new issuance down about 15%.
                                         We believe credit quality will remain healthy for
                                         traditional municipal issuers as the strong economy
                                         continues to drive strong increases in state and local tax collection. The health care sector should begin to stabilize as management adjustments and improved pricing power should start to combat the effects of Medicare reimbursement
                                         cutbacks that resulted after the 1997 Balanced Budget
                                         Amendment.

NATIONS TENNESSEE
INTERMEDIATE MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/00)

[PIE CHART]

Resource recovery                                                                 2.2%
Water                                                                             5.8%
Cash                                                                              3.6%
Industrial development devenue/Pollution control revenue                         13.2%
Housing                                                                          16.7%
Other                                                                             0.9%
General obligation                                                               24.3%
Hospital                                                                         23.8%
Electric                                                                          6.6%
Education                                                                         2.9%

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Maury County, Tennessee, Industrial
                                                                                 Development Board, Multi-Modal PCR
                                                                                 Refunding, (General Motors
                                                                                 Corporation - Saturn Corporation
                                                                                 Project) Series 1994, 6.500% 09/01/24   4.8%
                                                                            -------------------------------------------------
                                                                              2  McMinn County, Tennessee, Industrial
                                                                                 Development Board, PCR Refunding,
                                                                                 (Bowater Inc. Project) Series 1991,
                                                                                 6.850% 04/01/01                         3.9%
                                                                            -------------------------------------------------
                                                                              3  Shelby County, Tennessee, Health
                                                                                 Educational and Housing Facilities
                                                                                 Board, Revenue, (St. Jude's Childrens
                                                                                 Research Project) Series 1999, 5.380%
                                                                                 07/01/24                                3.9%
                                                                            -------------------------------------------------
                                                                              4  Knox County, Tennessee, Health
                                                                                 Educational and Housing Facilities
                                                                                 Board, Revenue, (University Health
                                                                                 Systems Inc. Project) Series 1999,
                                                                                 5.750% 04/01/19                         3.8%
                                                                            -------------------------------------------------
                                                                              5  Chattanooga-Hamilton County,
                                                                                 Tennessee, Hospital Authority,
                                                                                 Revenue Refunding, (Erlanger Medical
                                                                                 Center Project) Series 1993, (FSA
                                                                                 Insured), 5.380% 10/01/04               3.6%
                                                                            -------------------------------------------------
                                                                              6  Metropolitan Government, Nashville
                                                                                 and Davidson County, Tennessee,
                                                                                 Electric Revenue, Series 1998B,
                                                                                 5.500% 05/15/13                         3.5%
                                                                            -------------------------------------------------
                                                                              7  Knox County, Tennessee, Health
                                                                                 Educational and Housing Facilities
                                                                                 Board, Hospital Facilities
                                                                                 Improvement Revenue Refunding,
                                                                                 (Baptist Health System of East
                                                                                 Tennessee, Inc. Project) Series 1996,
                                                                                 (CONNIE LEE Insured), 5.500% 04/15/11   3.4%
                                                                            -------------------------------------------------
                                                                              8  Tennessee Housing Development Agency,
                                                                                 Homeownership Revenue, Series
                                                                                 1997-3A, AMT, 5.940% 01/01/08           3.4%
                                                                            -------------------------------------------------
                                                                              9  Memphis, Tennessee, Water Division,
                                                                                 Revenue Refunding, Series 1992,
                                                                                 5.900% 01/01/04                         3.3%
                                                                            -------------------------------------------------
                                                                             10  Tennergy Corporation, Tennessee, Gas
                                                                                 Revenue, Series 1999, (MBIA Insured),
                                                                                 5.000% 06/01/07                         3.1%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2000, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS TENNESSEE
INTERMEDIATE MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (4/2/93 through
                                                                                     3/31/00)        4.35%     3.85%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Tennessee Intermediate Municipal
                                                Bond Fund from the inception of
                                                the share class. The Lehman
                                                7-Year Municipal Bond Index is a
                                                broad-based, unmanaged, total
                                                return index composed of
                                                investment grade bonds with
                                                maturities of 7 to 8 years. It
                                                is unavailable for investment.
                                                The performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                               NATIONS TENNESSEE INTERMEDIATE      LEHMAN 7-YEAR MUNICIPAL BOND
                                                                MUNICIPAL BOND FUND $13,029               INDEX $14,395
                                                               ------------------------------      ----------------------------
Apr. 2 1993                                                                 9675                              10000
                                                                            9900                              10277
                                                                           10205                              10575
1993                                                                       10326                              10703
                                                                            9889                              10299
                                                                            9956                              10408
                                                                            9998                              10508
1994                                                                        9846                              10407
                                                                           10413                              10954
                                                                           10657                              11265
                                                                           10892                              11586
1995                                                                       11218                              11878
                                                                           11141                              11835
                                                                           11194                              11888
                                                                           11386                              12100
1996                                                                       11636                              12397
                                                                           11623                              12383
                                                                           11914                              12724
                                                                           12172                              13063
1997                                                                       12416                              13348
                                                                           12526                              13511
                                                                           12663                              13668
                                                                           12997                              14101
1998                                                                       13061                              14190
                                                                           13147                              14310
                                                                           12945                              14067
                                                                           12919                              14183
1999                                                                       12870                              14170
Mar. 31 2000                                                               13029                              14395

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                               NATIONS TENNESSEE INTERMEDIATE      LEHMAN 7-YEAR MUNICIPAL BOND
                                                                MUNICIPAL BOND FUND $13,467               INDEX $14,395
                                                               ------------------------------      ----------------------------
Apr. 2 1993                                                                10000                              10000
                                                                           10233                              10277
                                                                           10548                              10575
1993                                                                       10673                              10703
                                                                           10221                              10299
                                                                           10291                              10408
                                                                           10334                              10508
1994                                                                       10177                              10407
                                                                           10763                              10954
                                                                           11015                              11265
                                                                           11258                              11586
1995                                                                       11595                              11878
                                                                           11515                              11835
                                                                           11570                              11888
                                                                           11768                              12100
1996                                                                       12027                              12397
                                                                           12014                              12383
                                                                           12314                              12724
                                                                           12581                              13063
1997                                                                       12833                              13348
                                                                           12947                              13511
                                                                           13088                              13668
                                                                           13434                              14101
1998                                                                       13600                              14190
                                                                           13589                              14310
                                                                           13380                              14067
                                                                           13353                              14183
1999                                                                       13302                              14170
Mar. 31 2000                                                               13467                              14395

   TOTAL RETURN (AS OF 3/31/00)

                                                          INVESTOR A                 INVESTOR B                 INVESTOR C
                                      PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                        4/1/93                4/2/93                    6/10/93                    11/3/94
-------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                     -0.67%         -0.90%       -4.11%       -1.58%       -4.42%        -1.96%       -2.91%
-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                 4.10%          3.88%        2.74%        3.27%        2.96%         3.13%        3.13%
5 YEARS                                 4.80%          4.58%        3.90%        4.09%        4.09%         4.02%        4.02%
SINCE INCEPTION                         4.47%          4.35%        3.85%        3.84%        3.84%         4.99%        4.99%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

NATIONS TENNESSEE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS TENNESSEE MUNICIPAL BOND FUND'S PERFORMANCE FOR THE
                                         12-MONTH PERIOD ENDED MARCH 31, 2000 AND ITS OUTLOOK FOR THE
                                         FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk, and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Tennessee municipal securities, we aim to
exempt from federal income tax and       limit the Fund's exposure to any single credit or market
the Tennessee Hall Income Tax on         sector. In addition, we use a combination of investment
unearned income with the potential       strategies, including duration management (managing the
for principal fluctuation                Fund's sensitivity to interest rates), market sector
associated with investments in           selection and individual credit reviews. We also seek to
long-term municipal securities.          limit the distribution of capital gains when appropriate. As
PERFORMANCE REVIEW                       a long-term portfolio, the Fund normally maintains an
For the 12-month period ended            average dollar-weighted maturity of greater than seven years
March 31, 2000, Nations Tennessee        and a duration of greater than six years.
Municipal Bond Fund Investor A           PLEASE COMMENT ON THE FUND'S PERFORMANCE.**
Shares provided shareholders with        With a total return of -1.59%, Nations Tennessee Municipal
a total return of -1.59%.*               Bond Fund (Investor A Shares) outperformed its peer group, the Lipper Tennessee Municipal Debt Funds Universe, which
                                         returned -2.02% for the 12-month period ended March 31,
                                         2000. The Fund benefited from a slightly shorter duration
                                         than its peer group, which helped to protect principal in a rising interest-rate environment.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN TENNESSEE?
                                         The state of Tennessee has earned the highest possible
                                         credit ratings from Moody's Investors Services, Inc.
                                         ("Aaa"), Standard & Poor's Corporation ("AAA"), and Fitch
                                         IBCA, Inc. ("AAA"). However, the state's rating is currently under some pressure, in our opinion, due to its recent
                                         financial performance. The general fund experienced an
                                         operating deficit in fiscal year 1999. A series of
                                         "one-shots" (non-recurring revenues) were used to close the gap. A deficit of about $340 million is projected for fiscal
                                         2001. This shortfall is due to a series of program
                                         enhancements

                           *The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

                           **Lipper Inc. is an independent mutual fund performance monitor. Funds included in the Lipper Tennessee Municipal Debt Funds Universe limit their assets to those securities that are exempt from taxation in Tennessee.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS TENNESSEE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         such as TennCare (state Medicaid equivalent) and education and salary increases for state employees. The fiscal 2000
                                         budget was also balanced with a series of "one-shots" for
                                         about $120 million. These were used to close an estimated
                                         operating deficit of about $400 million. The state
                                         legislature is currently considering alternatives such as
                                         tax reform, a flat tax on personal incomes as well as
                                         spending cuts to restore the state to a long-term balanced budget. The governor has also established a committee to
                                         examine TennCare. This committee is expected to report in
                                         early 2001.
                                         The state economy remains fundamentally strong with low
                                         unemployment and stable and diversified growth. The
                                         fundamental strength in the economy is, in our opinion, an important credit strength. We believe, notwithstanding the concerns noted above, that the state will remain a high
                                         quality credit in the long term.

                                         WHAT IS YOUR OUTLOOK FOR TENNESSEE AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         In the short term, Tennessee must re-establish revenue and spending levels that will produce a balanced budget. In the long run, the state must maintain these fiscal practices and continue to experience stable diversified economic growth.
                                         In our opinion, the state should be able to meet these
                                         challenges.
                                         Our overall outlook for the national municipal bond market going forward is generally positive. Long-term AAA-rated
                                         general obligation municipal bonds began the period at a
                                         5.06% yield, rising steadily throughout 1999 to a high of
                                         6.04% in January 2000. By March 2000, long-term yields
                                         reversed course and fell to a 5.69% yield. The persistent
                                         divergence between strong economic growth and benign
                                         inflation data continues to pull the Federal Reserve Board
                                         (the Fed) in two directions. The strong growth data demands that the Fed tighten monetary policy, while the weak
                                         inflation data encourages the Fed to remain on hold. As a
                                         result, the Fed has taken the cautious stance of gradual
                                         increments of 0.25% short-term interest rate increases.
                                         After successive increases in February and in March, the
                                         Federal Funds Rate increased from 5.50% to 6.00%. The Fed
                                         likely will continue its gradual course of 0.25% rate
                                         increases for the next few meetings. As a result, further
                                         declines in long-term yields are unlikely in the near term.
                                         Secondary market liquidity -- or ease of trading -- should remain a difficult issue in the municipal market as retail investors continue to focus on equities and direct bond
                                         purchases. Improved demand for municipal bond mutual funds is possible as the recent increase in equity market
                                         volatility may shift investor preferences. On the supply
                                         side, new issuance has been significantly lower in early
                                         2000, as higher yields have reduced refunding opportunities for issuers. We estimate that 2000 will end the year with
                                         new issuance down about 15%.

NATIONS TENNESSEE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         We believe credit quality will remain healthy for
                                         traditional municipal issuers as the strong economy
                                         continues to drive strong increases in state and local tax collection. The health care sector should begin to stabilize as management adjustments and improved pricing power should start to combat the effects of Medicare reimbursement
                                         cutbacks that resulted after the 1997 Balanced Budget
                                         Amendment.

NATIONS TENNESSEE
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/00)

[PIE CHART]

Cash                                                                              1.9%
Prerefunded                                                                       2.6%
Water                                                                             2.8%
Electric                                                                          6.1%
Education                                                                         8.0%
Housing                                                                           8.3%
Hospital                                                                         16.2%
General obligation                                                               22.8%
Other                                                                             6.8%
Industrial development revenue/Pollution control revenue                         24.5%

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Hamilton County, Tennessee,
                                                                                 Refunding, GO, Series 1998B, 5.100%
                                                                                 08/01/24                                6.4%
                                                                            -------------------------------------------------
                                                                              2  Memphis-Shelby County, Tennessee,
                                                                                 Airport Authority, Special Facilities
                                                                                 and Project Revenue Refunding,
                                                                                 (Federal Express Corporation Project)
                                                                                 Series 1997, 5.350% 09/01/12            6.2%
                                                                            -------------------------------------------------
                                                                              3  Humphreys County, Tennessee,
                                                                                 Industrial Development Board, Solid
                                                                                 Waste Disposal, (E. I. duPont de
                                                                                 Nemours and Company Project) Series
                                                                                 1994, AMT, 6.700% 05/01/24              5.7%
                                                                            -------------------------------------------------
                                                                              4  Metropolitan Government, Nashville
                                                                                 and Davidson County, Tennessee,
                                                                                 Health and Educational Facilities
                                                                                 Board, Improvement Revenue Refunding,
                                                                                 (Meharry Medical College Project)
                                                                                 Series 1996, (AMBAC Insured), 6.000%
                                                                                 12/01/16                                5.0%
                                                                            -------------------------------------------------
                                                                              5  Maury County, Tennessee, Industrial
                                                                                 Development Board, Multi-Modal PCR
                                                                                 Refunding, (General Motors
                                                                                 Corporation - Saturn Corporation
                                                                                 Project) Series 1994, 6.500% 09/01/24   4.7%
                                                                            -------------------------------------------------
                                                                              6  Blount County, Tennessee, Public
                                                                                 Building Authority, Public Facility
                                                                                 Revenue, Series 1998, (FGIC Insured),
                                                                                 5.000% 04/01/19                         4.3%
                                                                            -------------------------------------------------
                                                                              7  Knox County, Tennessee, Health
                                                                                 Educational and Housing Facilities
                                                                                 Board, Revenue, (University Health
                                                                                 Systems Inc. Project) Series 1999,
                                                                                 5.750% 04/01/19                         4.2%
                                                                            -------------------------------------------------
                                                                              8  Rutherford County, Tennessee, Public
                                                                                 Improvement GO, Series 1996,
                                                                                 6.000% 04/01/06                         4.0%
                                                                            -------------------------------------------------
                                                                              9  Metropolitan Government, Nashville
                                                                                 and Davidson County, Tennessee,
                                                                                 Electric Revenue, Series 1998B,
                                                                                 5.500% 05/15/13                         3.9%
                                                                            -------------------------------------------------
                                                                             10  Metropolitan Government, Nashville
                                                                                 and Davidson County, Tennessee,
                                                                                 Multi-Family Housing Revenue,
                                                                                 (Enchantment, Inc. - Welch Bend
                                                                                 Apartments Project)
                                                                                 Series 1996A, (FNMA COLL), Mandatory
                                                                                 Put 01/01/07 @ 100, 5.500% 01/01/27     3.8%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2000, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS TENNESSEE
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (11/2/93
                                                                                     through
                                                                                     3/31/00)        4.60%     3.81%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Tennessee Municipal Bond Fund
                                                from the inception of the share
                                                class. The Lehman Municipal Bond
                                                Index is a broad-based,
                                                unmanaged, total return index
                                                composed of 8,000 investment
                                                grade, long-term maturity bonds.
                                                It is unavailable for
                                                investment. The performance of
                                                Primary A, Investor B and
                                                Investor C Shares may vary based
                                                on the differences in sales
                                                loads and fees paid by the
                                                shareholders investing in each
                                                class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                              NATIONS TENNESSEE MUNICIPAL BOND     LEHMAN MUNICIPAL BOND INDEX
                                                                        FUND $12,710                         $13,799
                                                              --------------------------------     ---------------------------
Nov. 2 1993                                                                 9525                              10000
1993                                                                        9692                              10121
                                                                            9071                               9565
                                                                            9133                               9671
                                                                            9156                               9737
1994                                                                        9045                               9598
                                                                            9762                              10277
                                                                            9976                              10524
                                                                           10246                              10826
1995                                                                       10782                              11273
                                                                           10592                              11138
                                                                           10650                              11223
                                                                           10889                              11480
1996                                                                       11165                              11773
                                                                           11123                              11744
                                                                           11496                              12150
                                                                           11849                              12515
1997                                                                       12175                              12854
                                                                           12262                              13002
                                                                           12434                              13200
                                                                           12819                              13605
1998                                                                       12849                              13687
                                                                           12915                              13809
                                                                           12640                              13565
                                                                           12505                              13511
1999                                                                       12367                              13406
Mar. 31 2000                                                               12710                              13799

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                              NATIONS TENNESSEE MUNICIPAL BOND     LEHMAN MUNICIPAL BOND INDEX
                                                                        FUND $13,343                         $13,799
                                                              --------------------------------     ---------------------------
Nov. 2 1993                                                                10000                              10000
1993                                                                       10175                              10121
                                                                            9524                               9565
                                                                            9589                               9671
                                                                            9613                               9737
1994                                                                        9496                               9598
                                                                           10249                              10277
                                                                           10474                              10524
                                                                           10757                              10826
1995                                                                       11320                              11273
                                                                           11120                              11138
                                                                           11181                              11223
                                                                           11433                              11480
1996                                                                       11722                              11773
                                                                           11677                              11744
                                                                           12070                              12150
                                                                           12440                              12515
1997                                                                       12782                              12854
                                                                           12373                              13002
                                                                           13054                              13200
                                                                           13458                              13605
1998                                                                       13490                              13687
                                                                           13559                              13809
                                                                           13270                              13565
                                                                           13128                              13511
1999                                                                       12984                              13406
Mar. 31 2000                                                               13343                              13799

   TOTAL RETURN (AS OF 3/31/00)

                                                       INVESTOR A                 INVESTOR B                 INVESTOR C
                                   PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                     3/2/94                11/2/93                   10/21/93                   11/3/94
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                  -1.36%         -1.59%       -6.24%       -2.28%       -6.04%        -2.35%       -3.29%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              4.76%          4.54%        2.87%        3.86%        2.93%         3.86%        3.86%
5 YEARS                              5.63%          5.42%        4.39%        4.77%        4.61%         4.84%        4.84%
SINCE INCEPTION                      5.29%          4.60%        3.81%        3.77%        3.77%         6.52%        6.52%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and expense reimbursements by the investment adviser and the co-administrator, which have the effect of increasing total return.

NATIONS TEXAS INTERMEDIATE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS TEXAS INTERMEDIATE MUNICIPAL BOND FUND'S PERFORMANCE
                                         FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2000 AND ITS OUTLOOK
                                         FOR THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk, and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Texas municipal securities, we aim to limit
exempt from federal income tax           the Fund's exposure to any single credit or market sector.
consistent with moderate                 In addition, we use a combination of investment strategies,
fluctuation of principal.                including duration management (managing the Fund's
PERFORMANCE REVIEW                       sensitivity to interest rates), market sector selection and
For the 12-month ended March 31,         individual credit reviews. We also seek to limit the
2000, Nations Texas Intermediate         distribution of capital gains when appropriate. As an
Municipal Bond Fund Investor A           intermediate-term portfolio, the Fund maintains an average
Shares provided shareholders with        dollar-weighted maturity of between three and ten years and
a total return of -0.06%.*               a duration of between three and six years.
                                         PLEASE COMMENT ON THE FUND'S PERFORMANCE.**
                                         With a total return of -0.06%, Nations Texas Intermediate
                                         Municipal Bond Fund (Investor A Shares) outperformed its
                                         peer group, the Lipper Other States Intermediate Municipal
                                         Debt Funds Universe, which returned -0.72%, for the 12-month period ended March 31, 2000. The Fund benefited from a
                                         shorter duration than its peer group, which helped protect principal in a rising interest rate environment.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN TEXAS?
                                         The state of Texas is currently rated "Aa1" by Moody's
                                         Investors Service, Inc., "AA" by Standard & Poor's
                                         Corporation, and "AA+" by Fitch IBCA, Inc. The Moody's
                                         rating was upgraded from "Aa2" in June of 1999. These
                                         ratings reflect the benefits of a diverse economy showing
                                         long-term growth, excellent financial performance and a
                                         manageable debt burden. Over the last 10 to 15 years, the
                                         Texas economy has achieved a significant level of
                                         diversification away from the oil/gas sector, which caused so much difficulty in the mid-80s. This new level of
                                         diversification is shown in the growth of the Maquiladora
                                         program in the Rio Grande River Valley, in the high
                                         technology sector and in medical and other services.
                                         Careful financial management has allowed the state to
                                         produce significant cash surpluses over the last several
                                         years. The state closed fiscal year 1998 with a general fund cash balance of $3.3 billion and closed fiscal year 1999
                                         with a general

                           *The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

                           **Lipper Inc. is an independent mutual fund performance monitor. Funds included in the Lipper Other States Intermediate Municipal Debt Funds Universe invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS TEXAS INTERMEDIATE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         fund cash balance of $4.3 billion. Other measures of
                                         financial health have improved, including the Economic
                                         Stabilization Fund, which ended fiscal year 1998 with $58
                                         million and ended fiscal year 1999 with $80 million.
                                         WHAT IS YOUR OUTLOOK FOR TEXAS AND THE MUNICIPAL BOND MARKET
                                         FOR THE COMING YEAR?
                                         Texas and its local government units must provide equitable funding for their growing education needs, as well as needs for water and sewer infrastructure, particularly in the face of growing federal regulation and other capital and
                                         infrastructure needs. These collective issues will have to be addressed without harming overall finances. However, we are encouraged by the state's track record and believe it
                                         should accomplish most of these goals. The state of Texas
                                         per capita debt level is only $566.
                                         A positive step was the passage in June 1999 of
                                         comprehensive legislation dealing with the deregulation of retail electricity. This legislation lays out a long-term
                                         plan for paying the unfunded costs associated with
                                         deregulation.
                                         Our overall outlook for the national municipal bond market going forward is generally positive. Long-term AAA-rated
                                         general obligation municipal bonds began the period at a
                                         5.06% yield, rising steadily throughout 1999 to a high of
                                         6.04% in January 2000. By March 2000, long-term yields
                                         reversed course and fell to a 5.69% yield. The persistent
                                         divergence between strong economic growth and benign
                                         inflation data continues to pull the Federal Reserve Board
                                         (the Fed) in two directions. The strong growth data demands that the Fed tighten monetary policy, while the weak
                                         inflation data encourages the Fed to remain on hold. As a
                                         result, the Fed has taken the cautious stance of gradual
                                         increments of 0.25% short-term interest rate increases.
                                         After successive increases in February and in March, the
                                         Federal Funds Rate increased from 5.50% to 6.00%. The Fed
                                         likely will continue its gradual course of 0.25% rate
                                         increases for the next few meetings. As a result, further
                                         declines in long-term yields are unlikely in the near term.
                                         Secondary market liquidity -- or ease of trading -- should remain a difficult issue in the municipal market as retail investors continue to focus on equities and direct bond
                                         purchases. Improved demand for municipal bond mutual funds is possible as the recent increase in equity market
                                         volatility may shift investor preferences. On the supply
                                         side, new issuance has been significantly lower in early
                                         2000, as higher yields have reduced refunding opportunities for issuers. We estimate that 2000 will end the year with
                                         new issuance down about 15%.
                                         We believe credit quality will remain healthy for
                                         traditional municipal issuers as the strong economy
                                         continues to drive strong increases in state and local tax collection. The health care sector should begin to stabilize as management adjustments and improved pricing power should start to combat the effects of Medicare reimbursement
                                         cutbacks that resulted after the 1997 Balanced Budget
                                         Amendment.

NATIONS TEXAS INTERMEDIATE
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/00)

[PIE CHART]

General obligation                                                               39.7%
Other                                                                             3.1%
Prerefunded                                                                      12.4%
Water                                                                             9.7%
Electric                                                                          8.5%
Hospital                                                                          8.5%
Industrial development revenue/Pollution control revenue                          8.3%
Cash                                                                              3.6%
Transportation                                                                    3.4%
Housing                                                                           2.8%

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Texas, Municipal Power Agency,
                                                                                 Revenue Refunding, Series 1993, (MBIA
                                                                                 Insured), 5.250% 09/01/05               4.5%
                                                                            -------------------------------------------------
                                                                              2  Houston, Texas, Water & Sewer Systems
                                                                                 Revenue, Junior Lien, Series 1996A,
                                                                                 (FGIC Insured), 5.250% 12/01/25         2.7%
                                                                            -------------------------------------------------
                                                                              3  Texas State, Department of Housing
                                                                                 and Community Affairs, Single-Family
                                                                                 Revenue, Series 1997A-1, AMT,
                                                                                 (GNMA/FNMA COLL) (MBIA Insured),
                                                                                 5.250% 09/01/13                         2.5%
                                                                            -------------------------------------------------
                                                                              4  Red River Authority of Texas, PCR,
                                                                                 (Hoechst Celanese Corporation
                                                                                 Project) Series 1992, AMT, 6.880%
                                                                                 04/01/17                                2.4%
                                                                            -------------------------------------------------
                                                                              5  Texas State, College Student Loan
                                                                                 Authority, GO, Series 1997, (GTD STD
                                                                                 LNS), 5.250% 08/01/07                   2.1%
                                                                            -------------------------------------------------
                                                                              6  North Central, Texas, Health
                                                                                 Facilities Development Corporation,
                                                                                 Revenue Refunding, (Baylor Health
                                                                                 Care Systems Project) Series 1995,
                                                                                 5.500% 05/15/13                         2.1%
                                                                            -------------------------------------------------
                                                                              7  Harris County, Texas, Toll Road
                                                                                 Revenue Refunding, Senior Lien,
                                                                                 Series 1994, (FGIC Insured), 5.000%
                                                                                 08/15/16                                2.0%
                                                                            -------------------------------------------------
                                                                              8  Houston, Texas, Water and Sewer
                                                                                 Systems Revenue, Unrefunded Balance,
                                                                                 Prior Lien, Series 1992B, 5.900%
                                                                                 12/01/03                                1.9%
                                                                            -------------------------------------------------
                                                                              9  Texas, Municipal Power Agency,
                                                                                 Revenue Refunding, Series 1992, (MBIA
                                                                                 Insured), Prerefunded 09/01/02 @ 102,
                                                                                 5.900% 09/01/04                         1.9%
                                                                            -------------------------------------------------
                                                                             10  Austin, Texas, GO Refunding, Series
                                                                                 1993, 5.500% 09/01/04                   1.8%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2000, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS TEXAS INTERMEDIATE
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (2/4/93 through
                                                                                     3/31/00)        4.40%     3.92%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Texas Intermediate Municipal
                                                Bond Fund from the inception of
                                                the share class. The Lehman
                                                7-Year Municipal Bond Index is a
                                                broad-based, unmanaged, total
                                                return index composed of
                                                investment grade bonds with
                                                maturities of 7 to 8 years. It
                                                is unavailable for investment.
                                                The performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                                 NATIONS TEXAS INTERMEDIATE        LEHMAN 7-YEAR MUNICIPAL BOND
                                                                MUNICIPAL BOND FUND $13,158               INDEX $14,643
                                                                ---------------------------        ----------------------------
Feb. 4 1993                                                                 9675                              10000
                                                                            9770                              10172
                                                                            9996                              10454
                                                                           10269                              10757
1993                                                                       10365                              10887
                                                                            9948                              10477
                                                                           10053                              10587
                                                                           10119                              10688
1994                                                                       10001                              10586
                                                                           10489                              11142
                                                                           10701                              11459
                                                                           10946                              11786
1995                                                                       11271                              12082
                                                                           11184                              12039
                                                                           11216                              12092
                                                                           11431                              12308
1996                                                                       11658                              12610
                                                                           11650                              12596
                                                                           11942                              12942
                                                                           12228                              13288
1997                                                                       12464                              13578
                                                                           12567                              13743
                                                                           12698                              13903
                                                                           13037                              14344
1998                                                                       13111                              14434
                                                                           13166                              14557
                                                                           12958                              14309
                                                                           12967                              14426
1999                                                                       12927                              14413
Mar. 31 2000                                                               13158                              14643

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                                 NATIONS TEXAS INTERMEDIATE        LEHMAN 7-YEAR MUNICIPAL BOND
                                                                MUNICIPAL BOND FUND $13,600               INDEX $14,643
                                                                ---------------------------        ----------------------------
Feb. 4 1993                                                                10000                              10000
                                                                           10098                              10172
                                                                           10332                              10454
                                                                           10614                              10757
1993                                                                       10713                              10887
                                                                           10282                              10477
                                                                           10390                              10587
                                                                           10458                              10688
1994                                                                       10337                              10586
                                                                           10341                              11142
                                                                           11080                              11459
                                                                           11313                              11786
1995                                                                       11649                              12082
                                                                           11580                              12039
                                                                           11593                              12092
                                                                           11815                              12308
1996                                                                       12060                              12610
                                                                           12041                              12596
                                                                           12343                              12942
                                                                           12638                              13288
1997                                                                       12882                              13578
                                                                           12989                              13743
                                                                           13124                              13903
                                                                           13475                              14344
1998                                                                       13552                              14434
                                                                           13608                              14557
                                                                           13393                              14309
                                                                           13402                              14426
1999                                                                       13361                              14413
Mar. 31 2000                                                               13600                              14643

   TOTAL RETURN (AS OF 3/31/00)

                                                       INVESTOR A                 INVESTOR B                 INVESTOR C
                                   PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                     1/12/93               2/4/93                    6/22/93                    11/3/94
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                   0.17%         -0.06%       -3.29%       -0.74%       -3.60%        -0.86%       -1.81%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              4.36%          4.14%        3.01%        3.53%        3.22%         3.48%        3.48%
5 YEARS                              4.86%          4.64%        3.94%        4.15%        4.15%         4.12%        4.12%
SINCE INCEPTION                      4.82%          4.40%        3.92%        3.77%        3.77%         5.02%        5.02%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

NATIONS TEXAS MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS TEXAS MUNICIPAL BOND FUND'S PERFORMANCE FOR THE
                                         12-MONTH PERIOD ENDED MARCH 31, 2000 AND ITS OUTLOOK FOR THE
                                         FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk, and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Texas municipal securities, we aim to limit
exempt from federal income tax           the Fund's exposure to any single credit or market sector.
with the potential for principal         In addition, we use a combination of investment strategies,
fluctuation associated with              including duration management (managing the Fund's
investments in long-term municipal       sensitivity to interest rates), market sector selection and
securities.                              individual credit reviews. We also seek to limit the
PERFORMANCE REVIEW                       distribution of capital gains when appropriate. As a
For the 12-month period ended            long-term portfolio, the Fund normally maintains an average
March 31, 2000, Nations Texas            dollar-weighted maturity of greater than seven years and a
Municipal Bond Fund Investor A           duration of greater than six years.
Shares provided shareholders with        PLEASE COMMENT ON THE FUND'S PERFORMANCE.**
a total return of -0.86%.*               With a total return of -0.86%, Nations Texas Municipal Bond
                                         Fund (Investor A Shares) dramatically outperformed its peer group, the Lipper Texas Municipal Debt Funds Universe, which returned -3.08% for the 12-month period ended March 31,
                                         2000. The Fund benefited from a shorter duration than its
                                         peer group, which helped protect principal in a rising
                                         interest rate environment.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN TEXAS?
                                         The state of Texas is currently rated "Aa1" by Moody's
                                         Investors Service, Inc., "AA" by Standard & Poor's
                                         Corporation, and "AA+" by Fitch IBCA, Inc. The Moody's
                                         rating was upgraded from "Aa2" in June of 1999. These
                                         ratings reflect the benefits of a diverse economy showing
                                         long-term growth, excellent financial performance and a
                                         manageable debt burden. Over the last 10 to 15 years, the
                                         Texas economy has achieved a significant level of
                                         diversification away from the oil/gas sector, which caused so much difficulty in the mid-80s. This new level of
                                         diversification is shown in the growth of the Maquiladora
                                         program in the Rio Grande River Valley, in the high
                                         technology sector and in medical and other services.

                           *The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

                           **Lipper Inc. is an independent mutual fund performance monitor. Funds included in the Lipper Texas Municipal Debt Funds Universe limit their assets to those securities that are exempt from taxation in Texas.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS TEXAS MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         Careful financial management has allowed the state to
                                         produce significant cash surpluses over the last several
                                         years. The state closed fiscal year 1998 with a general fund cash balance of $3.3 billion and closed fiscal year 1999
                                         with a general fund cash balance of $4.3 billion. Other
                                         measures of financial health have improved, including the
                                         Economic Stabilization Fund, which ended fiscal year 1998
                                         with $58 million and ended fiscal year 1999 with $80
                                         million.
                                         WHAT IS YOUR OUTLOOK FOR TEXAS AND THE MUNICIPAL BOND MARKET
                                         FOR THE COMING YEAR?
                                         Texas and its local government units must provide equitable funding for their growing education needs, as well as needs for water and sewer infrastructure, particularly in the face of growing federal regulation and other capital and
                                         infrastructure needs. These collective issues will have to be addressed without harming overall finances. However, we are encouraged by the state's track record and believe it
                                         should accomplish most of these goals. The state of Texas
                                         per capita debt level is only $566.
                                         A positive step was the passage in June 1999 of
                                         comprehensive legislation dealing with the deregulation of retail electricity. This legislation lays out a long-term
                                         plan for paying the unfunded costs associated with
                                         deregulation.
                                         Our overall outlook for the national municipal bond market going forward is generally positive. Long-term AAA-rated
                                         general obligation municipal bonds began the period at a
                                         5.06% yield, rising steadily throughout 1999 to a high of
                                         6.04% in January 2000. By March 2000, long-term yields
                                         reversed course and fell to a 5.69% yield. The persistent
                                         divergence between strong economic growth and benign
                                         inflation data continues to pull the Federal Reserve Board
                                         (the Fed) in two directions. The strong growth data demands that the Fed tighten monetary policy, while the weak
                                         inflation data encourages the Fed to remain on hold. As a
                                         result, the Fed has taken the cautious stance of gradual
                                         increments of 0.25% short-term interest rate increases.
                                         After successive increases in February and in March, the
                                         Federal Funds Rate increased from 5.50% to 6.00%. The Fed
                                         likely will continue its gradual course of 0.25% rate
                                         increases for the next few meetings. As a result, further
                                         declines in long-term yields are unlikely in the near term.
                                         Secondary market liquidity -- or ease of trading -- should remain a difficult issue in the municipal market as retail investors continue to focus on equities and direct bond
                                         purchases. Improved demand for municipal bond mutual funds is possible as the recent increase in equity market
                                         volatility may shift investor preferences. On the supply
                                         side, new issuance has been significantly lower in early
                                         2000, as higher yields have reduced refunding opportunities for issuers. We estimate that 2000 will end the year with
                                         new issuance down about 15%.
                                         We believe credit quality will remain healthy for
                                         traditional municipal issuers as the strong economy
                                         continues to drive strong increases in state and local tax collection. The health care sector should begin to stabilize as management adjustments and improved pricing power should start to combat the effects of Medicare reimbursement
                                         cutbacks that resulted after the 1997 Balanced Budget
                                         Amendment.

NATIONS TEXAS MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/00)

[PIE CHART]

Cash                                                                              2.1%
General obligation                                                               38.4%
Prerefunded                                                                      22.6%
Industrial development revenue/Pollution control revenue                         17.6%
Hospital                                                                          7.1%
Education                                                                         5.9%
Transportation                                                                    3.6%
Water                                                                             2.7%

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Tarrant County, Texas, Health
                                                                                 Facilities Development Corporation,
                                                                                 Health Systems Revenue, (Harris
                                                                                 Methodist Health Systems Project)
                                                                                 Series 1994, (MBIA-IBC Insured),
                                                                                 6.000% 09/01/10                         7.7%
                                                                            -------------------------------------------------
                                                                              2  Lucas County, Ohio, Hospital Revenue,
                                                                                 (Flower Hospital Project) Series
                                                                                 1993, Prerefunded 12/01/04 @ 101,
                                                                                 6.130% 12/01/13                         7.6%
                                                                            -------------------------------------------------
                                                                              3  Red River Authority of Texas, PCR,
                                                                                 (Hoechst Celanese Corporation
                                                                                 Project) Series 1992, AMT, 6.880%
                                                                                 04/01/17                                7.3%
                                                                            -------------------------------------------------
                                                                              4  Sherman, Texas, Independent School
                                                                                 District, GO, Series 1995, (PSFG
                                                                                 Insured), Prerefunded 02/15/05 @ 100,
                                                                                 6.500% 02/15/20                         4.5%
                                                                            -------------------------------------------------
                                                                              5  Round Rock, Texas, Independent School
                                                                                 District, GO, Series 2000, (PSFG
                                                                                 Insured) 5.000% 08/01/18                4.0%
                                                                            -------------------------------------------------
                                                                              6  Northside, Texas, Independent School
                                                                                 District, GO, Series 1999, 4.750%
                                                                                 08/15/18                                3.8%
                                                                            -------------------------------------------------
                                                                              7  Harris County, Texas, Health
                                                                                 Facilities Development Authority,
                                                                                 Revenue, (Memorial Hospital Systems
                                                                                 Project) Series 1997A, (MBIA
                                                                                 Insured), 6.000% 06/01/10               3.8%
                                                                            -------------------------------------------------
                                                                              8  Gulf Coast, Texas, Waste Disposal
                                                                                 Authority, Revenue Refunding,
                                                                                 (Houston Light and Power Company
                                                                                 Project) Series 1992A, (MBIA
                                                                                 Insured), 6.380% 04/01/12               3.8%
                                                                            -------------------------------------------------
                                                                              9  Dallas-Forth Worth, Texas, Regional
                                                                                 Airport Revenue Refunding, Series
                                                                                 1994A, (MBIA Insured), 6.000%
                                                                                 11/01/09                                3.8%
                                                                            -------------------------------------------------
                                                                             10  Trinity River Authority, Texas, PCR,
                                                                                 (Texas Instruments Inc. Project)
                                                                                 Series 1996, AMT, 6.200% 03/01/20       3.6%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2000, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS TEXAS MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (12/17/93
                                                                                     through
                                                                                     3/31/00)        4.35%     3.55%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Texas Municipal Bond Fund from
                                                the inception of the share
                                                class. The Lehman Municipal Bond
                                                Index is a broad-based,
                                                unmanaged, total return index
                                                composed of 8,000 investment
                                                grade, long-term maturity bonds.
                                                It is unavailable for
                                                investment. The performance of
                                                Primary A, Investor B and
                                                Investor C Shares may vary based
                                                on the differences in sales
                                                loads and fees paid by the
                                                shareholders investing in each
                                                class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                             NATIONS TEXAS MUNICIPAL BOND FUND     LEHMAN MUNICIPAL BOND INDEX
                                                                          $12,446                            $13,528
                                                             ---------------------------------     ---------------------------
Dec. 17 1993                                                                9525                              10000
1993                                                                        9551                              10221
                                                                            8857                               9650
                                                                            8907                               9757
                                                                            8895                               9824
1994                                                                        8745                               9683
                                                                            9442                              10368
                                                                            9681                              10618
                                                                            9942                              10923
1995                                                                       10458                              11374
                                                                           10268                              11237
                                                                           10371                              11323
                                                                           10572                              11582
1996                                                                       10834                              11877
                                                                           10759                              11849
                                                                           11106                              12258
                                                                           11468                              12627
1997                                                                       11789                              12969
                                                                           11931                              13118
                                                                           12077                              13317
                                                                           12442                              13726
1998                                                                       12518                              13808
                                                                           12553                              13931
                                                                           12294                              13299
                                                                           12211                              13246
1999                                                                       12078                              13143
Mar. 31 2000                                                               12446                              13528

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                             NATIONS TEXAS MUNICIPAL BOND FUND     LEHMAN MUNICIPAL BOND INDEX
                                                                          $13,067                            $13,528
                                                             ---------------------------------     ---------------------------
Dec. 17 1993                                                               10000                              10000
1993                                                                       10027                              10221
                                                                            9299                               9650
                                                                            9351                               9757
                                                                            9339                               9824
1994                                                                        9181                               9683
                                                                            9913                              10368
                                                                           10184                              10618
                                                                           10438                              10923
1995                                                                       10980                              11374
                                                                           10780                              11237
                                                                           10888                              11323
                                                                           11099                              11582
1996                                                                       11374                              11877
                                                                           11296                              11849
                                                                           11660                              12258
                                                                           12040                              12627
1997                                                                       12377                              12969
                                                                           12526                              13118
                                                                           12679                              13317
                                                                           13062                              13726
1998                                                                       13142                              13808
                                                                           13179                              13931
                                                                           12908                              13299
                                                                           12820                              13246
1999                                                                       12680                              13143
Mar. 31 2000                                                               13067                              13528

   TOTAL RETURN (AS OF 3/31/00)

                                                       INVESTOR A                 INVESTOR B                 INVESTOR C
                                   PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                     2/3/94               12/17/93                   10/21/93                   11/3/94
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                  -0.63%         -0.86%       -5.53%       -1.56%       -5.34%        -1.62%       -2.57%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              5.19%          4.97%        3.29%        4.29%        3.36%         4.29%        4.29%
5 YEARS                              5.90%          5.68%        4.65%        5.03%        4.87%         5.09%        5.09%
SINCE INCEPTION                      4.39%          4.35%        3.55%        3.60%        3.60%         6.69%        6.69%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

NATIONS VIRGINIA INTERMEDIATE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND'S
                                         PERFORMANCE FOR THE 12-MONTH PERIOD ENDED MARCH 31, 2000 AND
                                         ITS OUTLOOK FOR THE FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management
Team of Banc of America Capital          The Fund balances its investments between high quality,
Management, Inc., investment             investment grade issues through which it seeks to reduce
sub-adviser to the Fund.                 credit and liquidity risk, and lower quality, investment
                                         grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Virginia municipal securities, we aim to
exempt from federal and Virginia         limit the Fund's exposure to any single credit or market
state income taxes consistent with       sector. In addition, we use a combination of investment
moderate fluctuation of principal.       strategies, including duration management (managing the
                                         Fund's sensitivity to interest rates), market sector
PERFORMANCE REVIEW                       selection and individual credit reviews. We also seek to
For the 12-month period ended            limit the distribution of capital gains when appropriate. As
March 31, 2000, Nations Virginia         an intermediate-term portfolio, the Fund maintains an
Intermediate Municipal Bond Fund         average dollar-weighted maturity of between three and ten
Investor A Shares provided               years and a duration of between three and six years.
shareholders with a total return
of 0.06%.*                               PLEASE COMMENT ON THE FUND'S PERFORMANCE.**
                                         With a total return of 0.06%, Nations Virginia Intermediate
                                         Municipal Bond Fund (Investor A Shares) outperformed its
                                         peer group, the Lipper Virginia Intermediate Municipal Debt
                                         Funds Universe, which returned -0.67%, for the 12-month
                                         period ended March 31, 2000. The Fund benefited from a
                                         shorter duration than its peer group, which helped protect principal in a rising interest rate environment.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN VIRGINIA?
                                         The Commonwealth of Virginia has earned the highest possible credit ratings from Moody's Investors Service, Inc. ("Aaa"),
                                         Standard & Poor's Corporation ("AAA"), and Fitch IBCA, Inc.
                                         ("AAA"). These strong ratings reflect the Commonwealth's
                                         very sound financial management, a diverse and growing
                                         economy, relatively high wealth and income levels and a
                                         manageable debt burden. Virginia also has made significant progress in providing for its infrastructure spending needs caused by its high growth.

                           *The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return. The performance shown does not reflect the maximum front-end sales charge of 3.25%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table.

                           **Lipper Inc. is an independent mutual fund performance monitor. Funds included in the Lipper Other States Intermediate Municipal Debt Funds Universe invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS VIRGINIA INTERMEDIATE
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         An example of the Commonwealth's sound fiscal management is its unreserved general fund balance, which stood at $561.8 million in fiscal 1998, or 7.6% of expenditures. Fiscal 1999 results are expected to improve this already strong level.
                                         At June 30, 1999, Virginia's revenue stabilization fund and reserve was at $555 million. These funds provide the
                                         Commonwealth with a cushion against unforeseen problems.
                                         WHAT IS YOUR OUTLOOK FOR VIRGINIA AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         The Commonwealth and its local governments must continue to meet their long-term challenges, which include maintaining diverse economic growth and expanding infrastructure for
                                         schools, roads, water and sewer. At the same time, they must continue to preserve sound finances. Importantly, the
                                         Commonwealth has implemented a long-term plan to deal with retail electric deregulation and associated unfunded costs.
                                         The legislature approved a deregulation bill in April of
                                         1998 with further guidelines specified by the legislature in
                                         March of 1999. We believe the Commonwealth and its local
                                         government units will achieve a significant measure of
                                         success in meeting these long-term challenges.
                                         Our overall outlook for the national municipal bond market going forward is generally positive. Long-term AAA-rated
                                         general obligation municipal bonds began the period at a
                                         5.06% yield, rising steadily throughout 1999 to a high of
                                         6.04% in January 2000. By March 2000, long-term yields
                                         reversed course and fell to a 5.69% yield. The persistent
                                         divergence between strong economic growth and benign
                                         inflation data continues to pull the Federal Reserve Board
                                         (the Fed) in two directions. The strong growth data demands that the Fed tighten monetary policy, while the weak
                                         inflation data encourages the Fed to remain on hold. As a
                                         result, the Fed has taken the cautious stance of gradual
                                         increments of 0.25% short-term interest rate increases.
                                         After successive increases in February and in March, the
                                         Federal Funds Rate increased from 5.50% to 6.00%. The Fed
                                         likely will continue its gradual course of 0.25% rate
                                         increases for the next few meetings. As a result, further
                                         declines in long-term yields are unlikely in the near term.
                                         Secondary market liquidity -- or ease of trading -- should remain a difficult issue in the municipal market as retail investors continue to focus on equities and direct bond
                                         purchases. Improved demand for municipal bond mutual funds is possible as the recent increase in equity market
                                         volatility may shift investor preferences. On the supply
                                         side, new issuance has been significantly lower in early
                                         2000, as higher yields have reduced refunding opportunities for issuers. We estimate that 2000 will end the year with
                                         new issuance down about 15%.
                                         We believe credit quality will remain healthy for
                                         traditional municipal issuers as the strong economy
                                         continues to drive strong increases in state and local tax collection. The health care sector should begin to stabilize as management adjustments and improved pricing power should start to combat the effects of Medicare reimbursement
                                         cutbacks that resulted after the 1997 Balanced Budget
                                         Amendment.

NATIONS VIRGINIA INTERMEDIATE
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/00)

[PIE CHART]

Industrial development revenue / Pollution control revenue                        5.2%
Hospital                                                                          5.2%
Transportation                                                                   11.7%
Water                                                                            13.7%
Prerefunded                                                                      12.5%
Other                                                                             7.4%
General obligation                                                               26.6%
Resource recovery                                                                 9.1%
Education                                                                         4.3%
Housing                                                                           4.3%

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Fairfax County, Virginia, Economic
                                                                                 Development Authority, Resource
                                                                                 Recovery, Revenue Refunding, Series
                                                                                 1998A, AMT, (AMBAC Insured), 5.950%
                                                                                 02/01/07                                4.6%
                                                                            -------------------------------------------------
                                                                              2  Chesapeake, Virginia, GO Refunding,
                                                                                 Series 1993, 5.130% 12/01/05            2.2%
                                                                            -------------------------------------------------
                                                                              3  Loudoun County, Virginia, Industrial
                                                                                 Development Authority, Revenue, (Air
                                                                                 Force Retired Officers - Falcons
                                                                                 Landing Project) Series 1994A,
                                                                                 Prerefunded 11/01/04 @ 103, 8.750%
                                                                                 11/01/24                                2.1%
                                                                            -------------------------------------------------
                                                                              4  Virginia State, Transportation Board
                                                                                 Authority, Transportation Revenue
                                                                                 Refunding, (U.S. Route 58 Corridor
                                                                                 Program) Series 1993A, 5.500%
                                                                                 05/15/09                                1.9%
                                                                            -------------------------------------------------
                                                                              5  Newport News, Virginia, Public
                                                                                 Improvement GO Refunding, Series
                                                                                 1993B, (State Aid Withholding),
                                                                                 5.200% 11/01/04                         1.8%
                                                                            -------------------------------------------------
                                                                              6  Virginia, Southeastern Public Service
                                                                                 Authority, Revenue Refunding, Series
                                                                                 1993A, (MBIA Insured), 5.100%
                                                                                 07/01/08                                1.8%
                                                                            -------------------------------------------------
                                                                              7  Virginia State, Transportation Board
                                                                                 Authority, Transportation Contract
                                                                                 Revenue, (Northern Virginia
                                                                                 Transportation District Project)
                                                                                 Series 1996A, 5.130% 05/15/21           1.7%
                                                                            -------------------------------------------------
                                                                              8  Goochland County, Virginia,
                                                                                 Industrial Development Authority,
                                                                                 (Old Dominion Electric Cooperative
                                                                                 Project) Series 1998, AMT, 4.250%
                                                                                 12/01/02                                1.7%
                                                                            -------------------------------------------------
                                                                              9  Hanover County, Virginia, Industrial
                                                                                 Development Authority, Revenue,
                                                                                 (Memorial Regional Medical Center
                                                                                 Project) Series 1995, (MBIA Insured),
                                                                                 5.500% 08/15/25                         1.7%
                                                                            -------------------------------------------------
                                                                             10  North Slope Borough, Alaska, Capital
                                                                                 Appreciation GO, Series 1998A, (MBIA
                                                                                 Insured), 5.460% 06/30/09               1.4%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2000, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS VIRGINIA INTERMEDIATE
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    10-YEAR      NAV**     MOP*
                                                                                    (3/31/90
                                                                                     through
                                                                                     3/31/00)    5.64%     5.28%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Virginia Intermediate Municipal
                                                Bond Fund over the last 10
                                                years. The Lehman 7-Year
                                                Municipal Bond Index is a
                                                broad-based, unmanaged, total
                                                return index composed of
                                                investment grade bonds with
                                                maturities of 7 to 8 years. It
                                                is unavailable for investment.
                                                The Lehman 7-Year Municipal Bond
                                                Index measures the performance
                                                of the municipal bonds
                                                comprising the index for the
                                                period beginning on 12/31/89.
                                                Please note, however, that
                                                Investor A Shares commenced
                                                operations on 12/5/89.
                                                Therefore, the performance
                                                illustrated by the Lehman 7-Year
                                                Municipal Bond Index includes
                                                the performance of the Lehman
                                                10-Year Municipal Bond Index for
                                                the period preceding 12/31/89.
                                                The performance of Primary A,
                                                Investor B and Investor C Shares
                                                may vary based on the
                                                differences in sales loads and
                                                fees paid by the shareholders
                                                investing in each class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                                        NATIONS
                                                          VIRGINIA INTERMEDIATE MUNICIPAL BOND     LEHMAN 7-YEAR MUNICIPAL BOND
                                                                      FUND $16,311                        INDEX $19,165
                                                          ------------------------------------     ----------------------------
Mar. 31|1990                                                               9425                               10000
                                                                           9584                               10229
                                                                           9663                               10300
1990                                                                      10017                               10694
                                                                          10216                               10949
                                                                          10362                               11137
                                                                          10648                               11560
1991                                                                      10984                               11942
                                                                          10972                               11932
                                                                          11319                               12354
                                                                          11567                               12693
1992                                                                      11738                               12901
                                                                          12068                               13314
                                                                          12429                               13683
                                                                          12778                               14080
1993                                                                      12902                               14250
                                                                          12373                               13713
                                                                          12456                               13857
                                                                          12478                               13990
1994                                                                      12326                               13855
                                                                          12966                               14584
                                                                          13306                               14998
                                                                          13588                               15426
1995                                                                      13949                               15815
                                                                          13872                               15758
                                                                          13928                               15827
                                                                          14142                               16110
1996                                                                      14453                               16505
                                                                          14387                               16487
                                                                          14773                               16940
                                                                          15095                               17392
1997                                                                      15410                               17772
                                                                          15524                               17988
                                                                          15712                               18197
                                                                          16131                               18774
1998                                                                      16219                               18892
                                                                          16301                               19053
                                                                          16044                               18729
                                                                          16055                               18882
1999                                                                      16021                               18865
Mar. 31|2000                                                              16311                               19165

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                               NATIONS VIRGINIA INTERMEDIATE       LEHMAN 7-YEAR MUNICIPAL BOND
                                                                MUNICIPAL BOND FUND $17,306               INDEX $19,165
                                                               -----------------------------       ----------------------------
Mar. 31 1990                                                               10000                              10000
                                                                           10169                              10229
                                                                           10252                              10300
1990                                                                       10628                              10694
                                                                           10839                              10949
                                                                           10994                              11137
                                                                           11298                              11560
1991                                                                       11655                              11942
                                                                           11642                              11932
                                                                           12010                              12354
                                                                           12273                              12693
1992                                                                       12454                              12901
                                                                           12804                              13314
                                                                           13187                              13683
                                                                           13558                              14080
1993                                                                       13689                              14250
                                                                           13128                              13713
                                                                           13216                              13857
                                                                           13240                              13990
1994                                                                       13078                              13855
                                                                           13757                              14584
                                                                           14117                              14998
                                                                           14417                              15426
1995                                                                       14800                              15815
                                                                           14719                              15758
                                                                           14778                              15827
                                                                           15005                              16110
1996                                                                       15335                              16505
                                                                           15265                              16487
                                                                           15674                              16940
                                                                           16015                              17392
1997                                                                       16350                              17772
                                                                           16471                              17988
                                                                           16670                              18197
                                                                           17116                              18774
1998                                                                       17208                              18892
                                                                           17296                              19053
                                                                           17022                              18729
                                                                           17034                              18882
1999                                                                       16999                              18865
Mar. 31 2000                                                               17306                              19165

   TOTAL RETURN (AS OF 3/31/00)

                                                        INVESTOR A                INVESTOR B                 INVESTOR C
                                    PRIMARY A       NAV**        MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                      9/20/89              12/5/89                    6/7/93                    6/17/92
---------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                   0.29%          0.06%       -3.20%       -0.63%       -3.50%        -0.71%       -1.66%
---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                              4.49%          4.27%        3.12%        3.65%        3.35%         3.62%        3.62%
5 YEARS                              4.91%          4.70%        4.01%        4.20%        4.20%         4.18%        4.18%
10 YEARS                                            5.64%        5.28%
SINCE INCEPTION                      5.79%          5.61%        5.27%        3.84%        3.84%         4.37%        4.37%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 3.25%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

NATIONS VIRGINIA
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY

                                         IN THE FOLLOWING INTERVIEW, THE TEAM SHARES ITS VIEWS ON
                                         NATIONS VIRGINIA MUNICIPAL BOND FUND'S PERFORMANCE FOR THE
                                         12-MONTH PERIOD ENDED MARCH 31, 2000 AND ITS OUTLOOK FOR THE
                                         FUTURE.

PORTFOLIO MANAGEMENT                     BRIEFLY DESCRIBE YOUR OVERALL INVESTMENT PHILOSOPHY AND THE
The Fund is managed by the               INVESTMENT APPROACH OF THE FUND.
Municipal Fixed Income Management        The Fund balances its investments between high quality,
Team of Banc of America Capital          investment grade issues through which it seeks to reduce
Management, Inc., investment             credit and liquidity risk, and lower quality, investment
sub-adviser to the Fund.                 grade issues, for their additional yield potential. By
INVESTMENT OBJECTIVE                     maintaining a well-diversified portfolio, generally within
The Fund seeks high current income       the universe of Virginia municipal securities, we aim to
exempt from federal and Virginia         limit the Fund's exposure to any single credit or market
state income taxes with the              sector. In addition, we use a combination of investment
potential for principal                  strategies, including duration management (managing the
fluctuation associated with              Fund's sensitivity to interest rates), market sector
investments in long-term municipal       selection and individual credit reviews. We also seek to
securities.                              limit the distribution of capital gains when appropriate. As
PERFORMANCE REVIEW                       a long-term portfolio, the Fund normally maintains an
For the 12-month period ended            average dollar-weighted maturity of greater than seven years
March 31, 2000, Nations Virginia         and a duration of greater than six years.
Municipal Bond Fund Investor A           PLEASE COMMENT ON THE FUND'S PERFORMANCE.**
Shares provided shareholders with        With a total return of -1.02%, Nations Virginia Municipal
a total return of -1.02%.*               Bond Fund (Investor A Shares) outperformed its peer group, the Lipper Virginia Municipal Debt Funds Universe, which
                                         returned -1.64%, for the 12-month period ended March 31,
                                         2000. The Fund benefited from a shorter duration than its
                                         peer group, which helped protect principal in a rising
                                         interest-rate environment.
                                         WHAT WERE THE ECONOMIC AND MARKET CONDITIONS IN VIRGINIA?
                                         The Commonwealth of Virginia has earned the highest possible credit ratings from Moody's Investors Service, Inc. ("Aaa"),
                                         Standard & Poor's Corporation ("AAA"), and Fitch IBCA, Inc.
                                         ("AAA"). These strong ratings reflect the Commonwealth's
                                         very sound financial management, a diverse and growing
                                         economy, relatively high wealth and income levels and a
                                         manageable debt burden. Virginia also has made significant progress in providing for its infrastructure spending needs caused by its high growth.
                                         An example of the Commonwealth's sound fiscal management is its unreserved general fund balance, which stood at $561.8 million in fiscal 1998, or 7.6% of

                           *The performance shown does not reflect the maximum front-end sales charge of 4.75%, which may apply to purchases of Investor A Shares. For standardized performance, please refer to the Performance table. The performance shown includes the effect of fee waivers by the investment adviser and the co-administrator, which have the effect of increasing total return.

                           **Lipper Inc. is an independent mutual fund performance monitor. Funds included in the Lipper Virginia Municipal Debt Funds Universe limit their assets to those securities that are exempt from taxation in Virginia.

                           Source for all statistical data -- Banc of America Capital Management, Inc.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

NATIONS VIRGINIA
MUNICIPAL BOND FUND
MUNICIPAL FIXED INCOME
MANAGEMENT TEAM COMMENTARY continued

                                         expenditures. Fiscal 1999 results are expected to improve
                                         this already-strong level. At June 30, 1999, Virginia's
                                         revenue stabilization fund and reserve was at $555 million.
                                         These funds provide the Commonwealth with a cushion against unforeseen problems.
                                         WHAT IS YOUR OUTLOOK FOR VIRGINIA AND THE MUNICIPAL BOND
                                         MARKET FOR THE COMING YEAR?
                                         The Commonwealth and its local governments must continue to meet their long-term challenges, which include maintaining diverse economic growth and expanding infrastructure for
                                         schools, roads, water, and sewer. At the same time, they
                                         must continue to preserve sound finances. Importantly, the
                                         Commonwealth has implemented a long-term plan to deal with retail electric deregulation and associated unfunded costs.
                                         The legislature approved a deregulation bill in April of
                                         1998 with further guidelines specified by the legislature in
                                         March of 1999. We believe the Commonwealth and its local
                                         government units will achieve a significant measure of
                                         success in meeting these long-term challenges.
                                         Our overall outlook for the national municipal bond market going forward is generally positive. Long-term AAA-rated
                                         general obligation municipal bonds began the period at a
                                         5.06% yield, rising steadily throughout 1999 to a high of
                                         6.04% in January 2000. By March 2000, long-term yields
                                         reversed course and fell to a 5.69% yield. The persistent
                                         divergence between strong economic growth and benign
                                         inflation data continues to pull the Federal Reserve Board
                                         (the Fed) in two directions. The strong growth data demands that the Fed tighten monetary policy, while the weak
                                         inflation data encourages the Fed to remain on hold. As a
                                         result, the Fed has taken the cautious stance of gradual
                                         increments of 0.25% short-term interest rate increases.
                                         After successive increases in February and in March, the
                                         Federal Funds Rate increased from 5.50% to 6.00%. The Fed
                                         likely will continue its gradual course of 0.25% rate
                                         increases for the next few meetings. As a result, further
                                         declines in long-term yields are unlikely in the near term.
                                         Secondary market liquidity -- or ease of trading -- should remain a difficult issue in the municipal market as retail investors continue to focus on equities and direct bond
                                         purchases. Improved demand for municipal bond mutual funds is possible as the recent increase in equity market
                                         volatility may shift investor preferences. On the supply
                                         side, new issuance has been significantly lower in early
                                         2000, as higher yields have reduced refunding opportunities for issuers. We estimate that 2000 will end the year with
                                         new issuance down about 15%.
                                         We believe credit quality will remain healthy for
                                         traditional municipal issuers as the strong economy
                                         continues to drive strong increases in state and local tax collection. The health care sector should begin to stabilize as management adjustments and improved pricing power should start to combat the effects of Medicare reimbursement
                                         cutbacks that resulted after the 1997 Balanced Budget
                                         Amendment.

NATIONS VIRGINIA
MUNICIPAL BOND FUND

   PORTFOLIO BREAKDOWN (AS A % OF NET ASSETS AS OF 3/31/00)

[PIE CHART]

Lease                                                                             3.5%
Education                                                                         3.6%
Housing                                                                           6.8%
General obligation                                                               20.1%
Water                                                                            26.5%
Other                                                                             2.6%
Hospital                                                                         12.5%
Industrial development revenue/Pollution control revenue                         12.4%
Transportation                                                                    6.2%
Prerefunded                                                                       5.8%

                                                                            TOP 10 HOLDINGS
                                                                            -------------------------------------------------
                                                                              1  Rivanna, Virginia, Water and Sewer
                                                                                 Authority, Regional Water and Sewer
                                                                                 Systems, Revenue Refunding, Series
                                                                                 1991, 6.450% 10/01/12                   5.3%
                                                                            -------------------------------------------------
                                                                              2  Virginia State, Residential
                                                                                 Authority, Infrastructure Revenue,
                                                                                 Series 2000A, (MBIA Insured), 5.500%
                                                                                 05/01/21                                3.8%
                                                                            -------------------------------------------------
                                                                              3  Fairfax County, Virginia, Water
                                                                                 Authority, Revenue, Unrefunded
                                                                                 Balance, Series 1992, 6.000% 04/01/22   3.7%
                                                                            -------------------------------------------------
                                                                              4  Staunton, Virginia, Industrial
                                                                                 Development Authority, Educational
                                                                                 Facilities Revenue, (Mary Baldwin
                                                                                 College Project) Series 1996, 6.600%
                                                                                 11/01/14                                3.7%
                                                                            -------------------------------------------------
                                                                              5  Fairfax County, Virginia, Water and
                                                                                 Sewer Revenue Refunding, Series 1993,
                                                                                 (AMBAC Insured), 5.500% 11/15/13        3.7%
                                                                            -------------------------------------------------
                                                                              6  Fairfax County, Virginia, Public
                                                                                 Improvement GO, Series 1999B,
                                                                                 5.500% 12/01/16                         3.6%
                                                                            -------------------------------------------------
                                                                              7  Virginia State, Housing Development
                                                                                 Authority, Revenue, (Rental Housing
                                                                                 Project) Series 2000B, AMT, 5.750%
                                                                                 08/01/13                                3.6%
                                                                            -------------------------------------------------
                                                                              8  Giles County, Virginia, Industrial
                                                                                 Development Authority, Solid Waste
                                                                                 Disposal Facilities Revenue, (Hoechst
                                                                                 Celanese Corporation Project) Series
                                                                                 1992, AMT, 6.630% 12/01/22              3.6%
                                                                            -------------------------------------------------
                                                                              9  Prince William County, Virginia,
                                                                                 Industrial Development Authority,
                                                                                 Lease Revenue, (ATCC Project) Series
                                                                                 1996, 6.000% 02/01/14                   3.6%
                                                                            -------------------------------------------------
                                                                             10  Virginia Beach, Virginia, Public
                                                                                 Improvement GO, Series 2000,
                                                                                 5.500% 03/01/18                         3.6%
                                                                            -------------------------------------------------
                                                                            THE TOP 10 HOLDINGS ARE PRESENTED TO ILLUSTRATE
                                                                            EXAMPLES OF THE INDUSTRIES AND SECURITIES IN
                                                                            WHICH THE FUND MAY INVEST.

PORTFOLIO HOLDINGS WERE CURRENT
AS OF MARCH 31, 2000, ARE
SUBJECT TO CHANGE AND MAY NOT BE
REPRESENTATIVE OF CURRENT HOLDINGS.

NATIONS VIRGINIA
MUNICIPAL BOND FUND
PERFORMANCE
   GROWTH OF A $10,000 INVESTMENT

                                                AVERAGE ANNUAL TOTAL RETURN
                                                Investor A Shares

                                                                                    SINCE INCEPTION  NAV**     MOP*
                                                                                    (11/8/93
                                                                                     through
                                                                                     3/31/00)        4.33%     3.54%

                                                The charts to the left show the
                                                growth in value of a
                                                hypothetical $10,000 investment
                                                in Investor A Shares of Nations
                                                Virginia Municipal Bond Fund
                                                from the inception of the share
                                                class. The Lehman Municipal Bond
                                                Index is a broad-based,
                                                unmanaged, total return index
                                                composed of 8,000 investment
                                                grade, long-term maturity bonds.
                                                It is unavailable for
                                                investment. The performance of
                                                Primary A, Investor B and
                                                Investor C Shares may vary based
                                                on the differences in sales
                                                loads and fees paid by the
                                                shareholders investing in each
                                                class.

[INVESTOR A SHARES AT MOP* RETURN CHART]                 [CHART LEGEND]

                                                              NATIONS VIRGINIA MUNICIPAL BOND      LEHMAN MUNICIPAL BOND INDEX
                                                                        FUND $12,490                         $13,799
                                                              -------------------------------      ---------------------------
Nov. 8 1993                                                                 9525                              10000
                                                                            9722                              10121
                                                                            8902                               9565
                                                                            8921                               9671
                                                                            8930                               9737
1994                                                                        8795                               9598
                                                                            9511                              10277
                                                                            9733                              10524
                                                                           10012                              10826
                                                                           10516                              11273
                                                                           10303                              11138
                                                                           10375                              11223
                                                                           10638                              11480
1996                                                                       10883                              11773
                                                                           10842                              11744
                                                                           11207                              12150
                                                                           11527                              12515
                                                                           11889                              12854
                                                                           12022                              13002
                                                                           12194                              13200
                                                                           12564                              13605
1998                                                                       12567                              13687
                                                                           12619                              13809
                                                                           12403                              13565
                                                                           12289                              13511
                                                                           12159                              13406
Mar. 31 2000                                                               12490                              13799

[INVESTOR A SHARES AT NAV** RETURN CHART]

                                                             NATIONS VIRGINIA MUNICIPAL BOND
                                                                      FUND $13,112
                                                             -------------------------------
                                                           Lehman Municipal Bond Index $13,799
Nov. 8 1993                                                                              10000                10000
                                                                                         10207                10121
                                                                                          9346                 9565
                                                                                          9366                 9671
                                                                                          9375                 9737
1994                                                                                      9284                 9598
                                                                                          9986                10277
                                                                                         10218                10524
                                                                                         10511                10826
                                                                                         11040                11273
                                                                                         10817                11138
                                                                                         10893                11223
                                                                                         11168                11480
1996                                                                                     11425                11773
                                                                                         11383                11744
                                                                                         11766                12150
                                                                                         12102                12515
                                                                                         12482                12854
                                                                                         12622                13002
                                                                                         12602                13200
                                                                                         13190                13605
1998                                                                                     13194                13687
                                                                                         13248                13809
                                                                                         13021                13565
                                                                                         12902                13511
                                                                                         12765                13406
Mar. 31 2000                                                                             13112                13799

   TOTAL RETURN (AS OF 3/31/00)

                                                          INVESTOR A                 INVESTOR B                 INVESTOR C
                                      PRIMARY A       NAV**         MOP*        NAV**        CDSC***       NAV**        CDSC***
Inception date                        1/11/94               11/8/93                   10/21/93                   11/3/94
-------------------------------------------------------------------------------------------------------------------------------
1 YEAR PERFORMANCE                     -0.69%         -1.02%       -5.74%       -1.61%       -5.40%        -1.58%       -2.53%
-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL RETURNS
3 YEARS                                 5.09%          4.83%        3.14%        4.19%        3.26%         4.20%        4.20%
5 YEARS                                 5.84%          5.60%        4.59%        4.98%        4.81%         5.05%        5.05%
SINCE INCEPTION                         4.27%          4.33%        3.54%        3.45%        3.45%         6.71%        6.71%

THE PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS. A MUTUAL FUND'S SHARE PRICE AND INVESTMENT RETURN WILL VARY WITH MARKET CONDITIONS, AND THE PRINCIPAL VALUE OF SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. Average annual returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of distributions.

*Figures at maximum offering price (MOP) reflect the maximum front-end sales charge of 4.75%.

**Figures at net asset value (NAV) do not reflect any sales charges. Investor A Shares are available with a reduced or waived sales charge only under certain circumstances as described in the prospectus.

***Figures at CDSC reflect the maximum applicable contingent deferred sales charge.

The performance shown includes the effect of fee waivers and expense reimbursements by the investment adviser and the co-administrator, which have the effect of increasing total return.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 97.3%
            ALABAMA -- 0.9%
 $1,175     Alabama, Special Care
              Facilities Financing
              Authority, Hospital
              Revenue, (Charity
              Obligation Group
              Project) Series A,
              3.750% 11/01/01........  Aa2       NR     $  1,155
                                                        --------
            ALASKA -- 0.8%
  1,000     Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1995A, AMT, (AMBAC
              Insured),
              5.250% 07/01/03........  Aaa       AAA       1,006
                                                        --------
            ARIZONA -- 2.7%
  3,500     Phoenix, Arizona,
              Industrial Development
              Authority,
              Single-Family Mortgage
              Revenue, Series 1998D,
              4.200% 06/01/02........  NR        SP1+      3,449
                                                        --------
            GEORGIA -- 4.5%
  3,645     Atlanta, Georgia, Urban
              Residential Finance
              Authority, College
              Facilities Revenue,
              (Morris Brown College
              Project) Series 1991,
              Prerefunded 10/01/05 @
              100,
              9.500% 12/01/11........  Aaa       NR        4,022
  1,500     Georgia, Medical Center
              Hospital Authority,
              Revenue, Unrefunded
              Balance, Series 1992C,
              (MBIA Insured),
              6.400% 08/01/06........  Aaa       AAA       1,573
                                                        --------
                                                           5,595
                                                        --------
            GUAM -- 1.6%
  2,000     Guam, Government GO,
              Series 1995A,
              5.375% 09/01/00........  NR        BBB-      2,006
                                                        --------
            ILLINOIS -- 4.2%
  1,020     Broadview, Illinois, Tax
              Increment Revenue,
              Series 1999,
              4.300% 07/01/01........  NR        NR        1,009
1,260..     Broadview, Illinois, Tax
              Increment Revenue,
              Series 1999,
              4.750% 07/01/05........  NR        NR        1,211

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
1$,000..    Chicago, Illinois, O'Hare
              International Airport,
              General Airport
              Revenue, Second Lien,
              Series 1996A, AMT,
              (AMBAC Insured),
              5.000% 01/01/02........  Aaa       AAA    $  1,004
2,000..     Illinois State, Toll
            Highway Authority, Toll
              Revenue, Series 1992A,
              Prerefunded 01/01/03 @
              102,
              5.750% 01/01/17........  A1        AA-       2,083
                                                        --------
                                                           5,307
                                                        --------
            INDIANA -- 1.7%
  2,205     Fremont, Indiana, Middle
              School Building
              Corporation, Revenue
              Refunding, Series
              1994A, (AMBAC Insured),
              4.650% 07/15/04........  Aaa       AAA       2,174
                                                        --------
            KENTUCKY -- 1.0%
  1,325     Kentucky, Asset/Liability
              Commission, University
              and College
              Improvements General
              Fund Revenue, Series
              1999-1,
              3.500% 03/01/01........  Aa3       AA-       1,309
                                                        --------
            LOUISIANA -- 1.6%
  2,000     De Soto Parish,
              Louisiana, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1993A,
              5.050% 12/01/02........  A3        BBB+      1,995
                                                        --------
            MAINE -- 2.7%
  3,500     Baileyville, Maine, PCR,
              (Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.750% 06/01/05........  Baa2      NR        3,360
                                                        --------
            MICHIGAN -- 9.6%
  2,820     Brighton, Michigan, Area
              School District,
              Capital Appreciation
              GO, Series 1990I,
              (AMBAC Insured),
              Prerefunded
              05/01/05 @ 49.33,
              5.250%+ 05/01/15.......  Aaa       AAA       1,074
  1,000     Detroit, Michigan, GO,
              Series 1995A,
              5.600% 05/01/01........  NR        BBB+      1,011

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $5,000     Kent County, Michigan,
              Airport Facilities
              Revenue, (Kent County
              International Airport
              Project) Series 1995,
              AMT, Prerefunded
              01/01/05 @ 102,
              6.100% 01/01/25........  Aa        AAA    $  5,331
  1,000     Michigan State, Hospital
              Finance Authority,
              Revenue, (Ascension
              Health Credit Project)
              Series 1999B, Mandatory
              Put 11/15/05 @ 100,
              5.200% 11/15/33........  Aa2       AA          996
  2,000     Michigan State, Hospital
              Finance Authority,
              Revenue, Mandatory Put
              11/15/06 @ 100,
              5.300% 11/15/33........  Aa2       AA        1,996
  1,500     Michigan, Greater Detroit
              Resource Recovery
              Authority, Revenue
              Refunding, Series
              1996A, (AMBAC Insured),
              5.500% 12/13/04........  Aaa       AAA       1,539
                                                        --------
                                                          11,947
                                                        --------
            MINNESOTA -- 1.5%
  1,875     Ramsey County, Minnesota,
              GO, Revenue Refunding,
              Series 1992C,
              5.500% 12/01/03........  Aaa       AA+       1,927
                                                        --------
            MISSISSIPPI -- 8.0%
  5,000     Grenada County,
              Mississippi, Revenue
              Refunding,
              (Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.300% 09/01/00........  Baa2      NR        4,993
  5,000     Lawrence County,
              Mississippi, PCR,
              (Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.300% 12/01/00........  Baa2      NR        4,996
                                                        --------
                                                           9,989
                                                        --------
            MONTANA -- 1.5%
  2,000     Forsyth, Montana, PCR
              Refunding, (Portland
              General Electric
              Company Project) Series
              1998A,
              Mandatory Put 05/01/03
              @ 100,
              4.600% 05/01/33........  A3        A-        1,927
                                                        --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NEW JERSEY -- 3.3%
 $4,000     New Jersey, Health Care
              Facilities Funding
              Authority, Revenue
              Refunding, Series
              1991A, (FHA Insured),
              Prerefunded 02/01/01 @
              102,
              6.800% 08/01/19........  Aa2       NR     $  4,160
                                                        --------
            NEW YORK -- 5.6%
  2,075     Chautauqua County, New
              York, Certificates of
              Participation, Series
              1999A,
              6.125% 02/01/01........  MIG1      NR        2,053
  1,000     New York State, GO
              Refunding, Series
              1995B,
              6.375% 08/15/00........  A2        A+        1,008
  4,000     New York State, Thruway
              Authority, Service
              Contract Revenue
              Refunding, (Local
              Highway and Bridges
              Project) Series 1997,
              5.000% 04/01/01........  Baa1      A         4,024
                                                        --------
                                                           7,085
                                                        --------
            NORTH CAROLINA -- 4.0%
  1,000     Durham, North Carolina,
              GO Refunding, Series
              1992,
              5.700% 02/01/05........  Aa1       AAA       1,028
  1,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Halifax
              Regional Medical
              Center, Inc. Project)
              Series 1998,
              4.300% 08/15/02........  Baa1      NR          975
  1,560     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Halifax
              Regional Medical
              Center, Inc. Project)
              Series 1998,
              4.300% 08/15/03........  Baa1      NR        1,495
  1,630     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Halifax
              Regional Medical
              Center, Inc. Project)
              Series 1998,
              4.400% 08/15/04........  Baa1      NR        1,540
                                                        --------
                                                           5,038
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            OHIO -- 1.6%
 $2,015     Akron/Bath/Copley, Ohio,
              Joint Township Hospital
              District, Revenue,
              (Summa Health Systems
              Project) Series 1993A,
              5.750% 11/15/08........  Baa1      NR     $  1,955
                                                        --------
            OKLAHOMA -- 1.9%
  2,385     Tulsa County, Oklahoma,
              Independent School
              District Number 001,
              GO, Series 2000A,
              5.000% 03/01/03........  Aa2       AA        2,400
                                                        --------
            PENNSYLVANIA -- 10.6%
  6,425     Dauphin County,
              Pennsylvania, General
              Authority, Revenue,
              (School District Pooled
              Financing Program II)
              Series 1997, (AMBAC
              Insured), Mandatory Put
              09/01/01 @ 100,
              4.450% 09/01/32........  Aaa       NR        6,397
  2,000     Delaware County,
              Pennsylvania Authority,
              Health Care Revenue,
              Series 1993B,
              Prerefunded 11/15/05 @
              100,
              6.000% 11/15/07........  Aaa       BBB+      2,085
  1,560     Greene County,
              Pennsylvania,
              Industrial Development
              Authority, Revenue,
              (Monongahela Power
              Company Project) Series
              1998B,
              4.350% 02/01/02........  A2        A         1,537
  2,200     Greene County,
              Pennsylvania,
              Industrial Development
              Authority, Revenue,
              (Potomac Edison Company
              Project) Series 1998B,
              4.350% 02/01/02........  A2        A         2,168
  1,000     Monroeville,
              Pennsylvania, Hospital
              Authority, Revenue
              Refunding, (Forbes
              Health Systems -
              Allegheny University
              Medical Centers
              Project) Series 1995,
              5.125% 10/01/00........  Caa1      CCC         995
                                                        --------
                                                          13,182
                                                        --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- 4.0%
 $1,000     Berkeley County, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1991, (MBIA
              Insured), Prerefunded
              06/01/01 @ 102,
              7.000% 06/01/16........  Aaa       AAA    $  1,049
  1,000     Richland County, South
              Carolina, PCR
              Refunding, (Union Camp
              Corporation Project)
              Series 1992C,
              5.875% 11/01/02........  A3        BBB+      1,020
  1,000     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project)
              Series 2000A,
              5.750% 12/15/01........  Baa1      BBB       1,000
  1,000     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project)
              Series 2000A,
              6.125% 12/15/02........  Baa1      BBB       1,000
  1,000     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project)
              Series 2000A,
              6.300% 12/15/03........  Baa1      BBB       1,000
                                                        --------
                                                           5,069
                                                        --------
            TENNESSEE -- 3.9%
  1,775     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (University Health
              System Inc.) Series
              1999,
              4.625% 04/01/03........  Baa1      NR        1,733
  2,100     McMinn County, Tennessee,
              Industrial Development
              Board, PCR Refunding,
              (Bowater Inc. Project)
              Series 1991,
              6.850% 04/01/01........  Baa3      BBB       2,145
  1,000     Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue, (Federal
              Express Corporation
              Project), Series 1984,
              7.875% 09/01/09........  Baa2      BBB       1,065
                                                        --------
                                                           4,943
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- 5.5%
 $  935     Brazos, Texas, Higher
              Education Authority
              Inc., Revenue
              Refunding, Senior Lien,
              Series 1994A-2, AMT,
              (GTD STD LNS),
              5.850% 06/01/01........  Aaa       NR     $    942
  2,955     Panhandle-Plains, Texas,
              Higher Education
              Authority, Revenue
              Refunding, Series
              1993E, AMT, (GTD STD
              LNS),
              5.550% 03/01/05........  A         NR        2,967
  1,000     Texas State, College
              Student Loan Authority,
              Revenue, Series 1995,
              AMT,
              5.100% 08/01/01........  Aa1       AA        1,006
  2,000     Texas State, College
              Student Loan Authority,
              Revenue, Series 1995,
              AMT,
              5.300% 08/01/03........  Aa1       AA        2,022
                                                        --------
                                                           6,937
                                                        --------
            UTAH -- 1.9%
  2,370     Jordan, Utah, School
              District, GO, Series
              1997, (SCH BD GTY),
              5.000% 06/15/02........  NR        AAA       2,388
                                                        --------
            VIRGINIA -- 10.2%
  3,000     Fairfax County, Virginia,
              Economic Development
              Authority, Resource
              Recovery, Revenue
              Refunding, Series
              1998A,
              AMT, (AMBAC Insured),
              5.950% 02/01/07........  Aaa       AAA       3,158
  2,350     Greensville County,
              Virginia, Industrial
              Development Authority,
              Revenue Refunding,
              (Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.100% 08/01/00........  Baa2      NR        2,348

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $2,000     Louisa, Virginia,
              Industrial Development
              Authority, Solid Waste
              and Sewer Disposal
              Revenue, (Virginia
              Electric and Power
              Company Project)
              Series 1997A, AMT,
              Mandatory Put 03/31/02
              @ 100,
              5.150% 04/01/22........  VMG1      A-1    $  1,995
  2,200     Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue, Series
              1992A, (MBIA Insured),
              6.500% 10/01/05........  Aaa       AAA       2,315
  1,000     Norfolk, Virginia, GO,
              Series 1995,
              5.250% 06/01/01........  A1        AA        1,009
  1,825     Virginia, Education Loan
              Authority, Guaranteed
              Student Loan Revenue,
              Series 1992G, AMT, (GTD
              STD LNS),
              6.625% 09/01/03........  Aaa       NR        1,880
                                                        --------
                                                          12,705
                                                        --------
            WASHINGTON -- 2.5%
  1,000     Washington State, Public
              Power Supply Revenue
              Refunding, Series
              1990C,
              7.300% 07/01/00........  Aa1       AA-       1,007
  1,990     Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              (Nuclear Project Number
              1) Series 1991A,
              6.600% 07/01/04........  Aa        AA        2,068
                                                        --------
                                                           3,075
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $122,455)........................    122,083
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Short-Term Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

 SHARES                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            INVESTMENT COMPANIES -- 5.7%
              (Cost $7,176)
  7,176     Nations Municipal Reserves#...........   $  7,176
                                                     --------
            TOTAL INVESTMENTS
              (Cost $129,631*).............   103.0%  129,259
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................    (3.0)%
            Receivable for Fund shares sold.......   $     30
            Interest receivable...................      1,679
            Receivable from investment advisor....         14
            Payable for Fund shares redeemed......       (587)
            Administration fee payable............        (21)
            Shareholder servicing and distribution
              fees payable........................        (15)
            Distributions payable.................       (378)
            Payable for investment securities
              purchased...........................     (4,369)
            Accrued Trustees'/Directors' fees and
              expenses............................        (20)
            Accrued expenses and other
              liabilities.........................       (139)
                                                     --------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...............................     (3,806)
                                                     --------
            NET ASSETS.....................   100.0% $125,453
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $     39
            Accumulated net realized loss on
              investments sold....................       (239)
            Net unrealized depreciation of
              investments.........................       (372)
            Paid-in capital.......................    126,025
                                                     --------
            NET ASSETS............................   $125,453
                                                     ========


                                                      VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($94,392,724 / 9,497,204 shares
              outstanding)........................      $9.94
                                                        =====
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($22,414,863 / 2,254,951
              shares outstanding).................      $9.94
                                                        =====
            Maximum sales charge..................      1.00%
            Maximum offering price per share......     $10.04
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($7,030,032 / 707,269 shares
              outstanding)........................      $9.94
                                                        =====
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($1,615,780 / 162,582 shares
              outstanding)........................      $9.94
                                                        =====

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $372 on investment securities was comprised of gross appreciation of $356 and gross depreciation of $728 for Federal income tax purposes. At March 31, 2000, the aggregate cost of securities for Federal income tax purposes was $129,631.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Short-Term Municipal Income Fund had the following insurance concentration greater than 10% at March 31, 2000 (as a percentage of net assets):
   AMBAC                                                                  13.03%

Nations Short-Term Municipal Income Fund had the following industry concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            22.86%
   Hospital Revenue                                                       13.47%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 98.2%
            ALABAMA -- 2.7%
 $ 3,265    Alabama, Special Care
              Facilities Financing
              Authority, Hospital
              Revenue, (Charity
              Obligation Group
              Project) Series A,
              (MBIA Insured, Escrowed
              to Maturity),
              4.625% 11/01/10........  Aa2       NR     $  3,067
   2,500    Birmingham, Alabama,
              Industrial Water Board,
              Industrial Water Supply
              Revenue, Series 1978,
              6.000% 07/01/07........  NR        AAA       2,655
   2,500    Birmingham, Alabama,
              Revenue, (Baptist
              Medical Center of
              Birmingham Project)
              Series 1993A, (MBIA
              Insured),
              5.500% 08/15/05........  Aaa       AAA       2,541
   9,240    Courtland, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1992,
              7.000% 06/01/22........  Baa1      BBB       9,382
   5,750    Courtland, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1993A, AMT,
              6.375% 03/01/29........  Baa1      BBB       5,519
                                                        --------
                                                          23,164
                                                        --------
            ALASKA -- 1.8%
   3,000    Alaska State, Housing
              Finance Corporation,
              Revenue, Series 1995A,
              (MBIA Insured),
              5.400% 06/01/08........  Aaa       AAA       3,018
   3,345    Alaska, Industrial
              Development and Export
              Authority, Revenue
              Refunding, Series
              1998A, AMT, (MBIA
              Insured),
              5.250% 04/01/12........  Aaa       AAA       3,255
   3,280    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1995A, AMT, (AMBAC
              Insured),
              5.250% 07/01/03........  Aaa       AAA       3,299

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            ALASKA -- (CONTINUED)
 $ 3,000    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1997A, AMT, (AMBAC
              Insured),
              5.150% 07/01/05........  Aaa       AAA    $  2,986
   1,250    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1997A, AMT, (AMBAC
              Insured),
              5.200% 07/01/06........  Aaa       AAA       1,243
   2,000    Anchorage, Alaska, GO,
              Series 1996A, (AMBAC
              Insured),
              5.100% 08/01/07........  Aaa       AAA       2,003
                                                        --------
                                                          15,804
                                                        --------
            ARIZONA -- 0.6%
     955    Arizona State, University
              Revenue Refunding,
              Series 1992A,
              6.500% 07/01/01........  A1        AA          978
   1,100    Glendale, Arizona, GO
              Refunding, Series 1993,
              (FGIC Insured),
              4.950% 07/01/01........  Aaa       AAA       1,107
     300    Maricopa County, Arizona,
              Unified High School
              District Number 210,
              GO, Series 1991D,
              Prerefunded 07/01/01 @
              101,
              6.700% 07/01/03........  Aa3       AA          311
   2,125    Pima County, Arizona,
              Unified School
              District, GO, Series
              1995G, (MBIA Insured),
              7.300% 07/01/05........  Aaa       AAA       2,362
     400    Tempe, Arizona, GO,
              Series 1992,
              5.600% 07/01/00........  Aa1       AA+         402
                                                        --------
                                                           5,160
                                                        --------
            ARKANSAS -- 0.8%
   7,000    Hot Springs, Arkansas,
              IDR Refunding,
              (Willamette Industries
              Project) Series 1991,
              6.650% 12/01/02........  NR        A-        7,266
                                                        --------
            COLORADO -- 0.6%
   1,500    Arapahoe County,
              Colorado, School
              District Number 005,
              GO, Series 1990,
              Prerefunded 12/15/00 @
              101,
              7.000% 12/15/04........  Aa2       AA        1,544

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            COLORADO -- (CONTINUED)
 $ 3,445    Denver City and County,
              Colorado, GO, Series
              1992A, Prerefunded
              08/01/00 @ 101,
              5.700% 08/01/01........  Aa2       AAA    $  3,497
                                                        --------
                                                           5,041
                                                        --------
            CONNECTICUT -- 1.5%
   1,000    Connecticut State, GO,
              Series 1993B,
              4.800% 03/15/01........  Aa3       AA        1,007
   6,465    Connecticut State,
              Housing Finance
              Authority, Revenue,
              (Housing Mortgage
              Finance Program) Series
              1997D-2, AMT,
              5.600% 11/15/21........  Aa2       AA        5,977
   6,140    Connecticut State,
              Transportation
              Infrastructure Special
              Tax GO Refunding,
              Series 1993A,
              (FGIC-TCRS Insured),
              5.100% 09/01/04........  Aaa       AAA       6,212
                                                        --------
                                                          13,196
                                                        --------
            DISTRICT OF COLUMBIA -- 0.3%
   1,000    District of Columbia,
              Hospital Revenue
              Refunding, (Medlantic
              Healthcare Group
              Project) Series 1997A,
              (MBIA Insured),
              6.000% 08/15/06........  Aaa       AAA       1,054
   1,350    District of Columbia,
              Hospital Revenue
              Refunding, (Medlantic
              Healthcare Group
              Project) Series 1997A,
              (MBIA Insured),
              6.000% 08/15/07........  Aaa       AAA       1,429
                                                        --------
                                                           2,483
                                                        --------
            FLORIDA -- 6.8%
   1,000    Broward County, Florida,
              School District, GO
              Refunding, Series 1993,
              5.100% 02/15/02........  A1        AA-       1,009
   2,700    Duval County, Florida,
              Housing Finance
              Authority, Multi-Family
              Housing Revenue
              Refunding, (United
              Dominion Realty Trust -
              Greentree Place
              Project) Series 1995,
              Mandatory Put 04/01/09
              @ 100,
              6.750% 04/01/25........  NR        BBB+      2,816

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 4,635    Duval County, Florida,
              Housing Finance
              Authority, Multi-Family
              Mortgage Revenue
              Refunding, (The Cove
              Project) Series 1992,
              6.100% 10/01/02........  NR        AAA    $  4,727
   4,850    Escambia County, Florida,
              Housing Finance
              Authority,
              Single-Family Mortgage,
              Revenue, Series 1999,
              AMT, (FNMA/GNMA COLL),
              4.500% 10/01/09........  Aaa       NR        4,563
   3,035    Florida State, Board of
              Education, Capital
              Outlay GO, Series
              1995A,
              5.400% 01/01/06........  Aa2       AA+       3,108
   7,440    Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (Altamonte
              Project) Series 1994C,
              Mandatory Put 12/01/03
              @ 100,
              7.000% 12/01/24........  NR        BBB+      7,832
   2,000    Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (United
              Dominion Realty Trust -
              Andover Project) Series
              1996E, AMT, Mandatory
              Put 05/01/08 @ 100,
              6.350% 05/01/26........  NR        BBB+      2,051
   1,500    Jacksonville, Florida,
              Electric Authority,
              Revenue Refunding, (St.
              John River Project)
              Issue 2, Series
              1993-10,
              4.600% 10/01/00........  Aa2       AA        1,504
   5,900    Jacksonville, Florida,
              Electric Authority,
              Revenue Refunding, (St.
              John River Project)
              Issue 2, Series
              1993-10,
              5.000% 10/01/04........  Aa2       AA        5,934
   2,500    Lakeland, Florida,
              Electrical and Water
              Revenue, Series 1996,
              Prerefunded 10/01/06 @
              102,
              5.500% 10/01/26........  A1        AA-       2,611
   2,080    Nassau County, Florida,
              PCR Refunding, (ITT
              Rayonier, Inc. Project)
              Series 1992,
              5.700% 06/01/01........  Baa2      BBB-      2,097

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $ 4,000    Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Revenue Refunding,
              Series 1992,
              5.600% 10/01/03........  Aa1       AA     $  4,118
   7,685    Palm Beach County,
              Florida, Health
              Facilities Authority
              Revenue, (Good
              Samaritan Project)
              Series 1993, (MBIA-IBC
              Insured), Prerefunded
              10/01/03 @ 102,
              6.300% 10/01/22........  Aaa       AAA       8,166
   5,000    Tampa, Florida, Health
              Systems Revenue,
              (Catholic Health East
              Project) Series
              1998A-1, (MBIA
              Insured),
              5.500% 11/15/13........  Aaa       AAA       5,072
   4,000    Tampa, Florida, Health
              Systems Revenue,
              (Catholic Health East
              Project) Series
              1998A-1, (MBIA
              Insured),
              5.500% 11/15/14........  Aaa       AAA       4,036
                                                        --------
                                                          59,644
                                                        --------
            GEORGIA -- 2.0%
   3,955    Atlanta, Georgia, Urban
              Residential Finance
              Authority, College
              Facilities Revenue,
              (Morris Brown College
              Project) Series 1991,
              Prerefunded 10/01/05 @
              100,
              9.500% 12/01/11........  Aaa       NR        4,364
   3,000    Cartersville, Georgia,
              Development Authority,
              Sewer Facilities
              Revenue Refunding,
              (Anheuser-Busch
              Companies, Inc.
              Project) Series 1997,
              AMT,
              5.625% 05/01/09........  A1        A+        3,048
   5,000    Fulton and DeKalb
              Counties, Georgia,
              Hospital Authority, GO
              Refunding Certificates,
              (Grady Memorial
              Hospital Project)
              Series 1993, (MBIA
              Insured),
              5.250% 01/01/04........  Aaa       AAA       5,052

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 1,105    Fulton County, Georgia,
              Development Authority,
              Revenue, (Clark Atlanta
              University Project)
              Series 1995, (CONNIE
              LEE Insured),
              5.100% 01/01/05........  Baa3      AAA    $  1,113
   4,000    Gwinnett County, Georgia,
              School District, GO
              Refunding, Series
              1992B,
              6.200% 02/01/03........  Aa1       AA+       4,152
                                                        --------
                                                          17,729
                                                        --------
            HAWAII -- 1.4%
   1,000    Hawaii State, GO, Series
              1991BU,
              5.850% 11/01/01........  A1        A+        1,018
   2,000    Hawaii State, GO, Series
              1995CJ,
              5.625% 01/01/02........  A1        A+        2,028
   6,000    Hawaii State, GO, Series
              1997CN, (FGIC Insured),
              6.250% 03/01/04........  Aaa       AAA       6,285
   2,500    Honolulu City and County,
              Hawaii, GO Refunding,
              Series 1990A,
              7.350% 07/01/07........  Aa3       AA-       2,835
                                                        --------
                                                          12,166
                                                        --------
            ILLINOIS -- 9.0%
   2,500    Chicago, Illinois, Gas
              Supply Revenue,
              (Peoples Gas Light and
              Coke Project) Series
              1985A,
              6.875% 03/01/15........  Aa3       AA-       2,624
   7,105    Chicago, Illinois, GO
              Refunding, Series 1999,
              (FGIC Insured),
              5.250% 01/01/18........  Aaa       AAA       6,781
   2,165    Chicago, Illinois,
              Metropolitan Water
              Reclamation District,
              Greater Chicago Capital
              Improvement GO, Series
              1995,
              5.750% 12/01/01........  Aa1       AA        2,204
   1,100    Chicago, Illinois,
              Metropolitan Water
              Reclamation District,
              Greater Chicago Capital
              Improvement GO, Series
              1993,
              5.000% 12/01/02........  Aa1       AA        1,108

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 2,000    Chicago, Illinois, O'Hare
              International Airport
              Revenue, (Passenger
              Facilities Charge
              Project) Series 1996B,
              AMT, (AMBAC Insured),
              5.000% 01/01/02........  Aaa       AAA    $  2,008
  10,200    Chicago, Illinois, Park
              District, GO, Series
              1995,
              6.600% 11/15/14........  Aa3       AA       11,053
   2,000    Chicago, Illinois, School
              Finance Authority, GO,
              Series 1994A, (MBIA
              Insured),
              4.800% 06/01/04........  Aaa       AAA       1,985
   1,160    Chicago, Illinois, School
              Finance Authority, GO,
              Series 1994A, (MBIA
              Insured),
              4.900% 06/01/05........  Aaa       AAA       1,152
   4,000    Chicago, Illinois, Water
              Revenue, Series 1992,
              (AMBAC Insured),
              5.400% 11/01/02........  Aaa       AAA       4,061
   2,000    Cook County, Illinois,
              Community College
              District Number 508,
              Certificates of
              Participation, Series
              1990, (FGIC Insured),
              8.750% 01/01/07........  Aaa       AAA       2,407
   1,500    Cook County, Illinois,
              GO, Series 1996, (FGIC
              Insured),
              5.100% 11/15/03........  Aaa       AAA       1,513
   1,145    Du Page County, Illinois,
              School District, GO,
              Series 1997, (FGIC
              Insured),
              6.750% 02/01/11........  Aaa       NR        1,284
   1,100    Illinois State, GO,
              Series 1994,
              5.500% 08/01/03........  Aa2       AA        1,123
  12,500    Illinois State, Sales Tax
              Revenue Refunding,
              Series 1993S,
              6.000% 06/15/03........  Aa2       AAA      12,940
   7,560    Illinois Student
              Assistance Commission,
              Student Loan Revenue,
              Series 1999RR, AMT,
              (GTD STD LNS),
              4.250% 09/01/06........  Aaa       NR        6,997
   1,000    Illinois, Health
              Facilities Authority,
              Revenue Refunding,
              (Lutheran General
              Health Systems Project)
              Series 1993C,
              5.250% 04/01/02........  A1        A+        1,005

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 6,320    Illinois, Health
              Facilities Authority,
              Revenue, (Highland Park
              Hospital Project)
              Series 1991B, (FGIC
              Insured),
              5.900% 10/01/12........  Aaa       AAA    $  6,533
   1,595    Lake County, Illinois,
              High School District
              Number 125, GO, Series
              1996,
              5.000% 01/01/04........  Aa1       NR        1,601
   1,050    Lansing, Illinois, Sales
              Tax Increment Revenue
              Refunding, (Landings
              Redevelopment Project)
              Series 1992,
              6.500% 12/01/02........  NR        BBB       1,084
   2,400    Metropolitan Pier and
              Exposition Authority,
              Revenue, Series 1992,
              (MBIA-IBC Insured),
              6.500% 06/01/05........  Aaa       AAA       2,564
   1,580    Metropolitan Pier and
              Exposition Authority,
              Revenue, Series 1996A,
              (AMBAC Insured),
              6.000% 12/15/06........  Aaa       AAA       1,669
     420    Metropolitan Pier and
              Exposition Authority,
              Revenue, Series 1996A,
              (AMBAC Insured,
              Escrowed to Maturity),
              6.000% 12/15/06........  Aaa       AAA         446
   1,000    Regional Transportation
              Authority of Illinois,
              Revenue, Series 1991A,
              (FGIC Insured),
              Prerefunded 11/01/01 @
              102,
              6.350% 11/01/04........  Aaa       AAA       1,046
   3,300    Regional Transportation
              Authority of Illinois,
              Revenue, Series 1994A,
              (AMBAC Insured),
              5.800% 06/01/05........  Aaa       AAA       3,426
                                                        --------
                                                          78,614
                                                        --------
            INDIANA -- 1.1%
   1,280    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue Refunding,
              (Methodist Hospital of
              Indiana, Inc. Project)
              Series 1992,
              6.200% 09/15/00........  A         NR        1,290

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 1,040    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue Refunding,
              (Methodist Hospital of
              Indiana, Inc. Project)
              Series 1992,
              6.500% 09/15/02........  A         NR     $  1,073
   2,000    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue, (Clarian
              Health Partners, Inc.
              Project) Series 1996A,
              5.000% 02/15/04........  Aa3       AA        1,987
   2,880    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue, (Methodist
              Hospital of Indiana,
              Inc. Project) Series
              1992A, (Escrowed to
              Maturity),
              5.750% 09/01/15........  Aa        AA-       2,954
   2,000    Indiana, Secondary Market
              for Education Loan
              Revenue, Series 1998F,
              AMT, (AMBAC Insured),
              4.450% 12/01/05........  Aaa       NR        1,908
                                                        --------
                                                           9,212
                                                        --------
            IOWA -- 2.2%
   9,650    Iowa, Student Loan
              Liquidity Corporation,
              Student Loan Revenue
              Refunding, Series
              1998J, AMT, (AMBAC
              Insured),
              4.800% 06/01/09........  Aaa       AAA       9,155
  10,000    Iowa, Student Loan
              Liquidity Corporation,
              Student Loan Revenue,
              (Iowa College Student
              Aid Project) Series
              1997B, AMT,
              4.900% 12/01/05........  Aaa       NR        9,872
                                                        --------
                                                          19,027
                                                        --------
            KANSAS -- 2.0%
   5,000    Kansas State, Department
              of Transportation,
              Highway Revenue, Series
              1992,
              7.250% 03/01/05........  Aa2       AA+       5,499
   1,585    Kansas State, Development
              Finance Authority,
              Revenue Refunding,
              Series 1999, (FSA
              Insured),
              4.750% 06/01/05........  Aaa       AAA       1,571

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            KANSAS -- (CONTINUED)
 $ 5,000    Kansas State, Development
              Finance Authority,
              Revenue, (Board of
             Regents - Rehabilitation
              Project) Series
              1997G-2, (AMBAC
              Insured),
              5.500% 10/01/06........  Aaa       AAA    $  5,154
   4,500    Kansas State, Development
              Finance Authority,
              Revenue, Series 1998A,
              4.800% 06/01/13........  NR        A-        4,204
   2,175    Labette County, Kansas,
              Single-Family Mortgage
              Revenue, Zero Coupon
              Capital Accumulator
              Bonds, Series 1982,
              (Escrowed to Maturity),
              5.800%+ 12/01/14.......  Aaa       A-          962
                                                        --------
                                                          17,390
                                                        --------
            MAINE -- 0.1%
   1,000    Maine, Municipal Board,
              Revenue Refunding,
              Series 1995E, (AMBAC
              Insured),
              5.250% 11/01/04........  Aaa       AAA       1,016
                                                        --------
            MARYLAND -- 1.9%
   1,500    Baltimore, Maryland, Port
              Facilities Revenue,
              (E.I. duPont de Nemours
              Project) Series 1985,
              6.500% 12/01/10........  Aa3       AA-       1,584
   1,500    Maryland State, GO
              Refunding, Series
              1990-3, Prerefunded
              07/15/00 @ 101.5,
              6.800% 07/15/04........  Aaa       AAA       1,534
   4,890    Maryland State, GO
              Refunding, Series
              1991-3,
              6.250% 07/15/02........  Aaa       AAA       4,989
     290    Maryland State,
              Transportation
              Authority, Special
              Obligation Revenue,
              (Baltimore -
              Washington, D.C.
              International Airport
              Project) Series 1994A,
              AMT, (FGIC Insured),
              6.400% 07/01/19........  Aaa       AAA         291
   3,500    Prince Georges County,
              Maryland, Solid Waste
              Management Systems
              Authority, Revenue
              Refunding, Series 1993,
              (FSA Insured),
              5.200% 06/15/06........  Aaa       AAA       3,541

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $ 2,000    Washington County,
              Maryland, Suburban
              Sanitation District
              Authority, General
              Construction GO
              Refunding, Series 1993,
              5.000% 06/01/04........  Aa1       AA     $  2,019
   2,500    Washington County,
              Maryland, Suburban
              Sanitation District
              Authority, Water Supply
              GO Refunding, Series
              1993,
              4.900% 12/01/05........  Aa1       AA        2,509
                                                        --------
                                                          16,467
                                                        --------
            MASSACHUSETTS -- 4.6%
     400    Massachusetts State,
              Consolidated Loan GO,
              Series 1991D,
              6.375% 07/01/00........  Aa2       AA-         402
   1,000    Massachusetts State, GO
              Refunding, Series
              1993B,
              5.000% 11/01/01........  Aa2       AA-       1,008
   5,000    Massachusetts State, GO
              Refunding, Series
              1993C,
              5.000% 08/01/07........  Aa2       AA-       5,004
  12,840    Massachusetts State, GO
              Refunding, Series
              1993C, (AMBAC Insured),
              4.950% 08/01/05........  Aaa       AAA      12,884
   6,000    Massachusetts State,
              Water Resources
              Authority, General
              Revenue Refunding,
              Series 1993B,
              5.125% 03/01/04........  A1        A+        6,054
   4,175    Massachusetts,
              Educational Financing
              Authority, Educational
              Loan Revenue Refunding,
              Series 1999A, AMT,
              (AMBAC Insured),
              4.750% 07/01/11........  Aaa       AAA       3,849
   3,745    Massachusetts,
              Educational Financing
              Authority, Educational
              Revenue, Series 1998C,
              AMT, (MBIA Insured),
              4.600% 12/01/08........  Aaa       AAA       3,485
   3,325    Massachusetts,
              Educational Financing
              Authority, Educational
              Revenue, Series 1998C,
              AMT, (MBIA Insured),
              4.700% 12/01/09........  Aaa       AAA       3,106

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MASSACHUSETTS -- (CONTINUED)
 $ 2,000    Massachusetts, University
              of Lowell Building
              Authority, Revenue,
              Series 1995A, (AMBAC
              Insured),
              5.700% 11/01/09........  Aaa       AAA    $  2,078
   2,000    New England Education
              Loan Marketing Company
              of Massachusetts,
              Student Loan Revenue
              Refunding, Series
              1993A, AMT,
              5.700% 07/01/05........  Aa2       A-        2,049
                                                        --------
                                                          39,919
                                                        --------
            MICHIGAN -- 2.5%
   7,500    Detroit, Michigan,
              Convention Facilities,
              Revenue Refunding,
              (Cobo Hall Expansion
              Project) Series 1993,
              (FSA Insured),
              5.100% 09/30/04........  Aaa       AAA       7,560
   1,000    Detroit, Michigan, GO
              Refunding, Series
              1995B,
              6.750% 04/01/03........  Baa1      A-        1,044
   2,000    Detroit, Michigan, GO
              Refunding, Series
              1995B,
              7.000% 04/01/04........  Baa1      A-        2,124
   7,000    Michigan State, Hospital
              Finance Authority,
              Revenue, (Ascension
              Health Credit Project)
              Series 1999B, Mandatory
              Put 11/05/04,
              5.050% 11/15/33........  Aa2       AA        6,925
   4,000    Michigan State, Hospital
              Finance Authority,
              Revenue, (Ascension
              Health Credit Project)
              Series 1999B, Mandatory
              Put 11/15/05 @ 100,
              5.200% 11/15/33........  Aa2       AA        3,983
                                                        --------
                                                          21,636
                                                        --------
            MINNESOTA -- 1.3%
   3,000    Minnesota State, GO,
              Refunding, Series 1998,
              4.000% 11/01/04........  Aaa       AAA       2,857
   1,390    Rochester, Minnesota,
              Health Care Facilities
              Revenue, (Mayo
              Foundation - Mayo
              Medical Center Project)
              Series 1988C,
              7.100% 11/15/00........  NR        AA+       1,415

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MINNESOTA -- (CONTINUED)
 $ 2,150    Southern Minnesota
              Municipal Power Agency,
              Power Supply Systems
              Revenue, Refunded
              Balance, Series 1992B,
              5.800% 01/01/07........  Aaa       AAA    $  2,211
   3,850    Southern Minnesota
              Municipal Power Agency,
              Power Supply Systems
              Revenue, Unrefunded
              Balance, Series 1992B,
              5.800% 01/01/07........  A2        A+        3,939
     900    St. Paul, Minnesota,
              Sewer Revenue
              Refunding, Series 1993,
              (AMBAC Insured),
              5.100% 12/01/01........  Aaa       AAA         908
                                                        --------
                                                          11,330
                                                        --------
            MISSISSIPPI -- 1.2%
   8,000    Adams County,
              Mississippi, PCR,
              (International Paper
              Company Project) Series
              1994A,
              5.500% 12/01/05........  A3        BBB+      8,038
   2,370    Mississippi, Higher
              Education Authority
              Revenue, Series 1992C,
              AMT, (GTD STD LNS),
              6.400% 01/01/03........  NR        A         2,437
                                                        --------
                                                          10,475
                                                        --------
            MISSOURI -- 0.6%
   4,000    Kansas City, Missouri,
              Industrial Development
              Authority, IDR, (Owens-
              Illinois,
              Inc. - Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.900% 12/31/08........  Baa2      NR        3,737
     400    Missouri State, Board of
              Public Buildings,
              Revenue Refunding,
              Series 1991,
              5.900% 12/01/01........  Aa2       AA          409
   1,000    Missouri State,
              Environmental
              Improvement and Energy
              Resource Authority, PCR
              Refunding, (Associated
              Electrical
              Cooperation - Thomas
              Hill Project ) Series
              1996,
              5.500% 12/01/05........  A1        AA        1,021
     300    Missouri State, GO
              Refunding, (Third State
              Building Project)
              Series 1991B,
              5.500% 11/01/01........  Aaa       AAA         305
                                                        --------
                                                           5,472
                                                        --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MONTANA -- 0.4%
 $ 4,475    Lewis and Clark County,
              Montana, Environmental
              Facilities Revenue,
              (Asarco, Inc. Project)
              Series 1998, AMT,
              5.850% 10/01/33........  B3        B+     $  3,407
                                                        --------
            NEBRASKA -- 0.1%
   1,000    Nebraska Public Power
              District, Power Supply
              Systems Revenue, Series
              1993,
              5.300% 01/01/02........  Aaa       AAA       1,010
                                                        --------
            NEVADA -- 1.3%
   6,175    Clark County, Nevada,
              School District, GO
              Refunding, Series
              1993B, (FGIC Insured),
              5.375% 05/01/05........  Aaa       AAA       6,289
   1,000    Nevada State, Municipal
              Board, GO, (Bank
              Project Number 28-31)
              Series 1989C,
              7.000% 01/01/03........  Aaa       AAA       1,017
   1,000    Nevada State, Municipal
              Board, GO, (Bank
              Project Number 38-39)
              Series 1992A,
              6.000% 07/01/01........  NR        AA        1,019
   2,910    Reno, Nevada, GO
              Refunding, Series
              1993A, (FGIC Insured),
              5.300% 04/01/05........  Aaa       AAA       2,953
                                                        --------
                                                          11,278
                                                        --------
            NEW JERSEY -- 1.7%
   1,100    Bergen County, New
              Jersey, Utilities
              Authority, Water PCR,
              Series 1992B, (FGIC
              Insured),
              5.500% 12/15/02........  Aaa       AAA       1,125
   3,340    New Jersey State Housing
              and Mortgage Finance
              Agency, Revenue, (Home
              Buyer Project), Series
              1999, AMT,
              5.300% 04/01/08........  Aaa       AAA       3,344
   3,440    New Jersey State Housing
              and Mortgage Finance
              Agency, Revenue, (Home
              Buyer Project), Series
              1999, AMT,
              5.400% 04/01/09........  Aaa       AAA       3,461
   5,000    New Jersey State, GO
              Refunding, Series
              1992D,
              5.500% 02/15/04........  Aa1       AA+       5,126

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NEW JERSEY -- (CONTINUED)
 $ 1,100    New Jersey State,
              Transportation Trust
              Fund Authority,
              Transportation Systems,
              Revenue Refunding,
              Series 1994A, (AMBAC
              Insured),
              5.200% 12/15/00........  Aaa       AAA    $  1,108
   1,000    New Jersey, University of
              Medicine and Dentistry,
              Revenue, Series 1989C,
              7.000% 12/01/00........  A3        AA-       1,019
                                                        --------
                                                          15,183
                                                        --------
            NEW MEXICO -- 0.6%
   2,000    New Mexico State, GO,
              Series 1995,
              5.250% 09/01/03........  Aa1       AA+       2,004
   2,120    New Mexico, Mortgage
              Finance Authority,
              Single-Family Mortgage
              Revenue, Series
              1997E-2, AMT,
              (GNMA/FNMA/FHLMC COLL),
              5.600% 07/01/17........  NR        AAA       2,003
   1,305    New Mexico, Mortgage
              Financial Authority,
              Single-Family Mortgage
              Revenue, Series
              1997C-2, AMT,
              (GNMA/FNMA/ FHLMC
              COLL),
              5.950% 07/01/17........  Aaa       NR        1,302
                                                        --------
                                                           5,309
                                                        --------
            NEW YORK -- 2.3%
   3,000    New York City, New York,
              Municipal Assistance
              Corporation, Revenue,
              Series 1997J,
              5.750% 07/01/03........  Aa2       AA        3,086
   5,000    New York State, Dormitory
              Authority, Revenue,
              (City University
              Project) Series 1993B,
              5.250% 07/01/06........  Baa1      BBB+      5,005
   7,000    New York State, Dormitory
              Authority, State
              University Educational
              Facilities Revenue,
              Series 1993A,
              5.400% 05/15/04........  A3        A         7,105
   2,260    New York, New York, GO,
              Series 1993E, (MBIA-IBC
              Insured), Prerefunded
              05/15/03 @ 101.5,
              5.800% 05/15/05........  Aaa       AAA       2,359

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NEW YORK -- (CONTINUED)
 $ 2,305    New York, New York, GO,
              Unrefunded Balance,
              Series 1993-E,
              (MBIA-IBC Insured),
              5.800% 05/15/05........  Aaa       AAA    $  2,391
                                                        --------
                                                          19,946
                                                        --------
            NORTH CAROLINA -- 4.2%
   3,000    Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              6.000% 07/01/24........  Aaa       AAA       3,010
   2,000    Cumberland County, North
              Carolina, GO, Series
              1998, (FGIC Insured),
              5.000% 03/01/17........  Aaa       AAA       1,878
   8,000    Mecklenburg County, North
              Carolina, GO Refunding,
              Series 1992,
              5.750% 03/01/03........  Aaa       AAA       8,197
   3,000    Mecklenburg County, North
              Carolina, Public
              Improvement GO, Series
              1992, Prerefunded
              01/01/02 @ 101,
              6.200% 01/01/04........  Aaa       AAA       3,105
  10,000    North Carolina State,
              Public School Building,
              GO, Series 1999,
              4.600% 04/01/15........  Aaa       AAA       9,028
   1,895    North Carolina, Housing
              Finance Agency,
              (Single-Family Program)
              Series 1997RR, AMT,
              (FHA Insured),
              5.850% 09/01/28........  Aa2       AA        1,849
   4,000    North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Carolina
              Medicorp, Inc. Project)
              Series 1996,
              5.125% 05/01/16........  A1        AA        3,696
   3,135    North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Pitt County
              Memorial Hospital
              Project) Series 1998A,
              4.400% 12/01/08........  Aa3       AA-       2,869
   3,000    North Carolina, Medical
              Care Commission,
              Hospital Revenue, (Pitt
              County Memorial
              Hospital Project)
              Series 1998B,
              5.000% 12/01/18........  Aa3       AA-       2,672
                                                        --------
                                                          36,304
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            OHIO -- 0.9%
 $ 6,060    Montgomery County, Ohio,
              Hospital Revenue,
              (Kettering Medical
              Center Project) Series
              1999,
              6.500% 04/01/13........  Baa1      BBB+   $  5,958
   1,730    Ohio, Housing Finance
              Agency, Mortgage
              Revenue, (Residential
              Project) Series
              1998B-2, AMT, (GNMA
              COLL),
              4.800% 09/01/07........  Aaa       NR        1,680
                                                        --------
                                                           7,638
                                                        --------
            OKLAHOMA -- 0.5%
   5,000    Oklahoma, Development
              Finance Authority,
              Revenue Refunding,
              (Hillcrest Healthcare
              Center Inc. Project)
              Series 1999A,
              5.625% 08/15/19........  Baa2      BBB       4,063
                                                        --------
            OREGON -- 0.7%
   3,000    Multnomah County, Oregon,
              School District Number
              1J - Portland, GO,
              Series 1996,
              5.500% 06/01/05........  Aa3       A+        3,084
   1,300    Portland, Oregon, Sewer
              Systems Revenue, Series
              1994A,
              5.450% 06/01/03........  A1        A+        1,327
   1,300    Washington County,
              Oregon, Sewer Revenue
              Refunding, Senior Lien,
              Series 1992A, (AMBAC
              Insured),
              5.300% 10/01/01........  Aaa       AAA       1,316
                                                        --------
                                                           5,727
                                                        --------
            PENNSYLVANIA -- 3.7%
   5,000    Allegheny County,
              Pennsylvania, Airport
              Revenue Refunding,
              (Pittsburgh
              International Airport
              Project) Series
              1997A-1, AMT, (MBIA
              Insured),
              5.750% 01/01/08........  Aaa       AAA       5,157
   3,575    Delaware County,
              Pennsylvania Authority,
              Health Care Revenue,
              Series 1993B,
              Prerefunded 11/15/05 @
              100,
              6.000% 11/15/07........  Aaa       BBB+      3,727

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $ 2,890    Erie, Pennsylvania, Water
              Authority, Water
              Revenue, Series 1991,
              Prerefunded 12/01/01 @
              100,
              7.125% 12/01/11........  Baa3      BBB    $  3,002
   9,180    Pennsylvania, Housing
              Finance Agency, Single-
              Family Mortgage
              Revenue, Series
              1997A-61, AMT,
              5.450% 10/01/21........  Aa2       AA+       8,548
   2,500    Philadelphia,
              Pennsylvania,
              Industrial Development
              Authority, IDR
              Refunding, (Ashland Oil
              Inc. Project) Series
              1993,
              5.700% 06/01/05........  Baa1      NR        2,496
   9,000    Philadelphia,
              Pennsylvania, Water and
              Wastewater Systems
              Revenue, Series 1993,
              (FGIC Insured),
              5.500% 06/15/03........  Aaa       AAA       9,179
                                                        --------
                                                          32,109
                                                        --------
            RHODE ISLAND -- 0.4%
     800    Pawtucket, Rhode Island,
              GO, Series 1994, (FGIC
              Insured),
              5.250% 04/15/01........  Aaa       AAA         808
      55    Rhode Island State, GO,
              Series 1992A,
              5.400% 08/01/06........  Aa3       AA-          56
   2,945    Rhode Island State, GO,
              Series 1992A,
              Prerefunded 08/01/01 @
              102,
              5.400% 08/01/06........  Aa3       AA-       3,035
                                                        --------
                                                           3,899
                                                        --------
            SOUTH CAROLINA -- 3.6%
  13,400    Georgetown County, South
              Carolina, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1999A,
              5.125% 02/01/12........  A3        BBB+     12,335
   3,210    Greenville Hospital
              Systems of South
              Carolina, Hospital
              Facilities Revenue,
              Series 1996B,
              (GTY-AGMT),
              5.500% 05/01/08........  Aa3       AA        3,245
   5,160    Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue,
              Series 1996B, (FGIC
              Insured),
              6.000% 01/01/07........  Aaa       AAA       5,413

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA
            -- (CONTINUED)
 $ 2,580    Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue,
              Unrefunded Balance,
              Series 1991A, (FGIC
              Insured),
              6.125% 01/01/03........  Aaa       AAA    $  2,660
   3,665    Richland County, South
              Carolina, Solid Waste
              Disposal Facilities
              Revenue, (Union Camp
              Corporation Project)
              Series 1992A, AMT,
              6.750% 05/01/22........  A3        BBB+      3,731
   4,890    York County, South
              Carolina, Exempt
              Facilities IDR,
              (Hoechst Celanese
              Corporation Project)
              Series 1994, AMT,
              5.700% 01/01/24........  Baa2      BBB       4,323
                                                        --------
                                                          31,707
                                                        --------
            SOUTH DAKOTA -- 1.2%
  11,000    Education Loans Inc.,
              South Dakota, Student
              Loan Revenue, Series
              1998, AMT, (GTD STD
              LNS),
              4.950% 06/01/10........  Aaa       NR       10,515
                                                        --------
            TENNESSEE -- 4.5%
  10,000    Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (University Health
              System Inc. Project)
              Series 1999,
              5.625% 04/01/29........  Baa1      NR        8,384
   6,000    Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (University Health
              Systems Inc. Project)
              Series 1999,
              5.750% 04/01/19........  Baa1      NR        5,348
   6,270    McMinn County, Tennessee,
              Industrial Development
              Board, Recycling
              Facilities Revenue,
              (Bowater Inc. Project)
              Series 1992, AMT,
              7.400% 12/01/22........  Baa2      BBB       6,425

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 1,000    Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College
              Project) Series 1996,
              (AMBAC Insured),
              6.000% 12/01/08........  Aaa       AAA    $  1,066
   8,000    Shelby County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue, (St.
              Jude's Childrens
              Research Project)
              Series 1999,
              5.375% 07/01/24........  NR        AA        7,326
   5,555    Tennessee State, GO,
              Series 1995A,
              7.000% 03/01/05........  Aaa       AAA       6,064
   1,190    Tennessee State, Housing
              Development Agency,
              Revenue, Series 1998,
              AMT,
              4.950% 07/01/10........  Aa2       AA        1,148
   4,000    Tennessee, Gas Revenue,
              (Tennergy Corporation
              Project) Series 1999,
              (MBIA Insured),
              5.000% 06/01/05........  Aaa       AAA       3,914
                                                        --------
                                                          39,675
                                                        --------
            TEXAS -- 12.0%
   2,175    Aldine, Texas,
              Independent School
              District, GO Refunding,
              Series 1997, (PSF-GTD
              Insured),
              5.450%+ 02/15/07.......  Aaa       AAA       1,515
   2,500    Arlington, Texas, Water
              and Wastewater Systems
              Revenue, Series 1999,
              4.000% 06/01/07........  Aa3       AA-       2,287
   2,555    Austin, Texas, Utilities
              Systems Revenue, Series
              1977-2, (Escrowed to
              Maturity),
              5.600% 10/01/03........  Aaa       AAA       2,619
   5,000    Austin, Texas, Utilities
              Systems Revenue, Series
              1986A, Prerefunded
              05/15/01 @ 100,
              8.000% 11/15/16........  Aaa       AAA       5,198
     975    Brazos, Texas, Higher
              Education Authority
              Inc., Revenue
              Refunding, Senior Lien,
              Series 1994A-2, AMT,
              (GTD STD LNS),
              6.050% 06/01/03........  Aaa       NR          995

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,575    Carrollton, Texas,
              Farmers Branch
              Independent School
              District, GO, Series
              1996, (PSF-GTD
              Insured),
              5.700% 02/15/17........  Aaa       AAA    $  2,591
   3,150    Guadalupe Blanco River
              Authority, Texas, Sewer
              and Solid Waste
              Disposal Facility,
              Revenue, (EI duPont de
              Nemours and Company
              Project) Series 1999,
              5.500% 05/01/29........  Aa3       AA-       2,906
   2,350    Harris County, Texas,
              Health Facilities
              Development Authority,
              Hospital Revenue
              Refunding, (Texas
              Childrens Hospital
              Project) Series 1995,
              (MBIA Insured, Escrowed
              to Maturity),
              6.000% 10/01/05........  Aaa       AAA       2,470
   5,000    Harris County, Texas,
              Health Facilities
              Development Authority,
              Revenue, Series 1999A,
              5.375% 07/01/19........  Aaa       AAA       4,738
   7,000    Houston, Texas, Airport
              System Revenue, Sub-
              Lien, Series 1998B,
              AMT, (FGIC Insured),
              5.250% 07/01/12........  Aaa       AAA       6,839
   7,000    Houston, Texas, Water and
              Sewer Systems Revenue
              Refunding, Junior Lien,
              Series 1997D, (FGIC
              Insured),
              5.000% 12/01/25........  Aaa       AAA       6,155
   2,500    Houston, Texas,
              Waterworks and Sewer
              Systems Revenue, Junior
              Lien, Series 1992A,
              (MBIA Insured),
              Prerefunded 12/01/02 @
              102,
              5.800% 12/01/04........  Aaa       AAA       2,612
   1,500    Irving, Texas,
              Independent School
              District, GO Refunding,
              Series 1994, (PSF-GTD
              Insured),
              5.450%+ 02/15/02.......  Aaa       AAA       1,368

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,000    Lower Neches Valley,
              Texas, Industrial
              Development Corporation
              Authority, Revenue
              Refunding, (Mobil Oil
              Refunding Corporation
              Project) Series 1998,
              5.550% 03/01/33........  Aaa       AAA    $  2,763
   5,000    North Central, Texas,
              Health Facilities
              Development
              Corporation, Health
              Facilities Revenue,
              (Presbyterian
              Healthcare Residential
              Project) Series 1996B,
              (MBIA Insured),
              5.500% 06/01/16........  Aaa       AAA       5,010
   5,210    North Central, Texas,
              Health Facilities
              Development
              Corporation, Revenue
              Refunding, (Baylor
              Health Care Systems
              Project) Series 1995,
              5.500% 05/15/13........  Aa3       AA-       5,110
   5,000    Red River Authority,
              Texas, PCR Refunding,
              Series 1991, (AMBAC
              Insured),
              5.200% 07/01/11........  Aaa       AAA       4,933
     415    San Antonio, Texas, Water
              Revenue Refunding,
              Series 1992, (FGIC
              Insured),
              5.900% 05/15/00........  Aaa       AAA         416
   2,000    Southwest Higher
              Education Authority,
              Inc., Higher Education
              Revenue Refunding,
              (Southern Methodist
              University Project)
              Series 1995, (FSA
              Insured),
              5.125% 10/01/16........  Aaa       AAA       1,891
   4,805    Tarrant County, Texas,
              Health Facilities
              Development
              Corporation, Health
              Systems Revenue, (Texas
              Health Resources
              Systems Project) Series
              1997A, (MBIA Insured),
              5.750% 02/15/10........  Aaa       AAA       4,973

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 5,000    Tarrant County, Texas,
              Health Facilities
              Development
              Corporation, Health
              Systems Revenue, (Texas
              Health Resources
              Systems Project) Series
              1997A, (MBIA Insured),
              5.250% 02/15/17........  Aaa       AAA    $  4,711
   3,200    Texas A&M University,
              Financing Systems
              Revenue, Series 1995,
              5.950% 05/15/05........  Aa2       AA+       3,345
   6,260    Texas State, GO, Series
              1999,
              5.250% 08/01/20........  Aa1       AA        5,909
     900    Texas State, Public
              Finance Authority, GO,
              Series 1994B,
              5.000% 10/01/01........  Aa1       AA          906
   4,000    Texas State,
              Superconducting, GO
              Refunding, Series
              1992C,
              5.350% 04/01/01........  Aa1       AA        4,043
   1,000    Texas State, Veterans
              Housing Assistance, GO,
              Series 1994B-4, AMT,
              6.100% 12/01/06........  Aa1       AA        1,031
   4,790    Texas, Municipal Power
              Agency, Revenue,
              Refunded Balance,
              Series 1992, (MBIA
              Insured), Prerefunded
              09/01/02 @ 100,
              5.750% 09/01/12........  Aaa       AAA       4,903
   7,210    Texas, Municipal Power
              Agency, Revenue, Series
              1992, (MBIA Insured),
              Prerefunded 09/01/02 @
              100,
              5.750% 09/01/12........  Aaa       AAA       7,380
   4,500    Travis County, Texas,
              Health Facilities
              Development
              Corporation, Revenue,
              (Ascension Health
              Credit Project) Series
              1999A, (AMBAC Insured),
              5.875% 11/15/24........  Aaa       AAA       4,462
     300    University of Texas,
              Permanent University
              Fund, Revenue
              Refunding, Series 1991,
              Prerefunded 07/01/01 @
              102,
              6.700% 07/01/05........  Aaa       AAA         314
                                                        --------
                                                         104,393
                                                        --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            UTAH -- 0.9%
 $ 2,145    Cache County, Utah,
              School District, Utah
              School Board Guaranty
              Program, GO Refunding,
              Series 1997, (SCH BD
              GTY),
              5.500% 06/15/07........  NR        AAA    $  2,209
     300    Davis County, Utah,
              School District, GO,
              Series 1991, (FGIC
              Insured), Prerefunded
              12/01/01 @ 100,
              6.450% 06/01/02........  Aaa       AAA         309
   5,000    Utah, Intermountain Power
              Agency, Power Supply
              Revenue Refunding,
              Series 1993C,
              5.000% 07/01/05........  A1        A+        4,975
                                                        --------
                                                           7,493
                                                        --------
            VIRGINIA -- 5.3%
   6,170    Chesapeake, Virginia, GO
              Refunding, Series 1993,
              5.000% 12/01/03........  Aa3       AA        6,235
   4,000    Chesterfield County,
              Virginia, Improvement
              GO Refunding, Series
              1991,
              6.250% 07/15/05........  Aaa       AAA       4,161
   6,000    Covington-Allegheny
              County, Virginia,
              Industrial Development
              Authority, PCR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              5.900% 03/01/05........  A2        A-        6,269
   5,790    Fairfax County, Virginia,
              GO Refunding, Series
              1993C, (State Aid
              Withholding),
              5.000% 05/01/05........  Aaa       AAA       5,834
   1,500    Metropolitan Washington,
              District of Columbia,
              Airport Revenue, Series
              1994A, AMT, (MBIA
              Insured),
              5.600% 10/01/06........  Aaa       AAA       1,540
   2,500    Newport News, Virginia,
              GO Refunding, Series
              1993B, (State Aid
              Withholding),
              5.400% 11/01/06........  Aa2       AA        2,560
   3,000    Virginia Beach, Virginia,
              GO Refunding, Series
              1993,
              5.100% 07/15/05........  Aa1       AA        3,037
   1,100    Virginia State, Higher
              Educational
              Institutions, GO,
              Series 1992C,
              Prerefunded 06/01/02 @
              100,
              5.900% 06/01/05........  Aaa       AAA       1,128

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 4,845    Virginia State, Housing
              Development Authority,
              Multi-Family Housing
              Revenue, Series 1999B,
              AMT,
              5.200% 05/01/19........  Aa1       AA+    $  4,347
   1,500    Virginia State, Public
              Facilities GO, Series
              1993A,
              5.400% 06/01/05........  Aaa       AAA       1,539
   7,000    Virginia State, Public
              School Authority,
              Revenue Refunding,
              Series 1993B, (State
              Aid Withholding),
              5.250% 01/01/07........  Aa2       AA        7,103
   2,600    Virginia, College
              Building Authority,
              Educational Facilities
              Revenue Refunding,
              (University of Richmond
              Project) Series 1992,
              5.625% 11/01/02........  NR        AA        2,639
                                                        --------
                                                          46,392
                                                        --------
            WASHINGTON -- 5.3%
   2,500    King County, Washington,
              GO Refunding, Series
              1993C,
              5.625% 06/01/02........  Aaa       AA+       2,546
     510    King County, Washington,
              GO, Unrefunded Balance,
              Series 1993A,
              5.250% 12/01/01........  Aa1       AA+         515
   1,195    King County, Washington,
              School District Number
              415, GO, Series 1996,
              (FSA Insured),
              5.100% 06/01/04........  Aaa       AAA       1,204
   3,000    Pierce County,
              Washington, School
              District Number 003, GO
              Refunding, Series 1996,
              (FGIC Insured),
              5.000% 12/01/03........  Aaa       AAA       3,019
   1,400    Seattle, Washington,
              Water Systems Revenue
              Refunding, Series 1993,
              5.500% 06/01/18........  Aa2       AA        1,375
   1,500    Snohomish County,
              Washington, School
              District No. 103, GO,
              Series 1996, (FGIC
              Insured),
              5.150% 06/01/05........  Aaa       AAA       1,513
   2,195    Tacoma, Washington,
              Electric Systems
              Revenue, Series 1992,
              (AMBAC Insured),
              5.900% 01/01/05........  Aaa       AAA       2,252

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $   305    Tacoma, Washington,
              Electric Systems
              Revenue, Series 1992,
              (AMBAC Insured),
              Prerefunded 01/01/02 @
              102,
              5.900% 01/01/05........  Aaa       AAA    $    317
     800    Tacoma, Washington,
              Electrical Systems
              Revenue Refunding,
              Series 1994, (FGIC
              Insured),
              5.500% 01/01/01........  Aaa       AAA         808
   1,000    Tacoma, Washington, GO,
              Series 1992A,
              5.750% 07/01/02........  A1        A+        1,020
   3,500    Washington State, GO
              Refunding, Series
              1991R-92A,
              6.400% 09/01/03........  Aa1       AA+       3,614
     900    Washington State, GO
              Refunding, Series
              1992R-92C,
              5.600% 09/01/01........  Aa1       AA+         913
  10,000    Washington State, GO
              Refunding, Series
              1993R-93B,
              5.125% 10/01/04........  Aa1       AA+      10,094
   1,000    Washington State, GO,
              Series 1990B,
              6.550% 08/01/00........  Aa1       AA+       1,008
     500    Washington State, GO,
              Series 1991B,
              Prerefunded 06/01/01 @
              100,
              6.300% 06/01/02........  Aa1       AA+         511
     900    Washington State, GO,
              Series 1992-93A,
              5.250% 10/01/00........  Aa1       AA+         905
   7,500    Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              Series 1990C, (FGIC
              Insured),
              7.000% 07/01/01........  Aaa       AAA       7,707
   2,000    Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              Series 1991A,
              6.500% 07/01/03........  Aa        AA        2,076
   1,150    Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              Series 1993A,
              5.800% 07/01/07........  Aa1       AA-       1,190
   3,000    Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              Series 1993B, (FSA
              Insured),
              5.400% 07/01/05........  Aaa       AAA       3,045

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 1,000    Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              Series 1996A, (AMBAC
              Insured),
              5.500% 07/01/04........  Aaa       AAA    $  1,019
                                                        --------
                                                          46,651
                                                        --------
            WEST VIRGINIA -- 0.2%
   2,000    West Virginia State,
              Building Commission,
              Lease Revenue, (West
              Virginia Regional Jail
              and Correction Project)
              Series 1990A, (MBIA
              Insured), Prerefunded
              07/01/00 @ 102,
              6.700% 07/01/02........  Aaa       AAA       2,052
                                                        --------
            WISCONSIN -- 3.4%
   5,000    Kaukauna, Wisconsin, PCR,
              Refunding,
              (International Paper
              Project) Series 1997A,
              5.150% 07/01/06........  A3        BBB+      4,865
     300    Milwaukee, Wisconsin, GO,
              Series 1991BZ,
              Prerefunded 06/15/01 @
              100,
              6.375% 06/15/03........  Aa1       AA+         307
   5,000    Milwaukee, Wisconsin,
              Metropolitan Sewer
              District, GO, Series
              1990A,
              6.700% 10/01/01........  Aa1       NR        5,156
   3,070    Sun Prairie, Wisconsin,
              Area School District,
              GO, Promissory Notes,
              Series 1996, (FGIC
              Insured, Escrowed to
              Maturity),
              5.500% 04/01/03........  Aaa       AAA       3,132
     900    Wisconsin State, GO
              Refunding, Series
              1993-1,
              5.100% 11/01/01........  Aa2       AA          908

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            WISCONSIN -- (CONTINUED)
 $ 4,745    Wisconsin State, GO,
              Series 1996A,
              5.000% 05/01/16........  Aa2       AA     $  4,436
   8,000    Wisconsin State,
              Petroleum Revenue,
              Series 2000A,
              5.750% 07/01/08........  Aa3       AA-       8,313
   2,735    Wisconsin, Housing and
              Economic Development
              Authority, Revenue,
              Series 1997G,
              5.350% 03/01/12........  Aa3       AA        2,697
                                                        --------
                                                          29,814
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $859,622)........................    856,776
                                                        --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 0.6%
              (Cost $5,350)
   5,350    Nations Municipal Reserves#...........      5,350
                                                     --------
            TOTAL INVESTMENTS
              (Cost $864,972*).............   98.8%   862,126
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................    1.2%
            Receivable for Fund shares sold.......   $  1,505
            Interest receivable...................     14,692
            Payable for Fund shares redeemed......     (1,369)
            Investment advisory fee payable.......       (175)
            Administration fee payable............       (148)
            Shareholder servicing and
              distribution fees payable...........         (7)
            Distributions payable.................     (3,458)
            Accrued Trustees'/Directors' fees
              and expenses........................        (22)
            Accrued expenses and other
              liabilities.........................       (124)
                                                     --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...................     10,894
                                                     --------
            NET ASSETS.....................  100.0%  $873,020
                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

                                                      VALUE
                                                      (000)
-------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $    792
            Accumulated net realized loss on
              investments sold....................     (2,425)
            Net unrealized depreciation of
              investments.........................     (2,846)
            Paid-in capital.......................    877,499
                                                     --------
            NET ASSETS............................   $873,020
                                                     ========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($849,966,171 / 86,909,310 shares
              outstanding)........................      $9.78
                                                        =====
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($19,781,858 / 2,022,603
              shares outstanding).................      $9.78
                                                        =====
            Maximum sales charge..................      3.25%
            Maximum offering price per share......     $10.11
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($2,732,577 / 279,407 shares
              outstanding)........................      $9.78
                                                        =====
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($539,407 / 55,128 shares
              outstanding)........................      $9.78
                                                        =====

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $2,846 on investment securities was comprised of gross appreciation of $13,664 and gross depreciation of $16,510 for Federal income tax purposes. At March 31, 2000, the aggregate cost of securities for Federal income tax purposes was $864,972.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2000 (as a percentage of net assets):
   FGIC                                                                   11.06%

Nations Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            10.58%
   Hospital Revenue                                                       12.76%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 98.7%
            ALABAMA -- 4.6%
 $ 2,000    Birmingham, Alabama, GO
              Refunding, Series
              1992B,
              6.250% 04/01/12........  Aa3       AA     $  2,082
   3,000    Butler County, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (James River
              Corporation of Virginia
              Project) Series 1994,
              AMT,
              8.000% 09/01/28........  NR        BBB       3,191
   7,210    Courtland, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue
              Refunding, (Champion
              International
              Corporation Project)
              Series 1997, AMT,
              5.750% 11/01/27........  Baa1      NR        6,353
   2,400    Daphne, Alabama, Special
              Care Facilities
              Financing Authority,
              Revenue, (Presbyterian
              Retirement Corporation
              Project) Series 1988A,
              Prerefunded 08/15/01 @
              100,
              7.300% 08/15/18........  NR        NR        2,482
   3,600    Jefferson County,
              Alabama, Sewer Revenue
              Refunding, Series
              1997A,
              (FGIC Insured),
              5.625% 02/01/18........  Aaa       AAA       3,590
   2,000    Jefferson County,
              Alabama, Sewer Revenue
              Refunding, Series
              1997A, (FGIC Insured),
              5.625% 02/01/22........  Aaa       AAA       1,964
   1,000    Mcintosh, Alabama,
              Industrial Development
              Board, Environmental
              Improvement Revenue,
              Series 1998C,
              5.375% 06/01/28........  A2        AA-         873
   1,000    Morgan County-Decatur,
              Alabama, Health Care
              Authority, Hospital
              Revenue Refunding,
              (Decatur General
              Hospital Project)
              Series 1994, (CONNIE
              LEE Insured),
              6.250% 03/01/13........  NR        AAA       1,038

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            ALABAMA -- (CONTINUED)
 $ 7,000    Phoenix County, Alabama,
              Industrial Development
              Board, Environmental
              Import Revenue
              Refunding, (Mead Coated
              Board Project) Series
              1998B, (GTY-AGMT),
              5.250% 04/01/28........  A3        A-     $  6,133
                                                        --------
                                                          27,706
                                                        --------
            ALASKA -- 2.4%
   1,500    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1997A, AMT, (AMBAC
              Insured),
              5.250% 07/01/07........  Aaa       AAA       1,490
   2,500    Alaska, Student Loan
              Corporation, Student
              Loan Revenue, Series
              1999A, AMT, (AMBAC
              Insured),
              4.900% 07/01/08........  Aaa       AAA       2,416
   1,000    Anchorage, Alaska,
              Electric Utilities
              Revenue Refunding,
              Senior Lien, Series
              1993, (MBIA Insured),
              8.000% 12/01/09........  Aaa       AAA       1,207
   7,000    Anchorage, Alaska,
              Electric Utilities
              Revenue, Senior Lien,
              Series 1996B, (MBIA
              Insured),
              5.500% 02/01/26........  Aaa       AAA       6,595
   2,250    Anchorage, Alaska,
              Telephone Utilities
              Revenue Refunding,
              Series 1994A, (AMBAC
              Insured),
              4.500% 12/01/02........  Aaa       AAA       2,239
   1,000    North Slope Borough,
              Alaska, Capital
              Appreciation GO, Series
              1995A, (MBIA Insured),
              5.750%+ 06/30/06.......  Aaa       AAA         720
                                                        --------
                                                          14,667
                                                        --------
            ARIZONA -- 1.5%
   3,000    Maricopa County, Arizona,
              School District Number
              006, GO, (Projects of
              1996) Series 1998,
              (FGIC Insured),
              4.000% 07/01/10........  Aaa       AAA       2,668
   1,000    Maricopa County, Arizona,
              Unified School District
              Number 48, GO
              Refunding, Series
              1991B,
              6.300% 07/01/04........  Aa2       AA        1,059

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            ARIZONA -- (CONTINUED)
 $ 1,300    Maricopa County, Arizona,
              Unified School District
              Number 48, GO
              Refunding, Series
              1993B,
              4.600% 07/01/11........  Aa2       AA     $  1,228
   2,000    Salt River Project,
              Arizona, Agricultural
              Improvement Revenue,
              Series 1992C,
              6.250% 01/01/19........  Aa2       AA        2,044
   5,000    Tucson and Pima County,
              Arizona, Industrial
              Development Authority,
              Single-Family Mortgage
              Revenue, Series 1983A,
              5.800%+ 12/01/14.......  Aaa       AAA       2,218
                                                        --------
                                                           9,217
                                                        --------
            ARKANSAS -- 0.8%
   1,300    Arkansas State,
              Development Finance
              Authority, Revolving
              Loan Fund, Wastewater
              Systems Revenue, Series
              1996A,
              5.700% 12/01/12........  NR        AA        1,341
   3,425    Blytheville, Arkansas,
              Solid Waste Recycling
              and Sewer Treatment
              Revenue, (Nucor
              Corporation Project)
              Series 1993, AMT,
              6.375% 01/01/23........  A1        AA-       3,476
                                                        --------
                                                           4,817
                                                        --------
            CALIFORNIA -- 1.4%
   5,000    ABAG Finance Authority
              for NonProfit
              Corporations,
              California,
              Multi-Family Revenue
              Refunding, Series
              2000A, (GTY-AGMT),
              Mandatory Put 08/15/08
              @ 100,
              6.400% 08/15/30........  Baa2      BBB       5,070
   2,000    ABAG Finance Authority
              for NonProfit
              Corporations,
              California,
              Multi-Family Revenue
              Refunding, Series
              2000B, (GTY-AGMT),
              Mandatory Put 08/15/08
              @ 100,
              6.250% 08/15/30........  Baa2      BBB       2,028
   1,000    California State, GO,
              Series 1990,
              7.000% 08/01/04........  Aa3       AA-       1,097
                                                        --------
                                                           8,195
                                                        --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            COLORADO -- 0.7%
 $ 1,500    Arapahoe County,
              Colorado, Capital
              Improvement
              Transportation Federal
              Highway Revenue, Series
              1986E-470, Prerefunded
              08/31/05 @ 103,
              6.900% 08/31/15........  Aaa       NR     $  1,677
   2,500    Douglas County, Colorado,
              Sales and Use Tax
              Revenue, Series 1996,
              (MBIA Insured),
              5.500% 10/15/11........  Aaa       AAA       2,542
                                                        --------
                                                           4,219
                                                        --------
            CONNECTICUT -- 1.5%
   1,000    Connecticut State, GO,
              Series 1996A,
              5.300% 05/15/10........  Aa3       AA        1,018
   5,000    Connecticut State, Health
              and Educational
              Facilities Authority,
              Revenue, (Eastern
              Connecticut Health
              Network Project) Series
              2000A,
              6.000% 07/01/25........  NR        AA        4,942
   1,590    Connecticut State,
              Housing Finance
              Authority, Revenue,
              (Housing Mortgage
              Finance Program) Series
              1992B,
              6.700% 11/15/12........  Aa2       AA        1,666
   1,070    Connecticut State,
              Housing Finance
              Authority, Revenue,
              (Housing Mortgage
              Finance Program) Series
              1994A,
              6.100% 05/15/13........  Aa2       AA        1,079
                                                        --------
                                                           8,705
                                                        --------
            DISTRICT OF COLUMBIA
            -- 2.9%
   7,000    District of Columbia,
              Hospital Revenue
              Refunding, (Medlantic
              Healthcare Group
              Project) Series 1997A,
              (MBIA Insured),
              Prerefunded 08/15/07 @
              102,
              5.375% 08/15/15........  Aaa       AAA       6,950
   3,905    District of Columbia,
              Revenue Refunding,
              (Howard University
              Project) Series 1996,
              (MBIA Insured),
              5.750% 10/01/12........  Aaa       AAA       4,013

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            DISTRICT OF COLUMBIA
            -- (CONTINUED)
 $ 6,500    District of Columbia,
              Revenue, (Carnegie
              Endowment Project)
              Series 1996,
              5.750% 11/15/26........  Aa3       NR     $  6,286
                                                        --------
                                                          17,249
                                                        --------
            FLORIDA -- 1.4%
   1,735    Florida State, Board of
              Education, Capital
              Outlay GO, Unrefunded
              Balance, Series 1985,
              9.125% 06/01/14........  Aa2       AA+       2,312
   7,000    Orange County, Florida,
              Tourist Development,
              Tax Revenue Refunding,
              Series 1998A, (AMBAC
              Insured),
              4.750% 10/01/24........  Aaa       AAA       6,028
                                                        --------
                                                           8,340
                                                        --------
            GEORGIA -- 9.2%
   5,000    Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series
              2000A, (FGIC Insured),
              5.600% 01/01/30(a).....  Aaa       AAA       4,845
   2,000    Coweta County, Georgia,
              School System GO,
              Series 1992,
              Prerefunded 08/01/02 @
              102,
              6.300% 08/01/11........  A1        A         2,104
   1,000    DeKalb County, Georgia,
              School District GO,
              Series 1993A,
              6.250% 07/01/09........  Aa2       AA        1,087
   3,000    Effingham County,
              Georgia, Development
              Authority, Solid Waste
              Disposal Revenue, (Fort
              James Corporation
              Project) Series 1998,
              AMT,
              5.625% 07/01/18........  Baa2      BBB-      2,677
   4,750    Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Josephs Hospital
              Project) Series 1994,
              5.500% 10/01/18........  Aaa       A         4,702
   3,000    Georgia State, GO, Series
              1992B,
              6.250% 03/01/11........  Aaa       AAA       3,312
   3,000    Georgia State, GO, Series
              1996B,
              6.250% 04/01/07........  Aaa       AAA       3,230

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 6,445    Georgia State, GO, Series
              1998B,
              5.500% 07/01/10........  Aaa       AAA    $  6,680
  10,000    Georgia State, Housing
              and Finance Authority,
              Single-Family Mortgage
              Revenue, Series
              1999B-2,
              6.100% 06/01/31........  NR        AAA      10,025
1,650...    Gwinnett County, Georgia,
              Water and Sewer
              Certificates of
              Participation, Series
              1991,
              8.600% 08/01/03........  Aaa       AAA       1,840
   1,000    Metropolitan Atlanta,
              Rapid Transit Authority
              of Georgia, Revenue
              Refunding, Series
              1992P, (AMBAC Insured),
              6.000% 07/01/04........  Aaa       AAA       1,044
   1,000    Metropolitan Atlanta,
              Rapid Transit Authority
              of Georgia, Revenue
              Refunding, Series
              1992P, (AMBAC Insured),
              5.100% 07/01/05........  Aaa       AAA       1,054
   2,000    Metropolitan Atlanta,
              Rapid Transit Authority
              of Georgia, Revenue
              Refunding, Series
              1992P, (AMBAC Insured),
              6.250% 07/01/20........  Aaa       AAA       2,148
   2,000    Monroe County, Georgia,
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project)
              Series 1992A,
              6.800% 01/01/11........  A3        A         2,215
   3,000    Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue Refunding,
              (Candler Hospital
              Project) Series 1992,
              Prerefunded 01/01/03 @
              102,
              7.000% 01/01/23........  Ba1       BB        3,215
   2,000    Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue, (St. Joseph's
              Hospital Project)
              Series 1993,
              Prerefunded 07/01/03 @
              102,
              6.125% 07/01/12........  A3        NR        2,109

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 2,690    Union County, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue Refunding,
              (Hidden Lake Apartments
              Ltd. Project) Series
              1994A, (FHA/FNMA COLL),
              7.125% 12/01/25........  Aaa       NR     $  2,816
                                                        --------
                                                          55,103
                                                        --------
            HAWAII -- 1.4%
   1,900    Hawaii State, Department
              of Budget and Finance,
              Special Purpose
              Mortgage Revenue,
              (Hawaiian Electric
              Company and
              Subsidiaries Project)
              Series 1992, AMT, (MBIA
              Insured),
              6.550% 12/01/22........  Aaa       AAA       1,948
   3,000    Hawaii State, GO, Series
              1997CN, (FGIC Insured),
              6.250% 03/01/04........  Aaa       AAA       3,143
   1,180    Honolulu City and County,
              Hawaii, GO Refunding,
              Series 1993B,
              8.000% 10/01/10........  Aa3       AA-       1,435
   2,100    Maui County, Hawaii, GO
              Refunding, Series 1993,
              (FGIC Insured),
              5.000% 09/01/03........  Aaa       AAA       2,113
                                                        --------
                                                           8,639
                                                        --------
            ILLINOIS -- 5.9%
   5,735    Chicago, Illinois, O'Hare
              International Airport,
              Special Facilities
              Revenue Refunding,
              (United AirLines
              Project) Series 1999B,
              AMT,
              5.200% 04/01/11........  Baa2      BB+       5,187
   3,385    Chicago, Illinois,
              Metropolitan Water
              Reclamation District,
              Capital Improvement GO,
              Series 1991,
              6.900% 01/01/07........  Aa1       AA        3,734
   3,000    Chicago, Illinois, O'Hare
              International Airport,
              Revenue Refunding,
              Second Lien, Series
              1993C, (MBIA Insured),
              5.000% 01/01/18........  Aaa       AAA       2,730

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 2,640    Chicago, Illinois, O'Hare
              International Airport,
              Revenue Refunding,
              Senior Lien, Series
              1993A,
              5.000% 01/01/16........  A2        A+     $  2,403
   1,500    Chicago, Illinois, O'Hare
              International Airport,
              Special Facilities
              Revenue Refunding,
              (American Airlines Inc.
              Project) Series 1994,
              (GTY-AGMT),
              8.200% 12/01/24........  Baa1      BBB-      1,640
   2,000    Chicago, Illinois, Park
              District, GO, Series
              1996, (MBIA Insured),
              5.500% 01/01/16........  Aaa       AAA       1,985
   1,000    Cook County, Illinois,
              Forest Preserve
              District, Zoo GO,
              Series 1996, (MBIA
              Insured),
              5.800% 11/01/16........  Aaa       AAA       1,016
   2,000    Cook County, Illinois,
              GO, Series 1996, (FGIC
              Insured), Prerefunded
              11/15/06 @ 101,
              5.900% 11/15/16........  Aaa       AAA       2,122
   1,765    Glendale Heights,
              Illinois, Hospital
              Revenue Refunding,
              (Glendale Heights
              Project) Series 1985B,
              7.100% 12/01/15........  Aaa       AAA       1,984
   2,000    Illinois State, GO,
              Series 1995, (MBIA
              Insured),
              6.000% 02/01/16........  Aaa       AAA       2,053
   1,500    Illinois State, Sales Tax
              Revenue, Series 1994V,
              6.375% 06/15/17........  Aa2       AAA       1,575
   4,000    Illinois, Development
              Finance Authority, PCR
              Refunding,
              (Commonwealth Edison
              Company Project) Series
              1991,
              7.250% 06/01/11........  Baa1      BBB+      4,125
   1,000    Illinois, Development
              Finance Authority, PCR
              Refunding,
              (Commonwealth Edison
              Company Project) Series
              1994D, (AMBAC Insured),
              6.750% 03/01/15........  Aaa       AAA       1,068

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 1,800    Illinois, Educational
              Facilities Authority,
              Revenue, (Northwestern
              University Project)
              Series 1993,
              5.375% 12/01/21........  Aa1       AA+    $  1,719
   2,680    Southern Illinois,
              Capital Appreciation
              University Revenue,
              (Housing and Auxiliary
              Facilities Systems
              Program) Series 1997,
              (MBIA Insured),
              5.100%+ 04/01/06.......  Aaa       AAA       1,960
                                                        --------
                                                          35,301
                                                        --------
            INDIANA -- 2.6%
   2,500    Franklin, Indiana,
              Economic Development
              Revenue Refunding,
              (Hoover Universal, Inc.
              Project) Series 1994,
              (GTY-AGMT),
              6.100% 12/01/04........  A2        A-        2,596
   1,000    Hamilton/Southeastern
              Indiana, North Delaware
              School Building
              Corporation, First
              Mortgage Revenue,
              Series 1996, (AMBAC
              Insured, State Aid
              Withholding),
              5.000% 07/15/07........  Aaa       AAA         995
   1,000    Hamilton/Southeastern
              Indiana, North Delaware
              School Building
              Corporation, First
              Mortgage Revenue,
              Series 1996, (AMBAC
              Insured, State Aid
              Withholding),
              5.100% 07/15/09........  Aaa       AAA         994
   1,000    Indiana, Health
              Facilities Financing
              Authority, Hospital
              Revenue, (Clarian
              Health Partners, Inc.
              Project) Series 1996A,
              5.500% 02/15/16........  Aa3       AA          957
   5,000    Indianapolis, Indiana,
              Airport Authority,
              Special Facilities
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1998, AMT,
              5.500% 05/01/29........  Baa2      BBB       4,228

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 2,000    Indianapolis, Indiana,
              Airport Authority,
              Special Facilities
              Revenue, (Federal
              Express Corporation
              Project) Series 1994,
              AMT,
              7.100% 01/15/17........  Baa2      BBB    $  2,077
   2,000    St. Joseph County,
              Indiana, Educational
              Facilities Revenue,
              (University of Notre
              Dame - Du Lac Project)
              Series 1996,
              5.500% 03/01/26........  Aaa       NR        1,897
   2,000    St. Joseph County,
              Indiana, Educational
              Facilities Revenue,
              (University of Notre
              Dame - Du Lac Project)
              Series 1997,
              5.250% 03/01/21........  Aaa       NR        1,856
                                                        --------
                                                          15,600
                                                        --------
            IOWA -- 0.4%
   2,750    Iowa, Student Loan
              Liquidity Corporation,
              Student Loan Revenue
              Refunding, Series
              1998J, AMT, (AMBAC
              Insured),
              4.800% 06/01/09........  Aaa       AAA       2,609
                                                        --------
            KANSAS -- 0.7%
   2,000    Kansas City, Kansas,
              Utility System
              Improvement Revenue
              Refunding, Series 1994,
              (FGIC Insured),
              6.250% 09/01/14........  Aaa       AAA       2,110
   2,000    Kansas State, Department
              of Transportation,
              Highway Revenue, Series
              1992A, Prerefunded
              09/01/02 @ 102,
              6.000% 09/01/07........  Aa2       AA+       2,094
                                                        --------
                                                           4,204
                                                        --------
            KENTUCKY -- 0.2%
   1,000    Kentucky State, Turnpike
              Authority, Economic
              Development Revenue
              Refunding,
              (Revitalization
              Project) Series 1993,
              (AMBAC Insured),
              5.500% 07/01/08........  Aaa       AAA       1,031
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MAINE -- 0.2%
 $ 1,000    Maine, Health and Higher
              Educational Facilities
              Authority, Revenue,
              Series 1996B, (State
              Aid Withholding, AMBAC
              Insured),
              5.500% 07/01/16........  Aaa       AAA    $    983
                                                        --------
            MARYLAND -- 0.5%
   3,000    Maryland State, Economic
              Development
              Corporation, Student
              Housing Revenue,
              (Salisbury Collegiate
              Housing Project) Series
              1999A,
              6.000% 06/01/30........  Baa3      NR        2,774
                                                        --------
            MASSACHUSETTS -- 1.3%
   2,885    Massachusetts Bay,
              Transportation
              Authority, Revenue,
              (General Transportation
              Systems Project) Series
              1995A, Prerefunded
              03/01/05 @ 102,
              5.750% 03/01/18........  Aa2       AA-       3,036
   2,500    Massachusetts State,
              Consolidated Loan GO,
              Series 1995A, (MBIA
              Insured), Prerefunded
              02/01/05 @ 101,
              5.750% 02/01/13........  Aaa       AAA       2,613
   2,000    Massachusetts State,
              Consolidated Loan GO,
              Series 1996B, (FGIC
              Insured),
              5.500% 06/01/10........  Aaa       AAA       2,053
                                                        --------
                                                           7,702
                                                        --------
            MICHIGAN -- 3.4%
   1,670    Byron Center, Michigan,
              Public Schools GO,
              Series 1995, (MBIA
              Insured), Prerefunded
              05/01/05 @ 101,
              5.970% 05/01/15........  Aaa       AAA       1,763
   1,000    Detroit, Michigan, GO
              Refunding, Series
              1995B,
              6.375% 04/01/07........  Baa1      A-        1,051
   1,250    Kalamazoo, Michigan, City
              School District, GO
              Refunding, Series 1996,
              (FGIC Insured),
              5.650% 05/01/14........  Aaa       AAA       1,305

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MICHIGAN -- (CONTINUED)
 $ 1,000    Lakeshore, Michigan,
              Public Schools, GO,
              Series 1995, (MBIA
              Insured),
              5.750% 05/01/15........  Aaa       AAA    $  1,017
   3,000    Michigan State,
              Comprehensive
              Transportation Revenue
              Refunding, Series
              1996A, (MBIA Insured),
              5.250% 08/01/13........  Aaa       AAA       2,969
   1,435    Michigan State,
              Environmental
              Protection Program GO,
              Series 1992,
              6.250% 11/01/12........  Aa1       AA+       1,561
   7,880    Michigan State, Hospital
              Finance Authority
              Revenue, (Henry Ford
              Health Systems Project)
              Series 1999A,
              6.000% 11/15/19........  A1        AA-       7,710
   2,000    Michigan State, Hospital
              Finance Authority,
              Hospital Revenue,
              (Holland Community
              Hospital Project)
              Series 1996, (AMBAC
              Insured),
              5.625% 01/01/28........  Aaa       AAA       1,908
   1,000    Michigan State, Trunk
              Line Revenue, Series
              1994A, (FGIC-TCRS
              Insured), Prerefunded
              11/15/04 @ 102,
              5.625% 11/15/14........  Aaa       AAA       1,046
                                                        --------
                                                          20,330
                                                        --------
            MISSISSIPPI -- 1.8%
   5,000    Adams County,
              Mississippi, PCR,
              (International Paper
              Company Project) Series
              1994A,
              5.500% 12/01/05........  A3        BBB+      5,023
   3,000    Lowndes County,
              Mississippi, Solid
              Waste Disposal PCR
              Refunding,
              (Weyerhaeuser Company
              Project) Series 1992A,
              6.800% 04/01/22........  A2        A         3,275
   2,200    Mississippi, Hospital
              Equipment and
              Facilities Improvement
              Authority, Revenue
              Refunding, (North
              Mississippi Health
              Services Project)
              Series 1993-1, (AMBAC
              Insured),
              5.400% 05/15/04........  Aaa       AAA       2,230
                                                        --------
                                                          10,528
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MISSOURI -- 2.0%
 $ 1,000    Independence, Missouri,
              School District, GO,
              Series 1991,
              6.250% 03/01/11........  A3        NR     $  1,095
   1,000    Missouri State,
              Environmental
              Improvement and Energy
              Resource Authority,
              State Revolving Fund,
              Water PCR, (Kansas City
              Project) Series 1996A,
              5.750% 01/01/16........  Aaa       NR        1,014
   4,000    Missouri State, Health
              and Educational
              Facilities Authority,
              Revenue, (BJC Health
              System Project) Series
              1998,
              5.000% 05/15/38........  Aa2       AA        3,262
   1,365    Missouri State, Housing
              Development Commission,
              Single-Family Mortgage
              Revenue, (Homeowner
              Loan Project) Series
              1995A, AMT,
              (GNMA/FHA/VA COLL),
              6.100% 09/01/14........  NR        AAA       1,396
   1,625    Missouri State, Water
              Pollution Control GO,
              Series 1995A,
              5.600% 04/01/15........  Aaa       AAA       1,658
   3,500    Sikeston, Missouri,
              Electrical Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              6.100% 06/01/07........  Aaa       AAA       3,737
                                                        --------
                                                          12,162
                                                        --------
            MONTANA -- 3.1%
   8,000    Forsyth, Montana, PCR
              Refunding, (Portland
              General Electric
              Company Project) Series
              1998A, Mandatory Put
              05/01/03 @ 100,
              4.600% 05/01/33........  A3        A-        7,709
   8,000    Lewis and Clark County,
              Montana, Environmental
              Facilities Revenue,
              (Asarco, Inc. Project)
              Series 1998, AMT,
              5.850% 10/01/33........  B3        B+        6,091
   4,955    Montana State, Housing
              Board Authority,
              Single-Family Revenue,
              Series 1999A-2, AMT,
              5.750% 06/01/30........  Aa2       AA+       4,742
                                                        --------
                                                          18,542
                                                        --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NEVADA -- 0.8%
 $ 1,400    Clark County, Nevada,
              Transportation
              Improvement GO
              Refunding, Series
              1994A, (MBIA Insured),
              Prerefunded 06/01/04 @
              101,
              6.000% 06/01/12........  Aaa       AAA    $  1,471
   1,000    Las Vegas and Clark
              County, Nevada, Library
              District GO, Series
              1993, (FGIC Insured),
              6.000% 02/01/12........  Aaa       AAA       1,028
   2,000    Nevada State, Municipal
              Board GO, (Bank Project
              Number 40-41) Series
              1993A,
              6.375% 12/01/17........  NR        AAA       2,087
                                                        --------
                                                           4,586
                                                        --------
            NEW HAMPSHIRE -- 0.4%
   2,350    New Hampshire State,
              Higher Education and
              Health Facilities
              Authority, Revenue,
              (University Systems of
              New Hampshire Project)
              Series 1992, (MBIA
              Insured),
              5.750% 07/01/24........  Aaa       AAA       2,326
                                                        --------
            NEW JERSEY -- 0.7%
   1,015    New Jersey State, Highway
              Authority, Garden State
              Parkway Generated
              Revenue, Series 1971,
              6.500% 01/01/11........  Aaa       AAA       1,084
   2,940    New Jersey, Financing
              Authority, Health Care
              Facilities Revenue,
              (Riverwood Center Inc.
              Project) Series 1991A,
              (FSA Insured),
              Prerefunded 07/01/01 @
              102,
              9.900% 07/01/21........  Aaa       AAA       3,185
                                                        --------
                                                           4,269
                                                        --------
            NEW MEXICO -- 0.3%
   1,940    New Mexico, Mortgage
              Finance Authority,
              Single-Family Mortgage
              Revenue, Series
              1997C-2, AMT,
              (GNMA/FNMA/FHLMC COLL),
              6.050% 07/01/28........  Aaa       NR        1,919
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NEW YORK -- 2.2%
 $ 2,000    Municipal Assistance
              Corporation for New
              York City, New York,
              Revenue, Series 1996E,
              5.200% 07/01/08........  Aa2       AA     $  2,014
   2,000    New York City, New York,
              Municipal Water Finance
              Authority, Water and
              Sewer Systems Revenue,
              Series 1997B,
              5.750% 06/15/29........  Aa3       A         1,956
   1,000    New York State, Dormitory
              Authority, Revenue,
              (Canisius College
              Project) Series 1995,
              (CAPMAC SURETY BOND),
              5.300% 07/01/08........  Aaa       AAA       1,009
   2,000    New York State, Energy
              Research and
              Development Authority,
              Facilities Revenue
              Refunding,
              (Consolidated Edison
              Company Project) Series
              1995A,
              6.100% 08/15/20........  A1        A+        2,031
   3,000    New York State, Local
              Government Assistance
              Corporation, Revenue,
              Series 1991D,
              Prerefunded 04/01/02 @
              102,
              6.750% 04/01/21........  Aaa       AAA       3,175
   3,000    New York State, Local
              Government Assistance
              Corporation, Revenue,
              Series 1995A,
              6.000% 04/01/16........  A3        AA-       3,081
                                                        --------
                                                          13,266
                                                        --------
            NORTH CAROLINA -- 1.4%
   2,425    Haywood County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Revenue Refunding,
              (Champion International
              Corporation Project)
              Series 1999,
              6.400% 11/01/24........  Baa1      NR        2,395
   1,950    North Carolina, Housing
              Finance Agency, Multi-
              Family Housing Revenue
              Refunding, Series
              1992B, (FHA COLL),
              6.900% 07/01/24........  Aa2       AA        2,034

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
 $ 2,500    North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Carolina
              Medicorp, Inc. Project)
              Series 1996,
              5.250% 05/01/26........  A1        AA     $  2,242
   2,000    University of North
              Carolina, Chapel Hill,
              University Revenue
              Refunding, Series 1996,
              5.000% 02/15/29........  Aa3       AA        1,717
                                                        --------
                                                           8,388
                                                        --------
            OHIO -- 4.0%
   1,500    Akron/Bath/Copley, Ohio,
              Joint Township Hospital
              District, Revenue,
              (Summa Hospital) Series
              1998A,
              5.375% 11/15/18........  Baa1      NR        1,217
   2,490    Dayton, Ohio, Special
              Facilities Revenue
              Refunding, (Air Freight
              Corporation Project)
              Series 1993F,
              6.050% 10/01/09........  NR        BBB       2,515
   4,500    Dayton, Ohio, Special
              Facilities Revenue,
              (Air Freight
              Corporation Project)
              Series 1988D, AMT,
              6.200% 10/01/09........  NR        BBB       4,548
   1,000    Lucas County, Ohio,
              Hospital Revenue,
              (Flower Hospital
              Project) Series 1993,
              Prerefunded 12/01/04 @
              101,
              6.125% 12/01/13........  NR        NR        1,054
   7,000    Montgomery County, Ohio,
              Hospital Revenue,
              Series 1999,
              6.750% 04/01/22........  Baa1      BBB+      6,598
   9,155    Ohio State, Solid Waste
              Disposal, Revenue, (USG
              Corporation Project)
              Series 1997, AMT,
              5.600% 08/01/32........  NR        BBB       7,850
                                                        --------
                                                          23,782
                                                        --------
            OKLAHOMA -- 0.8%
   2,770    Oklahoma State,
              Industrial Authority,
              Hospital Revenue,
              (Deaconess Health Care
              Project) Series 1997A,
              5.750% 10/01/17........  Baa2      BBB       2,334

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            OKLAHOMA -- (CONTINUED)
 $ 3,000    Oklahoma, Development
              Finance Authority,
              Revenue Refunding,
              (Hillcrest Healthcare
              Center Inc. Project)
              Series 1999A,
              5.000% 08/15/08........  Baa2      BBB    $  2,599
                                                        --------
                                                           4,933
                                                        --------
            OREGON -- 0.9%
   2,000    Chemeketa, Oregon,
              Community College
              District, GO, Series
              1996, (FGIC Insured),
              Prerefunded 06/01/06 @
              100,
              5.800% 06/01/12........  Aaa       AAA       2,094
   2,900    Portland, Oregon, Sewer
              Systems Revenue, Series
              1994A, Prerefunded
              06/01/04 @ 101,
              6.250% 06/01/15........  A1        AAA       3,075
                                                        --------
                                                           5,169
                                                        --------
            PENNSYLVANIA -- 2.8%
   3,000    Beaver County,
              Pennsylvania,
              Industrial Development
              Authority, PCR
              Refunding,
              (Pennsylvania Power and
              Light Company - Beaver
              Valley Project) Series
              1995, (AMBAC Insured),
              6.000% 09/01/28........  Aaa       AAA       3,007
   3,480    Butler, Pennsylvania,
              Area School District,
              State Aid Withholding
              GO, Series 1997, (FGIC
              Insured), Prerefunded
              11/15/07 @ 44.73,
              4.510%+ 11/15/21.......  Aaa       NR        1,048
   2,000    Lehigh County,
              Pennsylvania,
              Industrial Development
              Authority, PCR
              Refunding,
              (Pennsylvania Power and
              Light Company Project)
              Series 1992A, (MBIA
              Insured),
              6.400% 11/01/21........  Aaa       AAA       2,074
   1,000    Monroeville,
              Pennsylvania, Hospital
              Authority, Hospital
              Revenue Refunding,
              (Forbes Health Systems
              - Allegheny University
              Medical Centers
              Project) Series 1995,
              5.750% 10/01/05........  Caa1      CCC         945

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $ 1,725    Philadelphia,
              Pennsylvania, Hospital
              and Higher Education
              Facilities Authority,
              Hospital Revenue,
              (Frankford Hospital
              Project) Series 1993A,
              6.000% 06/01/14........  A3        NR     $  1,752
   3,125    Philadelphia,
              Pennsylvania, Hospital
              and Higher Education
              Facilities Authority,
              Hospital Revenue,
              (Frankford Hospital
              Project) Series 1993A,
              6.000% 06/01/23........  A3        NR        3,147
   4,800    Philadelphia,
              Pennsylvania,
              Industrial Development
              Authority, IDR
              Refunding, (Ashland Oil
              Inc. Project) Series
              1993,
              5.700% 06/01/05........  Baa1      NR        4,792
                                                        --------
                                                          16,765
                                                        --------
            RHODE ISLAND -- 0.5%
   2,845    Rhode Island State,
              Consolidated Capital
              Development Loan GO,
              Series 1996A, (MBIA
              Insured),
              5.600% 08/01/10........  Aaa       AAA       2,931
                                                        --------
            SOUTH CAROLINA -- 2.2%
   5,000    Georgetown County, South
              Carolina, Environmental
              Improvement Revenue
              Refunding,
              (International Paper
              Company Project) Series
              2000A, (GTY-AGMT),
              5.950% 03/15/14........  A3        BBB+      5,042
   2,000    South Carolina, State
              Housing Finance and
              Development Authority,
              Revenue, (Homeownership
              Mortgage Purchase
              Project) Series 1994A,
              6.375% 07/01/16........  AA        AA        2,034
   2,000    Spartanburg County, South
              Carolina, Solid Waste
              Disposal Facilities
              Revenue, (BMW U.S.
              Capital Corporation
              Project) Series 1994,
              AMT, (GTY-AGMT),
              7.550% 11/01/24........  NR        NR        2,124

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA
            -- (CONTINUED)
 $ 4,700    York County, South
              Carolina, Exempt
              Facilities IDR,
              (Hoechst Celanese
              Corporation Project)
              Series 1994, AMT,
              5.700% 01/01/24........  Baa2      BBB    $  4,155
                                                        --------
                                                          13,355
                                                        --------
            TENNESSEE -- 3.3%
   6,000    Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (University Health
              Systems Inc. Project)
              Series 1999,
              5.750% 04/01/19........  Baa1      NR        5,348
   3,000    Maury County, Tennessee,
              Industrial Development
              Board, Multi-Modal PCR
              Refunding, (General
              Motors Corporation -
              Saturn Corporation
              Project) Series 1994,
              6.500% 09/01/24........  A2        A         3,012
   2,750    McMinn County, Tennessee,
              Industrial Development
              Board, Recycling
              Facilities Revenue,
              (Bowater Inc. Project)
              Series 1992, AMT,
              7.400% 12/01/22........  Baa2      BBB       2,818
   1,000    Memphis, Tennessee, GO
              Refunding, Series 1996,
              5.200% 11/01/10........  Aa2       AA        1,003
   2,735    Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1992, AMT,
              6.750% 09/01/12........  Baa2      BBB       2,868
   2,500    Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Water and Sewer Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.200% 01/01/13........  Aaa       AAA       2,479

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 2,000    Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Water and Sewer Systems
              Revenue Refunding,
              Series 1996, (MBIA
              Insured),
              5.500% 01/01/14........  Aaa       AAA    $  2,016
                                                        --------
                                                          19,544
                                                        --------
            TEXAS -- 11.7%
   4,000    Alliance Airport
              Authority Inc., Texas,
              Special Facilities
              Revenue, (American
              Corporation - American
              Airlines Inc. Project)
              Series 1991, AMT,
              7.000% 12/01/11........  Baa1      BBB-      4,335
   2,000    Arlington, Texas,
              Independent School
              District, GO, Series
              1991, (PSFG Insured),
              6.500% 08/15/03........  Aaa       NR        2,104
   2,470    Beaumont, Texas,
              Independent School
              District, GO, Series
              1996, (PSF-GTD
              Insured),
              5.000% 02/15/17........  Aaa       AAA       2,284
   1,540    Bexar, Texas,
              Metropolitan Water
              District, Waterworks
              Revenue, Series 1995,
              (MBIA Insured),
              Prerefunded 05/01/05 @
              102,
              6.000% 05/01/15........  Aaa       AAA       1,639
   2,070    Bexar, Texas,
              Metropolitan Water
              District, Waterworks
              Revenue, Unrefunded
              Balance, Series 1995,
              (MBIA Insured),
              6.000% 05/01/15........  Aaa       AAA       2,140
   1,000    Brazos River Authority,
              Texas, Revenue
              Refunding, (Houston
              Light and Power Company
              Project) Series 1992B,
              (MBIA Insured),
              6.375% 04/01/12........  Aaa       AAA       1,050
   4,615    Cedar Hill, Texas,
              Independent School
              District, Capital
              Appreciation GO
              Refunding, Series 2000,
              (PSF-GTD),
              6.650%+ 08/15/18.......  NR        AAA       1,434

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,620    Cedar Hill, Texas,
              Independent School
              District, Capital
              Appreciation GO
              Refunding, Series 2000,
              (PSF-GTD),
              6.700%+ 08/15/19.......  NR        AAA    $  1,043
   1,275    Cypress-Fairbanks, Texas,
              Independent School
              District GO, Series
              1995 (PSF-GTD Insured),
              Prerefunded 02/15/05 @
              100,
              5.750% 02/15/16........  Aaa       AAA       1,321
   4,805    Cypress-Fairbanks, Texas,
              Independent School
              District GO, Unrefunded
              Balance, Series 1993A,
              (PSFG Insured),
              5.500% 02/15/11........  Aaa       AAA       4,840
   1,750    Dallas County, Texas, GO,
              Series 1996,
              5.250% 08/15/16........  Aaa       AAA       1,705
   1,075    Denton, Texas, Utility
              Systems Revenue
              Refunding, Series
              1996A, (MBIA Insured),
              5.700% 12/01/10........  Aaa       AAA       1,107
   3,290    Harris County, Texas, GO
              Revenue Refunding,
              (Toll Road Project) Sub
              Lien, Series 1991,
              6.750% 08/01/14........  Aa2       AA        3,436
   3,335    Harris County, Texas,
              Health Facilities
              Development Authority,
              Hospital Revenue,
              (Memorial Herman
              Hospital Systems
              Project) Series 1998,
              (FSA Insured),
              5.500% 06/01/11........  Aaa       AAA       3,362
   4,000    Harris County, Texas,
              Health Facilities
              Development Authority,
              Hospital Revenue,
              (Memorial Hospital
              Systems Project) Series
              1997A, (MBIA Insured),
              4.875% 06/01/05........  Aaa       AAA       3,945
   5,000    Houston, Texas, Airport
              Systems Revenue, Series
              1998B, AMT, (FGIC
              Insured),
              5.000% 07/01/16........  Aaa       AAA       4,548

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,000    Lower Neches Valley
              Authority, Texas,
              Industrial Development
              Corporation, Revenue
              Refunding, (Mobil Oil
              Refining Corporation
              Project) Series 1997,
              5.800% 05/01/22........  Aaa       AAA    $  3,903
   1,500    Lubbock, Texas, Health
              Facilities Development
              Corporation, Revenue,
              (St. Joseph Health
              Systems Project) Series
              1993,
              5.500% 07/01/14........  Aa        AA        1,481
   5,000    Lubbock, Texas, Health
              Facilities Development
              Revenue, (St. Joseph
              Health Systems Project)
              Series 1998,
              5.000% 07/01/07........  Aa3       AA        4,890
   2,000    North Central Texas,
              Health Facilities
              Development
              Corporation, Hospital
              Revenue, (Presbyterian
              Healthcare Project)
              Series 1991A,
              6.625% 06/01/11........  Aaa       NR        2,192
   4,500    Port of Bay City
              Authority, Texas,
              Matagorda County
              Revenue, (Hoechst
              Celanese Corporation
              Project), Series 1996,
              6.500% 05/01/26........  Baa2      A+        4,431
   4,000    Red River Authority,
              Texas, PCR Refunding,
              Series 1991, (AMBAC
              Insured),
              5.200% 07/01/11........  Aaa       AAA       3,946
   2,000    Texas City, Texas, IDR,
              Refunding, (Atlantic
              Richfield Company
              Project) Series 1990,
              7.375% 10/01/20........  A2        A         2,361
   5,000    Texas State, Department
              of Housing and
              Community Affairs,
              Single-Family Mortgage
              Revenue, Series
              1997A-3, AMT,
              (GNMA/FNMA COLL, MBIA
              Insured),
              5.800% 09/01/29........  Aaa       AAA       4,737

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,000    Texas, Guadalupe Blanco
              River Authority,
              Revenue Refunding,
              (Standard Oil Company
              Project) Series 1983,
              6.550% 05/01/13........  Aa3       AA+    $  2,102
                                                        --------
                                                          70,336
                                                        --------
            UTAH -- 2.2%
   2,000    Emery County, Utah, PCR
              Refunding, (Pacificorp
              Project) Series 1993A,
              (AMBAC Insured),
              5.650% 11/01/23........  Aaa       AAA       1,924
   8,300    Murray City, Utah,
              Hospital Revenue
              Refunding, (IHC Health
              Services, Inc. Project)
              Series 1996, (MBIA
              Insured),
              5.000% 05/15/22........  Aaa       AAA       7,262
   2,000    Provo, Utah, Electric
              Revenue, Series 1980,
              10.125% 04/01/15.......  Aaa       AAA       2,672
   1,300    Salt Lake City, Utah,
              Water and Sewer
              Revenue, Series 1994,
              (AMBAC Insured),
              Prerefunded 02/01/04 @
              100,
              6.100% 02/01/14........  Aaa       AAA       1,356
                                                        --------
                                                          13,214
                                                        --------
            VIRGINIA -- 3.2%
   2,000    Covington-Allegheny
              County, Virginia, IDR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              6.650% 09/01/18........  A2        A-        2,101
   2,830    Fairfax County, Virginia,
              Water Authority,
              Revenue, Unrefunded
              Balance, Series 1992,
              6.000% 04/01/22........  Aa2       AA        2,895
   1,670    Fairfax County, Virginia,
              Water Authority, Water
              Revenue Refunding,
              Series 1992,
              Prerefunded 04/01/07 @
              102,
              6.000% 04/01/22........  Aaa       AAA       1,796
  10,600    Fairfax County, Virginia,
              Water Authority, Water
              Revenue Refunding,
              Series 1997,
              5.000% 04/01/29........  Aa2       AA        9,335

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,000    Norfolk, Virginia,
              Capital Improvement GO,
              Series 1997, (FGIC
              Insured),
              5.375% 06/01/15........  Aaa       AAA    $  1,002
   2,000    Virginia State, Resource
              Authority, Systems
              Revenue Refunding,
              Series 1998,
              5.000% 05/01/22........  NR        AA        1,786
                                                        --------
                                                          18,915
                                                        --------
            WASHINGTON -- 7.8%
   5,000    Chelan County,
              Washington, Development
              Corporation PCR
              Refunding, (Alcoa, Inc.
              Project) Series 1995,
              5.850% 12/01/31........  A1        A+        4,861
   2,310    Chelan County,
              Washington, Public
              Utilities District
              Division III, Revenue,
              Series 1997A, AMT,
              Mandatory Put 07/01/09
              @ 100,
              5.600% 07/01/32........  Aa3       AA        2,211
   2,480    Clark County, Washington,
              Sewer Revenue, Series
              1996, (MBIA Insured),
              5.800% 12/01/11........  Aaa       AAA       2,561
   1,035    King County, Washington,
              Library Systems GO,
              Series 1992,
              6.150% 12/01/10........  AA        AA-       1,084
   2,000    King County, Washington,
              School District No.
              415, GO, Series 1996,
              (FSA Insured),
              5.800% 06/01/13........  Aaa       AAA       2,046
   3,000    King County, Washington,
              Sewer GO Refunding,
              Series 1996C,
              5.250% 01/01/17........  Aa1       AA+       2,868
   7,150    Pierce County,
              Washington, Economic
              Development Revenue,
              (Occidental Petroleum
              Corporation Project)
              Series 1993, AMT,
              5.800% 09/01/29........  Baa2      BBB-      6,295
   2,000    Seattle, Washington, GO,
              Series 1996A,
              5.625% 01/15/10........  Aa1       AA+       2,048
   2,000    Seattle, Washington,
              Municipal Light and
              Power Revenue, Series
              1994, Prerefunded
              07/01/04 @ 102,
              6.625% 07/01/16........  Aa2       AA        2,163

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            WASHINGTON -- (CONTINUED)
 $ 3,500    Washington State, GO
              Refunding, Series
              1991R-92A,
              6.500% 09/01/04........  Aa1       AA+    $  3,619
   5,000    Washington State, GO,
              Series 1990A,
              6.750% 02/01/15........  Aa1       AA+       5,709
   3,000    Washington State, GO,
              Series 1992-93A,
              5.750% 10/01/12........  Aa1       AA+       3,147
   3,000    Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              Series 1993B, (FSA
              Insured),
              5.400% 07/01/05........  Aaa       AAA       3,045
   5,000    Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              Series 1996A, (MBIA
              Insured),
              5.750% 07/01/11........  Aaa       AAA       5,142
                                                        --------
                                                          46,799
                                                        --------
            WEST VIRGINIA -- 0.7%
   1,450    Jefferson County, West
              Virginia, Board of
              Education, GO, Series
              1989, (FGIC Insured),
              6.850% 07/01/07........  Aaa       AAA       1,609
   1,560    Jefferson County, West
              Virginia, Board of
              Education, GO, Series
              1989, (FGIC Insured),
              6.850% 07/01/08........  Aaa       AAA       1,746
   1,000    West Virginia University,
              State University
              Systems Revenue,
              (Marshall University
              Library) Series 1996,
              (AMBAC Insured),
              5.750% 04/01/16........  Aaa       AAA       1,012
                                                        --------
                                                           4,367
                                                        --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            WISCONSIN -- 1.7%
 $ 4,000    Nekoosa, Wisconsin, PCR,
              (Nekoosa Papers Inc.
              Project) Series 1999B,
              5.500% 07/01/15........  Baa2      NR     $  3,581
   1,000    Wisconsin State, GO
              Refunding, Series
              1993-1,
              5.800% 11/01/08........  Aa2       AA        1,052
   6,600    Wisconsin State, Health
              and Educational
              Facilities Authority,
              Revenue, (Aurora Health
              Care Inc.) Series
              1999A,
              5.600% 02/15/29........  NR        BBB+      5,293
                                                        --------
                                                           9,926
                                                        --------
            WYOMING -- 1.2%
   2,300    Campbell County, Wyoming,
              School District Number
              001 Gillette, GO,
              Series 1996, (SCH BD
              GTY),
              5.550% 06/01/06........  Aaa       AAA       2,358
   5,000    Wyoming, Student Loan
              Corporation, Revenue
              Refunding, Series
              1999A,
              6.250% 06/01/29........  NR        AA        5,088
                                                        --------
                                                           7,446
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $583,240)........................    590,859
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Municipal Income Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

 SHARES                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.9%
              (Cost $5,384)
    5,384   Nations Municipal Reserves#..........   $  5,384
                                                    --------
            TOTAL INVESTMENTS
              (Cost $588,624*)............   99.6%   596,243
                                                    --------
            OTHER ASSETS AND LIABILITIES
              (NET).......................    0.4%
            Receivable for Fund shares sold......   $    539
            Interest receivable..................     10,512
            Payable for Fund shares redeemed.....       (816)
            Investment advisory fee payable......       (152)
            Administration fee payable...........       (102)
            Shareholder servicing and
              distribution fees payable..........        (14)
            Distributions payable................     (2,461)
            Payable for investment
              securities purchased...............     (4,811)
            Accrued Trustees'/Directors'
              fees and expenses..................        (22)
            Accrued expenses and other
              liabilities........................       (116)
                                                    --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)..................      2,557
                                                    --------
            NET ASSETS....................  100.0%  $598,800
                                                    ========
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income.............................   $    931
            Accumulated net realized loss on
              investments sold...................     (6,196)
            Net unrealized appreciation of
              investments........................      7,619
            Paid-in capital......................    596,446
                                                    --------
            NET ASSETS...........................   $598,800
                                                    ========


                                                     VALUE
------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($552,650,477 / 51,716,775 shares
              outstanding).......................     $10.69
                                                      ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($35,936,689 / 3,363,562
              shares outstanding)................     $10.68
                                                      ======
            Maximum sales charge.................      4.75%
            Maximum offering price per share.....     $11.21
            INVESTOR B SHARES:
            Net asset value and offering price
              per share** ($8,794,533 / 823,028
              shares outstanding)................     $10.69
                                                      ======
            INVESTOR C SHARES:
            Net asset value and offering price
              per share** ($1,418,313 / 132,705
              shares outstanding)................     $10.69
                                                      ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $7,613 on investment securities was comprised of gross appreciation of $19,232 and gross depreciation of $11,619 for Federal income tax purposes. At March 31, 2000, the aggregate cost of securities for Federal income tax purposes was $588,630.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when-issued" basis.

Nations Municipal Income Fund had the following insurance concentration greater than 10% at March 31, 2000 (as a percentage of net assets):
   MBIA                                                                   14.40%

Nations Municipal Income Fund had the following industry concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            24.96%
   Hospital Revenue                                                       11.83%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 98.2%
            CALIFORNIA -- 95.4%
 $1,465     ABAG Finance Authority
              for NonProfit
              Corporations,
              California,
              Certificates of
              Participation
              Refunding, (Episcopal
              Homes Foundation
              Project) Series 1998,
              4.625% 07/01/04........  NR        A-     $  1,414
  2,000     ABAG Finance Authority
              for NonProfit
              Corporations,
              California,
              Multi-Family Revenue
              Refunding, Series
              2000A,
              (GTY-AGMT), Mandatory
              Put 8/15/08 @ 100,
              6.400% 08/15/30........  Baa2      BBB       2,028
  1,000     ABAG Finance Corporation,
              California,
              Certificates of
              Participation, (ABAG
              XXVI Project) Series
              1992A,
              6.250% 06/01/11........  NR        A         1,022
  3,000     Alameda County,
              California,
              Certificates of
              Participation,
              Refunding, (Santa Rita
              Jail Project) Series
              1993, (MBIA Insured),
              5.700% 12/01/14........  Aaa       AAA       3,070
  5,000     Beverly Hills,
              California, Public
              Financing Authority,
              Lease Revenue, (Capital
              Imports Project) Series
              1998A,
              5.000% 06/01/23........  Aa3       AA-       4,512
  1,185     Bodega Bay, California,
              Fire Protection
              District, Certificates
              of Participation, (Fire
              Station Project) Series
              1996,
              6.450% 10/01/31........  NR        BBB-      1,182
  1,000     California Health
              Facilities Financing
              Authority, Revenue
              Refunding, (Adventist
              Health Project) Series
              1991A,
              (MBIA Insured),
              7.000% 03/01/13........  Aaa       AAA       1,039
  1,000     California Health
              Facilities Financing
              Authority, Revenue,
              (Adventist Health
              Systems/Sunbelt West
              Project) Series 1991B,
              (MBIA Insured),
              6.500% 03/01/07........  Aaa       AAA       1,040

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,500     California Health
              Facilities Financing
              Authority, Revenue,
              (Cedars-Sinai Medical
              Center) Series 1999A,
              6.125% 12/01/19........  A2        NR     $  1,506
  2,500     California Health
              Facilities Financing
              Authority, Revenue,
              (Kaiser Permanente
              Project) Series 1998A,
              (FSA Insured),
              5.000% 06/01/07........  Aaa       AAA       2,540
  3,000     California Health
              Facilities Financing
              Authority, Revenue,
              (Kaiser Permanente
              Project) Series 1998A,
              (FSA Insured),
              5.000% 06/01/24........  Aaa       AAA       2,676
  2,000     California Housing
              Finance Agency, Home
              Mortgage Revenue,
              Series 1994F-3,
              AMT, (MBIA/FHA/VA
              Insured),
              6.100% 08/01/15........  Aaa       AAA       2,007
  2,750     California Housing
              Finance Agency, Home
              Mortgage Revenue,
              Series 1997I,
              AMT, (MBIA Insured),
              5.650% 08/01/17........  Aaa       AAA       2,743
  3,000     California Housing
              Finance Agency, Home
              Mortgage Revenue,
              Series 1997I,
              AMT, (MBIA Insured),
              5.750% 02/01/29........  Aaa       AAA       2,913
  2,050     California Housing
              Finance Agency,
              Single-Family Mortgage
              Revenue, Series
              1997B-3, Class I,
              AMT, (FHA Insured),
              5.400% 08/01/28........  Aaa       AAA       1,904
  1,000     California Pollution
              Control Financing
              Authority, PCR,
              (Pacific Gas and
              Electric Company
              Project) Series 1992A,
              AMT,
              6.625% 06/01/09........  A1        AA-       1,054
  1,000     California Pollution
              Control Financing
              Authority, PCR,
              (Southern California
              Edison Company Project)
              Series 1992B, AMT,
              6.400% 12/01/24........  A1        A+        1,013

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $4,500     California State,
              Department of Water
              Resources, Water
              Systems Revenue,
              (Center Valley Project)
              Series 1993L,
              5.700% 12/01/16........  Aa2       AA     $  4,556
  2,000     California State,
              Department of Water
              Resources, Water
              Systems Revenue,
              (Center Valley Project)
              Series 1997S,
              5.000% 12/01/17........  Aa2       AA        1,881
  2,600     California State, GO,
              Series 1995, (FGIC-TCRS
              Insured),
              5.250% 10/01/17........  Aaa       AAA       2,533
  4,000     California State, Public
              Works Board, Lease
              Revenue, (Department of
              Corrections State
              Prison Project) Series
              1993E,
              5.500% 06/01/19........  A         A+        3,916
  3,000     California, Statewide
              Communities Development
              Authority, Revenue
              Certificates of
              Participation, (John
              Muir/Mount Diablo
              Health Systems Project)
              Series 1997, (MBIA
              Insured),
              5.125% 08/15/17........  Aaa       AAA       2,850
  1,000     Capital Area Development
              Authority, California,
              Lease Revenue, Series
              1992A, (MBIA Insured),
              6.500% 04/01/12........  Aaa       AAA       1,051
  1,615     Central Valley Financing
              Authority, California,
              Cogeneration Project
              Revenue Refunding,
              (Carson Ice-General
              Project) Series 1998,
              (MBIA Insured),
              5.250% 07/01/12........  Aaa       AAA       1,639
  3,000     Central Valley,
              California, Financing
              Authority Revenue,
              (Carson Ice Project)
              Series 1993,
              6.000% 07/01/09........  NR        BBB-      3,048
  1,280     Chino, California,
              Unified School
              District, Certificates
              of Participation, (Land
              Acquisition Project)
              Series 1994A, (FSA
              Insured),
              6.600% 09/01/14........  Aaa       AAA       1,313

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,250     Del Mar, California, Race
              Track Authority,
              Revenue Refunding,
              Series 1996,
              6.000% 08/15/06........  NR        NR     $  1,275
  1,200     Del Mar, California, Race
              Track Authority,
              Revenue Refunding,
              Series 1996,
              6.000% 08/15/08........  NR        NR        1,214
  1,000     Del Mar, California, Race
              Track Authority,
              Revenue Refunding,
              Series 1996,
              6.200% 08/15/11........  NR        NR        1,018
  3,000     East Bay Municipal
              Utilities District,
              California, Water
              Systems Revenue
              Refunding, Series 1996,
              (FGIC Insured),
              5.000% 06/01/16........  Aaa       AAA       2,859
  1,000     Eastern Municipal Water
              District, California,
              Water and Sewer
              Certificates of
              Participation, Series
              1991, (FGIC Insured),
              6.750% 07/01/12........  Aaa..     AAA       1,164
  1,500     Elsinore Valley Municipal
              Water District,
              California,
              Certificates of
              Participation
              Refunding, Series
              1992A, (FGIC Insured),
              6.000% 07/01/12........  Aaa       AAA       1,640
    925     Emeryville, California,
              Public Financing
              Authority, Revenue,
              Unrefunded Balance,
              (Redevelopment Project)
              Series 1993A,
              6.500% 05/01/21........  NR        A-          942
  1,500     Escondido JT Powers
              Financing Authority,
              California, Lease
              Revenue, (California
              Center for the Arts
              Project) Series 1995,
              (AMBAC Insured),
              6.000% 09/01/18........  Aaa       AAA       1,547
  1,000     Foothill/Eastern Corridor
              Agency, California,
              Toll Road Revenue
              Refunding, Series 1999,
              5.750% 01/15/40........  BAa3      BBB-        936
  2,000     Foothill/Eastern Corridor
              Agency, California,
              Toll Road Revenue
              Refunding, Series 1999,
              (MBIA Insured),
              5.125% 01/15/15........  Aaa       AAA       1,955

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $3,000     Foothill/Eastern Corridor
              Agency, California,
              Toll Road Revenue, Sr.
              Lien, Series 1995A,
              Prerefunded 01/01/10 @
              100,
              6.000% 01/01/16........  Aaa       AAA    $  3,246
  1,965     Fremont, California,
              Public Financing
              Authority, Revenue,
              (Local Improvement
              District 39R Project)
              Series 1996,
              6.000% 09/01/11........  NR        NR        1,996
  5,000     Fresno, California, Sewer
              Revenue, Series
              1993A-1, (AMBAC
              Insured),
              6.250% 09/01/14........  Aaa       AAA       5,576
  1,000     Industry California Urban
              Development Agency, Tax
              Allocation Refunding,
              (Transportation
              Distribution Project)
              Series 1992-3,
              6.900% 11/01/16........  NR        A-        1,047
  2,000     Inland Empire,
              California, Solid Waste
              Authority, Revenue,
              (Landfill Improvement
              Financing Project)
              Series 1996B, AMT, (FSA
              Insured),
              6.250% 08/01/11........  Aaa       AAA       2,184
  1,500     Los Angeles County,
              California, Sanitation
              Districts Financing
              Authority, Revenue,
              (Capital Projects)
              Series 1993A,
              5.375% 10/01/13........  AA        AA        1,517
  2,500     Los Angeles County,
              California,
              Transportation
              Commission, Sales Tax
              Revenue, Refunding,
              Series 1991B,
              6.500% 07/01/13........  A1        AA-       2,601
  3,000     Los Angeles, California,
              Convention and
              Exhibition Center
              Authority, Lease
              Revenue Refunding,
              Series 1993A, (MBIA-IBC
              Insured),
              6.000% 08/15/10........  Aaa       AAA       3,266
  2,000     Los Angeles, California,
              Department of Water and
              Power, Waterworks
              Revenue Refunding,
              Series 1993,
              5.750% 04/15/12........  Aa3       AA        2,054
  2,000     Los Angeles, California,
              GO, Series 1999B,
              5.250% 09/01/14........  Aa2       AA        1,996

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $2,000     Los Angeles, California,
              Harbor Development
              Revenue, Series 1995B,
              AMT,
              6.625% 08/01/25........  Aa3       AA     $  2,105
  3,750     Los Angeles, California,
              Parking Revenue, Series
              1999A, (AMBAC Insured),
              5.250% 05/01/29........  Aaa       AAA       3,506
  2,000     Manhattan Beach,
              California, Unified
              School District,
              Certificates of
              Participation, Series
              1995B, (MBIA Insured),
              6.500%+ 08/01/20##.....  Aaa       AAA       2,057
  3,000     Metropolitan Water
              District of Southern
              California, Waterworks
              Revenue Refunding,
              Series 1993A,
              5.750% 07/01/21........  Aa2       AA        3,082
  1,000     Natomas, California,
              Unified School
              District, GO, Series
              1993A, (MBIA Insured),
              5.750% 09/01/17........  Aaa       AAA       1,012
  2,000     Northern California,
              Transmission Revenue,
              (California-Oregon
              Transmission Project)
              Series 1992A, (MBIA
              Insured),
              6.250% 05/01/10........  Aaa       AAA       2,096
  2,500     Northridge Water
              District, California,
              Revenue Certificates of
              Participation, Series
              1996, (AMBAC Insured),
              5.250% 02/01/18........  Aaa       AAA       2,413
  1,000     Oakland, California,
              State Building
              Authority, Lease
              Revenue, (Elihu M.
              Harris Project) Series
              1998A, (AMBAC Insured),
              5.000% 04/01/17........  Aaa       AAA         941
  2,500     Orange County,
              California, Airport
              Revenue Refunding,
              Series 1997, AMT, (MBIA
              Insured),
              5.500% 07/01/10........  Aaa       AAA       2,588
  2,500     Pasadena, California,
              Community Development
              Commission,
              Multi-Family Housing
              Revenue, (Civic Center
              Project) Series 1991A,
              AMT, (FSA Insured),
              6.400% 12/01/12........  Aaa       AAA       2,560

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $5,000     Port Oakland, California,
              Port Revenue Refunding,
              Series 1997H, AMT,
              (MBIA Insured),
              5.500% 11/01/15........  Aaa       AAA    $  5,019
  2,500     Poway, California,
              Certificates of
              Participation
              Refunding, (Poinsettia
              Mobilehome Park
              Project) Series 1992,
              (FSA Insured),
              6.375% 06/01/18........  Aaa       AAA       2,582
  1,000     Rancho, California, Water
              District Financing
              Authority, Revenue,
              Series 1991, (AMBAC
              Insured),
              6.400% 08/15/04........  Aaa       AAA       1,040
  2,000     Rancho, California, Water
              District, Financing
              Authority, Revenue
              Refunding, Series 1995,
              (FGIC Insured),
              5.900% 11/01/15........  Aaa       AAA       2,074
  2,900     Sacramento, California,
              Power Authority
              Revenue, (Cogeneration
              Project) Series 1995,
              5.875% 07/01/15........  NR        BBB-      2,832
  2,000     San Diego, California,
              Convention Center
              Expansion Financing
              Authority, Lease
              Revenue, Series 1998A,
              (AMBAC Insured),
              4.750% 04/01/28........  Aaa       AAA       1,714
  2,000     San Diego, California,
              Special Tax, Community
              Facilities District No.
              1, Series 1995B,
              Prerefunded 09/01/05 @
              102,
              7.000% 09/01/15........  NR        NR        2,262
  1,450     San Francisco City and
              County Airports
              Commission, California,
              International Airport
              Revenue, Series 1993-2,
              Unrefunded Balance,
              (MBIA Insured),
              6.750% 05/01/13........  Aaa       AAA       1,548
  3,000     San Francisco,
              California, City and
              County Airport
              Commission,
              International Airport
              Revenue, Series
              1996-2-10A, AMT, (MBIA
              Insured),
              5.700% 05/01/26........  Aaa       AAA       2,935

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,000     San Francisco,
              California, State
              Building Authority,
              Lease Revenue, (General
              Services Department
              Project) Series 1993A,
              (MBIA-IBC Insured),
              5.000% 10/01/08........  Aaa       AAA    $  1,018
  1,750     San Joaquin County,
              California,
              Certificates of
              Participation, (Capital
              Facilities Project)
              Series 1993, (MBIA
              Insured),
              5.500% 11/15/13........  Aaa       AAA       1,820
  3,000     San Joaquin Hills,
              California,
              Transportation Corridor
              Agency, Toll Road
              Revenue Refunding,
              Capital Appreciation,
              Series 1997A,
              5.600%+ 01/15/16.......  Baa3      BBB-      1,875
  3,670     San Jose Redevelopment
              Agency, California, Tax
              Allocation, (Merged
              Area Redevelopment
              Project) Series 1993,
              (MBIA Insured),
              6.000% 08/01/15........  Aaa       AAA       3,961
  3,000     San Jose, California,
              Financing Authority
              Revenue, (Convention
              Center Refunding
              Project) Series 1993C,
              6.400% 09/01/17........  Aa3       A+        3,080
  2,000     San Mateo County,
              California, JT Powers
              Authority, Lease
              Revenue, (Capital
              Project) Series 1997A,
              (FSA Insured),
              5.125% 07/15/32........  Aaa       AAA       1,815
  1,130     Santa Ana, California,
              Financing Authority,
              Lease Revenue, (Police
              Administration and
              Holding Facilities
              Project) Series 1994A,
              (MBIA Insured),
              5.625% 07/01/09........  Aaa       AAA       1,177
  1,295     Scotts Valley,
              California, Unified
              School District, Series
              1997B, (FGIC Insured),
              5.375% 08/01/17........  Aaa       NR        1,281

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $1,000     Southern California Rapid
              Transit District,
              Certificates of
              Participation, (Workers
              Compensation Fund
              Project) Series 1990,
              (MBIA Insured),
              6.000% 07/01/10........  Aaa       AAA    $  1,038
  1,000     Southern California,
              Public Power Authority,
              Power Revenue, Series
              1989,
              6.750% 07/01/13........  A2        A         1,140
  1,370     Thousand Oaks
              Redevelopment Agency,
              California, Tax
              Allocation, Refunding,
              (Thousand Oaks
              Boulevard Redevelopment
              Project) Series 1995,
              (MBIA Insured),
              5.250% 12/01/08........  Aaa       AAA       1,413
  1,290     Thousand Oaks
              Redevelopment Agency,
              California, Tax
              Allocation, Refunding,
              (Thousand Oaks
              Boulevard Redevelopment
              Project) Series 1995,
              (MBIA Insured),
              5.400% 12/01/09........  Aaa       AAA       1,335
  1,250     Union City, California,
              Community Redevelopment
              Agency, Tax Allocation,
              (Community
              Redevelopment Project)
              Series 1993, (AMBAC
              Insured),
              5.850% 10/01/23........  Aaa       AAA       1,259
  5,000     University of California,
              Hospital Revenue,
              (University of
              California Medical
              Center Project) Series
              1996, (AMBAC Insured),
              5.750% 07/01/24........  Aaa       AAA       4,948
  3,000     University of California,
              Hospital Revenue,
              (University of
              California Medical
              Center Project) Series
              1996, (AMBAC Insured),
              6.000% 07/01/26........  Aaa       AAA       3,044

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $3,000     West Covina, California,
              Redevelopment Agency,
              Community Facilities
              District Special Tax,
              Refunding, (Fashion
              Plaza Project) Series
              1996,
              6.000% 09/01/17........  NR        A      $  3,129
  1,025     Westwood, California,
              Unified School
              District, GO, Series
              1996,
              6.500% 08/01/21........  NR        BBB       1,037
                                                        --------
                                                         175,219
                                                        --------
            PUERTO RICO -- 2.8%
  5,000     Puerto Rico, Electric
              Power Authority,
              Revenue,
              6.000% 07/01/14........  Baa1      BBB+      5,147
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $176,302)........................    180,366
                                                        --------

SHARES
(000)
------
         INVESTMENT COMPANIES -- 0.7%
           (Cost $1,371)
1,371    Nations Municipal Reserves#............      1,371
                                                   --------
         TOTAL INVESTMENTS
           (Cost $177,673*)..............   98.9%   181,737
                                                   --------
         OTHER ASSETS AND LIABILITIES
           (NET).........................    1.1%
         Cash...................................   $      1
         Receivable for Fund shares sold........        209
         Interest receivable....................      2,629
         Payable for Fund shares redeemed.......       (264)
         Investment advisory fee payable........        (74)
         Administration fee payable.............        (31)
         Shareholder servicing and
           distribution fees payable............        (31)
         Distributions payable..................       (336)
         Accrued Trustees'/Directors' fees
           and expenses.........................        (11)
         Accrued expenses and other
           liabilities..........................        (39)
                                                   --------
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET)................................      2,053
                                                   --------
         NET ASSETS......................  100.0%  $183,790
                                                   ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations California Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

                                                    VALUE
                                                    (000)
-----------------------------------------------------------
         NET ASSETS CONSIST OF:
         Undistributed net investment income....   $    313
         Accumulated net realized gain on
           investments sold.....................         62
         Net unrealized appreciation of
           investments..........................      4,064
         Paid-in capital........................    179,351
                                                   --------
         NET ASSETS.............................   $183,790
                                                   ========
         PRIMARY A SHARES:
         Net asset value, offering and
           redemption price per share
           ($21,654,272 / 3,036,459 shares
           outstanding).........................      $7.13
                                                      =====
         INVESTOR A SHARES:
         Net asset value, and redemption price
           per share ($157,671,534 / 22,077,950
           shares outstanding)..................      $7.14
                                                      =====
         Maximum sales charge...................      4.75%
         Maximum offering price per share.......      $7.50
         INVESTOR B SHARES:
         Net asset value and offering price per
           share** ($4,205,984 / 588,849 shares
           outstanding).........................      $7.14
                                                      =====
         INVESTOR C SHARES:
         Net asset value and offering price per
           share** ($257,919 / 36,217 shares
           outstanding).........................      $7.12
                                                      =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $4,064 on investment securities was comprised of gross appreciation of $5,631 and gross depreciation of $1,567 for Federal income tax purposes. At March 31, 2000, the aggregate cost of securities for Federal income tax purposes was $177,673.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

## Step Bond.

Nations California Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2000 (as a percentage of net assets):
   AMBAC                                                                  15.82%
   FGIC                                                                   13.57%
   MBIA                                                                   25.99%

Nations California Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

   Hospital Revenue                                                       10.81%
   Water Revenue                                                          16.43%
   Transportation Revenue                                                 10.43%
   Lease Revenue                                                          22.00%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 98.0%
            FLORIDA -- 98.0%
 $2,000     Alachua County, Florida,
              Health Facilities
              Authority, Revenue,
              (Shands Hospital at the
              University of Florida
              Project) Series 1992,
              (MBIA Insured),
              6.100% 12/01/05........  Aaa       AAA    $  2,061
  3,375     Bay County, Florida, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1998A,
              5.100% 09/01/12........  A3        BBB+      3,189
  1,000     Bay Medical Center,
              Florida, Hospital
              Revenue Refunding, (Bay
              Medical Center Project)
              Series 1996, (AMBAC
              Insured),
              5.000% 10/01/05........  Aaa       AAA       1,004
  2,000     Bay Medical Center,
              Florida, Hospital
              Revenue Refunding, (Bay
              Medical Center Project)
              Series 1996, (AMBAC
              Insured),
              5.450% 10/01/12........  Aaa       AAA       2,021
  2,000     Boca Raton, Florida,
              Water and Sewer Revenue
              Refunding, Series 1992,
              5.600% 10/01/04........  Aa2       AA-       2,053
  1,000     Brevard County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Wuesthoff
              Memorial Hospital
              Project) Series 1996,
              (MBIA Insured),
              6.250% 04/01/06........  Aaa       AAA       1,064
  1,000     Broward County, Florida,
              Gas Tax Revenue, Series
              1991, Prerefunded
              09/01/01 @ 101,
              6.400% 09/01/03........  A1        AA-       1,035
  2,000     Broward County, Florida,
              GO Refunding, Series
              1992C,
              5.600% 01/01/01........  Aa2       AA        2,022
  3,000     Broward County, Florida,
              GO Refunding, Series
              1992C,
              6.200% 01/01/07........  Aa2       AA        3,124
  2,000     Broward County, Florida,
              School District, GO
              Refunding, Series 1992,
              6.000% 02/15/07........  A1        AA-       2,072

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,000     Broward County, Florida,
              Solid Waste Systems
              Revenue, Series 1993A,
              (MBIA Insured),
              5.500% 07/01/04........  Aaa       AAA    $  2,052
  2,275     Clearwater, Florida,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1998,
              (FGIC Insured),
              4.850%+ 12/01/11.......  Aaa       AAA       1,203
  1,000     Clearwater, Florida,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1998,
              (FGIC Insured),
              5.080%+ 12/01/13.......  Aaa       AAA         466
  3,000     Clearwater, Florida,
              Water and Sewer
              Authority, Revenue,
              Series 1993,
              (AMBAC Insured),
              5.000% 12/01/02........  Aaa       AAA       3,030
  1,000     Collier County, Florida,
              Water and Sewer
              District, Revenue,
              Series 1992,
              (FGIC Insured),
              6.375% 07/01/10........  Aaa       AAA       1,054
  2,300     Dade County, Florida
              School District, GO
              Refunding, Series 1993,
              (AMBAC Insured),
              5.000% 07/15/01........  Aaa       AAA       2,319
  1,000     Dade County, Florida,
              Aviation Facility
              Revenue Refunding,
              Series 1994B, AMT,
              (AMBAC Insured),
              6.300% 10/01/05........  Aaa       AAA       1,066
  3,650     Dade County, Florida,
              Aviation Revenue,
              (Miami International
              Airport Project) Series
              1997B, AMT, (FSA
              Insured),
              5.000% 10/01/06........  Aaa       AAA       3,638
  2,000     Delray Beach, Florida,
              Water and Sewer Revenue
              Refunding, Series
              1993A, (AMBAC Insured),
              5.000% 10/01/02........  Aaa       AAA       2,019
  1,000     Delray Beach, Florida,
              Water and Sewer Revenue
              Refunding, Series
              1993A, (AMBAC Insured),
              5.000% 10/01/03........  Aaa       AAA       1,011

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,565     Dunes, Florida, Community
              Development District,
              Revenue Refunding,
              (Intracoastal Waterway
              Bridge Project) Series
              1993,
              5.300% 10/01/03........  NR        BBB    $  1,571
  1,900     Dunes, Florida, Community
              Development District,
              Revenue Refunding,
              (Intracoastal Waterway
              Bridge Project) Series
              1993,
              5.400% 10/01/04........  NR        BBB       1,910
  1,865     Duval County, Florida,
              Housing Finance
              Authority, Multi-Family
              Mortgage Revenue
              Refunding, (The Cove
              Project) Series 1992,
              6.100% 10/01/02........  NR        AAA       1,902
  2,000     Escambia County, Florida,
              Housing Finance
              Authority,
              Single-Family Mortgage
              Revenue, (Multi-County
              Program Project) Series
              2000A, AMT,
              (MBIA/FHA/VA Insured),
              6.300% 10/01/20........  Aaa       NR        2,053
  3,600     Escambia County, Florida,
              PCR, (Champion
              International
              Corporation Project)
              Series 1996, AMT,
              6.400% 09/01/30........  Baa1      NR        3,460
  1,700     Escambia County, Florida,
              Utilities Authority
              Systems Revenue, Series
              1996, (FGIC Insured),
              5.625% 01/01/21........  Aaa       AAA       1,693
  1,500     Florida State, Board of
              Education, Capital
              Outlay GO, Unrefunded
              Balance, Series 1989A,
              7.250% 06/01/23........  Aa2       AA+       1,537
  1,450     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO Refunding,
              Series 1992,
              5.500% 06/01/01........  Aa2       AA+       1,470
  1,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO Refunding,
              Series 1993A,
              5.000% 06/01/08........  Aa2       AA+       1,001

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1992C, Prerefunded
              06/01/02 @ 101,
              6.500% 06/01/11........  Aaa       AA+    $  1,046
  4,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1993D,
              5.200% 06/01/11........  Aa2       AA+       3,999
  1,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1996A,
              5.000% 06/01/18........  Aa2       AA+         923
  1,500     Florida State, Department
              of Transportation, GO,
              (Right of Way Bridge
              Project) Series 1996,
              5.375% 07/01/26........  Aa2       AA+       1,426
  1,000     Florida State, Division
              of Bond Financing,
              Department of General
              Services, Revenue
              Refunding, Florida
              Facilities Pool, Series
              1993, (AMBAC Insured),
              4.800% 09/01/01........  Aaa       AAA       1,006
  3,000     Florida State, Division
              of Bond Financing,
              Department of General
              Services, Revenue,
              (Department of Natural
             Resources - Preservation
              2000 Project) Series
              1991A, (AMBAC Insured),
              6.250% 07/01/01........  Aaa       AAA       3,069
  1,000     Florida State, Division
              of Bond Financing,
              Department of General
              Services, Revenue,
              (Department of Natural
             Resources - Preservation
              2000 Project) Series
              1992A, (AMBAC Insured),
              Prerefunded
              07/01/02 @ 101,
              6.250% 07/01/06........  Aaa       AAA       1,042
  1,805     Florida State,
              Jacksonville
              Transportation
              Authority, GO
              Refunding, Senior Lien,
              Series 1997,
              6.000% 07/01/05........  Aa        AA+       1,902

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,000     Florida, Greater Orlando
              Aviation Authority,
              Revenue Refunding,
              Series 1992B, (FGIC
              Insured),
              6.200% 10/01/03........  Aaa       AAA    $  2,097
  4,000     Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (Altamonte
              Project) Series 1994C,
              Mandatory Put
              12/01/03 @ 100,
              7.000% 12/01/24........  NR        BBB+      4,211
  1,000     Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (United
              Dominion Realty Trust -
              Andover Project) Series
              1996E, AMT, Mandatory
              Put
              05/01/08 @ 100,
              6.350% 05/01/26........  NR        BBB+      1,025
  1,020     Florida, Housing Finance
              Agency, Revenue
              Refunding, (The
              Vineyards Project)
              Series 1995H,
              5.875% 11/01/05........  NR        BBB+      1,029
  1,000     Florida, Housing Finance
              Agency, Revenue
              Refunding, (The
              Vineyards Project)
              Series 1995H,
              6.400% 11/01/15........  NR        BBB+      1,016
  2,285     Florida, Housing Finance
              Corporation, Revenue
              (Homeowner Mortgage
              Project) Series 1998-1,
              (MBIA Insured),
              4.950% 07/01/11........  Aaa       AAA       2,211
  3,000     Florida, Orlando and
              Orange County
              Expressway Authority,
              Revenue Refunding,
              Senior Lien, Series
              1993, (AMBAC Insured),
              5.000% 07/01/03........  Aaa       AAA       3,029
  1,000     Florida, Ports Financing
              Commission, Revenue,
              (State Transportation
              Trust Fund Project)
              Series 1996, AMT, (MBIA
              Insured),
              5.375% 06/01/16........  Aaa       AAA         975
  1,000     Gainesville, Florida,
              Utility Systems
              Revenue, Series 1996A,
              5.750% 10/01/07........  Aa3       AA        1,050

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $3,200     Greater Orlando, Aviation
              Authority, Revenue
              Refunding, Series
              1992D, (AMBAC Insured),
              5.450% 10/01/01........  Aaa       AAA    $  3,248
  2,000     Greater Orlando, Aviation
              Authority, Revenue
              Refunding, Series
              1992D, (AMBAC Insured),
              5.600% 10/01/02........  Aaa       AAA       2,045
  1,375     Hialeah, Florida, Capital
              Improvement Revenue,
              Series 1993,
              5.500% 10/01/18........  Baa1      NR        1,284
  3,170     Hillsborough County,
              Florida, Aviation
              Authority, Revenue
              Refunding, (Tampa
              International Airport
              Project) Series 1997A,
              AMT, (AMBAC Insured),
              5.750% 10/01/07........  Aaa       AAA       3,291
  1,000     Hillsborough County,
              Florida, Capital
              Improvement Revenue
              Refunding, (County
              Center Project) Series
              1996B, (MBIA Insured),
              5.000% 07/01/11........  Aaa       AAA         982
  2,640     Hillsborough County,
              Florida,
              Environmentally
              Sensitive Lands, Series
              1992, (AMBAC Insured),
              6.250% 07/01/06........  Aaa       AAA       2,775
  3,500     Hillsborough County,
              Florida, IDR Refunding,
              (Tampa Electric Company
              Project) Series 1992,
              8.000% 05/01/22........  Aa3       AA        3,810
  1,500     Indian River County,
              Florida, School
              District, GO Refunding,
              Series 1993, (FSA
              Insured),
              5.000% 04/01/03........  Aaa       AAA       1,514
  1,800     Indian River County,
              Florida, School
              District, GO Refunding,
              Series 1993, (FSA
              Insured),
              5.000% 04/01/04........  Aaa       AAA       1,816
  1,750     Indian River County,
              Florida, School
              District, GO Refunding,
              Series 1993, (FSA
              Insured),
              5.100% 04/01/05........  Aaa       AAA       1,772

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Indian River County,
              Florida, Water and
              Sewer Revenue
              Refunding, Series
              1993A, (FGIC Insured),
              5.200% 09/01/05........  Aaa       AAA    $  1,016
  1,000     Jacksonville Beach,
              Florida, Utilities
              Revenue, Series 1991,
              (MBIA Insured),
              Prerefunded
              10/01/01 @ 102,
              6.500% 10/01/12........  Aaa       AAA       1,048
  1,000     Jacksonville, Florida,
              Electric Systems
              Authority, Revenue,
              Series 1993A,
              5.200% 10/01/02........  Aa2       AA        1,012
  1,000     Jacksonville, Florida,
              Excise Tax Revenue
              Refunding, Series
              1995A, (FGIC Insured),
              5.000% 10/01/09........  Aaa       AAA         996
  1,375     Jacksonville, Florida,
              Health Facilities
              Authority, Hospital
              Revenue Refunding, (St.
              Lukes Hospital
              Association Project)
              Series 1991,
              6.750% 11/15/02........  NR        AA+       1,439
  2,745     Jacksonville, Florida,
              Health Facilities
              Authority, Hospital
              Revenue, (Charity
              Obligation Group
              Project) Series 1999C,
              5.250% 08/15/19........  Aa2       AA        2,571
  4,200     Jacksonville, Florida,
              Health Facilities
              Authority, Hospital
              Revenue, Series 1997B,
              5.400% 08/15/18........  Aa2       NR        4,083
  2,000     Lakeland, Florida,
              Electricity and Water
              Revenue Refunding,
              Series 1992,
              5.625% 10/01/04........  A1        AA-       2,069
  2,025     Marion County, Florida,
              Hospital District,
              Revenue Refunding,
              Series 1999,
              5.250% 10/01/11........  A2        NR        1,910
  1,500     Miami Beach, Florida, GO
              Refunding, Series 1993,
              (FGIC Insured),
              5.300% 09/01/03........  Aaa       AAA       1,529
  2,000     Miami, Florida, GO
              Refunding, Series 1992,
              (FGIC Insured),
              5.600% 12/01/03........  Aaa       AAA       2,061
  3,000     Miami-Dade County,
              Florida, Aviation
              Revenue, Series 1998C,
              AMT, (MBIA Insured),
              5.000% 10/01/23........  Aaa       AAA       2,631

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,000     Miami-Dade County,
              Florida, Aviation
              Revenue, Series 1998C,
              AMT, (MBIA Insured),
              5.000% 10/01/28........  Aaa       AAA    $  1,724
  1,000     Naples, Florida, Water
              and Sewer Revenue
              Refunding, Series 1992,
              (FGIC Insured),
              6.400% 09/01/07........  Aaa       AAA       1,053
  1,000     Nassau County, Florida,
              PCR Refunding, (ITT
              Rayonier Inc. Project)
              Series 1992,
              6.250% 06/01/10........  Baa2      BBB-        989
  3,000     North Broward, Florida,
              Hospital District
              Revenue Refunding,
              Series 1992, (MBIA
              Insured), Prerefunded
              01/01/02 @ 102,
              6.250% 01/01/06........  Aaa       AAA       3,133
  1,375     Orange County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Lakeside
              Alternatives, Inc.
              Project) Series 1995,
              6.250% 07/01/05........  NR        BBB       1,391
  4,640     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              (Orlando Regional
              Healthcare Project)
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/08........  Aaa       AAA       5,021
  1,405     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1993A, (MBIA
              Insured),
              5.400% 11/01/02........  Aaa       AAA       1,428
  2,800     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1993B, (MBIA
              Insured),
              4.400% 10/01/02........  Aaa       AAA       2,777
  1,445     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/16........  Aaa       AAA       1,573
    555     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/16........  Aaa       AAA         605

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,455     Orange County, Florida,
              Housing Finance
              Authority, Multi-Family
              Mortgage Revenue,
              Series 1999L, AMT,
              5.650% 12/01/17........  A3        NR     $  2,281
  1,720     Orange County, Florida,
              Housing Finance
              Authority,
              Single-Family Mortgage
              Revenue, Series 1997A,
              AMT, (GNMA/FNMA COLL),
              5.900% 09/01/19........  NR        AAA       1,745
  5,000     Orange County, Florida,
              Tourist Development,
              Tax Revenue Refunding,
              Series 1998A, AMBAC
              Insured),
              4.750% 10/01/24........  Aaa       AAA       4,306
  2,000     Orlando and Orange
              County, Florida,
              Expressway Authority,
              Revenue, Junior Lien,
              Series 1990, (FGIC
              Insured),
              6.500% 07/01/10........  Aaa       AAA       2,223
  1,000     Orlando, Florida, Greater
              Orlando Aviation
              Authority, Airport
              Facilities Revenue
              Refunding, Series 1997,
              AMT, (FGIC Insured),
              5.125% 10/01/12........  Aaa       AAA         973
  3,000     Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Revenue Refunding,
              Series 1992,
              5.600% 10/01/03........  Aa1       AA        3,088
  2,000     Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Revenue Refunding,
              Series 1993B,
              5.400% 10/01/08........  Aa2       AA-       2,029
  2,000     Palm Beach County,
              Florida, GO Refunding,
              Series 1998,
              5.500% 12/01/11........  Aa1       AA        2,078
  1,250     Palm Beach County,
              Florida, GO, Series
              1991, Prerefunded
              10/01/01 @ 102,
              6.600% 10/01/11........  NR        NR        1,309
  1,750     Palm Beach County,
              Florida, GO, Series
              1994,
              6.875% 12/01/03........  Aa1       AA        1,877
  1,300     Palm Beach County,
              Florida, GO, Series
              1994,
              7.000% 12/01/04........  Aa1       AA        1,418

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Palm Beach County,
              Florida, Health
              Facilities Authority,
              Hospital Revenue, (Good
              Samaritans Health
              System Project) Series
              1993,
              6.100% 10/01/05........  Aaa       A+     $  1,053
  4,400     Palm Beach County,
              Florida, Housing
              Finance Authority,
              Single-Family Mortgage
              Revenue Refunding,
              Series 1999A, AMT,
              (GNMA/FNMA COLL),
              4.850% 04/01/32........  Aaa       NR        4,246
  2,000     Palm Beach County,
              Florida, School
              District, GO Refunding,
              Series 1992, (AMBAC
              Insured),
              6.000% 08/01/06........  Aaa       AAA       2,067
  2,000     Palm Beach County,
              Florida, Stadium
              Facilities Revenue,
              Series 1996, (MBIA
              Insured),
              5.250% 12/01/16........  Aaa       AAA       1,939
  1,250     Pembroke Pines, Florida,
              Consolidated Utilities
              Systems Revenue, Series
              1992, (FGIC Insured),
              6.250% 09/01/07........  Aaa       AAA       1,327
  1,400     Pinellas County, Florida,
              Health Facilities
              Authority, Hospital
              Revenue, (Morton Plant
              Hospital Association
              Project) Series 1993,
              (MBIA Insured),
              4.900% 11/15/02........  Aaa       AAA       1,407
  1,000     Pinellas County, Florida,
              PCR Refunding, (Anclote
              and Barton Power
              Plants - Florida Power
              Corporation Project)
              Series 1991,
              7.200% 12/01/14........  A1        A+        1,046
  2,500     Pinellas County, Florida,
              Resource Recovery
              Revenue Refunding,
              Series 1990A, (MBIA
              Insured),
              6.800% 10/01/02........  Aaa       AAA       2,580
  1,690     Reedy Creek, Florida,
              Improvement District,
              Revenue, Unrefunded
              Balance, Series 1991A,
              6.400% 06/01/07........  A1        A+        1,738
  1,010     Reedy Creek, Florida,
              Improvement District,
              Series 1991A,
              Prerefunded
              06/01/01 @ 101,
              6.400% 06/01/07........  A1        A+        1,042

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,200     Sarasota County, Florida,
              GO Refunding, Series
              1992, (FGIC Insured),
              6.100% 10/01/02........  Aaa       AAA    $  1,243
  1,650     Sarasota County, Florida,
              Public Hospital Board,
              Revenue Refunding,
              (Sarasota Memorial
              Hospital Project)
              Series 1997B, (MBIA
              Insured),
              5.000% 10/01/07........  Aaa       NR        1,644
  1,750     Sarasota County, Florida,
              Public Hospital Board,
              Revenue Refunding,
              (Sarasota Memorial
              Hospital Project)
              Series 1998B, (MBIA
              Insured),
              5.250% 07/01/11........  Aaa       AAA       1,747
  1,000     Sarasota, Florida, Water
              and Sewer Utility
              Revenue Refunding,
              Series 1992, (FGIC
              Insured),
              6.000% 10/01/02........  Aaa       AAA       1,033
  2,100     Seminole County, Florida,
              School District, GO
              Refunding, Series 1992,
              (MBIA Insured),
              5.900% 08/01/02........  Aaa       AAA       2,159
  2,000     St. Lucie County,
              Florida, School
              District, GO Refunding,
              Series 1992, (AMBAC
              Insured),
              6.000% 07/01/03........  Aaa       AAA       2,078
  1,000     St. Lucie County,
              Florida, School
              District, GO, Series
              1997, (FGIC Insured),
              5.875% 02/01/07........  Aaa       AAA       1,053
  2,000     St. Petersburg, Florida,
              Utility Tax Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              6.000% 06/01/05........  Aaa       AAA       2,083
  1,000     Tallahassee, Florida,
              Health Facilities
              Revenue Refunding,
              (Tallahassee Memorial
              Regional Medical Center
              Project) Series 1992B,
              (MBIA Insured),
              5.750% 12/01/04........  Aaa       AAA       1,037

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Tallahassee, Florida,
              Health Facilities
              Revenue Refunding,
              (Tallahassee Memorial
              Regional Medical Center
              Project) Series 1992A,
              (MBIA Insured),
              5.750% 12/01/04........  Aaa       AAA    $  1,037
  1,000     Tampa, Florida, Capital
              Improvement Authority,
              Hospital Revenue, (H.
              Lee Moffitt Project)
              Series 1999A,
              4.875% 07/01/13........  A3        A           872
  2,000     Tampa, Florida, Health
              Systems Revenue,
              (Catholic Health
              Project) Series
              1998A-1, (MBIA
              Insured),
              4.875% 11/15/15........  Aaa       AAA       1,838
  3,170     Tampa, Florida, Sports
              Authority, Local
              Optional Sales Tax
              Revenue, (Stadium
              Project) Series 1997,
              (MBIA Insured),
              6.000% 01/01/07........  Aaa       AAA       3,357
  3,000     Tampa, Florida, Tax
              Allocation,
              (Cigarette - H. Lee
              Moffitt Cancer Project)
              Series 1999, (AMBAC
              Insured),
              5.000% 03/01/07........  Aaa       AAA       3,012
  1,000     Tampa, Florida, Water and
              Sewer Revenue, Series
              1993A, (FGIC Insured),
              5.000% 10/01/02........  Aaa       AAA       1,009
  1,025     Venice, Florida, Health
              Facilities Revenue,
              (Venice Hospital Inc.
              Project) Series 1994,
              5.300% 12/01/02........  Aaa       NR        1,039
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $215,737)........................    217,765
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

 SHARES                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.4%
            (Cost $945)
    945     Nations Municipal Reserves#...........   $    945
                                                     --------
            TOTAL INVESTMENTS
              (Cost $216,682*).............   98.4%   218,710
                                                     --------
            OTHER ASSETS AND
              LIABILITIES (NET)............    1.6%
            Receivable for Fund shares sold.......   $    267
            Interest receivable...................      4,265
            Payable for Fund shares redeemed......        (59)
            Investment advisory fee payable.......        (19)
            Administration fee payable............        (38)
            Shareholder servicing and
              distribution fees payable...........         (6)
            Distributions payable.................       (866)
            Accrued Trustees'/Directors' fees
              and expenses........................        (19)
            Accrued expenses and other
              liabilities.........................        (80)
                                                     --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...................      3,445
                                                     --------
            NET ASSETS.....................  100.0%  $222,155
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income..............................   $     13
            Accumulated net realized loss on
              investments sold....................     (1,561)
            Net unrealized appreciation of
              investments.........................      2,028
            Paid-in capital.......................    221,675
                                                     --------
            NET ASSETS............................   $222,155
                                                     ========


                                                      VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($207,703,749 / 20,091,546 shares
              outstanding)........................     $10.34
                                                       ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($9,695,291 / 938,539
              shares outstanding).................     $10.33
                                                       ======
            Maximum sales charge..................      3.25%
            Maximum offering price per share......     $10.68
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($4,638,680 / 448,686 shares
              outstanding)........................     $10.34
                                                       ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($117,108 / 11,308 shares
              outstanding)........................     $10.36
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $2,028 on investment securities was comprised of gross appreciation of $4,512 and gross depreciation of $2,484 for Federal income tax purposes. At March 31, 2000, the aggregate cost of securities for Federal income tax purposes was $216,682.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Florida Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

   AMBAC                                                                  20.02%
   MBIA                                                                   21.03%

Nations Florida Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

   Hospital Revenue                                                       12.80%
   Transportation Revenue                                                 12.97%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 98.2%
            FLORIDA -- 89.0%
 $  870     Alachua County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Santa Fe
              Healthcare Facilities,
              Inc. Project) Series
              1993,
              6.000% 11/15/09........  Baa1      AAA    $    900
  1,000     Alachua County, Florida,
              Health Facilities
              Authority, Revenue,
              (Shands Teaching
              Hospital/Clinic
              Project) Series 1996A,
              (MBIA Insured),
              5.000% 12/01/04........  Aaa       AAA       1,007
  1,000     Bay County, Florida, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1998A,
              5.100% 09/01/12........  A3        BBB+        945
  2,550     Brevard County, Florida,
              Health Facilities
              Authority, Revenue,
              (Holmes Regional
              Medical Center, Inc.
              Project) Series 1996,
              (MBIA Insured),
              5.625% 10/01/14........  Aaa       AAA       2,580
  1,000     Canaveral, Florida, Port
              Authority, Port
              Improvement Revenue
              Refunding, Series
              1996B, (FGIC Insured),
              5.700% 06/01/13........  Aaa       AAA       1,025
  2,250     Charlotte County,
              Florida, Utility
              Revenue Refunding,
              Series 1996A, (FGIC
              Insured),
              5.625% 10/01/16........  Aaa       AAA       2,273
  5,175     Collier County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Moorings,
              Inc. Project) Series
              1994,
              7.000% 12/01/19........  NR        BBB+      5,309
  2,500     Dade County, Florida,
              Aviation Revenue,
              Series 1996A, AMT,
              (MBIA Insured),
              5.750% 10/01/12........  Aaa       AAA       2,564
  1,000     Dade County, Florida,
              School District, GO,
              Series 1994A, (MBIA
              Insured),
              6.125% 06/01/14........  Aaa       AAA       1,065
  1,500     Dade County, Florida,
              Water and Sewer System
              Revenue Refunding,
              Series 1993, (FGIC
              Insured),
              5.000% 10/01/13........  Aaa       AAA       1,450

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,000     Escambia County, Florida,
              Housing Finance
              Authority,
              Single-Family Mortgage
              Revenue, (Multi-County
              Program Project) Series
              2000A, AMT,
              (MBIA/FHA/VA Insured),
              6.300% 10/01/20........  Aaa       NR     $  2,053
  1,000     Escambia County, Florida,
              PCR, (Champion
              International
              Corporation Project)
              Series 1994, AMT,
              6.900% 08/01/22........  Baa1      BBB       1,018
  1,000     Escambia County, Florida,
              PCR, (Champion
              International
              Corporation Project)
              Series 1996, AMT,
              6.400% 09/01/30........  Baa1      NR          961
  3,000     Florida State, Board of
              Education, Capital
              Outlay GO, Series
              1997A,
              5.000% 01/01/17........  Aa2       AA+       2,796
  1,000     Florida State, Board of
              Education, Capital
              Outlay GO, Unrefunded
              Balance, Series 1989A,
              7.250% 06/01/23........  Aa2       AA+       1,025
  1,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO Refunding,
              Series 1993A,
              5.000% 06/01/08........  Aa2       AA+       1,001
  2,500     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1996A,
              5.250% 06/01/16........  Aa2       AA+       2,428
  2,000     Florida State, Board of
              Education, Public
              Education Capital
              Outlay GO, Series
              1996A,
              5.000% 06/01/18........  Aa2       AA+       1,847
  1,000     Florida State, Department
              of Transportation, GO,
              (Right of Way Bridge
              Project) Series 1996,
              5.375% 07/01/26........  Aa2       AA+         951
  1,500     Florida State, Municipal
              Power Agency, Revenue
              Refunding, (St. Lucie
              Project) Series 1992,
              (FGIC Insured),
              5.250% 10/01/21........  Aaa       AAA       1,413

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (Altamonte
              Project) Series 1994C,
              Mandatory Put 12/01/03
              @ 100,
              7.000% 12/01/24........  NR        BBB+   $  1,053
  2,990     Florida, Housing Finance
              Agency, Revenue,
              (Homeowner Mortgage
              Project) Series 1997-2,
              AMT, (MBIA Insured),
              5.750% 07/01/14........  Aaa       AAA       3,017
  1,660     Florida, Housing Finance
              Corporation, Revenue
              (Homeowner Mortgage
              Project) Series 1998-1,
              (MBIA Insured),
              4.950% 01/01/11........  Aaa       AAA       1,608
  3,000     Gainesville, Florida,
              Utility Systems
              Revenue, Series 1992B,
              6.500% 10/01/11........  Aa3       AA        3,370
  2,000     Hillsborough County,
              Florida, Aviation
              Authority Revenue
              Refunding, (Tampa
              International Airport
              Project) Series 1997B,
              (AMBAC Insured),
              5.125% 10/01/17........  Aaa       AAA       1,893
  1,000     Hillsborough County,
              Florida, IDR Refunding,
              (Tampa Electric Company
              Project) Series 1992,
              8.000% 05/01/22........  Aa3       AA        1,089
  1,000     Hillsborough County,
              Florida, Utilities
              Revenue Refunding,
              Series 1993, (MBIA
              Insured),
              5.500% 08/01/12........  Aaa       AAA       1,008
  5,000     Jacksonville, Florida,
              Sales Tax Revenue,
              (River City Renaissance
              Project) Series 1995,
              (FGIC Insured),
              5.650% 10/01/14........  Aaa       AAA       5,086
  5,000     Jacksonville, Florida,
              Sales Tax Revenue,
              (River City Renaissance
              Project) Series 1995,
              (FGIC Insured),
              5.375% 10/01/18........  Aaa       AAA       4,866
  2,430     Leon County, Florida,
              Capital Improvement
              Revenue, Series 1997,
              (AMBAC Insured),
              5.250% 10/01/17........  Aaa       AAA       2,352

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $2,300     Martin County, Florida,
              Industrial Development
              Authority, Revenue,
              (Indiantown
              Cogeneration Project)
              Series 1995B, AMT,
              8.050% 12/15/25........  Baa3      BBB-   $  2,334
  2,620     Miami Beach, Florida,
              Water and Sewer
              Revenue, Series 1995,
              (FSA Insured),
              5.375% 09/01/15........  Aaa       AAA       2,600
  3,500     Miami-Dade County,
              Florida, Aviation
              Revenue, AMT, Series
              1998C, (MBIA Insured),
              5.250% 10/01/15........  Aaa       AAA       3,360
  2,000     North Broward, Florida,
              Hospital District,
              Revenue Refunding,
              Series 1997, (MBIA
              Insured),
              5.250% 01/15/17........  Aaa       AAA       1,922
  5,000     Okaloosa County, Florida,
              Gas Distribution
              Revenue Refunding,
              Series 1994, (MBIA
              Insured), Prerefunded
              10/01/04 @ 102,
              6.875% 10/01/19........  Aaa       AAA       5,489
    935     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              (Orlando Regional
              Healthcare Project),
              Series 1993B, (MBIA
              Insured),
              5.000% 10/01/10........  Aaa       AAA         917
  3,260     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/16........  Aaa       AAA       3,549
  1,260     Orange County, Florida,
              Health Facilities
              Authority, Revenue,
              Series 1996A, (MBIA
              Insured),
              6.250% 10/01/16........  Aaa       AAA       1,375
  1,000     Orange County, Florida,
              Sales Tax Revenue,
              Series 1993B,
              5.375% 01/01/24........  A1        A+          948
  1,000     Orange County, Florida,
              Tourist Development Tax
              Revenue, Series 1994B,
              (MBIA Insured),
              Prerefunded 10/01/04 @
              102,
              6.000% 10/01/14........  Aaa       AAA       1,063

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $3,000     Orange County, Florida,
              Tourist Development,
              Tax Revenue Refunding,
              Series 1998A, AMBAC
              Insured),
              4.750% 10/01/24........  Aaa       AAA    $  2,584
  2,950     Orlando, Florida, Greater
              Orlando Aviation
              Authority, Airport
              Facilities Revenue,
              Series 1999A, AMT,
              (FGIC Insured),
              5.250% 10/01/10........  Aaa       AAA       2,941
  1,500     Orlando, Florida,
              Utilities Commission,
              Water and Electric
              Utilities Revenue
              Refunding, Series
              1994A,
              5.000% 10/01/20........  Aa        AA-       1,357
  3,000     Orlando, Florida,
              Utilities Commission,
              Water and Electricity
              Revenue Refunding,
              Series 1989D,
              6.750% 10/01/17........  Aa2       AA-       3,411
  1,000     Osceola County, Florida,
              Health Facilities
              Authority, Revenue
              Refunding, (Evangelical
              Lutheran Good Samaritan
              Society Project) Series
              1994, (AMBAC Insured),
              6.000% 05/01/10........  Aaa       AAA       1,036
  1,500     Palm Beach County,
              Florida, Health
              Facilities Authority,
              Hospital Revenue, (Good
              Samaritans Health
              System Project) Series
              1993, Prerefunded
              10/01/05 @ 100,
              6.200% 10/01/11........  Aaa       A+        1,584
  1,000     Palm Beach County,
              Florida, Housing
              Finance Authority,
              Single-Family Mortgage
              Revenue Refunding,
              Series 1999A, AMT,
              (GNMA/FNMA COLL),
              4.850% 04/01/32........  Aaa       NR          965
  5,065     Palm Beach County,
              Florida, Solid Waste
              Authority, Revenue,
              Unrefunded Balance,
              Series 1997A, (AMBAC
              Insured),
              6.000% 10/01/10........  Aaa       AAA       5,364
  2,000     Pensacola, Florida,
              Airport Revenue, Series
              1997B, AMT, (MBIA
              Insured),
              5.625% 10/01/14........  Aaa       AAA       2,015

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Polk County, Florida,
              Industrial Development
              Authority, Solid Waste
              Disposal Facilities
              Revenue, (Tampa
              Electric Company
              Project) Series 1996,
              AMT,
              5.850% 12/01/30........  Aa2       A-1+   $    986
  4,000     South Broward, Florida,
              Hospital District,
              Revenue Refunding,
              Series 1993, (FSA
              Insured),
              5.500% 05/01/28........  Aaa       AAA       3,831
  4,000     South Miami, Florida,
              Health Facilities
              Authority, Hospital
              Revenue Refunding,
              (Baptist Health Systems
              Obligation Group
              Project) Series 1995,
              (MBIA Insured),
              5.375% 10/01/16........  Aaa       AAA       3,908
  2,500     Sunrise Lakes, Florida,
              Phase 4 Recreational
              District, GO, Series
              1995A, Prerefunded
              08/01/05 @ 102,
              6.750% 08/01/24........  NR        BBB-      2,741
  1,000     Tampa, Florida, Sports
              Authority, Local
              Optional Sales Tax
              Revenue, (Stadium
              Project) Series 1997,
              (MBIA Insured),
              5.125% 01/01/12........  Aaa       AAA         990
  2,000     Tampa, Florida, Sports
              Authority, Local
              Optional Sales Tax
              Revenue, (Stadium
              Project) Series 1997,
              (MBIA Insured),
              5.250% 01/01/17........  Aaa       AAA       1,937
  2,500     Tampa, Florida, Sports
              Authority, Sales Tax
              Revenue, (Tampa Bay
              Arena Project) Series
              1995, (MBIA Insured),
              5.750% 10/01/15........  Aaa       AAA       2,610
  1,000     Tampa, Florida, Tax
              Allocation, (H-Lee
              Moffitt Cancer Project)
              Series 1999, (AMBAC
              Insured),
              4.875% 03/01/06........  Aaa       AAA         999

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $1,000     Volusia County, Florida,
              Educational Facilities
              Authority, Educational
              Facilities Revenue,
              (Embry-Riddle
              Aeronautical University
              Project) Series 1996A,
              6.125% 10/15/26........  Baa2      NR     $    993
  2,380     Volusia County, Florida,
              Educational Facilities
              Authority, Educational
              Facilities Revenue,
              (Embry-Riddle
              Aeronautical University
              Project) Series 1999A,
              5.750% 10/15/29........  Baa2      NR        2,217
                                                        --------
                                                         125,979
                                                        --------
            GUAM -- 5.1%
  3,820     Guam, Airport Authority,
              Revenue, Series 1993A,
              6.375% 10/01/10........  NR        BBB       3,958
  3,000     Guam, Power Authority,
              Revenue, Series 1994A,
              Prerefunded 10/01/04 @
              102,
              6.750% 10/01/24........  NR        AAA       3,297
                                                        --------
                                                           7,255
                                                        --------
            PUERTO RICO -- 4.1%
  4,190     Puerto Rico Commonwealth,
              GO, Series 1997, (MBIA
              Insured),
              6.500% 07/01/15........  Aaa       AAA       4,743
  1,000     Puerto Rico, Industrial
              Tourist Educational
              Medical and
              Environmental
              Authority, Control
              Facilities Hospital
              Revenue, (Hospital
              Auxilio Mutuo
              Obligation Group
              Project) Series 1995A,
              (MBIA Insured),
              6.250% 07/01/16........  Aaa       AAA       1,045
                                                        --------
                                                           5,788
                                                        --------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $135,043)........................    139,022
                                                        --------

SHARES                                               VALUE
(000)                                                (000)
------------------------------------------------------------
         INVESTMENT COMPANIES -- 0.1%
           (Cost $210)
 210     Nations Municipal Reserves#.............   $    210
                                                    --------
         TOTAL INVESTMENTS
           (Cost $135,253*)...............   98.3%   139,232
                                                    --------
         OTHER ASSETS AND LIABILITIES
           (NET)..........................    1.7%
         Receivable for Fund shares sold.........   $     26
         Interest receivable.....................      3,221
         Payable for Fund shares redeemed........       (306)
         Investment advisory fee payable.........        (35)
         Administration fee payable..............        (24)
         Shareholder servicing and
           distribution fees payable.............        (22)
         Distributions payable...................       (406)
         Accrued Trustees'/Directors' fees
           and expenses..........................        (18)
         Accrued expenses and other
           liabilities...........................        (69)
                                                    --------
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET).................................      2,367
                                                    --------
         NET ASSETS.......................  100.0%  $141,599
                                                    ========
         NET ASSETS CONSIST OF:
         Undistributed net investment income.....   $    139
         Accumulated net realized gain on
           investments sold......................         56
         Net unrealized appreciation of
           investments...........................      3,979
         Paid-in capital.........................    137,425
                                                    --------
         Net assets..............................   $141,599
                                                    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Florida Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000


                                                     VALUE
------------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and redemption
           price per share
           ($79,335,413 / 8,326,400 shares
           outstanding)..........................      $9.53
                                                       =====
         INVESTOR A SHARES:
         Net asset value and redemption price per
           share ($49,439,586 / 5,188,570 shares
           outstanding)..........................      $9.53
                                                       =====
         Maximum sales charge....................      4.75%
         Maximum offering price per share........     $10.01
         INVESTOR B SHARES:
         Net asset value and offering price per
           share**
         ($12,801,717 / 1,343,555 shares
           outstanding)..........................      $9.53
                                                       =====
         INVESTOR C SHARES:
         Net asset value and offering price per
           share**
         ($22,670 / 2,379 shares outstanding)....      $9.53
                                                       =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $3,979 on investment securities was comprised of gross appreciation of $4,598 and gross depreciation of $619 for Federal income tax purposes. At March 31, 2000, the aggregate cost of securities for Federal income tax purposes was $135,253.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Florida Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2000 (as a percentage of net assets):
   AMBAC                                                                  10.05%
   FGIC                                                                   13.46%
   MBIA                                                                   32.05%

Nations Florida Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

   Hospital Revenue                                                       17.64%
   Transportation Revenue                                                 13.44%
   Special Tax                                                            13.70%
   Electric Revenue                                                       10.89%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 100.6%
            GEORGIA -- 100.6%
 $1,000     Alpharetta, Georgia, GO,
              Series 1992,
              6.000% 05/01/03........  Aa2       AA     $  1,035
  1,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series 1996,
              (AMBAC Insured),
              5.000% 01/01/03........  Aaa       AAA       1,006
  1,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series 1996,
              (AMBAC Insured),
              6.000% 01/01/03........  Aaa       AAA       1,031
  4,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series
              2000A, (FGIC Insured),
              5.600% 01/01/30(a).....  Aaa       AAA       3,875
  1,000     Atlanta, Georgia,
              Downtown Development
              Authority, Revenue
              Refunding, (Underground
              Atlanta Project) Series
              1992,
              6.250% 10/01/12........  Aa3       AA        1,045
  2,000     Atlanta, Georgia, Urban
              Residential Financial
              Authority, Multi-Family
              Revenue Refunding,
              (Housing City Plaza
              Project) Series 1998,
              AMT, (FNMA COLL),
              Mandatory Put 12/01/08
              @ 100,
              4.550% 12/01/28........  NR        AAA       1,883
  2,750     Bibb County, Georgia, GO,
              Series 1993,
              5.500% 01/01/08........  A1        AA        2,800
  1,000     Brunswick and Glynn
              County, Georgia,
              Development Authority,
              Revenue Refunding,
              (Georgia-Pacific
              Corporation Project)
              Series 1998, AMT,
              5.550% 03/01/26........  Baa2      NR          854
  1,500     Burke County, Georgia,
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project)
              Series 1994B,
              4.700% 01/01/04........  A3        A         1,465

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $2,500     Cartersville, Georgia,
              Development Authority,
              Sewer Facilities
              Revenue Refunding,
              (Anheuser-Busch
              Companies, Inc.
              Project) Series 1997,
              AMT,
              5.625% 05/01/09........  A1        A+     $  2,540
  1,000     Cherokee County, Georgia,
              School System GO
              Refunding, Series 1992,
              5.900% 06/01/02........  A2        AA        1,025
  1,000     Cherokee County, Georgia,
              School System GO,
              Series 1993, (AMBAC
              Insured),
              5.875% 02/01/09........  Aaa       AAA       1,044
    765     Cherokee County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (MBIA Insured),
              5.300% 08/01/09........  Aaa       AAA         774
  1,000     Clarke County, Georgia,
              Hospital Authority,
              Revenue, (Athens
              Regional Medical Center
              Project) Series 1993,
              (MBIA Insured),
              Prerefunded 01/01/03 @
              102,
              5.750% 01/01/08........  Aaa       AAA       1,042
  1,000     Clarke County, Georgia,
              School District, GO
              Refunding, Series 1993,
              (FGIC Insured),
              5.100% 07/01/04........  Aaa       AAA       1,010
  3,190     Clayton County, Georgia,
              Hospital Authority,
              Revenue Anticipation
              Certificates, (Southern
              Regional Medical Center
              Project) Series 1998A,
              (MBIA Insured),
              5.250% 08/01/09........  Aaa       AAA       3,198
  1,000     Clayton County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (MBIA Insured),
              5.400% 05/01/07........  Aaa       AAA       1,018
  2,000     Cobb County and Marietta,
              Georgia, Water
              Authority, Revenue
              Refunding, Series 1993,
              5.000% 11/01/03........  Aa1       AA        2,016
  1,000     Cobb County, Georgia,
              Detention Buildings and
              Facilities GO, Series
              1993,
              5.300% 01/01/08........  Aaa       AAA       1,012

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,200     Cobb County, Georgia,
              Kennestone Hospital
              Authority, Revenue,
              Series 1992A,
              5.600% 04/01/05........  Aa2       AA     $  1,222
  1,000     Cobb County, Georgia,
              Kennestone Hospital
              Authority, Revenue,
              Series 1992A,
              5.700% 04/01/06........  Aa2       AA        1,020
  2,000     Cobb County, Georgia,
              School District, GO,
              Series 1991B,
              6.150% 02/01/03........  Aa1       AA        2,073
  2,000     Cobb County, Georgia,
              School District, GO,
              Series 1995,
              4.800% 02/01/04........  Aa1       AA        2,001
  1,000     Cobb County, Georgia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series
              1993A,
              5.400% 07/01/08........  Aa1       AA        1,015
  2,250     Columbus, Georgia, Water
              and Sewer Authority,
              Revenue Refunding,
              Series 1992, (FGIC
              Insured),
              6.000% 05/01/03........  Aaa       AAA       2,328
  1,000     Columbus, Georgia, Water
              and Sewer Authority,
              Revenue Refunding,
              Series 1993,
              5.100% 05/01/03........  A2        A+        1,006
  1,000     Dalton, Georgia, Building
              Authority Revenue,
              Series 1993,
              5.000% 07/01/02........  A1        NR        1,007
  2,500     Dalton, Georgia, Multiple
              Utilities Revenue
              Refunding, Series 1997,
              (MBIA Insured),
              4.450% 01/01/03........  Aaa       AAA       2,475
  5,000     Dalton, Georgia, Multiple
              Utilities Revenue
              Refunding, Series 1997,
              (MBIA Insured),
              6.000% 01/01/06........  Aaa       AAA       5,260
  4,000     DeKalb County, Georgia,
              Development Authority,
              Revenue, (Emory
              University Project)
              Series 1994A,
              6.000% 10/01/14........  Aa1       AA        4,137
  1,000     DeKalb County, Georgia,
              School District, GO
              Refunding, Series 1993,
              5.000% 07/01/03........  Aa2       AA        1,008

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Downtown Savannah
              Authority, Georgia,
              Revenue Refunding,
              (Chatham County
              Project) Series 1993A,
              5.000% 01/01/11........  Aa3       AA     $    979
  6,440     Effingham County,
              Georgia, Development
              Authority, Solid Waste
              Disposal Revenue, (Fort
              James Corporation
              Project) Series 1998,
              AMT,
              5.625% 07/01/18........  Baa2      BBB-      5,747
  1,000     Fayette County, Georgia,
              School District, GO
              Refunding, Series 1992,
              (FGIC Insured),
              6.100% 03/01/03........  Aaa       AAA       1,036
  1,000     Forsyth County, Georgia,
              School District, GO,
              Series 1999,
              6.000% 02/01/15........  Aa2       AA-       1,052
  1,500     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (Georgia
              Baptist Health Care
              Project) Series 1992A,
              5.800% 09/01/01........  Baa1      NR        1,523
  1,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates (Georgia
              Baptist Health Care
              Project) Series 1992A,
              Prerefunded 09/01/02 @
              102,
              6.000% 09/01/03........  Baa1      NR        1,043
  2,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Joseph Hospital
              Project) Series 1994,
              4.900% 10/01/03........  Aaa       A         2,007
  1,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Joseph Hospital
              Project) Series 1994,
              5.500% 10/01/14........  Aaa       A         1,008
  2,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, Health
              Systems Revenue,
              (Catholic Health East
              Project) Series 1998A,
              (MBIA Insured),
              4.600% 11/15/09........  Aaa       AAA       1,863

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Fulton and DeKalb
              Counties, Georgia,
              Hospital Authority, GO
              Refunding Certificates,
              (Grady Memorial
              Hospital Project)
              Series 1993, (MBIA
              Insured),
              5.250% 01/01/04........  Aaa       AAA    $  1,010
  1,025     Fulton County, Georgia,
              Building Authority,
              Revenue, (County
              Government and Health
              Facilities Project)
              Series 1992A,
              5.700% 01/01/04........  Aa3       AA        1,055
  1,735     Fulton County, Georgia,
              Development Authority,
              Revenue, (Georgia Tech
              Foundation Facilities
              Project) Series 1997A,
              5.000% 09/01/17........  Aa1       AA+       1,606
  1,000     Fulton County, Georgia,
              Hospital Authority,
              Revenue Refunding
              Anticipation
              Certificates,
              (Northside Project)
              Series 1992A, (MBIA
              Insured),
              6.000% 10/01/01........  Aaa       AAA       1,022
  2,900     Fulton County, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue, (Concorde
              Place Apartments
              Project) Series 1996A,
              AMT, Prerefunded
              07/01/08 @ 100,
              6.375% 01/01/27........  NR        AAA       3,112
  1,500     Fulton County, Georgia,
              School District, GO
              Refunding, Series 1991,
              6.250% 05/01/04........  Aa2       AA        1,578
  1,500     Georgia State, GO
              Refunding, Series
              1992A,
              6.250% 03/01/06........  Aaa       AAA       1,604
  1,200     Georgia State, GO, Series
              1992B,
              6.000% 03/01/04........  Aaa       AAA       1,251
  2,750     Georgia State, GO, Series
              1993C,
              6.500% 07/01/05........  Aaa       AAA       2,959
  2,000     Georgia State, GO, Series
              1999D,
              5.800% 11/01/13........  Aaa       AAA       2,114

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $  885     Georgia State, Housing
              and Finance Authority,
              Revenue, (Home
              Ownership Program)
              Series 1992B, AMT,
              6.600% 06/01/25........  Aa        AAA    $    903
  1,000     Georgia State, Tollway
              Authority, Revenue
              Refunding, (Georgia 400
              Project) Series 1998,
              5.000% 07/01/07........  Aaa       AAA       1,004
  2,000     Georgia State, Tollway
              Authority, Revenue,
              (Georgia 400 Project)
              Series 1991,
              Prerefunded 07/01/01 @
              102,
              6.375% 07/01/02........  Aaa       AAA       2,084
  1,000     Georgia State, Tollway
              Authority, Revenue,
              (Georgia 400 Project)
              Series 1991,
              Prerefunded 07/01/01 @
              102,
              6.400% 07/01/03........  Aaa       AAA       1,042
  3,880     Georgia, George L. Smith
              II World Congress
              Center Authority,
              Revenue Refunding,
              (Domed Stadium Project)
              Series 2000, AMT, (MBIA
              Insured),
              6.000% 07/01/05(a).....  Aaa       AAA       4,042
  1,500     Georgia, Municipal Gas
              Authority, Gas Tax
              Revenue, (Southern
              Storage Gas Project)
              Series 1994,
              6.000% 07/01/04........  NR        A-        1,556
  1,000     Griffin-Spalding County,
              Georgia, School System,
              GO, Series 1996, (State
              Aid Withholding, FSA
              Insured),
              5.250% 02/01/10........  Aaa       AAA       1,003
  2,000     Griffin-Spalding County,
              Georgia, School System,
              GO, Series 1996, (State
              Aid Withholding, FSA
              Insured),
              5.600% 02/01/21........  Aaa       AAA       1,976
  1,000     Gwinnett County, Georgia,
              School District, GO,
              Series 1993,
              5.250% 02/01/08........  Aa1       AA+       1,006
  1,000     Hall County, Georgia,
              School District, GO
              Refunding, Series
              1992B,
              6.300% 12/01/05........  A1        NR        1,067

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $2,000     Hall County, Georgia,
              School District, GO,
              Series 1994, (AMBAC
              Insured), Prerefunded
              12/01/04 @ 102,
              6.700% 12/01/14........  Aaa       AAA    $  2,184
  1,000     Henry City and County,
              Georgia, Water and
              Sewer Authority,
              Improvement Revenue
              Refunding, Series
              1993A,
              5.000% 02/01/07........  A2        NR          992
    450     Henry County, Georgia,
              Hospital Authority,
              Revenue, (Henry Medical
              Center Project) Series
              1997, (AMBAC Insured),
              5.250% 07/01/09........  Aaa       AAA         455
  1,550     Henry County, Georgia,
              Hospital Authority,
              Revenue, (Henry Medical
              Center Project) Series
              1997, Prerefunded
              07/01/07 @ 102, (AMBAC
              Insured),
              5.250% 07/01/09........  Aaa       AAA       1,588
  2,000     Henry County, Georgia,
              Hospital Authority,
              Revenue, (Henry Medical
              Center Project) Series
              1997, Prerefunded
              07/01/07 @ 102, (AMBAC
              Insured),
              6.000% 07/01/29........  Aaa       AAA       2,033
  1,000     Henry County, Georgia,
              School District, GO
              Refunding, Series
              1992B,
              5.600% 08/01/01........  A1        A+        1,014
  1,000     Henry County, Georgia,
              School District, GO,
              Series 1992A,
              5.700% 08/01/02........  A1        A+        1,023
  2,000     Houston County, Georgia,
              School District, GO,
              Series 1996, (State Aid
              Withholding, MBIA
              Insured),
              5.500% 03/01/16........  Aaa       AAA       2,000
  1,000     Macon, Georgia, Water
              Authority, Water and
              Sewer Revenue
              Refunding, Series
              1994A,
              4.700% 10/01/04........  A1        AA-         991

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Macon-Bibb County,
              Georgia, Industrial
              Authority, Industrial
              Revenue, (Weyerhaeuser
              Company Project) Series
              1982,
              9.000% 10/01/07........  NR        A+     $  1,240
  1,000     Meriwether County,
              Georgia, School
              District, GO, Series
              1996, (State Aid
              Withholding, FSA
              Insured),
              5.500% 02/01/16........  Aaa       AAA         999
  3,000     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue Refunding,
              Series 1992P, (AMBAC
              Insured),
              5.900% 07/01/03........  Aaa       AAA       3,102
    540     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue, Series 1983D,
              7.000% 07/01/11........  Aaa       AAA         624
  2,500     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue, Series 1998B,
              (MBIA Insured),
              5.100% 07/01/13........  Aaa       AAA       2,435
  1,000     Metropolitan Atlanta
              Rapid Transit
              Authority, Georgia,
              Revenue, Series 1998B,
              (MBIA Insured),
              5.100% 07/01/15........  Aaa       AAA         956
  1,000     Monroe County, Georgia
              Development Authority,
              PCR, (Oglethorpe Power
              Corporation Project)
              Series 1992A,
              6.800% 01/01/12........  A3        A         1,112
  1,100     Paulding County, Georgia,
              School District, GO,
              Series 1992A,
              6.400% 02/01/04........  A2        A         1,158
  1,000     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue, (Agnes Scott
              College Project) Series
              1999, (MBIA Insured),
              4.750% 06/01/15........  Aaa       AAA         913
  1,000     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue, (Agnes Scott
              College Project) Series
              1999, (MBIA Insured),
              4.800% 06/01/16........  Aaa       AAA         910

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,400     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue, (Emory
              University Project)
              Series 1992C,
              5.750% 10/01/02........  Aa1       AA     $  1,436
  1,000     Richmond County, Georgia,
              Board of Education, GO
              Refunding, Series 1993,
              (FGIC Insured),
              4.700% 11/01/06........  Aaa       AAA         981
  2,000     Roswell, Georgia, GO,
              Series 1995,
              5.600% 02/01/10........  Aa2       AAA       2,053
  1,000     Savannah, Georgia,
              Economic Development
              Authority, Revenue
              Refunding, (Union Camp
              Corporation Project)
              Series 1993,
              5.150% 05/01/02........  A3        NR        1,002
  1,250     Savannah, Georgia,
              Hospital Authority,
              Revenue Refunding,
              (Candler Hospital
              Project) Series 1992,
              Prerefunded 01/01/03 @
              102,
              7.000% 01/01/11........  BA1       BB        1,340
  1,225     Savannah, Georgia,
              Hospital Authority,
              Revenue, (St.
              Josephs-Candler Health
              Systems Project) Series
              1998A, (FSA Insured),
              5.250% 07/01/11........  Aaa       NR        1,215
  1,310     Savannah, Georgia,
              Hospital Authority,
              Revenue, (St.
              Josephs-Candler Health
              Systems Project) Series
              1998A, (FSA Insured),
              5.250% 07/01/12........  Aaa       NR        1,289
  1,500     Savannah, Georgia,
              Resource Recovery
              Development Authority,
              Revenue Refunding,
              (Savannah Energy
              Systems Company
              Project) Series 1992,
              5.850% 12/01/01........  A1        A+        1,528
  1,000     Savannah, Georgia, Water
              and Sewer Improvement
              Revenue Refunding,
              Series 1993,
              5.100% 12/01/09........  Aa3       AA-       1,000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $2,570     White County, Georgia,
              Industrial Development
              Authority, Revenue
              Refunding, (Springs
              Industries, Inc.
              Project) Series 1992,
              6.850% 06/01/10........  NR        BBB+   $  2,603
                                                        --------
                                                         143,653
                                                        --------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $142,533)........................    143,653
                                                        --------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 3.7%
              (Cost $5,303)
  5,303     Nations Municipal Reserves#...........      5,303
                                                     --------
            TOTAL INVESTMENTS
              (Cost $147,836*).............  104.3%   148,956
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................   (4.3)%
            Cash..................................   $      1
            Receivable for Fund shares sold.......        243
            Interest receivable...................      2,177
            Payable for Fund shares redeemed......       (102)
            Investment advisory fee payable.......         (5)
            Administration fee payable............        (24)
            Shareholder servicing and
              distribution fees payable...........        (10)
            Distributions payable.................       (523)
            Payable for investment securities
              purchased...........................     (7,844)
            Accrued Trustees'/Directors' fees
              and expenses........................        (20)
            Accrued expenses and other
              liabilities.........................        (81)
                                                     --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...................     (6,188)
                                                     --------
            NET ASSETS.....................  100.0%  $142,768
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income..............................   $     96
            Accumulated net realized loss on
              investments sold....................     (1,180)
            Net unrealized appreciation of
              investments.........................      1,120
            Paid-in capital.......................    142,732
                                                     --------
            NET ASSETS............................   $142,768
                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000


                                                      VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($121,948,290 / 11,706,602 shares
              outstanding)........................     $10.42
                                                       ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($13,244,036 / 1,271,342
              shares outstanding).................     $10.42
                                                       ======
            Maximum sales charge..................      3.25%
            Maximum offering price per share......     $10.77
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($6,812,084 / 653,929 shares
              outstanding)........................     $10.42
                                                       ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($763,584 / 73,302 shares
              outstanding)........................     $10.42
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $1,120 on investment securities was comprised of gross appreciation of $2,690 and gross depreciation of $1,570 for Federal income tax purposes. At March 31, 2000, the aggregate cost of securities for Federal income tax purposes was $147,836.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when-issued" basis.

Nations Georgia Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2000 (as a percentage of net assets):
   MBIA                                                                   13.75%

Nations Georgia Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            11.31%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 94.1%
            GEORGIA -- 94.1%
 $  500     Atlanta and Fulton County,
              Georgia, Recreation
              Authority, Public
              Improvement Revenue,
              (Downtown Area Project)
              Series 1996A, (MBIA
              Insured),
              5.375% 12/01/26.........  Aaa       AAA    $   473
  1,000     Atlanta, Georgia, Airport
              Facilities Revenue
              Refunding, Series 2000A,
              (FGIC Insured),
              5.600% 01/01/30.........  Aaa       AAA        969
    500     Bartow County, Georgia,
              School District, GO,
              Series 1993, Prerefunded
              05/01/03 @ 102,
              5.300% 05/01/08.........  A1        AA         516
  1,000     Cartersville, Georgia,
              Development Authority,
              Sewer Facilities Revenue
              Refunding, (Anheuser-
              Busch Companies, Inc.
              Project) Series 1997,
              AMT,
              6.125% 05/01/27.........  A1        A+       1,000
    500     Columbia County, Georgia,
              School District, GO,
              Series 1994A, (MBIA
              Insured),
              6.250% 04/01/13.........  Aaa       AAA        533
  1,000     De Kalb County, Georgia,
              Development Authority,
              Revenue, (Emory
              University Project)
              Series 1994A,
              6.000% 10/01/14.........  Aa1       AA       1,034
  1,000     DeKalb County, Georgia, GO
              Refunding, Series 1993,
              5.250% 01/01/20.........  Aa1       AA+        946
  1,000     Effingham County, Georgia,
              Development Authority,
              Solid Waste Disposal
              Revenue, (Fort James
              Corporation Project)
              Series 1998, AMT,
              5.625% 07/01/18.........  Baa2      BBB-       892
    500     Fayette County, Georgia,
              School District, GO,
              Series 1994,
              6.125% 03/01/15.........  AA        AA         530
  1,000     Forsyth County, Georgia,
              School District, GO,
              Series 1999,
              6.000% 02/01/15.........  Aa2       AA-      1,053

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $1,000     Fulco, Georgia, Hospital
              Authority, Revenue
              Anticipation
              Certificates, (St.
              Joseph Hospital Project)
              Series 1994,
              5.500% 10/01/14.........  Aaa       A      $ 1,008
    500     Fulton County, Georgia,
              Development Authority,
              Revenue, (Clark Atlanta
              University Project)
              Series 1995, (CONNIE LEE
              Insured),
              5.125% 01/01/10.........  BAa3      AAA        498
  1,000     Georgia State, GO, Series
              1999D,
              5.800% 11/01/13.........  Aaa       AAA      1,056
  1,330     Georgia State, Housing and
              Finance Authority,
              Single-Family Mortgage
              Revenue, Series 1998B-3,
              4.400% 06/01/17.........  NR        AAA      1,300
  1,080     Georgia State, Housing and
              Finance Authority,
              Single-Family Mortgage
              Revenue, Series 1999B-2,
              6.100% 06/01/31.........  NR        AAA      1,083
    500     Georgia State, Tollway
              Authority, Revenue
              Refunding, (Georgia 400
              Project) Series 1998,
              4.500% 07/01/11.........  Aaa       AAA        469
  1,000     Georgia, George L. Smith
              II World Congress Center
              Authority, Revenue
              Refunding, (Domed
              Stadium Project) Series
              2000, AMT, (MBIA
              Insured),
              6.000% 07/01/05.........  Aaa       AAA      1,042
    500     Hall County, Georgia,
              School District, GO
              Refunding, Series 1997,
              (State Aid Withholding),
              4.500% 11/01/14.........  Aa2       NR         443
  1,000     Henry County, Georgia,
              Hospital Authority,
              Revenue, (Henry Medical
              Center Project) Series
              1997, Prerefunded
              07/01/07 @ 102, (AMBAC
              Insured),
              6.000% 07/01/29.........  Aaa       AAA      1,017
    500     Lawrenceville, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue, (Knollwood
              Park, LP Project) Series
              1997, AMT, (FNMA COLL),
              Mandatory Put 06/01/15 @
              100,
              6.250% 12/01/29.........  NR        AAA        510

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $  500     Peach County, Georgia,
              School District, GO,
              Series 1994, (State Aid
              Withholding, MBIA
              Insured),
              6.500% 02/01/08.........  Aaa       AAA    $   547
  1,000     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue Refunding,
              (Mercer University
              Project) Series 1999A,
              5.250% 10/01/20.........  A3        NR         900
  1,000     Private Colleges and
              Universities Facilities
              Authority, Georgia,
              Revenue Refunding,
              (Mercer University
              Project) Series 1999A,
              5.375% 10/01/29.........  A3        NR         893
  1,000     Roswell, Georgia, GO,
              Series 1995,
              5.600% 02/01/10.........  Aa2       AAA      1,027
    500     Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue Refunding,
              (Candler Hospital
              Project) Series 1992,
              Prerefunded 01/01/03 @
              102,
              7.000% 01/01/23.........  Ba1       BB         536
    450     Savannah, Georgia,
              Hospital Authority,
              Hospital Improvement
              Revenue, (St. Joseph's
              Hospital Project) Series
              1993, Prerefunded
              07/01/03 @ 102,
              6.125% 07/01/12.........  A3        NR         474
  1,000     Savannah, Georgia,
              Hospital Authority,
              Revenue, (St.
              Josephs-Candler Health
              Systems Project) Series
              1998B, (FSA Insured),
              5.250% 07/01/10.........  Aaa       NR         999
    500     Savannah, Georgia, Water
              and Sewer Improvement
              Revenue Refunding,
              Series 1993,
              5.100% 12/01/10.........  Aa3       AA-        497

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $  500     Union County, Georgia,
              Housing Authority,
              Multi-Family Housing
              Revenue Refunding,
              (Hidden Lake Apartments
              Ltd. Project) Series
              1994A, (FHA/FNMA COLL),
              7.125% 12/01/25.........  Aaa       NR     $   523
  1,000     White County, Georgia,
              Industrial Development
              Authority, Revenue
              Refunding, (Springs
              Industries, Inc.
              Project) Series 1992,
              6.850% 06/01/10.........  NR        BBB+     1,013
                                                         -------
                                                          23,781
                                                         -------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $23,430)..........................    23,781
                                                         -------

 SHARES
  (000)
 ------
            INVESTMENT COMPANIES -- 12.6%
              (Cost $3,173)
  3,173     Nations Municipal Reserves#............     3,173
                                                      -------
            TOTAL INVESTMENTS (Cost
              $26,603*).....................  106.7%   26,954
                                                      -------
            OTHER ASSETS AND LIABILITIES
              (NET).........................   (6.7)%
            Interest receivable....................   $   451
            Receivable from investment advisor.....        31
            Payable for Fund shares redeemed.......       (26)
            Administration fee payable.............        (4)
            Shareholder servicing and
              distribution fees payable............        (9)
            Distributions payable..................       (65)
            Payable for investment securities
              purchased............................    (1,992)
            Accrued Trustees'/Directors' fees
              and expenses.........................       (17)
            Accrued expenses and other
              liabilities..........................       (61)
                                                      -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)................................    (1,692)
                                                      -------
            NET ASSETS......................  100.0%  $25,262
                                                      =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Georgia Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

                                                       VALUE
                                                       (000)
-------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment income....   $    49
            Accumulated net realized loss on
              investments sold.....................      (969)
            Net unrealized appreciation of
              investments..........................       351
            Paid-in capital........................    25,831
                                                      -------
            NET ASSETS.............................   $25,262
                                                      =======
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($13,064,179 / 1,370,790 shares
              outstanding).........................     $9.53
                                                        =====
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($1,852,650 / 194,361
              shares outstanding)..................     $9.53
                                                        =====
            Maximum sales charge...................     4.75%
            Maximum offering price per share.......    $10.01
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($10,285,489 / 1,079,044
              shares outstanding)..................     $9.53
                                                        =====
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($60,045 / 6,298 shares
              outstanding).........................     $9.53
                                                        =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $351 on investment securities was comprised of gross appreciation of $599 and gross depreciation of $248 for Federal income tax purposes. At March 31, 2000, the aggregate cost of securities for Federal income tax purposes was $26,603.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Georgia Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            10.72%
   Housing                                                                13.14%
   Education                                                              12.27%
   Cash                                                                   11.71%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 98.3%
            MARYLAND -- 91.8%
 $1,000     Anne Arundel County,
              Maryland, Consolidated
              General Improvement GO,
              Series 1991B, 6.200%
              04/15/03...............  Aa1       AA+    $  1,039
  1,000     Anne Arundel County,
              Maryland, Consolidated
              General Improvement GO,
              Series 1993, 5.125%
              07/15/08...............  Aa2       AA+       1,008
  1,000     Baltimore County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1991, 6.100%
              07/01/01...............  Aaa       AAA       1,021
  1,375     Baltimore County,
              Maryland, Metropolitan
              District, Special
              Assignment GO
              Refunding, Series 1992,
              5.750% 05/01/02........  Aaa       AAA       1,406
  1,000     Baltimore County,
              Maryland, Metropolitan
              District, Special
              Assignment GO
              Refunding, Series 1992,
              5.800% 05/01/03........  Aaa       AAA       1,032
  1,720     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1991C, (FGIC Insured),
              6.200% 10/15/02........  Aaa       AAA       1,783
  1,075     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1991C, (FGIC Insured),
              6.375% 10/15/07........  Aaa       AAA       1,169
  1,000     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1993A, (AMBAC Insured),
              5.300% 10/15/06........  Aaa       AAA       1,013
  1,740     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1997A, (FGIC Insured),
              5.300% 10/15/16........  Aaa       AAA       1,702
  1,000     Baltimore, Maryland,
              Convention Center
              Revenue Refunding,
              Series 1998, (MBIA
              Insured), 5.000%
              09/01/06...............  Aaa       AAA       1,005

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,725     Baltimore, Maryland,
              Exchanged Revenue,
              Series 1996A, (FGIC
              Insured), 5.900%
              07/01/10...............  Aaa       AAA    $  1,837
  1,000     Baltimore, Maryland, GO,
              Series 1989B, (MBIA
              Insured), 7.000%
              10/15/04...............  Aaa       AAA       1,087
  1,000     Baltimore, Maryland, GO,
              Series 1989B, (MBIA
              Insured), 7.050%
              10/15/07...............  Aaa       AAA       1,127
  1,750     Baltimore, Maryland, Port
              Facilities Revenue,
              (E.I. duPont de Nemours
              Project) Series 1985,
              6.500% 12/01/10........  Aa3       AA-       1,848
  1,000     Baltimore, Maryland,
              Revenue Refunding,
              (Wastewater Projects)
              Series 1993A, (MBIA
              Insured), 5.100%
              07/01/04...............  Aaa       AAA       1,012
  1,000     Baltimore, Maryland,
              Revenue Refunding,
              (Wastewater Projects)
              Series 1994A, (FGIC
              Insured), 5.000%
              07/01/22...............  Aaa       AAA         911
  1,000     Baltimore, Maryland,
              Revenue Refunding,
              (Wastewater Projects)
              Series 1994A, (FGIC
              Insured), 5.000%
              07/01/24...............  Aaa       AAA         907
  1,000     Baltimore, Maryland,
              Water Utilities Revenue
              Refunding, (Water
              Projects) Series 1990A,
              (MBIA Insured),
              Prerefunded 07/01/00 @
              102, 6.950% 07/01/02...  Aaa       AAA       1,027
    500     Carroll County, Maryland,
              Consolidated Public
              Improvement GO, Series
              1990, Prerefunded
              10/01/00 @ 102, 6.900%
              10/01/02...............  Aaa       AA          517
  1,350     Carroll County, Maryland,
              Consolidated Public
              Improvement GO, Series
              1991, 6.000%
              11/01/00...............  Aa3       AA        1,365

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     Cecil County, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series 1993,
              (FGIC Insured), 5.300%
              12/01/00...............  Aaa       AAA    $  1,008
  1,810     Charles County, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series 1992,
              (AMBAC Insured), 5.900%
              01/15/03...............  Aaa       AAA       1,865
    750     Charles County, Maryland,
              Consolidated Public
              Improvement GO, Series
              1991, Prerefunded
              06/01/01 @ 102, 6.450%
              06/01/04...............  Aaa       AA          782
  2,135     Frederick County,
              Maryland, GO Refunding,
              Series 1993, 5.350%
              07/01/05...............  AA        AA        2,178
  1,000     Frederick County,
              Maryland, GO, Series
              1991B, 6.300%
              07/01/06...............  Aa2       AA        1,048
  2,000     Frederick, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series 1992,
              (FGIC Insured), 5.750%
              12/01/01...............  Aaa       AAA       2,040
  2,240     Frederick, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series 1992,
              (FGIC Insured), 6.000%
              12/01/05...............  Aaa       AAA       2,342
    600     Harford County, Maryland,
              GO, Series 1991,
              Prerefunded 12/01/00 @
              102, 6.100% 12/01/04...  Aaa       AAA         619
    920     Harford County, Maryland,
              GO, Series 1997, 5.500%
              12/01/07...............  Aa2       AA          955
  1,455     Harford County, Maryland,
              Public Improvement GO,
              Series 1992, 5.300%
              09/01/03...............  Aa2       AA        1,484
  1,545     Howard County, Maryland,
              Consolidated Public
              Improvement GO
              Refunding, Series
              1993A, 5.000%
              08/15/03...............  Aaa       AAA       1,560

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $   20     Howard County, Maryland,
              Consolidated Public
              Improvement GO,
              Prerefunded, Series
              1993A, Prerefunded
              08/15/05 @ 100, 5.250%
              08/15/06...............  Aaa       AAA    $     20
  1,500     Howard County, Maryland,
              Consolidated Public
              Improvement GO, Series
              2000A, 5.250%
              02/15/16(a)............  Aaa       AAA       1,473
  2,000     Howard County, Maryland,
              Consolidated Public
              Improvement GO, Series
              2000A, 5.250%
              02/15/18(a)............  Aaa       AAA       1,939
  1,000     Howard County, Maryland,
              Metropolitan District,
              GO Refunding, Series
              1991B, 6.000%
              08/15/03...............  Aaa       AAA       1,040
  1,980     Howard County, Maryland,
              Public Improvement GO,
              Unrefunded Balance,
              Series 1993A, 5.250%
              08/15/06...............  Aaa       AAA       2,016
    605     Laurel, Maryland, GO
              Refunding, Series
              1991A, (MBIA Insured),
              6.300% 07/01/00........  Aaa       AAA         608
  1,530     Laurel, Maryland, Public
              Improvement GO
              Refunding, 1996A, (FGIC
              Insured), 5.000%
              10/01/11...............  Aaa       AAA       1,509
    815     Maryland State Economic
              Development
              Corporation, Student
              Housing Revenue, Series
              1999A, 6.000%
              06/01/19...............  Baa3      NR          774
  1,200     Maryland State,
              Certificates of
              Participation
              Refunding, (State
              Highway and Motor
              Vehicle Administration
              Project) Series 1992,
              5.700% 06/01/01........  Aa3       AA-       1,217
  1,200     Maryland State,
              Certificates of
              Participation
              Refunding, (State
              Highway and Motor
              Vehicle Administration
              Project) Series 1992,
              5.800% 06/01/02........  Aa3       AA-       1,225

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,410     Maryland State,
              Certificates of
              Participation, Revenue,
              (Aviation
              Administration
              Facilities Project)
              Series 1999, AMT,
              4.750% 05/01/07........  Aa3       AA     $  1,382
  1,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family Program)
              Series 1997-1, (MHF/FHA
              Insured), 4.950%
              04/01/07...............  Aa2       NR          989
  2,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family Program)
              Series 1998-1, AMT,
              5.150% 04/01/18........  Aa2       NR        1,830
  4,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family Program)
              Series 1998-3, AMT,
              4.500% 04/01/08........  Aa2       NR        3,787
  1,685     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Single-Family Program)
              Series 1998-3, AMT,
              4.700% 04/01/10........  Aa2       NR        1,590
  3,250     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999A, AMT,
              5.350% 07/01/41........  Aa2       NR        2,781
  2,410     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999D, AMT,
              5.375% 09/01/24........  Aa2       NR        2,181

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $2,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999H, AMT,
              6.000% 09/01/17........  Aa2       NR     $  2,018
  3,900     Maryland State, Community
              Development
              Administration,
              Development Revenue,
              (Lexington Terrace
              Senior Housing, LP
              Project) Series 1998B,
              AMT, 3.900% 10/01/02...  Aaa       NR        3,825
  3,000     Maryland State, Community
              Development
              Administration,
              Development Revenue,
              (Lexington Terrace
              Townhomes, LP Project)
              Series 1998A, AMT,
              3.900% 10/01/02........  Aaa       NR        2,941
  1,250     Maryland State,
              Department of
              Transportation,
              Consolidated
              Transportation Revenue,
              Series 1991,
              Prerefunded 09/01/00 @
              100.75, 6.100%
              09/01/01...............  Aaa       AAA       1,269
    950     Maryland State, Economic
              Development
              Corporation, Student
              Housing Revenue, Series
              1999A, 5.600%
              06/01/10...............  Baa3      NR          930
  1,100     Maryland State, GO
              Refunding, Series
              1990-3, Prerefunded
              07/15/00 @ 101.5,
              6.800% 07/15/04........  Aaa       AAA       1,125
  2,700     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins Hospital
              Project) Series 1993,
              5.250% 07/01/04........  Aa2       AA        2,742
  1,500     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins Hospital
              Project) Series 1993,
              5.400% 07/01/06........  Aa2       AA        1,531

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $3,050     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins Hospital
              Project) Series 1993,
              5.500% 07/01/07........  Aa2       AA     $  3,121
  1,000     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue Refunding,
              (University of Maryland
              Medical Systems
              Project) Series 1993,
              (FGIC Insured), 5.200%
              07/01/04...............  Aaa       AAA       1,014
  3,135     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Hospital
              Charity Obligation
              Group) Series 1997D,
              Mandatory Put 11/01/03
              @ 100, 4.600%
              11/01/26...............  Aaa       NR        3,121
    815     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Howard County
              General Hospital
              Project) Series 1993,
              5.125% 07/01/03........  Aaa       NR          819
  1,000     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Howard County
              General Hospital
              Project) Series 1993,
              5.500% 07/01/13........  Aaa       NR          999
  1,000     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Howard County
              General Hospital
              Project) Series 1993,
              5.500% 07/01/21........  Aaa       NR          989
  1,000     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Johns Hopkins
              Hospital Redevelopment
              Project) Series 1979,
              5.750% 07/01/09........  Aaa       AAA       1,052
  1,000     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Johns Hopkins
              Medicine Project)
              Series 1998, 5.000%
              07/01/29...............  Aaa       AAA         879

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $4,000     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Johns Hopkins
              University Project)
              Series 1999, 6.000%
              07/01/39...............  Aa2       AA     $  4,057
    500     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (Sinai
              Hospital of Baltimore
              Project) Series 1990,
              (AMBAC Insured),
              Prerefunded 07/01/00 @
              102, 7.300% 07/01/05...  Aaa       AAA         514
  1,250     Maryland State, Health
              and Higher Education
              Facilities Authority,
              Revenue, (The Johns
              Hopkins Hospital
              Project) Series 1990,
              Prerefunded 07/01/00 @
              102, 7.000% 07/01/01...  Aaa       AAA       1,284
  1,500     Maryland State, State and
              Local Facilities Loan
              GO, Series 1995-2,
              5.000% 10/15/04........  Aaa       AAA       1,516
  1,550     Maryland State, State and
              Local Facilities Loan
              GO, Series 1996-2,
              5.250% 06/15/11........  Aaa       AAA       1,571
  3,000     Maryland State, State and
              Local Facilities Loan
              GO, Series 1996-3,
              5.000% 10/15/06........  Aaa       AAA       3,024
  1,170     Maryland State,
              Transportation
              Authority, Revenue,
              (Transportation
              Facilities Project)
              Series 1978, 6.625%
              07/01/03...............  Aaa       AAA       1,204
    245     Maryland State,
              Transportation
              Authority, Special
              Obligation Revenue,
              (Baltimore -
              Washington, D.C.
              International Airport
              Project) Series 1994A,
              AMT, (FGIC Insured),
              6.400% 07/01/19........  Aaa       AAA         246
  2,300     Maryland State,
              Transportation
              Authority,
              Transportation Revenue,
              Series 1991, 6.500%
              07/01/04...............  A1        A+        2,394

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $4,000     Maryland State,
              Transportation
              Authority,
              Transportation Revenue,
              Series 1992, 5.700%
              07/01/05...............  A1        A+     $  4,153
  2,800     Maryland State,
              Transportation
              Authority,
              Transportation Revenue,
              Series 1992, 5.800%
              07/01/06...............  A1        A+        2,932
    500     Maryland, National
              Capital Park and
              Planning Commission,
              GO, Series 1990J-2,
              Prerefunded 07/01/00 @
              102, 6.900% 07/01/02...  Aa2       AA          513
  2,000     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series
              1992A, 5.600%
              07/01/04...............  Aaa       AAA       2,065
  1,000     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series
              1992A, 5.750%
              07/01/06...............  Aaa       AAA       1,047
    500     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1991A,
              Prerefunded 04/01/01 @
              102, 6.700% 04/01/06...  Aaa       AAA         522
  3,500     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1993A, 4.900%
              10/01/07...............  Aaa       AAA       3,503
  1,000     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1997A, 5.375%
              05/01/08...............  Aaa       AAA       1,029
  3,000     Montgomery County,
              Maryland, GO, Series
              1991, Prerefunded
              10/01/01 @ 102, 6.100%
              10/01/05...............  Aaa       AAA       3,126
  1,000     Montgomery County,
              Maryland, GO, Series
              1991, Prerefunded
              10/01/01 @ 102, 6.125%
              10/01/07...............  Aaa       AAA       1,043
    865     Montgomery County,
              Maryland, Housing
              Opportunities
              Commission,
              Single-Family Mortgage
              Revenue, Series 1997A,
              5.400% 07/01/08........  Aa2       NR          876

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,500     Northeast Maryland, Solid
              Waste Disposal
              Authority Revenue,
              (Montgomery County
              Resource Recreation
              Project) Series 1993A,
              6.000% 07/01/07........  A2        NR     $  1,543
  1,535     Northeast Maryland, Solid
              Waste Disposal
              Authority, Southwest
              Research Recovery
              Facilities Revenue
              Refunding,
              (Wheelabrator
              Technologies Project)
              Series 1993, (MBIA
              Insured), 7.000%
              01/01/01...............  Aaa       AAA       1,566
    630     Ocean City, Maryland, GO
              Refunding, Series 1991,
              (MBIA Insured),
              Prerefunded 11/01/01 @
              102, 6.100% 11/01/04...  Aaa       AAA         657
  1,170     Ocean City, Maryland, GO,
              Series 1997, (MBIA
              Insured), 5.000%
              12/01/14...............  Aaa       AAA       1,131
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series
              1992A, (MBIA Insured),
              5.400% 03/01/02........  Aaa       AAA       1,014
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series 1991,
              6.500% 07/01/02........  A1        AA-       1,039
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series
              1992A, (MBIA Insured),
              5.300% 03/01/01........  Aaa       AAA       1,010
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1992, 5.600%
              01/15/03...............  A1        AA-       1,023
  1,800     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1992, 5.900%
              01/15/06...............  A1        AA-       1,861

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $2,300     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1999, (FSA
              Insured), 5.125%
              10/01/16...............  Aaa       AAA    $  2,222
  1,000     Prince Georges County,
              Maryland, PCR
              Refunding, (Potomac
              Electric Power Project)
              Series 1995, 5.750%
              03/15/10...............  A1        A         1,043
  2,000     Prince Georges County,
              Maryland, Solid Waste
              Management Systems
              Authority, Revenue
              Refunding, Series 1993,
              (FSA Insured), 5.100%
              06/15/05...............  Aaa       AAA       2,012
    800     Prince Georges County,
              Maryland, Solid Waste
              Management Systems
              Authority, Revenue,
              Series 1990, 6.600%
              06/30/00...............  Aaa       AAA         805
    740     Prince Georges County,
              Maryland, Solid Waste
              Management Systems
              Authority, Revenue,
              Series 1990,
              Prerefunded 06/30/00 @
              102, 6.800% 06/30/04...  Aaa       AAA         760
  1,000     Rockville, Maryland, GO
              Refunding, Series 1993,
              4.750% 04/15/05........  Aa1       AA+         998
  1,000     St. Mary's County,
              Maryland, GO, Series
              1995, (MBIA Insured),
              5.700% 03/01/08........  Aaa       AAA       1,045
  2,000     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue Refunding,
              Series 1993C, 4.900%
              10/01/08...............  Aa3       AA+       1,982
  2,000     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1991A,
              Prerefunded 04/01/00 @
              102, 6.500% 04/01/06...  NR        AAA       2,040
    745     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1992A,
              6.000% 02/01/04........  Aa3       AA+         770

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,000     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1992A,
              6.300% 02/01/08........  Aa3       AA+    $  1,037
  1,000     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1992A,
              6.300% 02/01/10........  Aa3       AA+       1,037
  1,020     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1996A,
              5.600% 04/01/13........  Aa3       AA+       1,042
  3,115     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1996A,
              5.600% 04/01/14........  Aa3       AA+       3,167
  1,000     Washington County,
              Maryland, Consolidated
              Public Improvement GO
              Refunding, Series 1993,
              (FGIC Insured), 5.250%
              01/01/06...............  Aaa       AAA       1,015
    500     Washington County,
              Maryland, GO, Series
              1990, 6.400%
              12/01/00...............  A1        A+          507
  1,000     Washington County,
              Maryland, Sanitation
              District, GO Refunding,
              Series 1993F, (FGIC
              Insured), 5.250%
              01/01/06...............  Aaa       AAA       1,015
  1,260     Washington Suburban
              Sanitation District
              Authority, Maryland,
              General Construction
              GO, Series 1991-1,
              Prerefunded 06/01/01 @
              102, 6.750% 06/01/05...  Aaa       AAA       1,318
  1,000     Washington Suburban
              Sanitation District
              Authority, Maryland,
              General Construction
              GO, Series 1997, 5.125%
              06/01/21...............  Aa1       AA          928
  3,440     Washington Suburban
              Sanitation District
              Authority, Maryland,
              Water Supply GO
              Refunding, Series 1993,
              5.100% 12/01/07........  Aa1       AA        3,472

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $2,010     Washington Suburban
              Sanitation District
              Authority, Maryland,
              Water Supply GO, Series
              1992, Prerefunded
              06/01/02 @ 102, 5.800%
              06/01/03...............  Aa1       AA     $  2,093
  1,000     Washington Suburban
              Sanitation District
              Authority, Maryland,
              Water Supply GO, Series
              1993, 5.000%
              06/01/03...............  Aa1       AA        1,010
  1,355     Wicomico County,
              Maryland, Public
              Improvement GO, Series
              1997, (MBIA Insured),
              4.900% 12/01/11........  Aaa       AAA       1,316
  1,425     Wicomico County,
              Maryland, Public
              Improvement GO, Series
              1997, (MBIA Insured),
              5.000% 12/01/12........  Aaa       AAA       1,394
                                                        --------
                                                         175,924
                                                        --------
            ALABAMA -- 1.6%
  3,000     Courtland, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1992, 7.000%
              06/01/22...............  Baa1      BBB       3,046
                                                        --------
            COLORADO -- 0.7%
  3,800     Public Highway Authority
              of Colorado, Revenue,
              Capital Appreciation,
              Series 1997B, (MBIA
              Insured), 5.250%+
              09/01/18...............  Aaa       AAA       1,298
                                                        --------
            DISTRICT OF COLUMBIA -- 1.8%
  3,500     Washington, District of
              Columbia, Metropolitan
              Area Transportation
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured), 5.000%
              07/01/06...............  Aaa       AAA       3,503
                                                        --------
            TEXAS -- 1.0%
  2,000     Texas State, Water
              Development Board,
              Revenue, Series 1997,
              5.000% 07/15/12........  Aa1       AAA       1,941
                                                        --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- 1.4%
 $3,000     Virginia State,
              Transportation Board
              Authority,
              Transportation Contract
              Revenue, (Northern
              Virginia Transportation
              District Project)
              Series 1996A, 5.125%
              05/15/21...............  Aa1       AA     $  2,742
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $187,126)........                    188,454
                                                        --------

SHARES
(000)
------
         INVESTMENT COMPANIES -- 1.1%
           (Cost $2,030)
 2,030   Nations Municipal Reserves#............      2,030
                                                   --------
         TOTAL INVESTMENTS
           (Cost $189,156*)..............   99.4%   190,484
                                                   --------
         OTHER ASSETS AND LIABILITIES
           (NET).........................    0.6%
         Cash...................................   $      1
         Receivable for investment
           securities sold......................      2,036
         Receivable for Fund shares sold........        298
         Dividends receivable...................         28
         Interest receivable....................      3,319
         Payable for Fund shares redeemed.......       (220)
         Investment advisory fee payable........        (13)
         Administration fee payable.............        (33)
         Shareholder servicing and
           distribution fees payable............         (9)
         Distributions payable..................       (697)
         Payable for investment securities
           purchased............................     (3,412)
         Accrued Trustees'/Directors' fees
           and expenses.........................        (21)
         Accrued expenses and other
           liabilities..........................        (92)
                                                   --------
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET)................................      1,185
                                                   --------
         NET ASSETS......................  100.0%  $191,669
                                                   ========
         NET ASSETS CONSIST OF:
         Accumulated net realized loss on
           investments sold.....................   $ (1,697)
         Net unrealized appreciation of
           investments..........................      1,328
         Paid-in capital........................    192,038
                                                   --------
         NET ASSETS.............................   $191,669
                                                   ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000


                                                      VALUE
------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($169,218,007 / 15,987,857 shares
              outstanding).........................   $10.58
                                                      ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($16,454,572 / 1,554,726
              shares outstanding)..................   $10.58
                                                      ======
            Maximum sales charge...................    3.25%
            Maximum offering price per share.......   $10.94
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($5,661,878 / 534,980 shares
              outstanding).........................   $10.58
                                                      ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($335,015 / 31,653 shares
              outstanding).........................   $10.58
                                                      ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $1,328 on investment securities was comprised of gross appreciation of $3,240 and gross depreciation of $1,912 for Federal income tax purposes. At March 31, 2000, the aggregate cost of securities for Federal income tax purposes was $189,156.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when-issued" basis.

Nations Maryland Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2000 (as a percentage of net assets):
   FGIC                                                                   10.52%

Nations Maryland Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

   Housing Revenue                                                        12.87%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 101.2%
            MARYLAND -- 91.7%
 $  500     Anne Arundel County,
              Maryland, Consolidated
              General Improvement GO
              Refunding, Series 1995,
              5.300% 04/01/10.........  Aa1       AA+    $   508
    500     Anne Arundel County,
              Maryland, Consolidated
              General Improvement GO,
              Series 1993, 5.250%
              07/15/11................  Aa2       AA+        503
  1,000     Baltimore, Maryland,
              Consolidated Public
              Improvement GO, Series
              1998B, (FGIC Insured),
              6.500% 10/15/08.........  Aaa       AAA        954
    250     Baltimore, Maryland,
              Convention Center
              Revenue, Series 1994,
              (FGIC Insured),
              Prerefunded 09/01/04 @
              100, 6.150% 09/01/19....  Aaa       AAA        263
    250     Baltimore, Maryland, Port
              Facilities Revenue,
              (E.I. duPont de Nemours
              Project) Series 1985,
              6.500% 12/01/10.........  Aa3       AA-        264
    250     Cumberland, Maryland, GO
              Refunding, Series 1994A,
              (FGIC Insured), 5.250%
              05/01/21................  Aaa       AAA        236
  1,000     Harford County, Maryland,
              GO, Series 1997, 5.500%
              12/01/07................  Aa2       AA       1,038
  1,900     Howard County, Maryland,
              Consolidated Public
              Improvement GO, Series
              2000A, 5.250%
              02/15/17(a).............  Aaa       AAA      1,855
  1,000     Maryland State,
              Certificates of
              Participation, Series
              1999, AMT, 4.750%
              05/01/06................  Aa3       AA         986
    500     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development,
              Multi-Family Revenue,
              (Auburn Manor
              Apartments, LP Project)
              Series 1998A, AMT, (FNMA
              COLL), 5.250%
              10/01/19................  Aaa       NR         452

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  500     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Residential Project)
              Series 1998B, AMT,
              4.950% 09/01/11.........  Aa2       NR     $   477
    810     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              (Residential Project)
              Series 2000A, 5.500%
              09/01/12................  Aa2       NR         811
    500     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999A, AMT,
              5.350% 07/01/41.........  Aa2       NR         428
  1,000     Maryland State, Community
              Development
              Administration,
              Department of Housing
              and Community
              Development, Revenue,
              Series 1999H, AMT,
              6.000% 09/01/17.........  Aa2       NR       1,009
    500     Maryland State, Community
              Development
              Administration, Housing
              Development Revenue,
              Series 1998A, AMT,
              5.500% 07/01/30.........  Aa2       NR         450
    495     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Collegiate Housing
              Project) Series 1999A,
              5.300% 06/01/08.........  Baa3      NR         479
    575     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Collegiate Housing
              Project) Series 1999A,
              5.600% 06/01/11.........  Baa3      NR         559
    500     Maryland State, Economic
              Development Corporation,
              Student Housing Revenue,
              (Salisbury Collegiate
              Housing Project) Series
              1999A, 6.000%
              06/01/30................  Baa3      NR         462

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $  200     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Greater Baltimore
              Medical Center Project)
              Series 1993, (FGIC
              Insured), 5.000%
              07/01/13................  Aaa       AAA    $   193
    300     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Johns Hopkins Hospital
              Project) Series 1993,
              5.600% 07/01/09.........  Aa2       AA         307
    290     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue Refunding,
              (Memorial Hospital of
              Cumberland Project)
              Series 1992, Prerefunded
              07/01/04 @ 100, 6.500%
              07/01/10................  A         AA+        307
    110     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Anne Arundel
              Medical Center Project)
              Series 1993, (AMBAC
              Insured), 5.250%
              07/01/13................  Aaa       AAA        109
    510     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (College of
              Notre Dame Project)
              Series 1998, (MBIA
              Insured), 4.600%
              10/01/14................  Aaa       AAA        465
    460     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (College of
              Notre Dame Project)
              Series 1998, (MBIA
              Insured), 5.300%
              10/01/18................  Aaa       AAA        450
    100     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Frederick
              Memorial Hospital
              Project) Series 1993,
              (FGIC Insured),
              5.250% 07/01/13.........  Aaa       AAA        100

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $1,710     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Hospital
              Charity Obligation
              Group) Series 1997D,
              Mandatory Put 11/01/03 @
              100, 4.600% 11/01/26....  Aaa       NR     $ 1,704
  1,000     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (John Hopkins
              Hospital Redevelopment
              Project) Series 1979,
              5.750% 07/01/09.........  Aaa       AAA      1,052
  2,000     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Johns Hopkins
              University Project)
              Series 1999, 6.000%
              07/01/39................  Aa2       AA       2,029
    330     Maryland State, Health and
              Higher Education
              Facilities Authority,
              Revenue, (Loyola College
              Project) Series 1999,
              5.000% 10/01/39.........  A2        A          281
    425     Maryland State, Industrial
              Development Finance
              Authority, Revenue,
              (American Center for
              Physics Project) Series
              1992, (GTY-AGMT), 6.375%
              01/01/12................  NR        BBB        429
    500     Maryland State, Stadium
              Authority, Lease
              Revenue, (Ocean City
              Convention Center
              Project) Series 1995,
              5.375% 12/15/13.........  Aa2       AA         503
  1,000     Maryland State, State and
              Local Facilities Loan
              GO, Series 1999-2,
              5.000% 07/15/07.........  Aaa       AAA      1,007
    500     Maryland State,
              Transportation
              Authority, Revenue,
              (Transportation
              Facilities Project)
              Series 1978, 6.800%
              07/01/16................  Aaa       AAA        562
    300     Maryland State,
              Transportation
              Authority, Revenue,
              (Transportation
              Facilities Project)
              Series 1992, 5.750%
              07/01/15................  A1        A+         303

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $   30     Maryland State,
              Transportation
              Authority, Special
              Obligation Revenue,
              (Baltimore - Washington,
              D.C. International
              Airport Project) Series
              1994A, AMT, (FGIC
              Insured), 6.400%
              07/01/19................  Aaa       AAA    $    30
    200     Maryland, Water Quality
              Financing
              Administration,
              Revolving Loan Fund
              Revenue, Series 1992A,
              6.550% 09/01/14.........  Aa2       AA         209
    250     Maryland, Water Quality
              Financing
              Administration,
              Revolving Loan Fund
              Revenue, Series 1993A,
              5.400% 09/01/10.........  Aa2       AA         253
  1,500     Montgomery County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1992A, 5.800%
              07/01/07................  Aaa       AAA      1,581
    250     Montgomery County,
              Maryland, Housing
              Opportunities
              Commission, Multi-Family
              Mortgage Revenue, Series
              1994A, 6.000%
              07/01/14................  Aaa       NR         252
    935     Northeast Maryland, Solid
              Waste Disposal
              Authority, Revenue,
              (Ogden Martin
              Systems - Montgomery
              County Residential
              Receivables Project)
              Series 1993A, AMT,
              6.300% 07/01/16.........  A2        NR         954
  1,000     Prince Georges County,
              Maryland, Consolidated
              Public Improvement GO,
              Series 1999, (FSA
              Insured), 5.125%
              10/01/16................  Aaa       AAA        966
    500     Prince Georges County,
              Maryland, PCR Refunding,
              (Potomac Electric Power
              Project) Series 1995,
              5.750% 03/15/10.........  A1        A          522
    500     Prince Georges County,
              Maryland, Solid Waste
              Management Systems
              Authority, Revenue
              Refunding, Series 1993,
              (FSA Insured), 5.200%
              06/15/06................  Aaa       AAA        506
    500     Prince Georges County,
              Maryland, Stormwater
              Management, GO, Series
              1993, 5.500% 03/15/13...  Aa3       AA         505

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $2,500     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1996A,
              5.600% 04/01/13.........  Aa3       AA+    $ 2,554
  1,000     University of Maryland,
              Systems Auxiliary
              Facilities and Tuition
              Revenue, Series 1997A,
              5.125% 04/01/13.........  Aa3       AA+        983
    200     Washington County,
              Maryland, Public
              Improvement GO, Series
              1995, (MBIA Insured),
              5.800% 01/01/15.........  Aaa       AAA        205
    320     Washington County,
              Maryland, Sanitation
              District, GO Refunding,
              Series 1993F, (FGIC
              Insured), 5.000%
              01/01/04................  Aaa       AAA        322
  1,290     Wicomico County, Maryland,
              Public Improvement GO,
              Series 1997, (MBIA
              Insured),
              4.800% 12/01/10.........  Aaa       AAA      1,248
                                                         -------
                                                          32,625
                                                         -------
            DISTRICT OF COLUMBIA -- 1.6%
    200     Washington, District of
              Columbia, Metropolitan
              Area Transportation
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured), 4.900%
              01/01/05................  Aaa       AAA        200
    350     Washington, District of
              Columbia, Metropolitan
              Area Transportation
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured), 6.000%
              07/01/10................  Aaa       AAA        374
                                                         -------
                                                             574
                                                         -------
            GUAM -- 1.6%
    600     Guam, Government GO,
              Series 1993A, 5.200%
              11/15/08................  NR        BBB-       578
                                                         -------
            MISSISSIPPI -- 1.4%
    500     Warren County,
              Mississippi,
              Environmental
              Improvement Revenue
              Refunding,
              (International Paper
              Company Project) Series
              2000A, 6.700%
              08/01/18................  A3        BBB+       506
                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Maryland Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            PUERTO RICO -- 2.4%
 $  500     Puerto Rico, Electric
              Power Authority, Power
              Revenue Refunding,
              Series 1995Y, (MBIA
              Insured), 6.500%
              07/01/06................  Aaa       AAA    $   546
    325     Puerto Rico, Housing Bank
              and Finance Agency,
              Single-Family Mortgage
              Revenue, (Affordable
              Housing Mortgage-
              Portfolio I) Series
              1995, AMT, (GNMA/FNMA/
              FHLMC COLL), 6.100%
              10/01/15................  Aaa       AAA        326
                                                         -------
                                                             872
                                                         -------
            TEXAS -- 2.5%
  1,000     Houston, Texas,
              Independent School
              District, GO Refunding,
              Series 1999A, (PSF-GTD
              Insured), 5.000%
              02/15/24................  Aaa       AAA        885
                                                         -------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $35,858)..........................    36,040
                                                         -------

 SHARES
  (000)
 ------
            INVESTMENT COMPANIES -- 2.8%
              (Cost $988)
    988     Nations Municipal Reserves#...........        988
                                                     --------
            TOTAL INVESTMENTS
              (Cost $36,846*)..............  104.0%    37,028
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................   (4.0)%
            Receivable for investment
              securities sold.....................   $    497
            Interest receivable...................        623
            Receivable from investment
              advisor.............................         24
            Payable for Fund shares redeemed......         (1)
            Administration fee payable............         (6)
            Shareholder servicing and
              distribution fees payable...........        (14)
            Distributions payable.................        (83)
            Payable for investment securities
              purchased...........................     (2,361)
            Accrued Trustees'/Directors' fees
              and expenses........................        (17)
            Accrued expenses and other
              liabilities.........................        (74)
                                                     --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...................     (1,412)
                                                     --------
            NET ASSETS.....................  100.0%  $ 35,616
                                                     ========

                                                      VALUE
                                                      (000)
-------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment income...   $     13
            Accumulated net realized loss on
              investments sold....................       (710)
            Net unrealized appreciation of
              investments.........................        182
            Paid-in capital.......................     36,131
                                                     --------
            NET ASSETS............................   $ 35,616
                                                     ========
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($17,586,943 / 1,844,800 shares
              outstanding)........................      $9.53
                                                        =====
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($1,780,636 / 186,778
              shares outstanding).................      $9.53
                                                        =====
            Maximum sales charge..................      4.75%
            Maximum offering price per share......     $10.01
            INVESTOR B SHARES
            Net asset value and offering price per
              share** ($16,033,869 / 1,681,934
              shares outstanding).................      $9.53
                                                        =====
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($214,079 / 22,464 shares
              outstanding)........................      $9.53
                                                        =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $182 on investment securities was comprised of gross appreciation of $635 and gross depreciation of $453 for Federal income tax purposes. At March 31, 2000, the aggregate cost of securities for Federal income tax purposes was $36,846.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when-issued" basis.

Nations Maryland Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2000 (as a percentage of net assets):
   Education Revenue                                                      22.22%
   Housing Revenue                                                        12.61%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 94.9%
            NORTH CAROLINA -- 89.1%
 $1,000     Buncombe County, North
              Carolina, GO Refunding,
              Series 1993,
              5.000% 03/01/03........  Aa2       AA     $  1,009
  1,250     Buncombe County, North
              Carolina, Metropolitan
              Sewer District, Revenue
              Refunding, Series
              1991A, Prerefunded
              07/01/01 @ 102,
              6.750% 07/01/09........  Aaa       NR        1,309
      5     Buncombe County, North
              Carolina, Metropolitan
              Sewer District, Sewer
              System Revenue,
              Unrefunded Balance,
              Series 1992B,
              6.750% 07/01/16........  A         NR            5
  1,200     Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              4.750% 07/01/05........  Aaa       AAA       1,175
  1,275     Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              4.850% 07/01/06........  Aaa       AAA       1,252
  1,260     Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              5.000% 07/01/07........  Aaa       AAA       1,248
  1,000     Charlotte, North
              Carolina, Airport
              Revenue, Series 1999B,
              AMT, (MBIA Insured),
              6.000% 07/01/24........  Aaa       AAA       1,003
  1,000     Charlotte, North
              Carolina, GO Refunding,
              Series 1993,
              4.500% 02/01/03........  Aaa       AAA         997
  1,240     Charlotte, North
              Carolina, Health Care
              Systems Revenue,
              Unrefunded Balance,
              (Mecklenburg Hospital
              Authority Project)
              Series 1992,
              6.375% 01/01/09........  Aa3       AA        1,285
    425     Charlotte, North
              Carolina, Health Care
              Systems Revenue,
              Unrefunded Balance,
              (Mecklenburg Hospital
              Authority Project)
              Series 1992,
              6.250% 01/01/20........  Aa3       AA          431

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA
            -- (CONTINUED)
 $1,000     Charlotte, North
              Carolina, Public
              Improvement GO, Series
              1990A, Prerefunded
              10/01/00 @ 102,
              6.900% 10/01/05........  Aaa       AAA    $  1,033
  1,800     Charlotte, North
              Carolina, Public
              Improvement GO, Series
              1991, Prerefunded
              02/01/01 @ 102,
              6.500% 02/01/07........  Aaa       AAA       1,869
  1,000     Charlotte, North
              Carolina, Water and
              Sewer GO, Series 1994,
              Prerefunded 02/01/04 @
              102,
              5.800% 02/01/16........  Aaa       AAA       1,051
  1,670     Charlotte, North
              Carolina, Water and
              Sewer GO, Series 1996,
              5.500% 05/01/06........  Aaa       AAA       1,721
  1,855     Charlotte, North
              Carolina, Water and
              Sewer GO, Series 1998,
              4.750% 02/01/12........  Aaa       AAA       1,771
  2,000     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, (Carolinas
              Healthcare System
              Project) Series 1997A,
              5.000% 01/15/17........  Aa3       AA        1,812
  4,500     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, (Carolinas
              Healthcare System
              Project) Series 1997A,
              5.125% 01/15/22........  Aa3       AA        4,008
    760     Charlotte-Mecklenburg
              Hospital Authority,
              Health Care Systems
              Revenue, Series 1992,
              Prerefunded 01/01/02 @
              102,
              6.375% 01/01/09........  Aa3       AA          795
    705     Charlotte-Mecklenburg
              Hospital Authority,
              Health Care Systems
              Revenue, Series 1992,
              Prerefunded 01/01/02 @
              102,
              6.250% 01/01/20........  Aa3       AA          736
  2,500     Cleveland County, North
              Carolina, GO Refunding,
              Series 1993, (FGIC
              Insured),
              5.100% 06/01/01........  Aaa       AAA       2,522
  2,500     Cleveland County, North
              Carolina, GO Refunding,
              Series 1993, (FGIC
              Insured),
              5.100% 06/01/02........  Aaa       AAA       2,526

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA
            -- (CONTINUED)
 $1,000     Cleveland County, North
              Carolina, GO Refunding,
              Series 1993, (FGIC
              Insured),
              5.100% 06/01/05........  Aaa       AAA    $  1,013
  2,000     Coastal Regional Solid
              Waste Management
              Authority, North
              Carolina, Solid Waste
              Disposal System
              Revenue, Series 1992,
              6.300% 06/01/04........  A         BBB+      2,100
    500     Concord, North Carolina,
              GO Refunding, Series
              1992,
              6.200% 06/01/05........  Aa2       AA-         521
  1,000     Concord, North Carolina,
              Utilities System
              Revenue, Series 1993,
              (MBIA Insured),
              5.200% 12/01/02........  Aaa       AAA       1,014
  1,720     Durham and Wake County,
              North Carolina, Special
              Apartment District, GO
              Refunding, Series 1992,
              5.750% 04/01/03........  Aaa       AAA       1,764
  2,300     Durham and Wake County,
              North Carolina, Special
              Apartment District, GO
              Refunding, Series 1993,
              5.000% 04/01/03........  Aaa       AAA       2,323
  1,500     Durham County, North
              Carolina, GO Refunding,
              Series 1992, 5.200%
              03/01/07...............  Aaa       AAA       1,534
  2,000     Durham County, North
              Carolina, GO, Series
              1992, 5.750%
              02/01/06...............  Aaa       AAA       2,070
  2,000     Forsythe County, North
              Carolina, GO Refunding,
              Series 1993A,
              4.750% 03/01/06........  Aaa       AAA       1,992
  1,000     Greensboro, North
              Carolina, Combined
              Enterprise Systems
              Revenue, Series 1998A,
              5.000% 06/01/18........  A1        AA-         918
  2,000     Greenville, North
              Carolina, Combined
              Enterprise Revenue,
              Series 1994,
              6.000% 09/01/10........  A2        A+        2,075

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA
            -- (CONTINUED)
 $3,000     Haywood County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Solid Waste Disposal
              Revenue, (Champion
              International
              Corporation Project)
              Series 1999,
              6.400% 11/01/24........  Baa1      NR     $  2,963
  1,000     Haywood County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Solid Waste Disposal
              Revenue, (Champion
              International
              Corporation Project)
              Series 1993, AMT,
              5.500% 10/01/18........  Baa1      BBB         888
  1,000     Henderson County, North
              Carolina, School and
              Community College GO,
              Series 1991,
              6.500% 06/01/05........  A1        A+        1,043
    500     Henderson County, North
              Carolina, School and
              Community College GO,
              Series 1991,
              6.500% 06/01/08........  A1        A+          521
  1,250     High Point, North
              Carolina, GO, Series
              1990, Prerefunded
              06/01/00 @ 102,
              6.900% 06/01/04........  Aa3       AA        1,281
  1,095     Iredell County, North
              Carolina, GO, Series
              1997, 4.750%
              02/01/16...............  Aa3       A+          992
  1,305     Johnston County, North
              Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/12........  Aaa       AAA       1,344
  2,700     Johnston County, North
              Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/16........  Aaa       AAA       2,720
  1,160     Lee County, North
              Carolina, GO, Series
              1992,
              6.000% 02/01/06........  A1        A+        1,204
    750     Lower Cape Fear, North
              Carolina, Water and
              Sewer Authority,
              Revenue, Series 1993,
              AMT,
              5.200% 03/01/04........  A2        BBB         753
  1,000     Mecklenburg County, North
              Carolina, GO, Series
              1991, Prerefunded
              04/01/01 @ 102,
              6.200% 04/01/06........  Aaa       AAA       1,039

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA
            -- (CONTINUED)
 $1,000     Mecklenburg County, North
              Carolina, Industrial
              Facilities and
              Pollution Control
              Financing Authority,
              Revenue Refunding,
              (Fluor Corporation
              Project) Series 1993,
              5.250% 12/01/09........  NR        A      $    998
  1,195     Morganton, North
              Carolina, Water and
              Sewer GO, Series 1995,
              (FGIC Insured),
              5.700% 06/01/11........  Aaa       AAA       1,248
  2,220     New Hanover County, North
              Carolina, GO, Series
              1995, 5.500%
              03/01/10...............  Aa2       AA-       2,295
  2,000     North Carolina State, GO,
              Series 1992A,
              6.100% 03/01/01........  Aaa       AAA       2,035
  4,000     North Carolina State, GO,
              Series 1997A,
              5.100% 03/01/06........  Aaa       AAA       4,057
  2,165     North Carolina, Eastern
              Municipal Power
              Authority, Revenue,
              Series 1986A,
              5.000% 01/01/17........  Aaa       BBB       2,045
  1,000     North Carolina,
              Educational Facilities
              Finance Agency,
              Revenue, (Davidson
              College Project) Series
              1992,
              5.100% 12/01/00........  NR        AA        1,006
  1,000     North Carolina,
              Educational Facilities
              Finance Agency,
              Revenue, (Duke
              University Project)
              Series 1991C,
              6.625% 10/01/08........  Aa1       AA+       1,046
  1,950     North Carolina, Housing
              Finance Agency, Multi-
              Family Housing Revenue
              Refunding, Series
              1992B, (FHA COLL),
              6.900% 07/01/24........  Aa2       AA        2,034
  1,000     North Carolina, Housing
              Finance Agency,
              Revenue, (Home
              Ownership Project)
              Series 1999A-6, AMT,
              6.000% 01/01/16........  Aa2       AA        1,018
  3,000     North Carolina, Housing
              Finance Agency,
              Revenue, Series
              1999A-3, AMT,
              5.150% 01/01/19........  Aa2       AA        2,727

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA
            -- (CONTINUED)
 $4,030     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              (Home Ownership
              Project) Series
              1998A-1, AMT,
              5.350% 01/01/17........  Aa2       AA     $  3,881
    615     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1991R, (FHA
              COLL),
              6.350% 03/01/03........  Aa        AA          630
    615     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1991R, (FHA
              COLL),
              6.350% 09/01/03........  Aa        AA          632
    910     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1994Y,
              6.300% 09/01/15........  Aa        AA          930
  3,000     North Carolina, Housing
              Finance Agency, Series
              1999A-5, AMT,
              5.550% 01/01/19........  Aa2       AA        2,883
  3,845     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding, (Novant
              Health, Inc. Project)
              Series 1998A, (MBIA
              Insured),
              5.000% 10/01/07........  Aaa       AAA       3,831
  2,605     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding, (Novant
              Health, Inc. Project)
              Series 1998A, (MBIA
              Insured),
              5.000% 10/01/08........  Aaa       AAA       2,584
  1,830     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding, (Novant
              Health, Inc. Project)
              Series 1998A, (MBIA
              Insured),
              5.100% 10/01/10........  Aaa       AAA       1,808
  2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding,
              (Presbyterian Health
              Care Services Project)
              Series 1993,
              5.250% 10/01/04........  Aa        AA        2,012

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA
            -- (CONTINUED)
 $1,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding,
              (Presbyterian Health
              Care Services Project)
              Series 1993,
              5.300% 10/01/05........  Aa        AA     $  1,007
  3,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue
              Refunding,
              (Presbyterian Health
              Care Services Project)
              Series 1993,
              5.500% 10/01/14........  Aa        AA        2,968
  3,640     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Carolina
              Medicorp Inc. Project)
              Series 1996,
              5.100% 05/01/07........  A1        AA        3,609
  2,450     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Carolina
              Medicorp Inc. Project)
              Series 1996,
              5.250% 05/01/09........  A1        AA        2,436
  2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Duke
              University Hospital
              Project) Series 1996C,
              5.250% 06/01/17........  Aa3       AA        1,890
  2,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Gaston
              Memorial Hospital
              Project) Series 1995,
              (AMBAC-TCRS Insured),
              5.000% 02/15/05........  Aaa       AAA       2,006
  5,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Grace
              Hospital, Inc. -
              Morganton Project)
              Series 1996, (AMBAC
              Insured),
              5.250% 10/01/16........  Aaa       AAA       4,745
  1,795     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Halifax
              Regional Medical
              Center, Inc. Project)
              Series 1998,
              4.600% 08/15/07........  Baa1      NR        1,630

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA
            -- (CONTINUED)
 $1,500     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Moore Regal
              Hospital Project)
              Series 1993,
              5.200% 10/01/13........  Aa3       A+     $  1,437
  1,930     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Rex Hospital,
              Inc. Project) Series
              1993,
              5.400% 06/01/02........  A1        A+        1,944
  1,620     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Rex Hospital,
              Inc. Project) Series
              1993, Prerefunded
              06/01/03 @ 102,
              5.600% 06/01/04........  Aaa       A+        1,687
  3,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities
              Revenue, (Rex Hospital,
              Inc. Project) Series
              1993, Prerefunded
              06/01/03 @ 102,
              6.250% 06/01/17........  Aaa       A+        3,180
  1,000     North Carolina, Medical
              Care Commission,
              Hospital Revenue
              Refunding, (Stanley
              Memorial Hospital
              Project) Series 1996,
              (AMBAC Insured),
              5.250% 10/01/06........  Aaa       AAA       1,008
  2,000     North Carolina, Municipal
              Power Agency Number 1,
              Revenue, Series 1992,
              (MBIA-IBC Insured),
              7.250% 01/01/07........  Aaa       AAA       2,230
  1,000     North Carolina, Municipal
              Power Agency Number 1,
              Revenue Refunding,
              (Catawba Electric
              Project) Series 1992,
              (FGIC Insured),
              5.500% 01/01/01........  Aaa       AAA       1,009
  1,000     North Carolina, State
              Education Assistance
              Authority, Revenue,
              Series 1995A, AMT, (GTD
              STD LNS),
              5.300% 07/01/03........  A         NR        1,007
  1,625     Orange County, North
              Carolina, GO, Series
              1994, 5.500%
              02/01/12...............  Aa1       AA+       1,671

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA
            -- (CONTINUED)
 $2,000     Piedmont Triad Airport
              Authority, North
              Carolina, Revenue
              Refunding, Series
              1990A, (MBIA Insured),
              6.800% 07/01/05........  Aaa       AAA    $  2,052
  1,240     Pitt County, North
              Carolina, Revenue
              Refunding, (Pitt County
              Memorial Hospital
              Project) Series 1995,
              5.375% 12/01/10........  Aaa       NR        1,260
  1,000     Raleigh, North Carolina,
              Combined Enterprise
              System Revenue, Series
              1996,
              5.250% 03/01/07........  Aa1       AA+       1,017
  1,910     Raleigh, North Carolina,
              GO, Series 1996,
              5.300% 06/01/16........  Aaa       AAA       1,888
  1,000     Randolph County, North
              Carolina, Certificates
              of Participation,
              Series 2000, (FSA
              Insured),
              5.200% 06/01/12........  Aaa       AAA         995
  1,185     Randolph County, North
              Carolina, Certificates
              of Participation,
              Series 2000, (FSA
              Insured),
              5.500% 06/01/14........  Aaa       AAA       1,196
  1,000     Randolph County, North
              Carolina, Certificates
              of Participation,
              Series 2000, (FSA
              Insured),
              5.300% 06/01/13........  Aaa       AAA         997
  2,000     Randolph County, North
              Carolina, GO, Series
              1992, Prerefunded
              05/01/02 @ 102,
              6.250% 05/01/08........  Aa3       AA-       2,100
  1,000     Robeson County, North
              Carolina, Industrial
              Facilities, PCR
              Refunding, (Campbell
              Soup Company Project)
              Series 1991,
              6.400% 12/01/06........  NR        AA-       1,071
    750     Rutherford County, North
              Carolina, GO, Series
              1991, (MBIA Insured),
              6.400% 06/01/01........  Aaa       AAA         767
  1,000     Union County, North
              Carolina, School
              District, GO, Series
              1991, Prerefunded
              04/01/01 @ 101,
              6.500% 04/01/03........  A1        AA-       1,032
    500     Union County, North
              Carolina, School
              District, GO, Series
              1992,
              5.800% 03/01/05........  A1        AA-         517

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA
            -- (CONTINUED)
 $1,690     University of North
              Carolina, Chapel Hill,
              Hospital Revenue
              Refunding, Series 1999,
              (AMBAC Insured),
              5.250% 02/15/12........  Aaa       AAA    $  1,687
  1,000     University of North
              Carolina, Chapel Hill,
              University Revenue
              Refunding, Series 1992,
              5.400% 02/15/01........  Aa3       AA        1,010
  1,000     University of North
              Carolina, Chapel Hill,
              University Revenue
              Refunding, Series 1992,
              5.500% 02/15/02........  Aa3       AA        1,014
  1,000     University of North
              Carolina, Charlotte,
              Revenue Refunding,
              (Housing and Dining
              Systems Project) Series
              1993M, (MBIA Insured),
              4.800% 01/01/04........  Aaa       AAA         997
  3,500     University of North
              Carolina, University
              Utilities Systems
              Revenue Refunding,
              Series 1993,
              5.200% 08/01/06........  Aa2       AA        3,546
  1,000     University of North
              Carolina, University
              Utilities Systems
              Revenue Refunding,
              Series 1993,
              5.000% 08/01/09........  Aa2       AA        1,000
  1,600     University of North
              Carolina, University
              Utilities Systems
              Revenue Refunding,
              Series 1993,
              5.000% 08/01/11........  Aa2       AA        1,585
  1,000     Wake County, North
              Carolina, GO Refunding,
              Series 1993,
              4.700% 04/01/05........  Aaa       AAA         997
  2,065     Wake County, North
              Carolina, Hospital
              Revenue, Series 1993,
              (MBIA Insured),
              5.125% 10/01/26........  Aaa       AAA       1,927
  1,000     Wake County, North
              Carolina, Public
              Improvement GO, Series
              1994,
              4.600% 02/01/06........  Aaa       AAA         984
  1,200     Wayne County, North
              Carolina, GO Refunding,
              Series 1993, (MBIA
              Insured),
              4.900% 04/01/05........  Aaa       AAA       1,206

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA
            -- (CONTINUED)
 $1,000     Wilmington, North
              Carolina, Public
              Improvement GO, Series
              1997A, (FGIC Insured),
              5.000% 04/01/11........  Aaa       NR     $    992
  1,000     Wilmington, North
              Carolina, Public
              Improvement GO, Series
              1997A, (FGIC Insured),
              5.000% 04/01/13........  Aaa       NR          973
                                                        --------
                                                         169,604
                                                        --------
            ALABAMA -- 1.6%
  3,000     Courtland, Alabama,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1992,
              7.000% 06/01/22........  Baa1      BBB       3,046
                                                        --------
            MISSOURI -- 0.7%
  1,500     Kansas City, Missouri,
              Industrial Development
              Authority, IDR, (Owens-
              Illinois,
              Inc. - Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.900% 12/31/08........  Baa2      NR        1,401
                                                        --------
            NEW JERSEY -- 2.3%
  4,085     New Jersey, Financing
              Authority, Health Care
              Facilities Revenue,
              (Riverwood Center Inc.
              Project) Series 1991A,
              (FSA Insured),
              Prerefunded 07/01/01 @
              102,
              9.900% 07/01/21........  Aaa       AAA       4,424
                                                        --------
            PUERTO RICO -- 0.6%
  1,000     Puerto Rico, Electric
              Power Authority, Power
              Revenue Refunding,
              Series 1995Y, (MBIA
              Insured),
              7.000% 07/01/07........  Aaa       AAA       1,129
                                                        --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            WASHINGTON -- 0.6%
 $1,150     Washington State, Public
              Power Supply Systems
              Revenue Refunding,
              Series 1993A, (MBIA-
              IBC Insured),
              5.800% 07/01/07........  Aaa       AAA    $  1,194
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $179,133)........                    180,798
                                                        --------

 SHARES
  (000)
 ------
            INVESTMENT COMPANIES -- 4.5%
              (Cost $8,651)
    8,651   Nations Municipal Reserves#..........   $  8,651
                                                    --------
            TOTAL INVESTMENTS
              (Cost $187,784*)............   99.4%   189,449
                                                    --------
            OTHER ASSETS AND LIABILITIES
              (NET).......................    0.6%
            Receivable for investment
              securities sold....................   $  2,043
            Receivable for Fund shares sold......        155
            Interest receivable..................      3,031
            Payable for Fund shares redeemed.....        (59)
            Investment advisory fee payable......         (8)
            Administration fee payable...........        (32)
            Shareholder servicing and
              distribution
              fees payable.......................
                                                          (7)
            Distributions payable................       (697)
            Payable for investment
              securities purchased...............     (3,137)
            Accrued Trustees'/Directors'
              fees and expenses..................        (18)
            Accrued expenses and other
              liabilities........................        (86)
                                                    --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)..................      1,185
                                                    --------
            NET ASSETS....................  100.0%  $190,634
                                                    ========
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income.............................   $    291
            Accumulated net realized loss on
              investments sold...................     (1,152)
            Net unrealized appreciation of
              investments........................      1,665
            Paid-in capital......................    189,830
                                                    --------
            NET ASSETS...........................   $190,634
                                                    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                         MARCH 31, 2000


                                                     VALUE
------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($175,650,568 / 17,199,594 shares
              outstanding).......................     $10.21
                                                      ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($9,683,645 / 948,226
              shares outstanding)................     $10.21
                                                      ======
            Maximum sales charge.................      3.25%
            Maximum offering price per share.....     $10.55
            INVESTOR B SHARES:
            Net asset value and offering price
              per share** ($5,212,287 / 510,414
              shares outstanding)................     $10.21
                                                      ======
            INVESTOR C SHARES:
            Net asset value and offering price
              per share** ($87,902 / 8,608 shares
              outstanding).......................     $10.21
                                                      ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $1,665 on investment securities was comprised of gross appreciation of $3,785 and gross depreciation of $2,120 for Federal income tax purposes. At March 31, 2000, the aggregate cost of securities for Federal income tax purposes was $187,784.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations North Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2000 (as a percentage of net assets):
   MBIA                                                                   13.33%

Nations North Carolina Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

   Hospital Revenue                                                       23.96%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 97.4%
            NORTH CAROLINA -- 97.4%
 $1,050     Catawba County, North
              Carolina, GO, Series
              1997,
              4.750% 06/01/13.........  Aa2       AA-    $   987
    525     Charlotte, North Carolina,
              Health Care Systems
              Revenue, Unrefunded
              Balance, (Mecklenburg
              Hospital Authority
              Project) Series 1992,
              6.250% 01/01/20.........  Aa3       AA         532
  1,000     Charlotte, North Carolina,
              Public Improvement GO,
              Series 1998A,
              4.750% 02/01/12.........  Aaa       AAA        955
    975     Charlotte-Mecklenburg
              Hospital Authority,
              Revenue, Series 1992,
              Prerefunded
              01/01/02 @ 102,
              6.250% 01/01/20.........  Aa3       AA       1,018
  1,000     Craven County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, PCR
              Refunding, (Weyerhaeuser
              Company Project) Series
              1992,
              6.350% 01/01/10.........  NR        A        1,021
  1,000     Cumberland County, North
              Carolina, GO, Series
              1998, (FGIC Insured),
              5.000% 03/01/17.........  Aaa       AAA        939
  1,150     Fayetteville, North
              Carolina, Public Works
              Commission, Revenue
              Refunding, Series 1997,
              (FSA Insured),
              5.250% 03/01/07.........  Aaa       AAA      1,167
  1,305     Greensboro, North
              Carolina, Enterprise
              Systems Revenue, Series
              1998A,
              5.500% 06/01/08.........  A1        AA-      1,346
  1,000     Greensboro, North
              Carolina, Public
              Improvement GO, Series
              1998,
              4.700% 04/01/10.........  Aa1       AAA        965
  1,000     Haywood County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Solid Waste
              Disposal Revenue
              Refunding, (Champion
              International
              Corporation Project)
              Series 1999, AMT,
              6.400% 11/01/24.........  Baa1      NR         988

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA
            -- (CONTINUED)
 $1,000     Haywood County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Solid Waste
              Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1993, AMT,
              5.500% 10/01/18.........  Baa1      BBB    $   888
  1,925     Johnston County, North
              Carolina, GO, Series
              2000, (FGIC Insured),
              5.500% 03/01/15.........  Aaa       AAA      1,951
  2,000     Martin County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Solid Waste
              Disposal Revenue,
              (Weyerhaeuser Company
              Project) Series 1993,
              AMT,
              5.650% 12/01/23.........  A2        A        1,787
  1,000     Mecklenburg County, North
              Carolina, GO Refunding,
              Series 1993,
              6.000% 04/01/11.........  Aaa       AAA      1,079
  2,000     Mecklenburg County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Revenue
              Refunding, (Fluor
              Corporation Project)
              Series 1993,
              5.250% 12/01/09.........  NR        A        1,994
  1,000     Monroe, North Carolina,
              Combined Enterprise
              Systems, Revenue, Series
              1994, Prerefunded
              03/01/04 @ 102,
              6.000% 03/01/14.........  A3        A        1,055
  1,000     Morganton, North Carolina,
              Water and Sewer GO,
              Series 1995, (FGIC
              Insured),
              5.600% 06/01/10.........  Aaa       AAA      1,041
  1,000     New Hanover County, North
              Carolina, Industrial
              Facilities and Pollution
              Control Financing
              Authority, Solid Waste
              Disposal Revenue,
              (Occidental Petroleum
              Corporation Project)
              Series 1994, AMT,
              6.500% 08/01/14.........  Baa2      BBB-     1,001

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA
            -- (CONTINUED)
 $1,500     North Carolina State, GO,
              Series 1997,
              5.100% 06/01/09.........  Aaa       AAA    $ 1,516
  1,210     North Carolina, Housing
              Finance Agency, Revenue,
              (Home Ownership Project)
              Series 1998A-2, AMT,
              5.200% 01/01/20.........  Aa2       AA       1,112
  1,000     North Carolina, Housing
              Finance Agency, Revenue,
              Series 1999A-3, AMT,
              5.150% 01/01/19.........  Aa2       AA         909
    740     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1992U, (GNMA/FNMA
              COLL),
              6.700% 03/01/18.........  Aa        AA         762
    835     North Carolina, Housing
              Finance Agency, Single-
              Family Housing Revenue,
              Series 1994W,
              6.200% 09/01/09.........  Aa2       AA         852
  1,130     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Gaston Memorial
              Hospital Project) Series
              1995, (AMBAC-TCRS
              Insured),
              5.250% 02/15/07.........  Aaa       AAA      1,145
    860     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Halifax Regional
              Medical Center, Inc.
              Project) Series 1998,
              4.600% 08/15/06.........  Baa1      NR         795
  1,500     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Pitt County Memorial
              Hospital Project) Series
              1998B,
              4.750% 12/01/28.........  Aa3       AA-      1,220
  1,000     North Carolina, Medical
              Care Commission, Health
              Care Facilities Revenue,
              (Rex Hospital, Inc.
              Project) Series 1993,
              Prerefunded 06/01/03 @
              102,
              6.250% 06/01/17.........  Aaa       A+       1,060

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            NORTH CAROLINA
            -- (CONTINUED)
 $1,000     North Carolina, Medical
              Care Commission,
              Hospital Revenue, (Pitt
              County Memorial Hospital
              Project) Series 1998B,
              5.000% 12/01/18.........  Aa3       AA-    $   891
  1,000     North Carolina, Municipal
              Power Agency Number 1,
              Revenue Refunding,
              (Catawba Electric
              Project) Series 1992,
              (FGIC Insured),
              6.200% 01/01/18.........  Aaa       AAA      1,021
  1,500     Onslow County, North
              Carolina, Combined
              Enterprise Systems,
              Revenue, Series 1994,
              (MBIA Insured),
              5.875% 06/01/09.........  Aaa       AAA      1,550
  1,000     Orange County, North
              Carolina, GO, Series
              1994,
              5.500% 02/01/14.........  Aa1       AA+      1,021
  1,000     Pitt County, North
              Carolina, Hospital
              Revenue, (Pitt County
              Memorial Hospital
              Project) Series 1995,
              5.250% 12/01/21.........  Aaa       NR         947
  1,000     Randolph County,
              Certificate of
              Participation, Series
              2000, (FSA Insured),
              5.500% 06/01/15(a)......  Aaa       AAA      1,004
  1,000     Randolph County, North
              Carolina, Certificate of
              Participation, Series
              2000, (FSA Insured),
              5.750% 06/01/22(a)......  Aaa       AAA        996
  1,000     Wilmington, North
              Carolina, Water
              Authority, GO, Series
              1994,
              5.700% 06/01/15.........  A1        A+       1,026
                                                         -------
                                                          38,541
                                                         -------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $38,091)..........................    38,541
                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations North Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

 SHARES                                                 VALUE
  (000)                                                 (000)
--------------------------------------------------------------
            INVESTMENT COMPANIES -- 6.6%
              (Cost $2,620)
  2,620     Nations Municipal Reserves#.............   $ 2,620
                                                       -------
            TOTAL INVESTMENTS
              (Cost $40,711*)................  104.0%   41,161
                                                       -------
            OTHER ASSETS AND LIABILITIES
              (NET)..........................   (4.0)%
            Interest receivable.....................   $   560
            Receivable from investment advisor......        16
            Payable for Fund shares redeemed........        (5)
            Administration fee payable..............        (7)
            Shareholder servicing and
              distribution fees payable.............       (18)
            Distributions payable...................       (87)
            Payable for investment securities
              purchased.............................    (1,965)
            Accrued Trustees'/Directors' fees
              and expenses..........................       (18)
            Accrued expenses and other
              liabilities...........................       (61)
                                                       -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET).................................    (1,585)
                                                       -------
            NET ASSETS.......................  100.0%  $39,576
                                                       =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income.....   $    21
            Accumulated net realized loss on
              investments sold......................    (1,590)
            Net unrealized appreciation of
              investments...........................       450
            Paid-in capital.........................    40,695
                                                       -------
            NET ASSETS..............................   $39,576
                                                       =======


                                                        VALUE
--------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share
              ($17,787,448 / 1,868,752 shares
              outstanding)..........................     $9.52
                                                         =====
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($1,527,571 / 160,524 shares
              outstanding)..........................     $9.52
                                                         =====
            Maximum sales charge....................     4.75%
            Maximum offering price per share........    $10.00
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($20,207,345 / 2,123,175
              shares outstanding)...................     $9.52
                                                         =====
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($53,709 / 5,646 shares
              outstanding)..........................     $9.51
                                                         =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $450 on investment securities was comprised of gross appreciation of $943 and gross depreciation of $493 for Federal income tax purposes. At March 31, 2000, the aggregate cost of securities for Federal income tax purposes was $40,711.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when-issued" basis.

Nations North Carolina Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2000 (as a percentage of net assets):
   FGIC                                                                   12.51%

Nations North Carolina Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            18.66%
   Hospital Revenue                                                       11.13%
   Water Revenue                                                          12.36%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 96.8%
            SOUTH CAROLINA -- 96.8%
 $1,100     Anderson County, South
              Carolina, GO Revenue
              Refunding, Series 1992,
              6.400% 04/01/03........  A1        A+     $  1,148
  1,300     Anderson County, South
              Carolina, GO Revenue
              Refunding, Series 1992,
              6.500% 04/01/04........  A1        A+        1,360
  1,240     Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.200% 07/01/03........  Aaa       AAA       1,256
  1,000     Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.500% 07/01/06........  Aaa       AAA       1,023
  1,500     Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.600% 07/01/07........  Aaa       AAA       1,539
  1,000     Anderson County, South
              Carolina, Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.600% 07/01/08........  Aaa       AAA       1,025
  1,000     Berkeley County, South
              Carolina, Refunding and
              Improvement Authority,
              GO, Series 1993, (FGIC
              Insured),
              5.300% 05/01/04........  Aaa       AAA       1,018
  1,000     Berkeley County, South
              Carolina, Refunding and
              Improvement Authority,
              GO, Series 1993, (FGIC
              Insured),
              5.400% 05/01/05........  Aaa       AAA       1,023
  1,000     Berkeley County, South
              Carolina, Refunding and
              Improvement Authority,
              GO, Series 1993, (FGIC
              Insured),
              5.500% 05/01/06........  Aaa       AAA       1,025
  1,000     Camden, South Carolina,
              Combined Public
              Utilities Revenue
              Refunding and
              Improvement, Series
              1997, (MBIA Insured),
              5.500% 03/01/17........  Aaa       AAA         991

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA
            -- (CONTINUED)
 $2,370     Charleston County, South
              Carolina, Hospital
              Facilities Revenue,
              (Care Alliance Health
              Services Project)
              Series 1999A, (FSA
              Insured),
              5.125% 08/15/15........  Aaa       AAA    $  2,260
  3,000     Charleston County, South
              Carolina, Hospital
              Facilities, Revenue
              Refunding and
              Improvement, (Bon
              Secours Health Systems
              Project) Series 1993,
              (FSA Insured),
              5.500% 08/15/10........  Aaa       AAA       3,049
  1,000     Charleston County, South
              Carolina, Hospital
              Facilities, Revenue
              Refunding and
              Improvement, (Medical
              Society Health Project)
              Series 1992, (MBIA
              Insured),
              6.000% 10/01/09........  Aaa       AAA       1,040
  1,000     Charleston County, South
              Carolina, Public
              Improvement Authority,
              GO, Series 1994, (State
              Aid Withholding),
              5.500% 06/01/14........  Aa3       AA        1,028
  1,040     Charleston County, South
              Carolina, Solid Waste
              User Fee Revenue,
              Series 1994, (MBIA
              Insured),
              5.800% 01/01/06........  Aaa       AAA       1,082
  4,105     Charleston, South
              Carolina, Waterworks
              and Sewer Capital
              Improvement Revenue
              Refunding, Series 1998,
              5.250% 01/01/08........  A1        AA-       4,161
  1,000     Charleston, South
              Carolina, Waterworks
              and Sewer Revenue
              Refunding, Series 1991,
              5.750% 01/01/04........  A1        AA-       1,030
  1,645     Cherokee County, South
              Carolina, School
              District Number 1, GO,
              Series 1997, (SCSDE),
              5.000% 03/01/02........  Aa1       AA        1,656
  1,000     Columbia, South Carolina,
              Parking Facilities
              Revenue Refunding,
              Series 1994, (AMBAC
              Insured),
              5.750% 12/01/09........  Aaa       AAA       1,036

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $5,000     Columbia, South Carolina,
              Waterworks and Sewer
              Systems Revenue
              Refunding, Series 1993,
              5.500% 02/01/09........  Aa2       AA     $  5,152
  1,285     Columbia, South Carolina,
              Waterworks and Sewer
              Systems Revenue,
              Unrefunded Balance,
              Series 1991,
              6.500% 02/01/02........  AA        AA        1,326
  1,520     Darlington County, South
              Carolina, IDR, (Sonoco
              Products Company
              Project) Series 1995,
              AMT,
              6.125% 06/01/25........  A2        A         1,481
  1,500     Darlington County, South
              Carolina, PCR,
              (Carolina Power and
              Light - Annual Tender
              Project) Series 1983,
              6.600% 11/01/10........  A2        A-1+      1,591
  1,000     Darlington County, South
              Carolina, PCR,
              (Carolina Power and
              Light Project) Series
              1983, (MBIA-IBC
              Insured),
              6.600% 11/01/10........  Aaa       AAA       1,063
  2,000     Florence County, South
              Carolina, Hospital
              Revenue, (McLeod
              Regional Hospital
              Center Project) Series
              1998A, (MBIA Insured),
              5.000% 11/01/18........  Aaa       AAA       1,792
  1,250     Florence, South Carolina,
              Water and Sewer Revenue
              Refunding, Series 1993,
              (AMBAC Insured),
              5.150% 03/01/06........  Aaa       AAA       1,259
  1,225     Georgetown County, South
              Carolina, Environmental
              Revenue, (International
              Paper Company Project)
              Series 1997A, AMT,
              5.700% 10/01/21........  A3        BBB+      1,099
  4,000     Georgetown County, South
              Carolina, PCR
              Refunding,
              (International Paper
              Company Project) Series
              1999A,
              5.125% 02/01/12........  A3        BBB+      3,682
  1,000     Grand Strand, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              5.900% 06/01/01........  Aaa       AAA       1,016

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $1,000     Grand Strand, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              6.000% 06/01/02........  Aaa       AAA    $  1,026
  1,950     Grand Strand, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              6.300% 06/01/05........  Aaa       AAA       2,042
  1,000     Grand Strand, South
              Carolina, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992, (MBIA
              Insured),
              6.400% 06/01/07........  Aaa       AAA       1,049
  1,000     Greenville County, South
              Carolina, Industrial
              Revenue Refunding,
              (Monsanto Company
              Project) Series 1990,
              7.500% 10/01/07........  A1        NR        1,014
  1,000     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1993C,
              5.300% 05/01/04........  NR        AA        1,007
  4,000     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1993C,
              5.400% 05/01/05........  NR        AA        4,038
  2,400     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1993C,
              5.500% 05/01/11........  NR        AA        2,398
  1,000     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1996A, (GTY-AGMT),
              5.400% 05/01/07........  Aa3       AA        1,007
  4,000     Greenville, South
              Carolina, Hospital
              Facilities Revenue
              Refunding, Series
              1996B, (GTY-AGMT),
              5.250% 05/01/17........  Aa3       AA        3,694
  2,000     Greenville, South
              Carolina, Waterworks
              Revenue, Water Utility
              Improvements, Series
              1997,
              6.000% 02/01/06........  Aa1       AA        2,108
  1,000     Greenville, South
              Carolina, Waterworks
              Revenue, Water Utility
              Improvements, Series
              1997,
              6.000% 02/01/08........  Aa1       AA        1,063

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA
            -- (CONTINUED)
 $1,885     Greenwood, South
              Carolina, Combined
              Public Utilities,
              Revenue Refunding and
              Improvement, Series
              1993, (AMBAC Insured),
              5.500% 12/01/06........  Aaa       AAA    $  1,932
  2,000     Greenwood, South
              Carolina, Combined
              Public Utilities,
              Revenue Refunding and
              Improvement, Series
              1993, (AMBAC Insured),
              5.500% 12/01/07........  Aaa       AAA       2,046
  1,060     Greenwood, South
              Carolina, Combined
              Public Utilities,
              Revenue Refunding and
              Improvement, Series
              1993, (AMBAC Insured),
              5.500% 12/01/08........  Aaa       AAA       1,083
  1,200     Horry County, South
              Carolina, Hospital
              Facilities Revenue,
              (Conway Hospital, Inc.
              Project) Series 1998,
              (AMBAC Insured),
              4.875% 07/01/11........  Aaa       AAA       1,135
  1,275     Horry County, South
              Carolina, School
              District, GO, Series
              1995B, (MBIA Insured,
              SCSDE),
              5.700% 03/01/16........  Aaa       AAA       1,286
  1,725     Lancaster County, South
              Carolina, School
              District, GO, Series
              1991, (MBIA Insured),
              Prerefunded 07/01/02 @
              102,
              6.500% 07/01/07........  Aaa       AAA       1,822
  1,180     Lexington County, South
              Carolina, Health
              Service District,
              Revenue Refunding,
              (Health Service
              District and Lexmed,
              Inc. Project) Series
              1997, (FSA Insured),
              5.500% 11/01/06........  Aaa       AAA       1,200
  5,000     Lexington County, South
              Carolina, Health
              Services District,
              Revenue Refunding,
              Series 1997, (FSA
              Insured),
              5.125% 11/01/21........  Aaa       AAA       4,485
  2,000     Lexington, South
              Carolina, Water and
              Sewer Authority,
              Revenue, Series 1997,
              5.450% 04/01/19........  NR        AA        1,891

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA
            -- (CONTINUED)
 $2,000     Medical University of
              South Carolina,
              Hospital Facilities,
              Revenue Refunding,
              Series 1990A,
              7.000% 07/01/01........  A3        A      $  2,050
  4,500     Medical University of
              South Carolina,
              Hospital Facilities,
              Revenue Refunding,
              Series 1990A,
              7.000% 07/01/02........  A3        A         4,617
  3,725     Medical University of
              South Carolina,
              Hospital Facilities,
              Revenue Refunding,
              Series 1990A,
              7.200% 07/01/05........  A3        A         3,823
  2,500     Myrtle Beach, South
              Carolina, Water and
              Sewer Improvement
              Revenue Refunding,
              Series 1993, (MBIA
              Insured),
              5.000% 03/01/03........  Aaa       AAA       2,515
  1,750     North Charleston, South
              Carolina, GO Refunding,
              Series 1993,
              5.600% 08/01/07........  A2        AA-       1,796
  1,725     North Charleston, South
              Carolina, GO Refunding,
              Series 1993,
              5.750% 08/01/08........  A2        AA-       1,767
  1,000     North Charleston, South
              Carolina, Sewer
              District, Revenue
              Refunding, Series
              1992A, (MBIA Insured),
              6.000% 07/01/02........  Aaa       AAA       1,028
  1,850     Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series 1991,
              (FGIC Insured),
              6.850% 01/01/07........  Aaa       AAA       1,918
  1,000     Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series
              1991A, (FGIC Insured),
              6.250% 01/01/13........  Aaa       AAA       1,038
  1,600     Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              6.000% 01/01/05........  Aaa       AAA       1,675
  4,000     Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series
              1996B, (MBIA Insured),
              5.250% 01/01/09........  Aaa       AAA       4,008

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA
            -- (CONTINUED)
 $1,715     Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue,
              Unrefunded Balance,
              Series 1991A, (FGIC
              Insured),
              6.125% 01/01/03........  Aaa       AAA    $  1,768
  2,040     Richland County, South
              Carolina, GO Refunding,
              Series 1991,
              5.900% 12/01/01........  Aa2       AA        2,085
  2,020     Richland County, South
              Carolina, GO Refunding,
              Series 1994B, (State
              Aid Withholding),
              4.750% 03/01/03........  Aa2       AA        2,021
  2,120     Richland County, South
              Carolina, GO Refunding,
              Series 1994B, (State
              Aid Withholding),
              4.850% 03/01/04........  Aa2       AA        2,122
  2,250     Richland County, South
              Carolina, GO Refunding,
              Series 1994B, (State
              Aid Withholding),
              4.950% 03/01/05........  Aa2       AA        2,255
  1,000     Richland County, South
              Carolina, PCR
              Refunding, (Union Camp
              Corporation Project)
              Series 1992B,
              6.625% 05/01/22........  A3        BBB+      1,008
  4,000     Richland County, South
              Carolina, PCR
              Refunding, (Union Camp
              Corporation Project)
              Series 1992C,
              5.875% 11/01/02........  A3        BBB+      4,080
  5,000     Richland County, South
              Carolina, School
              District Number 1, GO,
              Series 1996, (SCSDE),
              4.625% 03/01/22........  Aa3       AA        4,224
  1,330     Richland County, South
              Carolina, School
              District Number 2, GO
              Refunding, Series
              1994A, (MBIA Insured,
              SCSDE),
              4.800% 03/01/03........  Aaa       AAA       1,331
  1,590     Richland County, South
              Carolina, School
              District Number 2, GO
              Refunding, Series
              1994A, (MBIA Insured,
              SCSDE),
              4.900% 03/01/04........  Aaa       AAA       1,593
  1,655     Richland County, South
              Carolina, School
              District Number 2, GO
              Refunding, Series
              1994A, (MBIA Insured,
              SCSDE),
              5.000% 03/01/05........  Aaa       AAA       1,660

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA
            -- (CONTINUED)
 $1,395     Richland County, South
              Carolina, Solid Waste
              Disposal Facilities
              Revenue, (Union Camp
              Corporation Project)
              Series 1992A, AMT,
              6.750% 05/01/22........  A3        BBB+   $  1,420
  1,000     Rock Hill, South
              Carolina, Combined
              Public Utility Systems
              Revenue, Series 1991,
              (FGIC Insured),
              6.200% 01/01/03........  Aaa       AAA       1,033
  2,000     Rock Hill, South
              Carolina, School
              District Number 3, GO
              Refunding, Series
              1992B, (FGIC Insured,
              SCSDE),
              5.900% 02/01/02........  Aaa       AAA       2,042
    500     South Carolina State,
              Capital Improvement GO
              Refunding, Series 1993,
              4.400% 04/01/04........  Aaa       AAA         492
  4,000     South Carolina State,
              Capital Improvement GO
              Refunding, Series 1993,
              4.500% 04/01/05........  Aaa       AAA       3,932
  6,135     South Carolina State,
              Capital Improvement GO,
              Series 1996A,
              3.500% 07/01/06........  Aaa       AAA       5,499
  1,750     South Carolina State, GO,
              Series 1991W,
              6.000% 05/01/01........  Aaa       AAA       1,783
  5,000     South Carolina State,
              Housing Finance and
              Development Authority,
              Multi-Family Housing
              Revenue, (United
              Dominion Realty Trust
              Project) Series 1994,
              AMT, Mandatory Put
              05/01/04 @ 100,
              6.500% 05/01/24........  NR        BBB       5,125
  2,380     South Carolina State,
              Housing Finance and
              Development Authority,
              Rental Housing Revenue,
              (Windsor Shores
              Project) Series 1993B,
              (FHA Insured),
              5.600% 07/01/16........  NR        AA        2,263
  2,375     South Carolina State,
              Jobs Economic
              Development Authority,
              Hospital Facilities
              Revenue, Series 1999,
              (FSA Insured),
              5.300% 02/01/14........  Aaa       AAA       2,325

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA
            -- (CONTINUED)
 $4,565     South Carolina State,
              Port Authority,
              Revenue, Series 1998,
              AMT, (FSA Insured),
              5.250% 07/01/13........  Aaa       AAA    $  4,429
  1,000     South Carolina State,
              Public Service
              Authority, Revenue
              Refunding, Series
              1991B,
              6.600% 07/01/01........  Aaa       AAA       1,026
  1,000     South Carolina State,
              Public Service
              Authority, Revenue,
              Series 1991B,
              6.700% 07/01/02........  Aa2       AA-       1,041
  4,000     South Carolina,
              Educational Facilities
              for Non-Profit
              Institutions, Revenue,
              (Furman University
              Project) Series 1996A,
              (MBIA Insured),
              5.500% 10/01/26........  Aaa       AAA       3,818
  1,500     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Oconee Memorial
              Hospital, Inc. Project)
              Series 1995, (CONNIE
              LEE Insured),
              6.150% 03/01/15........  NR        AAA       1,545
  4,500     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project)
              Series 2000A,
              7.125% 12/15/15........  Baa1      BBB       4,413
  6,500     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (South Carolina Baptist
              Hospital Project)
              Series 1993, (AMBAC
              Insured),
              5.465% 08/01/15........  Aaa       AAA       6,301
  4,595     South Carolina, State
              Housing Finance and
              Development Authority,
              Revenue Refunding,
              Series 1992A, (FNMA/FHA
              COLL),
              6.800% 11/15/11........  Aaa       NR        4,752
  3,495     South Carolina, State
              Ports Authority, Ports
              Revenue, Series 1991,
              (AMBAC Insured),
              6.750% 07/01/21........  Aaa       AAA       3,655

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA
            -- (CONTINUED)
 $3,000     South Carolina, State
              Public Service
              Authority, Revenue
              Refunding, Series
              1992A,
              6.200% 07/01/05........  Aa2       AA-    $  3,129
  1,000     South Carolina, State
              Public Service
              Authority, Revenue
              Refunding, Series
              1992A,
              6.375% 07/01/11........  Aa2       AA-       1,040
  1,000     South Carolina, State
              Public Service
              Authority, Revenue
              Refunding, Series
              1993A,
              5.200% 07/01/03........  Aa2       AA-       1,010
  1,500     South Carolina, State
              Public Service
              Authority, Revenue
              Refunding, Series
              1993A, (MBIA Insured),
              5.300% 07/01/05........  Aaa       AAA       1,523
  2,000     South Carolina, State
              Public Service
              Authority, Revenue
              Refunding, Series
              1993C, (AMBAC Insured),
              5.100% 01/01/11........  Aaa       AAA       1,979
  4,000     South Carolina,
              Transportation
              Infrastructure Revenue,
              Series 1998A, (MBIA
              Insured),
              5.000% 10/01/12........  Aaa       AAA       3,888
  1,025     Spartanburg County, South
              Carolina, GO, Series
              1992,
              5.800% 02/01/05........  Aa2       AA-       1,063
  1,005     Spartanburg County, South
              Carolina, GO, Series
              1992,
              5.700% 02/01/06........  Aa2       AA-       1,035
  1,000     Spartanburg County, South
              Carolina, GO, Series
              1992,
              5.700% 02/01/09........  Aa2       AA-       1,021
  2,850     Spartanburg, South
              Carolina, Sewer
              District, Sewer Systems
              Revenue, Series 1997,
              (MBIA Insured),
              Prerefunded 06/01/07 @
              101,
              5.500% 06/01/27........  Aaa..     AAA       2,961

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA
            -- (CONTINUED)
 $3,445     Spartanburg, South
              Carolina, Waterworks
              and Sewer Systems
              Authority, Revenue,
              Unrefunded Balance,
              Series 1992,
              6.200% 06/01/09........  A1        AA-    $  3,566
  1,000     West Columbia, South
              Carolina, Water and
              Sewer Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              6.300% 10/01/07........  Aaa       AAA       1,051
  1,000     Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              5.800% 03/01/03........  Aaa       AAA       1,027
  1,000     Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              5.900% 03/01/04........  Aaa       AAA       1,028
  2,500     Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.000% 03/01/02........  Aaa       AAA       2,515
  1,000     Western Carolina,
              Regional Sewer Systems
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.500% 03/01/10........  Aaa       AAA       1,015
  4,000     York County, South
              Carolina, PCR
              Refunding, (Bowater
              Inc. Project) Series
              1991B,
              6.850% 04/01/01........  Baa3      BBB       4,037
                                                        --------
                                                         224,701
                                                        --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA
            -- (CONTINUED)
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $221,341)........................   $224,701
                                                        --------

 SHARES                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            INVESTMENT COMPANIES -- 0.6%
              (Cost $1,464)
  1,464     Nations Municipal Reserves#...........   $  1,464
                                                     --------
            TOTAL INVESTMENTS
              (Cost $222,805*).............   97.4%   226,165
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................    2.6%
            Cash..................................   $      1
            Receivable for investment
              securities sold.....................      3,034
            Receivable for Fund shares sold.......        812
            Interest receivable...................      3,616
            Payable for Fund shares redeemed......       (212)
            Investment advisory fee payable.......        (28)
            Administration fee payable............        (40)
            Shareholder servicing and
              distribution fees payable...........        (13)
            Distributions payable.................       (926)
            Accrued Trustees'/Directors' fees
              and expenses........................        (20)
            Accrued expenses and other
              liabilities.........................        (74)
                                                     --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...................      6,150
                                                     --------
            NET ASSETS.....................  100.0%  $232,315
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income..............................   $    213
            Accumulated net realized gain on
              investments sold....................        (84)
            Net unrealized appreciation of
              investments.........................      3,360
            Paid-in capital.......................    228,826
                                                     --------
            NET ASSETS............................   $232,315
                                                     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000


                                                      VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($204,854,563 / 19,955,485 shares
              outstanding)........................     $10.27
                                                       ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($17,395,920 / 1,694,671
              shares outstanding).................     $10.27
                                                       ======
            Maximum sales charge..................      3.25%
            Maximum offering price per share......     $10.61
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($7,309,618 / 712,046 shares
              outstanding)........................     $10.27
                                                       ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($2,755,063 / 268,355 shares
              outstanding)........................     $10.27
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $3,360 on investment securities was comprised of gross appreciation of $5,790 and gross depreciation of $2,430 for Federal income tax purposes. At March 31, 2000, the aggregate cost of securities for Federal income tax purposes was $222,805.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations South Carolina Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2000 (as a percentage of net assets):
   MBIA                                                                   17.76%

Nations South Carolina Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

   Hospital Revenue                                                       23.07%
   Water Revenue                                                          18.44%
   Electric Revenue                                                       11.29%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 99.2%
            SOUTH CAROLINA -- 99.2%
 $  750     Berkeley County, South
              Carolina, PCR, (South
              Carolina Electric and
              Gas Company Project)
              Series 1984, (GTY-AGMT),
              6.500% 10/01/14.........  A2        A-     $   787
    500     Charleston County, South
              Carolina, Hospital
              Facilities, Revenue
              Refunding and
              Improvement, (Bon
              Secours Health Systems
              Project) Series 1993,
              (FSA Insured), 5.625%
              08/15/25................  Aaa       AAA        499
    500     Charleston, South
              Carolina, GO, Series
              1991, Prerefunded
              06/01/01 @ 102,
              6.500% 06/01/11.........  Aa        NR         521
  1,000     Charleston, South
              Carolina, Waterworks and
              Sewer Capital
              Improvement Revenue
              Refunding, Series 1998,
              5.250% 01/01/08.........  A1        AA-      1,014
  1,000     Chester County, South
              Carolina, IDR,
              Refunding, (Springs
              Industries Inc. Project)
              Series 1992,
              7.350% 02/01/14.........  NR        BBB+     1,034
    500     Clemson University, South
              Carolina, Stadium
              Refunding Bonds, Student
              and Faculty Housing,
              Series 1991-M, (MBIA
              Insured), Prerefunded
              06/01/01 @ 100,
              6.600% 06/01/08.........  Aaa       AAA        513
  2,000     Columbia, South Carolina,
              Waterworks and Sewer
              Systems Revenue
              Refunding, Series 1993,
              5.500% 02/01/09.........  Aa2       AA       2,060
  2,700     Columbia, South Carolina,
              Waterworks and Sewer
              Systems Revenue, Series
              1991,
              4.850%+ 02/01/03........  Aa2       AA       2,347
  1,750     Darlington County, South
              Carolina, IDR, (Nucor
              Corporation Project)
              Series 1993A, AMT,
              5.750% 08/01/23.........  A1        AA-      1,683
  2,000     Darlington County, South
              Carolina, IDR, (Sonoco
              Products Company
              Project) Series 1995,
              AMT,
              6.125% 06/01/25.........  A2        A        1,948

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA
            -- (CONTINUED)
 $  500     Darlington County, South
              Carolina, PCR, (Carolina
              Power and Light - Annual
              Tender Project) Series
              1983, 6.600% 11/01/10...  A2        A-1+   $   530
    500     Dorchester County, South
              Carolina, School
              District Number 2, GO
              Refunding, Series 1995,
              (FGIC Insured, SCSDE),
              4.800% 07/01/05.........  Aaa       AAA        497
  2,000     Georgetown County, South
              Carolina, PCR Refunding,
              (International Paper
              Company Project) Series
              1999A,
              5.125% 02/01/12.........  A3        BBB+     1,841
    500     Georgetown County, South
              Carolina, PCR,
              (International Paper
              Company Project) Series
              1997B, AMT,
              5.600% 12/01/21.........  A3        BBB+       443
  2,040     Greenville, South
              Carolina, Hospital
              Facilities Revenue,
              Series 1996B, (GTY
              AGMT),
              5.250% 05/01/23.........  Aa3       AA       1,822
  1,500     Greenville, South
              Carolina, Water Utility
              Improvement Waterworks
              Revenue, Series 1997,
              5.500% 02/01/22.........  Aa1       AA       1,457
    710     Greer, South Carolina,
              Combined Public
              Utilities, Revenue
              Refunding and
              Improvement, Series
              1997, (AMBAC Insured),
              5.000% 09/01/17.........  Aaa       AAA        656
  1,100     Horry County, South
              Carolina, Hospital
              Facilities Revenue,
              (Conway Hospital, Inc.
              Project) Series 1998,
              (AMBAC Insured),
              4.750% 07/01/10.........  Aaa       AAA      1,034
  1,575     Medical University, South
              Carolina, Hospital
              Facilities Revenue,
              Series 1999,
              5.500% 07/01/09.........  A3        A        1,552
  1,000     Oconee County, South
              Carolina, School
              District, GO, Series
              1994, (MBIA Insured),
              5.100% 01/01/13.........  Aaa       AAA        973

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA
            -- (CONTINUED)
 $1,000     Piedmont Municipal Power
              Agency, South Carolina,
              Electric Revenue
              Refunding, Series 1996B,
              (MBIA Insured),
              5.250% 01/01/09.........  Aaa       AAA    $ 1,002
  1,000     Richland County, South
              Carolina, School
              District Number 1, GO,
              Series 1996, (SCSDE),
              4.625% 03/01/22.........  Aa3       AA         845
  2,000     South Carolina State, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              Series 1999, (FSA
              Insured), 5.300%
              02/01/14................  Aaa       AAA      1,959
  2,000     South Carolina State,
              Public Service
              Authority, Revenue,
              Series 1999A, (MBIA
              Insured),
              5.625% 01/01/13.........  Aaa       AAA      2,049
  1,000     South Carolina,
              Educational Facilities
              for Non-Profit
              Institutions, Revenue,
              (Furman University
              Project) Series 1996A,
              (MBIA Insured),
              5.500% 10/01/26.........  Aaa       AAA        954
  1,000     South Carolina, Jobs
              Economic Development
              Authority, Hospital
              Facilities Revenue,
              (Palmetto Health
              Alliance Project) Series
              2000A,
              7.125% 12/15/15.........  Baa1      BBB        981
  1,000     South Carolina,
              Transportation
              Infrastructure Revenue,
              Series 1998A, (MBIA
              Insured),
              5.000% 10/01/12.........  Aaa       AAA        972
  1,000     South Carolina,
              Transportation
              Infrastructure Revenue,
              Series 1998A, (MBIA
              Insured),
              4.500% 10/01/17.........  Aaa       AAA        855
  1,000     Spartanburg County, South
              Carolina, Health
              Services District,
              Hospital Revenue
              Refunding, Series 1997B,
              (MBIA Insured),
              5.125% 04/15/17.........  Aaa       AAA        927
  2,250     Spartanburg, South
              Carolina, Sanitary Sewer
              District, Sewer System
              Revenue Refunding,
              Series 1999B, (MBIA
              Insured),
              5.000% 03/01/26.........  Aaa       AAA      1,985

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            SOUTH CAROLINA
            -- (CONTINUED)
 $2,000     York County, South
              Carolina, Exempt
              Facilities IDR, (Hoechst
              Celanese Corporation
              Project) Series 1994,
              AMT,
              5.700% 01/01/24.........  Baa2      BBB    $ 1,768
    900     York County, South
              Carolina, PCR Refunding,
              (Bowater Inc. Project)
              Series 1991B,
              6.850% 04/01/01.........  BAa3      BBB        908
                                                         -------
                                                          38,416
                                                         -------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $38,230)..........................    38,416
                                                         -------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 0.4%
              (Cost $139)
    139     Nations Municipal Reserves#.............       139
                                                       -------
            TOTAL INVESTMENTS
              (Cost $38,369*)................   99.6%   38,555
                                                       -------
            OTHER ASSETS AND LIABILITIES
              (NET)..........................    0.4%
            Cash....................................   $     1
            Interest receivable.....................       578
            Receivable from investment advisor......        23
            Payable for Fund shares redeemed........      (216)
            Administration fee payable..............        (7)
            Shareholder servicing and
              distribution fees payable.............        (8)
            Distributions payable...................      (148)
            Accrued Trustees'/Directors' fees
              and expenses..........................       (17)
            Accrued expenses and other
              liabilities...........................       (56)
                                                       -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET).................................       150
                                                       -------
            NET ASSETS.......................  100.0%  $38,705
                                                       =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income.....   $    14
            Accumulated net realized loss on
              investments sold......................      (586)
            Net unrealized appreciation of
              investments...........................       186
            Paid-in capital.........................    39,091
                                                       -------
            NET ASSETS..............................   $38,705
                                                       =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations South Carolina Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000


                                                        VALUE
--------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share
              ($28,784,459 / 2,952,198 shares
              outstanding)..........................     $9.75
                                                         =====
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($905,328 / 92,857 shares
              outstanding)..........................     $9.75
                                                         =====
            Maximum sales charge....................     4.75%
            Maximum offering price per share........    $10.24
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($8,973,541 / 920,278 shares
              outstanding)..........................     $9.75
                                                         =====
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($41,254 / 4,231 shares
              outstanding)..........................     $9.75
                                                         =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $186 on investment securities was comprised of gross appreciation of $502 and gross depreciation of $316 for Federal income tax purposes. At March 31, 2000, the aggregate cost of securities for Federal income tax purposes was $38,369.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations South Carolina Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2000 (as a percentage of net assets):
   MBIA                                                                   26.63%

Nations South Carolina Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            28.38%
   Hospital Revenue                                                       22.75%
   Water Revenue                                                          22.99%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 95.9%
            TENNESSEE -- 91.3%
 $1,000     Anderson County,
              Tennessee, Health and
              Educational Facilities
              Board, Revenue
              Refunding, (Methodist
              Medical Center - Oak
              Ridge Project) Series
              1993,
              5.40% 07/01/04..........  A1        NR     $ 1,004
  1,700     Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical Center
              Project) Series 1993,
              (FSA Insured), 5.38%
              10/01/04................  Aaa       AAA      1,726
  1,000     Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical Center
              Project) Series 1993,
              (FSA Insured), 5.50%
              10/01/07................  Aaa       AAA      1,022
  1,000     Dickson County, Tennessee,
              GO, Series 1997, (FGIC
              Insured),
              5.00% 04/01/18..........  Aaa       NR         920
  1,145     Harpeth Valley, Tennessee,
              Utilities District,
              Revenue Refunding,
              Series 1993,
              5.00% 09/01/01..........  A1        A        1,152
  1,600     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Hospital
              Facilities Improvement
              Revenue Refunding,
              (Baptist Health System
              of East Tennessee, Inc.
              Project) Series 1996,
              (CONNIE LEE Insured),
              5.50% 04/15/11..........  Aaa       AAA      1,612
    500     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Hospital
              Facilities Revenue,
              (Sanders Alliance
              Project) Series 1993A,
              (MBIA Insured),
              4.90% 01/01/05..........  Aaa       AAA        499
  2,000     Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (University Health
              Systems Inc. Project)
              Series 1999,
              5.75% 04/01/19..........  Baa1      NR       1,783
  1,250     Knox County, Tennessee,
              Public Improvement GO,
              Series 1998,
              4.75% 04/01/19..........  Aa2       AA       1,101

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  500     Madison County, Tennessee,
              GO, Series 1992A,
              5.85% 08/01/03..........  A1        NR     $   518
  2,270     Maury County, Tennessee,
              Industrial Development
              Board, Multi-Modal PCR
              Refunding, (General
              Motors
              Corporation - Saturn
              Corporation Project)
              Series 1994,
              6.50% 09/01/24..........  A2        A        2,279
  1,800     McMinn County, Tennessee,
              Industrial Development
              Board, PCR Refunding,
              (Bowater Inc. Project)
              Series 1991,
              6.85% 04/01/01..........  Baa3      BBB      1,839
  1,000     McMinn County, Tennessee,
              Industrial Development
              Board, Recycling
              Facilities Revenue,
              (Bowater Inc. Project)
              Series 1992, AMT,
              7.40% 12/01/22..........  Baa2      BBB      1,025
  1,000     Memphis, Tennessee,
              Electric System Revenue
              Refunding, Series 1992,
              6.00% 01/01/05..........  Aa3       AA       1,046
  1,500     Memphis, Tennessee, Water
              Division, Revenue
              Refunding, Series 1992,
              5.90% 01/01/04..........  Aa1       AA       1,554
  1,000     Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1992, AMT,
              6.75% 09/01/12..........  Baa2      BBB      1,049
  1,600     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Electric Revenue, Series
              1998B,
              5.50% 05/15/13..........  Aa3       AA       1,634
    750     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, GO
              Refunding, Series 1993,
              5.25% 05/15/07..........  Aa2       AA         762
    505     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured),
              6.00% 12/01/08..........  Aaa       AAA        538

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  295     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured),
              6.00% 12/01/09..........  Aaa       AAA    $   316
    600     Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Multi-Family Housing
              Revenue, (Enchantment,
              Inc. - Welch Bend
              Apartments Project)
              Series 1996A, (FNMA
              COLL), Mandatory Put
              01/01/07 @ 100,
              5.50% 01/01/27..........  NR        AAA        605
  1,245     Rutherford County,
              Tennessee, Public
              Improvement GO, Series
              1996,
              6.00% 04/01/06..........  Aa2       AA       1,312
  1,000     Shelby County, Tennessee,
              GO Refunding, Series
              1993A,
              5.00% 03/01/03..........  Aa3       AA+      1,007
  1,280     Shelby County, Tennessee,
              GO Refunding, Series
              1996B,
              5.20% 12/01/09..........  Aa3       AA+      1,289
    260     Shelby County, Tennessee,
              GO, Unrefunded Balance,
              Series 1992B,
              6.00% 03/01/08..........  Aa3       AA+        268
    520     Shelby County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (Lebonheur Childrens
              Medical Center Project)
              Series 1993D, (MBIA
              Insured),
              5.30% 08/15/04..........  Aaa       AAA        529
    500     Shelby County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (Methodist Health
              Systems, Inc. Project)
              Series 1995, (MBIA
              Insured),
              6.25% 08/01/09..........  Aaa       AAA        537
  2,000     Shelby County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue, (St.
              Jude's Childrens
              Research Project) Series
              1999,
              5.38% 07/01/24..........  NR        AA       1,832

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  500     Shelby County, Tennessee,
              Public Improvement GO,
              Series 1996A,
              5.63% 06/01/06..........  Aa3       AA+    $   518
  1,000     Sumner County, Tennessee,
              Resource Authority,
              Revenue, Series 1993,
              (AMBAC Insured),
              5.13% 08/01/03..........  Aaa       AAA      1,010
  1,500     Tennergy Corporation,
              Tennessee, Gas Revenue,
              Series 1999, (MBIA
              Insured),
              5.00% 06/01/07..........  Aaa       AAA      1,449
  2,500     Tennessee Housing
              Development Agency,
              Homeownership Revenue,
              Series 1997-3A, AMT,
              5.570%+ 01/01/08........  Aa2       AA       1,598
    990     Tennessee Housing
              Development Agency,
              Mortgage Finance
              Revenue, Series 1993A,
              AMT,
              5.10% 07/01/01..........  A1        AA         992
    200     Tennessee Housing
              Development Agency,
              Mortgage Finance
              Revenue, Series 1994A,
              AMT,
              6.30% 01/01/08..........  A1        AA         201
  1,000     Tennessee State, GO,
              Series 1994A,
              5.20% 03/01/05..........  Aaa       AAA      1,027
  1,000     Tennessee State, GO,
              Series 1995A,
              7.00% 03/01/03..........  Aaa       AAA      1,060
    500     Tennessee State, School
              Board Authority, Higher
              Education Facilities
              Revenue, Series 1992A,
              6.00% 05/01/05..........  Aa2       AA+        520
    300     Tennessee, Housing
              Development Agency,
              Mortgage Finance
              Revenue, Series 1994B,
              AMT,
              6.55% 07/01/19..........  A1        AA         303
  1,120     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1997,
              AMT,
              4.790%+ 07/01/03........  Aa2       AA         949
  1,215     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1997,
              AMT,
              4.740%+ 07/01/04........  Aa2       AA         974

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $  785     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1998,
              AMT,
              4.75% 07/01/08..........  Aa2       AA     $   755
  1,135     Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1998,
              AMT,
              4.85% 07/01/09..........  Aa2       AA       1,092
                                                         -------
                                                          43,206
                                                         -------
            MISSOURI -- 2.5%
  1,275     West Plains, Missouri,
              Industrial Development
              Authority, Hospital
              Revenue, (Ozarks Medical
              Center Project) Series
              1997, 5.25% 11/15/07....  NR        BB+      1,171
                                                         -------
            PUERTO RICO -- 2.1%
    600     Puerto Rico, Electric
              Power Authority, Power
              Revenue, Series 1991P,
              6.75% 07/01/03..........  Baa1      BBB+       626
    380     Puerto Rico, Housing Bank
              and Finance Agency,
              Single-Family Mortgage
              Revenue, (Affordable
              Housing Mortgage-
              Portfolio I) Series
              1995, AMT, (GNMA/FNMA/
              FHLMC COLL),
              5.45% 04/01/05..........  Aaa       AAA        383
                                                         -------
                                                           1,009
                                                         -------
            TOTAL MUNICIPAL BONDS AND
              NOTES
              (Cost $45,704)..........................    45,386
                                                         -------

SHARES                                               VALUE
(000)                                                (000)
-----------------------------------------------------------
         INVESTMENT COMPANIES -- 3.6%
           (Cost $1,691)
 1,691   Nations Municipal Reserves#.............   $ 1,691
                                                    -------
         TOTAL INVESTMENTS
           (Cost $47,395*)................   99.5%   47,077
                                                    -------
         OTHER ASSETS AND LIABILITIES
           (NET)..........................    0.5%
         Cash....................................   $     1
         Interest receivable.....................       758
         Receivable from investment advisor......         5
         Payable for Fund shares redeemed........      (272)
         Administration fee payable..............        (8)
         Shareholder servicing and
           distribution fees payable.............        (3)
         Distributions payable...................      (153)
         Accrued Trustees'/Directors' fees
           and expenses..........................       (17)
         Accrued expenses and other
           liabilities...........................       (56)
                                                    -------
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET).................................       255
                                                    -------
         NET ASSETS.......................  100.0%  $47,332
                                                    =======
         NET ASSETS CONSIST OF:
         Undistributed net investment income.....   $     3
         Accumulated net realized loss on
           investments sold......................      (368)
         Net unrealized depreciation of
           investments...........................      (318)
         Paid-in capital.........................    48,015
                                                    -------
         NET ASSETS..............................   $47,332
                                                    =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000


                                                     VALUE
-----------------------------------------------------------
         PRIMARY A SHARES:
         Net asset value, offering and redemption
           price per share
           ($37,736,347 / 3,806,349 shares
           outstanding)..........................     $9.91
                                                      =====
         INVESTOR A SHARES:
         Net asset value and redemption price per
           share ($7,809,714 / 787,779 shares
           outstanding)..........................     $9.91
                                                      =====
         Maximum sales charge....................     3.25%
         Maximum offering price per share........    $10.24
         INVESTOR B SHARES:
         Net asset value and offering price per
           share** ($1,783,256 / 179,864 shares
           outstanding)..........................     $9.91
                                                      =====
         INVESTOR C SHARES:
         Net asset value and offering price per
           share** ($2,615 / 265 shares
           outstanding)..........................     $9.87
                                                      =====

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $318 on investment securities was comprised of gross appreciation of $510 and gross depreciation of $828 for Federal income tax purposes. At March 31, 2000, the aggregate cost of securities for Federal income tax purposes was $47,395.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Tennessee Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            13.15%
   Hospital Revenue                                                       23.76%
   Housing Revenue                                                        16.68%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 97.5%
            TENNESSEE -- 94.8%
  $500      Blount County, Tennessee,
              Public Building
              Authority, Public
              Facility Revenue, Series
              1998, (FGIC Insured),
              5.00% 04/01/19..........  Aaa       AAA    $   453
   250      Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical Center
              Project) Series 1993,
              (FSA Insured), 5.50%
              10/01/07................  Aaa       AAA        256
   740      Hamilton County,
              Tennessee, Refunding,
              GO, Series 1998B,
              5.10% 08/01/24..........  Aa2       NR         680
   575      Humphreys County,
              Tennessee, Industrial
              Development Board, Solid
              Waste Disposal, (E.I.
              duPont de Nemours and
              Company Project) Series
              1994, AMT,
              6.70% 05/01/24..........  Aa3       AA-        607
   400      Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Hospital
              Facilities Improvement
              Revenue Refunding,
              (Baptist Health System
              of East Tennessee, Inc.
              Project) Series 1996,
              (CONNIE LEE Insured),
              5.50% 04/15/11..........  NR        AAA        403
   300      Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue
              Refunding, (Fort Sanders
              Alliance Project) Series
              1993, (MBIA Insured),
              7.25% 01/01/09..........  Aaa       AAA        342
   500      Knox County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue,
              (University Health
              Systems Inc. Project)
              Series 1999,
              5.75% 04/01/19..........  Baa1      NR         446
   200      Loudon County, Tennessee,
              Industrial Development
              Board, Solid Waste
              Disposal Revenue,
              (Kimberly-Clark
              Corporation Project)
              Series 1993, AMT,
              6.20% 02/01/23..........  Aa2       AA         202

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
  $500      Maury County, Tennessee,
              Industrial Development
              Board, Multi-Modal PCR
              Refunding, (General
              Motors Corporation -
              Saturn Corporation
              Project) Series 1994,
              6.50% 09/01/24..........  A2        A      $   502
   250      McMinn County, Tennessee,
              Industrial Development
              Board, Recycling
              Facilities Revenue,
              (Bowater Inc. Project)
              Series 1992, AMT,
              7.40% 12/01/22..........  Baa2      BBB        256
   300      Memphis, Tennessee,
              Electric System Revenue
              Refunding, Series 1993,
              4.90% 01/01/11..........  Aa3       AA         290
   250      Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1992, AMT,
              6.75% 09/01/12..........  Baa2      BBB        262
   100      Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1993, AMT,
              6.20% 07/01/14..........  Baa2      BBB         99
   700      Memphis-Shelby County,
              Tennessee, Airport
              Authority, Special
              Facilities and Project
              Revenue Refunding,
              (Federal Express
              Corporation Project)
              Series 1997,
              5.35% 09/01/12..........  Baa2      BBB        655
   250      Metropolitan Government,
              Nashville and Davidson
              County, Revenue,
              (Meharry Medical College
              Project) Series 1994,
              (AMBAC Insured),
              Prerefunded 12/01/04 @
              102,
              7.00% 12/01/11..........  Aaa       AAA        276
   350      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Electric Revenue, Series
              1996A,
              5.63% 05/15/14..........  Aa3       AA         356

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
  $400      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Electric Revenue, Series
              1998B,
              5.50% 05/15/13..........  Aa3       AA     $   409
   250      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, GO
              Refunding, Series 1993,
              5.25% 05/15/07..........  Aa2       AA         254
   500      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured),
              6.00% 12/01/16..........  Aaa       AAA        526
   300      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Health and Educational
              Facilities Board,
              Improvement Revenue
              Refunding, (Meharry
              Medical College Project)
              Series 1996, (AMBAC
              Insured),
              6.00% 12/01/09..........  Aaa       AAA        321
   400      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee,
              Multi-Family Housing
              Revenue, (Enchantment,
              Inc. - Welch Bend
              Apartments Project)
              Series 1996A, (FNMA
              COLL), Mandatory Put
              01/01/07 @ 100,
              5.50% 01/01/27..........  NR        AAA        403
   300      Metropolitan Government,
              Nashville and Davidson
              County, Tennessee, Water
              and Sewer Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.20% 01/01/13..........  Aaa       AAA        297
   400      Rutherford County,
              Tennessee, Public
              Improvement GO, Series
              1996,
              6.00% 04/01/06..........  Aa2       AA         422

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
  $400      Shelby County, Tennessee,
              Public Improvement GO
              Refunding, Series 1999A,
              4.75% 05/01/21..........  Aa3       AA+    $   347
   250      Sumner County, Tennessee,
              Health Educational and
              Housing Facilities
              Board, Revenue
              Refunding, (Sumner
              Regional Health Systems,
              Inc. Project) Series
              1994,
              7.00% 11/01/03..........  NR        A-         261
   250      Tennessee State, Local
              Development Authority,
              Revenue Refunding,
              (State Loan Program)
              Series 1993A,
              5.75% 03/01/11..........  A2        AA         256
   185      Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1996,
              AMT,
              5.85% 07/01/17..........  Aa2       AA         185
   300      Tennessee, Housing
              Development Agency,
              Revenue, (Home Ownership
              Program) Series 1998,
              AMT,
              4.75% 07/01/08..........  Aa2       AA         289
                                                         -------
                                                          10,055
                                                         -------
            PUERTO RICO -- 2.7%
   300      Puerto Rico, Public
              Buildings Authority,
              Guaranteed Public
              Education and Health
              Facilities Revenue
              Refunding, Series 1993M,
              5.50% 07/01/21..........  Baa1      A          290
                                                         -------
            TOTAL MUNICIPAL
              BONDS AND NOTES
            (Cost $10,362)............................    10,345
                                                         -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tennessee Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

 SHARES                                                 VALUE
  (000)                                                 (000)
--------------------------------------------------------------
            INVESTMENT COMPANIES -- 1.8%
              (Cost $196)
   196      Nations Municipal Reserves#.............   $   196
                                                       -------
            TOTAL INVESTMENTS
              (Cost $10,558*)................   99.3%   10,541
                                                       -------
            OTHER ASSETS AND LIABILITIES
              (NET)..........................    0.7%
            Cash....................................   $     1
            Interest receivable.....................       192
            Receivable from investment advisor......        22
            Payable for Fund shares redeemed........       (47)
            Administration fee payable..............        (2)
            Shareholder servicing and
              distribution fees payable.............        (4)
            Distributions payable...................       (28)
            Accrued Trustees'/Directors' fees
              and expenses..........................       (17)
            Accrued expenses and other
              liabilities...........................       (43)
                                                       -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET).................................        74
                                                       -------
            NET ASSETS.......................  100.0%  $10,615
                                                       =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income.....   $    22
            Accumulated net realized loss on
              investments sold......................       (89)
            Net unrealized depreciation of
              investments...........................       (17)
            Paid-in capital.........................    10,699
                                                       -------
            NET ASSETS..............................   $10,615
                                                       =======


                                                        VALUE
--------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share ($5,113,645 / 528,445
              shares outstanding)...................     $9.68
                                                         =====
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($1,357,161 / 140,231 shares
              outstanding)..........................     $9.68
                                                         =====
            Maximum sales charge....................     4.75%
            Maximum offering price per share........    $10.16
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($4,000,885 / 413,445 shares
              outstanding)..........................     $9.68
                                                         =====
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($142,957 / 14,773 shares
              outstanding)..........................     $9.68
                                                         =====

---------------

 * Federal Income Tax Information: Net unrealized depreciation of $17 on investment securities was comprised of gross appreciation of $212 and gross depreciation of $229 for Federal income tax purposes. At March 31, 2000, the aggregate cost of securities for Federal income tax purposes was $10,558.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

Nations Tennessee Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2000 (as a percentage of net assets):
   AMBAC                                                                  10.58%

Nations Tennessee Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            24.50%
   Hospital Revenue                                                       16.20%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 97.3%
            TEXAS -- 88.0%
 $ 1,450    Alliance Airport
              Authority Inc., Texas,
              Special Facilities
              Revenue, (American
              Corporation - American
              Airlines Inc. Project)
              Series 1991, AMT,
              7.00% 12/01/11.........  Baa1      BBB-   $  1,572
     750    Amarillo, Texas, Junior
              College District, GO,
              Series 1995, (FGIC
              Insured),
              7.60% 02/15/06.........  Aaa       AAA         830
   1,375    Arlington, Texas,
              Independent School
              District, GO, Series
              1991A, (PSF-GTD
              Insured),
              6.38% 08/15/01.........  Aaa       NR        1,410
   1,500    Arlington, Texas,
              Independent School
              District, GO, Series
              1992, (PSF-GTD
              Insured), Prerefunded
              02/15/05 @ 100,
              6.10% 02/15/05.........  Aaa       NR        1,537
   1,060    Arlington, Texas,
              Independent School
              District, GO,
              Unrefunded Balance,
              Series 1992, (PSF-GTD
              Insured),
              5.80% 02/15/02.........  Aaa       NR        1,081
   1,775    Arlington, Texas,
              Independent School
              District, GO,
              Unrefunded Balance,
              Series 1992, (PSF-GTD
              Insured),
              6.10% 02/15/05.........  Aaa       NR        1,814
     500    Arlington, Texas,
              Independent School
              District, Prerefunded,
              GO, Series 1990,
              6.75% 08/15/00.........  Aa3       NR          505
     500    Arlington, Texas,
              Independent School
              District, Unrefunded
              Balance, GO, Series
              1990,
              6.75% 08/15/00.........  Aa3       NR          505
   1,000    Arlington, Texas,
              Waterworks and Sewer
              Improvement Revenue
              Refunding, Series 1992,
              (FGIC Insured),
              6.10% 06/01/02.........  Aaa       AAA       1,028

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 2,100    Athens, Texas,
              Independent School
              District, GO, Series
              1999, (PSF-GTD
              Insured),
              5.25% 08/15/20.........  NR        AAA    $  1,970
   5,750    Austin, Texas, GO
              Refunding, Series 1993,
              5.50% 09/01/04.........  Aa2       AA        5,894
   2,000    Austin, Texas, Public
              Improvement GO, Series
              1992, (AMBAC Insured),
              Prerefunded 09/01/02 @
              100,
              5.90% 09/01/05.........  Aaa       AAA       2,054
   4,275    Austin, Texas, Utility
              System Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              6.25% 11/15/03.........  Aaa       AAA       4,471
   3,000    Austin, Texas, Utility
              System Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              6.25% 11/15/05.........  Aaa       AAA       3,153
     965    Brazos, Texas, Higher
              Education Authority
              Inc., Revenue
              Refunding, Senior Lien,
              Series 1994A-2, AMT,
              (GTD STD LNS),
              6.05% 06/01/03.........  Aaa       NR          985
   4,365    Cass County, Texas,
              Industrial Development
              Corporation,
              Environmental Revenue,
              (International Paper
              Corporation Project)
              Series 1997A, AMT,
              (GTY-AGMT),
              6.25% 04/01/21.........  A3        BBB+      4,193
   2,115    Cedar Hill, Texas,
              Independent School
              District, GO Refunding,
              Series 2000, (PSF-GTD
              Insured),
              6.730%+ 08/15/20.......  NR        AAA         567
   4,115    Cedar Hill, Texas,
              Independent School
              District, Prerefunded,
              GO, Series 2000,
              (PSF-GTD Insured),
              6.550%+ 08/15/16.......  NR        AAA       1,480
   3,840    Cedar Hill, Texas,
              Independent School
              District, Prerefunded,
              GO, Series 2000,
              (PSF-GTD Insured),
              6.600%+ 08/15/17.......  NR        AAA       1,284

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,525    Clear Creek, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD
              Insured),
              5.38% 02/01/06.........  Aaa       AAA    $  3,581
   1,500    Dallas, Texas, Civic
              Center Convention
              Revenue, Senior Lien,
              Series 1991, (AMBAC
              Insured), Prerefunded
              01/01/01 @ 100,
              6.38% 01/01/02.........  Aaa       AAA       1,524
   2,860    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD
              Insured),
              5.60% 08/15/05.........  Aaa       AAA       2,923
   2,940    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD
              Insured),
              5.70% 08/15/06.........  Aaa       AAA       3,009
   1,565    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD
              Insured), Prerefunded
              08/15/03 @ 100,
              5.60% 08/15/05.........  Aaa       AAA       1,604
   1,575    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD
              Insured), Prerefunded
              08/15/03 @ 100,
              5.60% 08/15/05.........  Aaa       AAA       1,615
   1,550    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD
              Insured), Prerefunded
              08/15/03 @ 100,
              5.70% 08/15/06.........  Aaa       AAA       1,594
   1,510    Dallas, Texas,
              Independent School
              District, GO, Series
              1993, (PSF-GTD
              Insured), Prerefunded
              08/15/03 @ 100,
              5.70% 08/15/06.........  Aaa       AAA       1,553
   5,000    Dallas-Fort Worth, Texas,
              Regional Airport
              Revenue Refunding,
              (Dallas-Fort Worth
              Airport Project) Series
              1994A, (MBIA Insured),
              5.40% 11/01/03.........  Aaa       AAA       5,095

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $   500    Denton, Texas, Health
              Facilities Development
              Revenue Refunding,
              (Evangelical Lutheran
              Good Samaritan Society
              Project) Series 1994,
              (AMBAC Insured),
              6.00% 05/01/05.........  Aaa       AAA    $    520
   1,395    El Paso, Texas, GO
              Refunding, Series
              1992C, (FGIC Insured),
              5.70% 08/15/03.........  Aaa       AAA       1,422
   2,000    Garland, Texas, Utility
              Systems Revenue
              Refunding, Series 1992,
              (AMBAC Insured),
              5.90% 03/01/02.........  Aaa       AAA       2,042
   5,000    Gulf Coast Waste Disposal
              Authority, Texas,
              Revenue, (Champion
              International
              Corporation Project)
              Series 1992A, AMT,
              6.88% 12/01/28.........  Baa1      BBB       5,018
   3,000    Harris County, Texas,
              Flood Control District
              GO Refunding, Series
              1991,
              6.25% 10/01/04.........  Aa1       AA        3,066
   1,115    Harris County, Texas,
              Flood Control District,
              GO, Series 1992A,
              5.80% 10/01/03.........  Aa1       AA        1,142
   2,655    Harris County, Texas,
              Health Facilities
              Development Authority,
              Revenue, (Memorial
              Hospital Systems
              Project) Series 1997A,
              (MBIA Insured),
              6.00% 06/01/10.........  Aaa       AAA       2,793
   2,000    Harris County, Texas,
              Health Facilities
              Development Authority,
              Revenue, Series 1999A,
              5.50% 07/01/09.........  Aaa       AAA       2,038
   2,000    Harris County, Texas,
              Health Facilities
              Development
              Corporation, Revenue,
              (Christus Health
              Project) Series 1999A,
              (MBIA Insured),
              5.50% 07/01/10.........  Aaa       AAA       2,034
   7,185    Harris County, Texas,
              Toll Road Revenue
              Refunding, Senior Lien,
              Series 1994, (FGIC
              Insured),
              5.00% 08/15/16.........  Aaa       AAA       6,675

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,380    Harris County, Texas,
              Toll Road Revenue
              Refunding, Senior Lien,
              Series 1994, (FGIC
              Insured),
              5.38% 08/15/20.........  Aaa       AAA    $  3,225
   3,305    Houston, Texas, Airport
              Systems Revenue,
              Subordinate Lien,
              Series 1998A, AMT,
              (FGIC Insured),
              6.00% 07/01/07.........  Aaa       AAA       3,461
   1,305    Houston, Texas, GO
              Refunding, Series
              1992C, Prerefunded
              03/01/02 @ 100,
              6.00% 03/01/05.........  Aa3       AA-       1,335
   3,085    Houston, Texas, GO,
              Unrefunded Balance,
              Series 1992C,
              6.00% 03/01/05.........  Aa3       AA-       3,148
   5,000    Houston, Texas,
              Independent School
              District, GO Refunding,
              Series 1993, (PSFG
              Insured),
              5.40% 08/15/07.........  Aaa       AAA       5,055
   1,025    Houston, Texas, Public
              Improvement GO, Series
              1991A, Prerefunded
              04/01/01 @ 100,
              6.60% 04/01/05.........  Aa3       AA-       1,048
   1,305    Houston, Texas, Public
              Improvement GO, Series
              1991A, Prerefunded
              04/01/01 @ 100,
              6.60% 04/01/06.........  Aa3       AA-       1,335
  10,000    Houston, Texas, Water &
              Sewer Systems Revenue,
              Junior Lien, Series
              1996A, (FGIC Insured),
              5.25% 12/01/25.........  Aaa       AAA       9,182
   3,000    Houston, Texas, Water and
              Sewer Systems Revenue
              Refunding, Junior Lien,
              Series 1997D, (FGIC
              Insured),
              5.00% 12/01/25.........  Aaa       AAA       2,638
   6,145    Houston, Texas, Water and
              Sewer Systems Revenue,
              Unrefunded Balance,
              Prior Lien, Series
              1992B,
              5.90% 12/01/03.........  A3        A+        6,334
     500    Irving, Texas, Waterworks
              and Sewer Revenue,
              Series 1998,
              4.75% 06/15/18.........  Aa2       AA          440

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 1,500    Klein, Texas, Independent
              School District, GO,
              Series 1999A, (PSF-GTD
              Insured), Prerefunded
              08/01/09 @ 100,
              5.13% 08/01/15.........  Aaa       AAA    $  1,450
   2,000    Lewisville, Texas,
              Independent School
              District, GO Refunding,
              Series 1992, (PSF-GTD
              Insured),
              6.10% 08/15/02.........  Aaa       NR        2,060
   1,085    Lewisville, Texas,
              Independent School
              District, GO Refunding,
              Series 1992, (PSF-GTD
              Insured), Prerefunded
              08/15/02 @ 100,
              6.25% 08/15/05.........  Aaa       NR        1,122
   3,815    Lewisville, Texas,
              Independent School
              District, GO,
              Unrefunded Balance,
              Series 1992, (PSF-GTD
              Insured),
              6.25% 08/15/05.........  Aaa       NR        3,930
   1,000    Lubbock, Texas,
              Independent School
              District, GO, Series
              1991A, (PSF-GTD
              Insured), Prerefunded
              08/15/00 @ 100,
              6.30% 08/15/04.........  NR        AAA       1,008
     620    Mesquite, Texas,
              Independent School
              District 1, GO
              Refunding, Series 1992,
              (PSF-GTD Insured),
              Prerefunded
              02/15/02 @ 100,
              5.75% 08/15/03.........  Aaa       AAA         632
   5,000    Mesquite, Texas,
              Independent School
              District 1, GO
              Refunding, Series 1993,
              (PSF-GTD Insured),
              5.30% 08/15/06.........  Aaa       AAA       5,058
   1,380    Mesquite, Texas,
              Independent School
              District 1, GO,
              Unrefunded Balance,
              Series 1992, (PSF-GTD
              Insured),
              5.75% 08/15/03.........  Aaa       AAA       1,402

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 5,000    North Central, Texas,
              Health Facilities
              Development
              Corporation, Health
              Facilities Revenue,
              (Presbyterian
              Healthcare Residential
              Project) Series 1996B,
              (MBIA Insured),
              5.50% 06/01/16.........  Aaa       AAA    $  5,010
   7,000    North Central, Texas,
              Health Facilities
              Development
              Corporation, Revenue
              Refunding, (Baylor
              Health Care Systems
              Project) Series 1995,
              5.50% 05/15/13.........  Aa3       AA-       6,864
   1,320    Pearland, Texas,
              Independent School
              District, GO Refunding,
              Series 1998, (PSF-GTD
              Insured),
              4.750%+ 02/15/08.......  Aaa       AAA         867
   1,500    Pearland, Texas,
              Independent School
              District, GO, Series
              2000, (PSFG Insured),
              5.50% 02/15/20(a)......  Aaa       AAA       1,458
   1,835    Plano, Texas, Independent
              School District, GO,
              Series 1995, (PSF-GTD
              Insured),
              7.00% 02/15/05.........  Aaa       AAA       1,990
   1,000    Port of Houston Authority
              of Harris County,
              Texas, Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              6.30% 05/01/04.........  Aaa       AAA       1,027
   8,100    Red River Authority,
              Texas, PCR, (Hoechst
              Celanese Corporation
              Project) Series 1992,
              AMT,
              6.88% 04/01/17.........  Baa2      BBB       8,174
   4,000    Red River Authority,
              Texas, PCR Refunding,
              Series 1991, (AMBAC
              Insured),
              5.20% 07/01/11.........  Aaa       AAA       3,946
   5,000    Round Rock, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD
              Insured),
              5.00% 08/01/18(a)......  Aaa       AAA       4,583
     465    San Antonio, Texas,
              Refunding GO, Series
              1992, Prerefunded
              08/01/02 @ 100,
              5.50% 08/01/05.........  Aa2       AA+         473

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,185    San Antonio, Texas,
              Unrefunded GO, Series
              1992,
              5.50% 08/01/05.........  Aa2       AA+    $  4,237
   3,500    Tarrant County, Texas,
              Health Facilities
              Development
              Corporation, Health
              Systems Revenue, (Texas
              Health Resources
              Systems Project) Series
              1997A, (MBIA Insured),
              5.75% 02/15/11.........  Aaa       AAA       3,606
   3,300    Tarrant County, Texas,
              Health Facilities
              Development
              Corporation, Health
              Systems Revenue, (Texas
              Health Resources
              Systems Project) Series
              1997A, (MBIA Insured),
              5.75% 02/15/08.........  Aaa       AAA       3,414
   2,200    Tarrant County, Texas,
              Water Control and
              Improvement District
              Number 1, Water Revenue
              Refunding, Series 1992,
              5.70% 03/01/01.........  A1        AA        2,229
   5,000    Tarrant County, Texas,
              Water Control and
              Improvement District
              Number 1, Water Revenue
              Refunding, Series 1992,
              Prerefunded 03/01/01 @
              100,
              5.90% 03/01/03.........  Aaa       AA        5,076
     500    Texas State, College
              Student Loan Authority,
              GO, Series 1994, AMT,
              5.75% 08/01/11.........  Aa1       AA          503
   1,000    Texas State, College
              Student Loan Authority,
              GO, Series 1996, AMT,
              5.00% 08/01/12.........  Aa1       AA          952
   6,835    Texas State, College
              Student Loan Authority,
              GO, Series 1997, (GTD
              STD LNS),
              5.25% 08/01/07.........  Aa1       AA        6,871
   1,425    Texas State, College
              Student Loan Authority,
              GO, Series 1997, AMT,
              (GTD STD LNS),
              5.00% 08/01/05.........  Aa1       AA        1,420
   2,640    Texas State, College
              Student Loan Authority,
              GO, Series 1999, AMT,
              5.00% 08/01/05.........  Aa1       AA        2,631

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 3,565    Texas State, College
              Student Loan Authority,
              GO, Series 1999, AMT,
              5.00% 08/01/07.........  Aa1       AA     $ 3 ,526
   8,805    Texas State, Department
              of Housing and
              Community Affairs,
              Single-Family Revenue,
              Series 1997A-1, AMT,
              (GNMA/FNMA COLL), (MBIA
              Insured),
              5.25% 09/01/13.........  Aaa       AAA       8,472
   5,000    Texas State, GO
              Refunding, Series
              1992A,
              5.80% 10/01/04.........  Aa1       AA        5,190
   2,955    Texas State, Port of
              Corpus Christi, Revenue
              Authority Refunding,
              (Hoechst Celanese
              Corporation Project),
              Series 1992,
              6.88% 04/01/17.........  Baa2      BBB       2,982
   5,000    Texas State, Public
              Finance Authority,
              Building Revenue
              Refunding, Series
              1992B, (AMBAC Insured),
              6.10% 02/01/04.........  Aaa       AAA       5,211
   1,200    Texas State, Public
              Finance Authority, GO
              Refunding, Series
              1996C,
              6.00% 10/01/06.........  AA        AA        1,267
   3,500    Texas State, Texas A&M
              University, Revenue,
              Series 1999,
              5.50% 05/15/20.........  Aa2       AA+       3,401
   3,250    Texas State, Turnpike
              Authority of Dallas,
              North Tollway Revenue,
              (President George Bush
              Turnpike Project)
              Series 1996, (AMBAC
              Insured),
              5.450%+ 01/01/09.......  Aaa       AAA       2,035
   3,000    Texas State, Water
              Development Board,
              Revenue, Series 1997,
              5.00% 07/15/12.........  Aa1       AAA       2,911
   1,850    Texas State, Water
              Development GO, Series
              1997,
              5.50% 08/01/07.........  Aa1       AA        1,904
   5,000    Texas State, Water
              Development GO, Series
              1997,
              5.25% 08/01/28.........  Aa1       AA        4,601
   2,000    Texas State, Water
              Financial Assistance
              GO, Series 1999, (MBIA
              Insured),
              5.50% 08/01/29.........  Aaa       AAA       1,913

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 6,000    Texas, Municipal Power
              Agency, Revenue
              Refunding, Series 1992,
              (MBIA Insured),
              Prerefunded
              09/01/02 @ 102,
              5.90% 09/01/04.........  Aaa       AAA    $  6,269
  15,000    Texas, Municipal Power
              Agency, Revenue
              Refunding, Series 1993,
              (MBIA Insured),
              5.25% 09/01/05.........  Aaa       AAA      15,171
   1,100    Texas, Water Development
              Board, Revenue, Series
              1999B,
              5.63% 07/15/21.........  Aa1       AAA       1,086
   2,925    Texas, Water Development
              Board, State Revolving
              Fund Revenue, Senior
              Lien, Series 1998A,
              5.25% 07/15/11.........  Aa1       AAA       2,931
   4,085    Travis County, Texas,
              Health Facilities
              Development
              Corporation, Revenue,
              (Ascension Health
              Credit Project) Series
              1999A, (MBIA Insured),
              5.75% 11/15/09.........  Aaa       AAA       4,241
   3,250    Travis County, Texas,
              Limited Tax GO
              Refunding, Series
              1992A,
              (MBIA Insured),
              5.50% 03/01/03.........  Aaa       AAA       3,313
   3,500    Travis County, Texas,
              Limited Tax GO
              Refunding, Series
              1992A, (MBIA Insured),
              5.60% 03/01/04.........  Aaa       AAA       3,569
   1,500    Travis County, Texas,
              Limited Tax GO
              Refunding,
              Series 1992A,
              (MBIA Insured),
              5.75% 03/01/06.........  Aaa       AAA       1,531
     500    Trinity River Authority,
              Texas, PCR, (Texas
              Instruments Inc.
              Project) Series 1996,
              AMT,
              6.20% 03/01/20.........  NR        A           504
   3,885    Trinity River Authority,
              Texas, Ten Mile
              Revenue, Series 1992,
              (AMBAC Insured),
              5.70% 08/01/03.........  Aaa       AAA       3,958
   4,610    Waxahachie, Texas,
              Independent School
              District, GO, Series
              2000, (PSF-GTD
              Insured),
              6.600%+ 08/15/17.......  Aaa       NR        1,555

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 4,755    Waxahachie, Texas,
              Independent School
              District, Prerefunded,
              GO, Series 2000,
              (PSF-GTD Insured),
              6.450%+ 08/15/15.......  Aaa       NR     $  1,860
                                                        --------
                                                         294,176
                                                        --------
            ALABAMA -- 0.5%
   1,750    Mobile, Alabama,
              Industrial Development
              Board, Environmental
              Improvement Revenue,
              (International Paper
              Company Project) Series
              2000A, AMT,
              6.70% 03/01/24.........  A3        BBB+      1,768
                                                        --------
            ARIZONA -- 0.6%
   2,100    Coconino County, Arizona,
              Unified School District
              Number 1, GO Refunding,
              Series 1992, (AMBAC
              Insured),
              5.80% 07/01/02.........  Aaa       AAA       2,127
                                                        --------
            CONNECTICUT -- 1.5%
   5,000    Connecticut State, GO,
              Series 1995A,
              5.63% 03/15/09.........  Aa3       AA        5,097
                                                        --------
            FLORIDA -- 0.3%
   1,000    Florida, Housing Finance
              Agency, Multi-Family
              Housing Revenue
              Refunding, (United
              Dominion Realty Trust -
              Andover Project) Series
              1996E, AMT, Mandatory
              Put
              05/01/08 @ 100,
              6.35% 05/01/26.........  NR        BBB+      1,025
                                                        --------
            ILLINOIS -- 1.3%
   3,000    Illinois State, Toll
              Highway Authority, Toll
              Revenue, Series 1992A,
              Prerefunded 01/01/03 @
              102,
              5.75% 01/01/17.........  A1        AA-       3,124
   1,100    Rosemont, Illinois, GO,
              Series 1991B, (FGIC
              Insured),
              6.40% 02/01/03.........  Aaa       AAA       1,134
                                                        --------
                                                           4,258
                                                        --------

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MAINE -- 0.6%
 $ 1,000    Bucksport, Maine, Solid
              Waste Disposal Revenue,
              (Champion International
              Corporation Project)
              Series 1985,
              6.25% 05/01/10.........  Baa1      BBB    $  1,011
   1,000    Maine, Municipal Board
              Bank, Revenue, Series
              1990D,
              7.10% 11/01/01.........  Aa3       A+        1,034
                                                        --------
                                                           2,045
                                                        --------
            MICHIGAN -- 1.4%
   4,600    Detroit, Michigan, GO
              Refunding, Series
              1995B,
              6.50% 04/01/02.........  Baa1      A-        4,729
                                                        --------
            MISSISSIPPI -- 0.8%
   2,600    Warren County,
              Mississippi,
              Environmental
              Improvement Revenue
              Refunding,
              (International Paper
              Company Project) Series
              2000A,
              6.70% 08/01/18.........  A3        BBB+      2,631
                                                        --------
            TENNESSEE -- 1.0%
   3,135    Chattanooga-Hamilton
              County, Tennessee,
              Hospital Authority,
              Revenue Refunding,
              (Erlanger Medical
              Center Project) Series
              1993, (FSA Insured),
              5.50% 10/01/07.........  Aaa       AAA       3,205
                                                        --------
            WASHINGTON -- 1.3%
   2,000    Washington State, GO,
              Series 1991B,
              Prerefunded 06/01/01 @
              100,
              6.30% 06/01/02.........  Aa1       AA+       2,042
   2,425    Washington State, GO,
              Series 1995C,
              5.45% 07/01/07.........  Aa1       AA+       2,471
                                                        --------
                                                           4,513
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $322,001)........................    325,574
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

 SHARES                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            INVESTMENT COMPANIES -- 3.6%
              (Cost $11,995)
  11,995    Nations Municipal Reserves#...........   $ 11,995
                                                     --------
            TOTAL INVESTMENTS
              (Cost $333,996*).............  100.9%   337,569
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................   (0.9)%
            Cash..................................   $      1
            Receivable for Fund shares sold.......        397
            Dividends receivable..................         29
            Interest receivable...................      4,177
            Payable for Fund shares redeemed......        (59)
            Investment advisory fee payable.......        (72)
            Administration fee payable............        (57)
            Shareholder servicing and
              distribution fees payable...........         (3)
            Distributions payable.................     (1,407)
            Payable for investment securities
              purchased...........................     (6,045)
            Accrued Trustees'/Directors' fees and
              expenses............................        (18)
            Accrued expenses and other
              liabilities.........................       (106)
                                                     --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...................     (3,163)
                                                     --------
            NET ASSETS.....................  100.0%  $334,406
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income..............................   $    238
            Accumulated net realized loss on
              investments sold....................     (3,523)
            Net unrealized appreciation of
              investments.........................      3,573
            Paid-in capital.......................    334,118
                                                     --------
            NET ASSETS............................   $334,406
                                                     ========


                                                      VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($326,322,803 / 32,630,419 shares
              outstanding)........................     $10.00
                                                       ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($6,075,516 / 607,531
              shares outstanding).................     $10.00
                                                       ======
            Maximum sales charge..................      3.25%
            Maximum offering price per share......     $10.34
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($2,004,946 / 200,489 shares
              outstanding)........................     $10.00
                                                       ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($2,606 / 261 shares
              outstanding)........................     $10.00
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $3,572 on investment securities was comprised of gross appreciation of $6,220 and gross depreciation of $2,648 for Federal income tax purposes. At March 31, 2000, the aggregate cost of securities for Federal income tax purposes was $333,997.

** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

+  Zero coupon security. The rate shown reflects the yield to maturity.

# Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when-issued" basis.

Nations Texas Intermediate Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

   MBIA                                                                   20.17%
   PSF-GTD                                                                18.26%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 101.3%
            TEXAS -- 93.7%
 $  400     Athens, Texas, Independent
              School District, GO,
              Series 1999, (PSF-GTD
              Insured),
              5.25% 08/15/20..........  NR        AAA    $   375
    500     Austin, Texas, Public
              Improvement, GO, Series
              1999,
              5.38% 09/01/18..........  Aa2       AA         484
    500     Dallas County, Texas, GO,
              Series 1995,
              5.25% 08/15/14..........  Aaa       AAA        491
    500     Dallas-Fort Worth, Texas,
              Regional Airport Revenue
              Refunding, Series 1994A,
              (MBIA Insured),
              6.00% 11/01/09..........  Aaa       AAA        521
    400     Fort Worth, Texas, Higher
              Education Financial
              Corporation, Higher
              Education Revenue,
              (Texas Christian
              University Project)
              Series 1997,
              5.00% 03/15/17..........  Aa3       AA-        369
    500     Grand Prairie, Texas,
              Independent School
              District, GO, Refunding,
              Series 1996, (PSF-GTD),
              5.20% 02/15/24..........  Aaa       AAA        457
    500     Gulf Coast, Texas, Waste
              Disposal Authority,
              Revenue Refunding,
              (Houston Light and Power
              Company Project) Series
              1992A, (MBIA Insured),
              6.38% 04/01/12..........  Aaa       AAA        525
    500     Harris County, Texas,
              Health Facilities
              Development Authority,
              Revenue, (Memorial
              Hospital Systems
              Project) Series 1997A,
              (MBIA Insured),
              6.00% 06/01/10..........  Aaa       AAA        526
    500     Harris County, Texas,
              Health Facilities
              Development Corporation,
              Hospital Revenue, (Texas
              Children's Hospital
              Project) Series 1995,
              5.50% 10/01/19..........  Aa2       AA         492
    500     Klein, Texas, Independent
              School District, GO,
              Series 1999A, (PSFG
              Insured), Prerefunded
              08/01/09 @ 100,
              5.13% 08/01/15..........  Aaa       AAA        484

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $  500     Lower Neches Valley
              Authority, Texas,
              Industrial Development
              Corporation, Revenue
              Refunding, (Mobil Oil
              Refining Corporation
              Project) Series 1997,
              5.80% 05/01/22..........  Aaa       AAA    $   488
    600     Northside, Texas,
              Independent School
              District, GO, Series
              1999,
              4.75% 08/15/18..........  Aaa       AAA        529
  1,000     Red River Authority of
              Texas, PCR, (Hoechst
              Celanese Corporation
              Project) Series 1992,
              AMT,
              6.88% 04/01/17..........  Baa2      BBB      1,009
    600     Round Rock, Texas,
              Independent School
              District, GO, Series
              2000,
              (PSF-GTD Insured),
              5.00% 08/01/18(a).......  Aaa       AAA        550
    585     Sherman, Texas,
              Independent School
              District, GO, Series
              1995, (PSF-GTD Insured),
              Prerefunded 02/15/05 @
              100,
              6.50% 02/15/20..........  Aaa       AAA        625
  1,000     Tarrant County, Texas,
              Health Facilities
              Development Corporation,
              Health Systems Revenue,
              (Harris Methodist Health
              Systems Project) Series
              1994, (MBIA-IBC
              Insured),
              6.00% 09/01/10..........  Aaa       AAA      1,063
    500     Texas State, College
              Student Loan Authority,
              GO, Series 1994, AMT,
              5.75% 08/01/11..........  Aa1       AA         503
    455     Texas State, GO, Series
              1999,
              5.25% 08/01/21..........  Aa1       AA         427
    375     Texas State, Veterans
              Housing Assistance GO
              Refunding, Series 1994C,
              6.40% 12/01/09..........  Aa1       AA         383
    500     Texas State, Water
              Financial Assistance GO,
              Series 1999, (MBIA
              Insured),
              5.50% 08/01/29..........  Aaa       AAA        478
    400     Texas, Water Development
              Board, Revenue, Series
              1999B,
              5.63% 07/15/21..........  Aa1       AAA        395

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $  500     Travis County, Texas,
              Health Facilities
              Development Corporation,
              Revenue, (Ascension
              Health Credit Project)
              Series 1999A, (AMBAC
              Insured),
              5.88% 11/15/24..........  Aaa       AAA    $   496
    500     Trinity River Authority,
              Texas, PCR, (Texas
              Instruments Inc.
              Project) Series 1996,
              AMT,
              6.20% 03/01/20..........  NR        A          504
    500     University of Texas,
              University Finance
              Systems Revenue, Series
              1995A,
              5.20% 08/15/17..........  Aa1       AAA        475
  1,000     Waxahachie, Texas,
              Independent School
              District, GO, Series
              2000,
              (PSF-GTD Insured),
              6.600%+ 08/15/17........  Aaa       NR         337
                                                         -------
                                                          12,986
                                                         -------
            OHIO -- 7.6%
  1,000     Lucas County, Ohio,
              Hospital Revenue,
              (Flower Hospital
              Project) Series 1993,
              Prerefunded
              12/01/04 @ 101,
              6.13% 12/01/13..........  NR        NR       1,054
                                                         -------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $13,606)..........................    14,040
                                                         -------

 SHARES                                                 VALUE
  (000)                                                 (000)
--------------------------------------------------------------
            INVESTMENT COMPANIES -- 2.2%
              (Cost $298)
    298     Nations Municipal Reserves#.............   $   298
                                                       -------
            TOTAL INVESTMENTS
              (Cost $13,904*)................  103.5%   14,338
                                                       -------
            OTHER ASSETS AND LIABILITIES
              (NET)..........................   (3.5)%
            Receivable for Fund shares sold.........   $     1
            Interest receivable.....................       204
            Receivable from investment advisor......        22
            Payable for Fund shares redeemed........       (42)
            Administration fee payable..............        (2)
            Shareholder servicing and
              distribution fees payable.............        (5)
            Distributions payable...................       (43)
            Payable for investment securities
              purchased.............................      (551)
            Accrued Trustees'/Directors' fees
              and expenses..........................       (17)
            Accrued expenses and other
              liabilities...........................       (51)
                                                       -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET).................................      (484)
                                                       -------
            NET ASSETS.......................  100.0%  $13,854
                                                       =======
            NET ASSETS CONSIST OF:
            Undistributed net investment income.....   $    47
            Accumulated net realized loss on
              investments sold......................      (486)
            Net unrealized appreciation of
              investments...........................       434
            Paid-in capital.........................    13,859
                                                       -------
            NET ASSETS..............................   $13,854
                                                       =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Texas Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000


                                                        VALUE
--------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share ($7,868,462 / 822,725
              shares outstanding)...................     $9.56
                                                         =====
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($332,942 / 34,809 shares
              outstanding)..........................     $9.56
                                                         =====
            Maximum sales charge.............            4.75%
            Maximum offering price per share........    $10.04
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($5,568,528 / 582,203 shares
              outstanding)..........................     $9.56
                                                         =====
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($83,729 / 8,755 shares
              outstanding)..........................     $9.56
                                                         =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $434 on investment securities was comprised of gross appreciation of $518 and gross depreciation of $84 for Federal income tax purposes. At March 31, 2000, the aggregate cost of securities for Federal income tax purposes was $13,904.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when-issued" basis.

Nations Texas Municipal Bond Fund had the following insurance concentration greater than 10% at March 31, 2000 (as a percentage of net assets):
   MBIA                                                                   22.47%
   PSF-GTD                                                                17.11%

Nations Texas Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            17.61%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 98.2%
            ALASKA -- 1.4%
 $ 6,500    North Slope Borough,
              Alaska, Capital
              Appreciation GO, Series
              1998A,
              (MBIA Insured),
              4.700%+ 06/30/09.......  Aaa       AAA    $  3,950
                                                        --------
            DISTRICT OF COLUMBIA
            -- 1.3%
   2,085    Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue, Series
              1997B, AMT, (FGIC
              Insured),
              5.75% 10/01/03.........  Aaa       AAA       2,137
   1,640    Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue, Series
              1997B, AMT, (FGIC
              Insured),
              5.50% 10/01/04.........  Aaa       AAA       1,669
                                                        --------
                                                           3,806
                                                        --------
            MAINE -- 0.8%
   2,500    Baileyville, Maine, PCR,
              (Georgia-Pacific
              Corporation Project)
              Series 1998,
              4.75% 06/01/05.........  Baa2      NR        2,400
                                                        --------
            VIRGINIA -- 94.7%
   2,000    Alexandria, Virginia,
              Redevelopment and
              Housing Authority,
              Multi-Family Housing
              Mortgage Revenue,
              (Buckingham Village
              Apartments Project)
              Series 1996A, AMT,
              6.05% 07/01/16.........  NR        A         2,033
   1,000    Amherst, Virginia,
              Industrial Development
              Authority, Revenue
              Refunding,
              (Georgia-Pacific
              Corporation Project)
              Series 1998, AMT,
              5.25% 02/01/11.........  Baa2      NR          955
   3,285    Arlington County,
              Virginia, GO Refunding,
              Series 1993,
              6.00% 06/01/12.........  Aaa       AAA       3,535
   2,900    Arlington County,
              Virginia, GO, Series
              1991, Prerefunded
              12/01/01 @ 102,
              5.90% 12/01/03.........  Aaa       AAA       3,016

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 3,000    Arlington County,
              Virginia, GO, Series
              1993,
              5.00% 07/15/03.........  Aaa       AAA    $  3,031
   2,345    Arlington County,
              Virginia, GO, Series
              1994,
              5.40% 08/01/02.........  Aaa       AAA       2,388
   2,000    Arlington County,
              Virginia, Industrial
              Development Authority,
              Facilities Revenue
              Refunding,
              (Lee Gardens Housing
              Corporation-Housing
              Mortgage - Woodbury
              Park Apartments
              Project) Series 1998A,
              5.45% 01/01/29.........  NR        A         1,810
   1,000    Arlington County,
              Virginia, Industrial
              Development Authority,
              Facilities Revenue,
              (The Nature Conservancy
              Project) Series 1997A,
              5.45% 07/01/27.........  Aa1       NR          952
   1,000    Arlington County,
              Virginia, Industrial
              Development Authority,
              Hospital Facilities
              Revenue, (Arlington
              Hospital Project)
              Series 1991A,
              Prerefunded
              09/01/01 @ 102,
              6.65% 09/01/05.........  Aaa       NR        1,048
   2,000    Arlington County,
              Virginia, Industrial
              Development Authority,
              IDR Refunding, (Ogden
              Martin Systems Project)
              Series 1998A,
              (FSA Insured),
              5.25% 01/01/05.........  Aaa       AAA       2,028
   3,515    Arlington County,
              Virginia, Industrial
              Development Authority,
              Revenue, (Ogden Martin
              Systems of
              Union-Alexandria/
              Arlington Project)
              Series 1998B, AMT,
              (FSA Insured),
              5.25% 01/01/09.........  Aaa       AAA       3,454
   2,000    Arlington County,
              Virginia, Industrial
              Development Authority,
              Revenue, (Ogden Martin
              Systems of
              Union-Alexandria/
              Arlington Project)
              Series 1998B, AMT,
              (FSA Insured),
              5.25% 01/01/10.........  Aaa       AAA       1,952

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 3,455    Augusta County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Augusta
              Hospital Corporation
              Project) Series 1991,
              Prerefunded
              09/01/01 @ 102,
              7.00% 09/01/21.........  A         AAA    $  3,629
   2,000    Brunswick County,
              Virginia, Industrial
              Development Authority,
              Correctional Facility
              Lease Revenue, Series
              1996,
              (MBIA Insured),
              5.25% 07/01/04.........  Aaa       AAA       2,031
   1,000    Charlottesville-Albemarle,
              Virginia, Airport
              Authority, Revenue
              Refunding, Series 1995,
              AMT,
              6.13% 12/01/09.........  NR        BBB       1,021
   6,195    Chesapeake, Virginia, GO
              Refunding, Series 1993,
              5.13% 12/01/05.........  Aa3       AA        6,285
   1,000    Chesapeake, Virginia, GO,
              Series 1992,
              5.70% 08/01/01.........  Aa3       AA        1,016
   1,000    Chesapeake, Virginia, GO,
              Series 1998, (State Aid
              Withholding),
              4.65% 08/01/11.........  Aa3       AA          945
   1,525    Chesapeake, Virginia,
              Public Improvement GO,
              Series 1996, (State Aid
              Withholding),
              5.00% 05/01/03.........  Aa3       AA        1,539
   2,000    Chesapeake, Virginia,
              Water and Sewer GO,
              Series 1995A, (State
              Aid Withholding),
              7.00% 12/01/09.........  Aa3       AA        2,219
   2,000    Chesterfield County,
              Virginia, GO Refunding,
              Series 1991,
              5.90% 07/15/02.........  Aaa       AAA       2,056
   1,000    Chesterfield County,
              Virginia, GO, Series
              1990B,
              6.50% 01/01/02.........  Aaa       AAA       1,032
   2,120    Chesterfield County,
              Virginia, GO, Series
              1990B, Prerefunded
              01/01/01 @ 102,
              6.70% 01/01/11.........  NR        AAA       2,200

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,000    Chesterfield County,
              Virginia, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992,
              6.20% 11/01/05.........  Aa2       AA     $  1,050
   2,000    Chesterfield County,
              Virginia, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992A,
              5.50% 11/01/00.........  Aa2       AA        2,016
   2,020    Chesterfield County,
              Virginia, Water and
              Sewer Authority,
              Revenue Refunding,
              Series 1992A,
              5.63% 11/01/01.........  Aa2       AA        2,055
   1,320    Covington-Allegheny
              County, Virginia,
              Industrial Development
              Authority, PCR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              5.90% 03/01/05.........  A2        A-        1,379
   3,385    Fairfax County, Virginia,
              Economic Development
              Authority, Resource
              Recovery, Refunding
              Revenue, Series 1998A,
              AMT, (AMBAC Insured),
              6.05% 02/01/09.........  Aaa       AAA       3,614
  12,585    Fairfax County, Virginia,
              Economic Development
              Authority, Resource
              Recovery, Revenue
              Refunding, Series
              1998A, AMT, (AMBAC
              Insured),
              5.95% 02/01/07.........  Aaa       AAA      13,247
   1,000    Fairfax County, Virginia,
              GO, Series 1998, (State
              Aid Withholding),
              4.80% 04/01/10.........  Aa1       AA+         971
   2,000    Fairfax County, Virginia,
              Public Improvement GO,
              Series 1997A,
              6.00% 06/01/04.........  Aaa       AAA       2,091
   3,135    Fairfax County, Virginia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1993,
              (AMBAC Insured),
              5.10% 11/15/04.........  Aaa       AAA       3,175
   2,000    Fairfax County, Virginia,
              Water Authority,
              Revenue, Unrefunded
              Balance, Series 1992,
              6.00% 04/01/22.........  Aa2       AA        2,046

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,000    Fairfax County, Virginia,
              Water Authority, Water
              Revenue Refunding,
              Series 1997,
              5.00% 04/01/29.........  Aa2       AA     $  1,761
   2,000    Giles County, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Facilities
              Revenue, (Hoechst
              Celanese Corporation
              Project) Series 1992,
              AMT,
              6.63% 12/01/22.........  Baa2      BBB       2,000
   5,000    Goochland County,
              Virginia, Industrial
              Development Authority,
              (Old Dominion Electric
              Cooperative Project)
              Series 1998, AMT,
              4.25% 12/01/02.........  NR        NR        4,832
   1,200    Halifax County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue Refunding,
              (Halifax Regional
              Hospital, Inc. Project)
              Series 1998,
              4.90% 09/01/10.........  NR        A         1,092
   2,500    Hampton Roads, Virginia,
              Sanitation District,
              Capital Improvement
              Revenue Refunding,
              Series 1993,
              4.50% 10/01/02.........  Aa3       AA        2,493
   5,000    Hanover County, Virginia,
              Industrial Development
              Authority, Revenue,
              (Memorial Regional
              Medical Center Project)
              Series 1995,
              (MBIA Insured),
              5.50% 08/15/25.........  Aaa       AAA       4,719
   2,105    Henrico County, Virginia,
              Industrial Development
              Authority, Revenue,
              Series 1994,
              7.50% 08/01/02.........  Aa2       AA        2,231
   3,500    Henrico County, Virginia,
              Industrial Development
              Authority, Solid Waste
              Revenue,
              (Browning-Ferris
              Project) Series 1995,
              AMT, (GTY-AGMT),
              Mandatory Put
              12/01/05 @ 100,
              5.30% 12/01/11.........  B1        BB-       3,146

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,500    Henrico County, Virginia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1992,
              6.20% 05/01/04.........  Aa2       AAA*   $  1,539
   2,420    Henrico County, Virginia,
              Water and Sewer
              Authority, Revenue
              Refunding, Series 1992,
              6.30% 05/01/05.........  Aa2       AAA*      2,489
   1,915    James City and County,
              Virginia, GO, Series
              1995, (FGIC Insured,
              State Aid Withholding),
              5.00% 12/15/08.........  Aaa       AAA       1,919
   1,000    Leesburg, Virginia, GO
              Refunding, Series 1993,
              5.50% 08/01/06.........  A1        A+        1,024
   2,000    Loudoun County, Virginia,
              Improvement GO
              Refunding, Series
              1993A, (State Aid
              Withholding),
              5.00% 10/01/02.........  Aa1       AA        2,019
   1,500    Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center
              Project) Series 1995,
              (FSA Insured),
              5.50% 06/01/08.........  Aaa       AAA       1,527
   1,000    Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center
              Project) Series 1995,
              (FSA Insured),
              5.60% 06/01/09.........  Aaa       AAA       1,021
   5,000    Loudoun County, Virginia,
              Industrial Development
              Authority, Revenue,
              (Air Force Retired
              Officers - Falcons
              Landing Project) Series
              1994A, Prerefunded
              11/01/04 @ 103,
              8.75% 11/01/24.........  Aaa       AAA       5,902
   1,000    Loudoun County, Virginia,
              Sanitation Authority,
              Water and Sewer Revenue
              Refunding, Series 1992,
              (FGIC Insured),
              5.80% 01/01/01.........  Aaa       AAA       1,012
   1,750    Loudoun County, Virginia,
              Sanitation Authority,
              Water and Sewer
              Revenue, Series 1998,
              (MBIA Insured),
              4.75% 01/01/30.........  Aaa       AAA       1,463

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,140    Lynchburg, Virginia,
              Public Improvement GO,
              Series 1997,
              5.40% 05/01/17.........  Aa3       AA     $  1,129
   1,000    Medical College of
              Virginia, Hospital
              Authority, General
              Revenue, Series 1998,
              (MBIA Insured),
              4.80% 07/01/11.........  Aaa       AAA         954
   1,000    Metropolitan Washington,
              District of Columbia,
              Airport Authority,
              Virginia General
              Airport Revenue, Series
              1992A, (MBIA Insured),
              6.50% 10/01/05.........  Aaa       AAA       1,052
   5,000    Newport News, Virginia,
              Public Improvement GO
              Refunding, Series
              1993B, (State Aid
              Withholding),
              5.20% 11/01/04.........  Aa2       AA        5,085
   1,000    Newport News, Virginia,
              Water and Sewer
              Authority, GO
              Refunding, Series
              1993B, (State Aid
              Withholding),
              5.10% 11/01/03.........  Aa2       AA        1,013
   1,020    Newport News, Virginia,
              Water and Sewer
              Authority, GO, Series
              1992A,
              5.50% 06/01/01.........  Aa2       AA        1,033
   1,095    Newport News, Virginia,
              Water and Sewer
              Authority, GO, Series
              1992A,
              5.60% 06/01/02.........  Aa2       AA        1,117
   1,000    Norfolk, Virginia,
              Capital Improvement GO
              Refunding, Series
              1992A, Prerefunded
              02/01/01 @ 102,
              5.90% 02/01/06.........  Aaa       AAA       1,033
   2,250    Norfolk, Virginia,
              Redevelopment and
              Housing Authority,
              Educational Facilities
              Revenue, (Tidewater
              Community College
              Campus Project) Series
              1995,
              5.88% 11/01/15.........  Aa1       AA        2,313
   2,000    Norfolk, Virginia, Water
              Revenue, Series 1995,
              (MBIA Insured),
              5.70% 11/01/10.........  Aaa       AAA       2,071

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,000    Portsmouth, Virginia, GO
              Refunding, Series 1993,
              5.00% 08/01/02.........  A3        AA-    $  1,007
   1,000    Portsmouth, Virginia, GO
              Refunding, Series 1993,
              5.25% 08/01/04.........  A3        AA-       1,015
   1,750    Portsmouth, Virginia,
              Public Improvement, GO,
              Series 1991,
              Prerefunded
              08/01/00 @ 102,
              6.70% 08/01/03.........  NR        AA-       1,799
   1,735    Portsmouth, Virginia,
              Public Improvement, GO,
              Series 1991,
              Prerefunded
              08/01/00 @ 102,
              6.80% 08/01/06.........  NR        AA-       1,784
   1,000    Portsmouth, Virginia,
              Public Improvement, GO,
              Series 1991,
              Prerefunded
              08/01/00 @ 102,
              6.80% 08/01/09.........  NR        AA-       1,028
   1,465    Prince William County,
              Virginia, Improvement
              GO Refunding, Series
              1992A,
              6.20% 12/01/10.........  Aa2       AA        1,513
   1,775    Prince William County,
              Virginia, Industrial
              Development Authority,
              Hospital Revenue
              Refunding, (Potomac
              Hospital Corporation
              Project) Series 1995,
              6.55% 10/01/05.........  Aaa       NR        1,861
   1,300    Prince William County,
              Virginia, Industrial
              Development Authority,
              Hospital Revenue
              Refunding, (Prince
              William Hospital
              Project) Series 1993,
              5.63% 04/01/12.........  A2        NR        1,263
   1,000    Prince William County,
              Virginia, Park
              Authority, Water and
              Sewer Systems, Revenue
              Refunding, Series 1994,
              6.30% 10/15/07.........  NR        BBB+      1,071
   3,000    Prince William County,
              Virginia, Service
              Authority, Revenue
              Refunding, Series 1993,
              (FGIC Insured),
              5.00% 07/01/21.........  Aaa       AAA       2,688
   1,000    Richmond, Virginia, GO
              Refunding, Series
              1995B,
              (FGIC Insured, State
              Aid Withholding),
              5.00% 01/15/21.........  Aaa       AAA         900

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,300    Richmond, Virginia,
              Public Improvement GO
              Refunding, Series
              1993A, (State Aid
              Withholding),
              6.50% 01/15/02.........  A1        AA     $  2,369
   1,000    Richmond, Virginia,
              Public Improvement GO,
              Series 1991A,
              Prerefunded
              01/15/01 @ 102,
              6.20% 01/15/03.........  Aaa       AA        1,035
   1,000    Richmond, Virginia,
              Public Improvement GO,
              Series 1991A,
              Prerefunded
              01/15/01 @ 102,
              6.70% 01/15/11.........  Aaa       AA        1,039
   1,430    Richmond, Virginia,
              Public Improvement GO,
              Series 1993B, (State
              Aid Withholding),
              5.50% 07/15/09.........  A1        AA        1,475
   2,855    Richmond, Virginia,
              Public Improvement,
              Refunding GO, Series
              1999A,
              (FSA Insured),
              5.00% 01/15/19.........  Aaa       AAA       2,629
   1,115    Roanoke County, Virginia,
              IDR, (Hollins College
              Project) Series 1998,
              5.20% 03/15/17.........  NR        A         1,025
   3,295    Roanoke, Virginia, Public
              Improvement GO
              Refunding, Series
              1992B, Prerefunded
              08/01/01 @ 100.5,
              6.00% 08/01/03.........  Aa3       AA        3,375
   1,100    Spotsylvania County,
              Virginia, GO Refunding,
              Series 1998,
              (FSA Insured),
              4.38% 07/15/05.........  Aaa       AAA       1,068
   1,900    Spotsylvania County,
              Virginia, GO Refunding,
              Series 1998,
              (FSA Insured),
              4.40% 07/15/06.........  Aaa       AAA       1,830
   2,000    Spotsylvania County,
              Virginia, GO Refunding,
              Series 1998,
              (FSA Insured),
              4.40% 07/15/07.........  Aaa       AAA       1,905
   1,580    Spotsylvania County,
              Virginia, Public
              Improvement GO, Series
              1992,
              5.20% 07/15/01.........  A1        A+        1,593

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,320    Spotsylvania County,
              Virginia, Public
              Improvement GO, Series
              1992, Prerefunded
              07/15/02 @ 102,
              5.88% 07/15/09.........  A1        A+     $  2,418
   2,535    Staunton, Virginia,
              Industrial Development
              Authority, Educational
              Facilities Revenue,
              (Mary Baldwin College
              Project) Series 1996,
              6.60% 11/01/14.........  NR        NR        2,575
   1,110    Suffolk, Virginia, GO
              Refunding, Series 1993,
              5.40% 08/01/04.........  Aa3       A+        1,133
   1,500    Suffolk, Virginia, GO
              Refunding, Series 1993,
              5.75% 08/01/08.........  Aa3       A+        1,548
   2,000    Upper Occoquan, Virginia,
              Sewer Authority,
              Regional Sewer Revenue,
              Series 1991,
              (MBIA Insured),
              Prerefunded
              07/01/01 @ 102,
              6.25% 07/01/05.........  Aaa       AAA       2,082
   1,700    Virginia State, Virginia
              Commonwealth
              University, Revenue
              Refunding, Series
              1994D,
              4.35% 07/01/02.........  A1        AA-       1,667
   1,000    Virginia Beach, Virginia,
              GO Refunding, Series
              1992,
              5.55% 02/01/01.........  Aa1       AA        1,012
   2,300    Virginia Beach, Virginia,
              GO Refunding, Series
              1993,
              5.40% 07/15/08.........  Aa1       AA        2,365
   1,000    Virginia Beach, Virginia,
              GO, Series 1989A,
              6.90% 10/01/00.........  Aa1       AA        1,014
   1,000    Virginia Beach, Virginia,
              GO, Series 1990A,
              6.85% 06/01/01.........  Aa1       AA        1,024
   1,000    Virginia Beach, Virginia,
              GO, Series 1990A,
              Prerefunded
              06/01/00 @ 102,
              6.95% 06/01/06.........  NR        NR        1,024
   3,060    Virginia Beach, Virginia,
              Public Improvement GO,
              Series 2000,
              5.50% 03/01/17.........  Aa1       AA        3,063
   2,805    Virginia Beach, Virginia,
              Public Improvement GO,
              Series 2000,
              5.50% 03/01/18.........  Aa1       AA        2,789

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,245    Virginia Commonwealth,
              Transportation Board,
              Transportation Revenue
              Refunding, (U.S. Route
              58 Corridor Program)
              Series 1997C,
              5.13% 05/15/19.........  Aa1       AA     $  1,162
   1,210    Virginia Port Authority,
              Port Facilities
              Revenue, Series 1997,
              AMT, (MBIA Insured),
              6.00% 07/01/07.........  Aaa       AAA       1,268
   2,465    Virginia Port Authority,
              Virginia, Commonwealth
              Port Fund Revenue,
              Series 1996, AMT,
              5.55% 07/01/12.........  Aa1       AA        2,491
   1,000    Virginia Port Authority,
              Virginia, Commonwealth
              Port Fund Revenue,
              Series 1997, AMT, (MBIA
              Insured),
              5.65% 07/01/17.........  Aaa       AAA         989
   2,655    Virginia State Housing,
              Housing Development
              Authority, Revenue,
              (Rental Housing
              Project) Series 2000B,
              AMT,
              5.88% 08/01/15(a)......  Aa1       AA+       2,665
   1,175    Virginia State, Higher
              Educational
              Institutions GO, Series
              1991A,
              6.00% 06/01/01.........  Aaa       AAA       1,196
   1,430    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              1995D-3,
              6.00% 01/01/12.........  Aa1       AA+       1,471
   1,470    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              1995D-3,
              6.00% 07/01/12.........  Aa1       AA+       1,512
   1,695    Virginia State, Housing
              Development Authority,
              Commonwealth Mortgage
              Revenue, Series
              1995D-3,
              6.10% 01/01/15.........  Aa1       AA+       1,733
   1,000    Virginia State, Housing
              Development Authority,
              Multi-Family Housing
              Revenue, Series 1998B,
              AMT,
              4.40% 11/01/03.........  Aa1       AA+         982

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,000    Virginia State, Public
              Building Authority,
              Building Revenue
              Refunding,
              (Correctional
              Facilities Project)
              Series 1992A,
              5.80% 08/01/02.........  Aa1       AA     $  2,047
   1,480    Virginia State, Public
              School Authority,
              Revenue Refunding,
              Series 1993B, (State
              Aid Withholding),
              5.10% 01/01/05.........  Aa2       AA        1,495
   1,000    Virginia State, Public
              School Authority,
              Revenue, Series 1991A,
              Prerefunded
              08/01/01 @ 102,
              6.50% 08/01/08.........  Aa2       AA        1,045
   2,195    Virginia State, Public
              School Authority,
              Revenue, Series 1993A,
              (State Aid
              Withholding),
              5.40% 01/01/08.........  Aa2       AA        2,231
   1,120    Virginia State, Resource
              Authority,
              Infrastructure Revenue,
              Series 2000A, (MBIA
              Insured),
              5.50% 05/01/22.........  Aaa       AAA       1,091
   2,970    Virginia State, Resource
              Authority, Sewer
              Systems Revenue
              Refunding,
              (Harrisonburg-
              Rockingham Project)
              Series 1998,
              5.00% 05/01/18.........  NR        AA        2,737
   1,000    Virginia State, Resource
              Authority, Sewer
              Systems Revenue,
              (Hopewell Regional
              Wastewater Facilities
              Project) Series 1995A,
              AMT,
              6.00% 10/01/15.........  NR        AA        1,024
   2,470    Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue
              Refunding, (Washington
              County Service Project)
              Series 1993,
              5.15% 10/01/07.........  NR        AA        2,485
   1,020    Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Suffolk Project)
              Series 1996A,
              5.50% 04/01/17.........  NR        AA        1,013

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 1,000    Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Sussex Service
              Authority Project)
              Series 1998,
              4.63% 10/01/18.........  NR        AA     $    868
   2,000    Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Sussex Service
              Authority Project)
              Series 1998,
              4.75% 10/01/25.........  NR        AA        1,699
   5,345    Virginia State,
              Transportation Board
              Authority,
              Transportation Contract
              Revenue, (Northern
              Virginia Transportation
              District Project)
              Series 1996A,
              5.13% 05/15/21.........  Aa1       AA        4,885
   3,150    Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue
              Refunding, (Route 28
              Project) Series 1992,
              6.00% 04/01/02.........  Aa1       AA        3,228
   3,000    Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue
              Refunding, (U.S. Route
              58 Corridor Program)
              Series 1993A,
              4.90% 05/15/03.........  Aa1       AA        3,012
   5,390    Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue
              Refunding, (U.S. Route
              58 Corridor Program)
              Series 1993A,
              5.50% 05/15/09.........  Aa1       AA        5,488
   2,105    Virginia State,
              Transportation Board
              Authority,
              Transportation Revenue,
              (U.S. Route 58 Corridor
              Development Project)
              Series 1993B,
              5.10% 05/15/05.........  Aa2       AA        2,122
   2,350    Virginia, Biotechnology
              Research Park
              Authority, Lease
              Revenue, (Biotechnology
              Two Project) Series
              1996,
              5.75% 09/01/05.........  Aa1       AA        2,448

PRINCIPAL                              MOODY'S   S&P
 AMOUNT                                   RATINGS        VALUE
  (000)                                 (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $ 2,475    Virginia, Chesapeake Bay
              Bridge and Tunnel
              Commission District,
              Revenue, Series 1995,
              (FGIC Insured),
              5.88% 07/01/10.........  Aaa       AAA    $  2,591
   2,000    Virginia, College
              Building Authority,
              Educational Facilities
              Revenue Refunding,
              (University of Richmond
              Project) Series 1992,
              5.63% 11/01/02.........  NR        AA        2,030
   2,000    Virginia, College
              Building Authority,
              Facilities Revenue,
              (Equipment Leasing
              Program) Series 1997,
              5.00% 02/01/02.........  Aa2       AA        2,013
   2,300    Virginia, College
              Building Authority,
              Virginia Educational
              Facilities Revenue,
              (Public Higher
              Education Financing
              Program) Series 1999A,
              5.38% 09/01/12.........  Aa1       AA        2,333
   5,000    Virginia, Southeastern
              Public Service
              Authority, Revenue
              Refunding, Series
              1993A,
              (MBIA Insured),
              5.10% 07/01/08.........  Aaa       AAA       5,011
     775    Washington County,
              Virginia, Industrial
              Development Authority,
              Hospital Facility
              Revenue Refunding,
              (Johnson Memorial
              Hospital Project)
              Series 1995,
              5.63% 07/01/02.........  A2        NR          783
   1,000    Washington County,
              Virginia, Industrial
              Development Authority,
              Hospital Facility
              Revenue Refunding,
              (Johnston Memorial
              Hospital Project)
              Series 1995,
              Prerefunded 07/01/05 @
              102,
              6.00% 07/01/14.........  A2        NR        1,059
                                                        --------
                                                         270,001
                                                        --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $277,997)........................    280,157
                                                        --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Intermediate Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

 SHARES                                               VALUE
  (000)                                               (000)
-------------------------------------------------------------
            INVESTMENT COMPANIES -- 1.4%
              (Cost $3,859)
   3,859    Nations Municipal Reserves#...........   $  3,859
                                                     --------
            TOTAL INVESTMENTS
              (Cost $281,856*).............   99.6%   284,016
                                                     --------
            OTHER ASSETS AND LIABILITIES
              (NET)........................    0.4%
            Cash..................................   $      1
            Receivable for investment
              securities sold.....................      2,880
            Receivable for Fund shares sold.......        564
            Interest receivable...................      4,497
            Payable for Fund shares redeemed......       (318)
            Investment advisory fee payable.......        (37)
            Administration fee payable............        (49)
            Shareholder servicing and
              distribution fees payable...........        (19)
            Distributions payable.................       (975)
            Payable for investment securities
              purchased...........................     (5,223)
            Accrued Trustees'/Directors' fees
              and expenses........................        (28)
            Accrued expenses and other
              liabilities.........................       (116)
                                                     --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)...................      1,177
                                                     --------
            NET ASSETS.....................  100.0%  $285,193
                                                     ========
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income..............................   $    138
            Accumulated net realized loss on
              investments sold....................     (2,152)
            Net unrealized appreciation of
              investments.........................      2,160
            Paid-in capital.......................    285,047
                                                     --------
            NET ASSETS............................   $285,193
                                                     ========


                                                      VALUE
-------------------------------------------------------------
            PRIMARY A SHARES:
            Net asset value, offering and
              redemption price per share
              ($228,697,804 / 21,767,522 shares
              outstanding)........................     $10.51
                                                       ======
            INVESTOR A SHARES:
            Net asset value and redemption price
              per share ($46,663,420 / 4,441,335
              shares outstanding).................     $10.51
                                                       ======
            Maximum sales charge..................      3.25%
            Maximum offering price per share......     $10.86
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($9,073,430 / 863,661 shares
              outstanding)........................     $10.51
                                                       ======
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($758,553 / 72,203 shares
              outstanding)........................     $10.51
                                                       ======

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $2,160 on investment securities was comprised of gross appreciation of $5,806 and gross depreciation of $3,646 for Federal income tax purposes. At March 31, 2000, the aggregate cost of securities for Federal income tax purposes was $281,856.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 + Zero coupon security. The rate shown reflects the yield to maturity.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when-issued" basis.

Nations Virginia Intermediate Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

   Water Revenue                                                          13.73%
   Transportation Revenue                                                 11.66%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund
  STATEMENT OF NET ASSETS                                      MARCH 31, 2000

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES
            -- 102.2%
            MISSISSIPPI -- 1.8%
 $  500     Warren County,
              Mississippi,
              Environmental
              Improvement Revenue
              Refunding,
              (International Paper
              Company Project) Series
              2000A,
              6.70% 08/01/18..........  Baa1      BBB+   $   506
                                                         -------
            VIRGINIA -- 100.4%
  1,000     Arlington County,
              Virginia, Industrial
              Development Authority,
              Facilities Revenue
              Refunding, (Lee Gardens
              Housing
              Corporation-Housing
              Mortgage - Woodbury Park
              Apartments Project)
              Series 1998A,
              5.45% 01/01/29..........  NR        A          905
  1,000     Chesapeake, Virginia,
              Water and Sewer GO,
              Series 1995A,
              5.38% 12/01/20..........  Aa3       AA         968
    500     Covington-Allegheny
              County, Virginia, IDR
              Refunding, (Westvaco
              Corporation Project)
              Series 1994,
              6.65% 09/01/18..........  A2        A-         525
  1,000     Danville, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Danville
              Regional Medical Center
              Project) Series 1998,
              (AMBAC Insured),
              5.25% 10/01/28..........  Aaa       AAA        924
    500     Fairfax County, Virginia,
              Industrial Development
              Authority, Health Care
              Revenue Refunding,
              (Inova Health Systems
              Project) Series 1996,
              5.50% 08/15/10..........  Aa2       AA         505
  1,000     Fairfax County, Virginia,
              Public Improvement GO,
              Series 1999B,
              5.50% 12/01/16..........  Aaa       AAA      1,006
  1,000     Fairfax County, Virginia,
              Water and Sewer Revenue
              Refunding, Series 1993,
              (AMBAC Insured),
              5.50% 11/15/13..........  Aaa       AAA      1,008
    500     Fairfax County, Virginia,
              Water Authority, Revenue
              Refunding, Series 1997,
              5.00% 04/01/21..........  Aa2       AA         456

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $1,000     Fairfax County, Virginia,
              Water Authority,
              Revenue, Unrefunded
              Balance, Series 1992,
              6.00% 04/01/22..........  Aa2       AA     $ 1,023
    800     Giles County, Virginia,
              Industrial Development
              Authority, Exempt
              Facilities Revenue,
              (Hoechst Celanese
              Corporation Project)
              Series 1995, AMT,
              5.95% 12/01/25..........  Baa2      BBB        713
  1,000     Giles County, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Facilities
              Revenue, (Hoechst
              Celanese Corporation
              Project) Series 1992,
              AMT,
              6.63% 12/01/22..........  Baa2      BBB      1,000
    400     Halifax County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue Refunding,
              (Halifax Regional
              Hospital, Inc. Project)
              Series 1998,
              5.25% 09/01/17..........  NR        A          350
    500     Hanover County, Virginia,
              Industrial Development
              Authority, Revenue, (Bon
              Secours Health Systems
              Project) Series 1995,
              (MBIA Insured),
              5.50% 08/15/25..........  Aaa       AAA        472
    500     Henrico County, Virginia,
              Industrial Development
              Authority, Public
              Facilities Lease
              Revenue, Series 1994,
              7.00% 08/01/13..........  Aa2       AA         556
    500     Henry County, Virginia,
              GO, Series 1994,
              5.75% 07/15/07..........  A         A          519
    700     James City and County,
              Virginia, GO, Series
              1995, (FGIC Insured,
              State Aid Withholding),
              5.25% 12/15/14..........  Aaa       AAA        695
    765     Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center Project)
              Series 1995, (FSA
              Insured),
              5.60% 06/01/09..........  Aaa       AAA        781

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $  500     Loudoun County, Virginia,
              Industrial Development
              Authority, Hospital
              Revenue, (Loudoun
              Hospital Center Project)
              Series 1995, (FSA
              Insured),
              5.80% 06/01/20..........  Aaa       AAA    $   498
    500     Peninsula Ports Authority,
              Virginia, Health Care
              Facilities Revenue
              Refunding, (Riverside
              Health System Project)
              Series 1992A,
              Prerefunded 07/01/02 @
              102,
              6.63% 07/01/18..........  Aa2       AA-        529
    500     Pittsylvania County,
              Virginia, Public
              Improvement GO, Series
              1994,
              5.85% 07/01/08..........  A3        A          527
  1,000     Prince William County,
              Virginia, Industrial
              Development Authority,
              Lease Revenue, (ATCC
              Project) Series 1996,
              6.00% 02/01/14..........  A2        NR         999
    500     Prince William County,
              Virginia, Park
              Authority, Revenue,
              Series 1994, Prerefunded
              10/15/04 @ 102,
              6.88% 10/15/16..........  NR        BBB+       547
    500     Richmond, Virginia, GO
              Refunding, Series 1995B,
              (FGIC Insured, State Aid
              Withholding),
              5.00% 01/15/21..........  Aaa       AAA        450
    800     Richmond, Virginia,
              Metropolitan Expressway
              Authority, Revenue
              Refunding, Series 1992B,
              (FGIC Insured),
              6.25% 07/15/22..........   Aaa      AAA        816
  1,390     Rivanna, Virginia, Water
              and Sewer Authority,
              Regional Water and Sewer
              Systems, Revenue
              Refunding, Series 1991,
              6.45% 10/01/12..........  Aa3       A+       1,449
  1,000     Staunton, Virginia,
              Industrial Development
              Authority, Educational
              Facilities Revenue,
              (Mary Baldwin College
              Project) Series 1996,
              6.60% 11/01/14..........  NR        NR       1,016

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $  500     Upper Occoquan, Virginia,
              Sewer Authority,
              Regional Sewer Revenue,
              Series 1995A, (MBIA
              Insured),
              5.00% 07/01/25..........  Aaa       AAA    $   441
    500     Virginia Beach, Virginia,
              Public Improvement GO
              Refunding, Series 1994,
              (State Aid Withholding),
              5.75% 11/01/08..........  Aa1       AA         521
  1,000     Virginia Beach, Virginia,
              Public Improvement GO,
              Series 2000,
              5.50% 03/01/18..........  Aa1       AA         995
  1,000     Virginia Commonwealth,
              Transportation Board,
              Transportation Program
              Revenue, (Oak Grove
              Connector Project)
              Series 1997A,
              5.25% 05/15/22..........  Aa1       AA         940
  1,000     Virginia State, Housing
              Development Authority,
              Revenue, (Rental Housing
              Project) Series 2000B,
              AMT,
              5.75% 08/01/13(a).......  Aa1       AA+      1,004
    640     Virginia State, Public
              School Authority,
              Revenue, Series 1994A,
              (State Aid Withholding),
              6.13% 08/01/11..........  Aa2       AA         672
  1,070     Virginia State,
              Residential Authority,
              Infrastructure Revenue,
              Series 2000A, (MBIA
              Insured),
              5.50% 05/01/21..........  Aaa       AAA      1,045
    820     Virginia State, Resource
              Authority, Sewer Systems
              Revenue Refunding,
              (Harrisonburg-Rockingham
              Project) Series 1998,
              4.70% 05/01/11..........  NR        AA         774
    750     Virginia State, Resource
              Authority, Sewer Systems
              Revenue, (Hopewell
              Regional Wastewater
              Facilities Project)
              Series 1995A, AMT,
              6.00% 10/01/15..........  NR        AA         768
    500     Virginia State, Resource
              Authority, Water and
              Sewer Systems Revenue,
              (Fauquier County Water
              and Sanitation Project)
              Series 1994C,
              6.13% 05/01/14..........  NR        AA         520

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Virginia Municipal Bond Fund
  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

PRINCIPAL                               MOODY'S   S&P
 AMOUNT                                    RATINGS        VALUE
  (000)                                  (UNAUDITED)      (000)
----------------------------------------------------------------
            VIRGINIA -- (CONTINUED)
 $  800     West Point, Virginia,
              Industrial Development
              Authority, Solid Waste
              Disposal Revenue,
              (Chesapeake Corporation
              Project) Series 1994A,
              AMT,
              6.38% 03/01/19..........  Baa3      BB-    $   756
                                                         -------
                                                          27,673
                                                         -------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $27,998)..........................    28,179
                                                         -------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 0.3%
            (Cost $93)
     93     Nations Municipal Reserves#.............        93
                                                       -------
            TOTAL INVESTMENTS
              (Cost $28,091*)................  102.5%   28,272
                                                       -------
            OTHER ASSETS AND LIABILITIES
              (NET)..........................   (2.5)%
            Receivable for Fund shares sold.........   $    26
            Interest receivable.....................       485
            Receivable from investment advisor......        24
            Payable for Fund shares redeemed........       (35)
            Administration fee payable..............        (5)
            Shareholder servicing and
              distribution fees payable.............        (9)
            Distributions payable...................      (110)
            Payable for investment securities
              purchased.............................      (995)
            Accrued Trustees'/Directors' fees
              and expenses..........................       (18)
            Accrued expenses and other
              liabilities...........................       (56)
                                                       -------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET).................................      (693)
                                                       -------
            NET ASSETS.......................  100.0%  $27,579
                                                       =======

                                                        VALUE
                                                        (000)
--------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment income.....   $    69
            Accumulated net realized loss on
              investments sold......................      (711)
            Net unrealized appreciation of
              investments...........................       181
            Paid-in capital.........................    28,040
                                                       -------
            NET ASSETS..............................   $27,579
                                                       =======
            PRIMARY A SHARES:
            Net asset value, offering and redemption
              price per share
              ($16,377,891 / 1,732,833 shares
              outstanding)..........................     $9.45
                                                         =====
            INVESTOR A SHARES:
            Net asset value and redemption price per
              share ($590,110 / 62,481 shares
              outstanding)..........................     $9.44
                                                         =====
            Maximum sales charge....................     4.75%
            Maximum offering price per share........     $9.91
            INVESTOR B SHARES:
            Net asset value and offering price per
              share** ($10,608,180 / 1,122,419
              shares outstanding)...................     $9.45
                                                         =====
            INVESTOR C SHARES:
            Net asset value and offering price per
              share** ($2,842 / 301 shares
              outstanding)..........................     $9.45
                                                         =====

---------------

 * Federal Income Tax Information: Net unrealized appreciation of $181 on investment securities was comprised of gross appreciation of $658 and gross depreciation of $477 for Federal income tax purposes. At March 31, 2000, the aggregate cost of securities for Federal income tax purposes was $28,091.

 ** The redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

 # Money market mutual fund registered under the Investment Company Act of 1940, as amended, and sub-advised by Banc of America Capital Management, Inc.

(a) Security purchased on a "when-issued" basis.

Nations Virginia Municipal Bond Fund had the following industry concentration greater than 10% at March 31, 2000 (as a percentage of net assets):

   Industrial Development Revenue/
     Pollution Control Revenue                                            12.38%
   Hospital Revenue                                                       12.48%
   Water Revenue                                                          26.48%

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     [This page intentionally left blank.]

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENT OF NET ASSETS (CONTINUED)                          MARCH 31, 2000

ABBREVIATIONS:

AMBAC            American Municipal Bond Assurance
                   Corporation
AMBAC-TCRS       American Municipal Bond Assurance
                   Corporation -- Transferable Custodial
                   Receipts
AMT              Alternative Minimum Tax
CONNIE LEE       College Construction Loan Insurance
                   Association
FGIC             Financial Guaranty Insurance Company
FGIC-TCRS        Financial Guaranty Insurance Company --
                   Transferable Custodial Receipts
FHLMC COLL       Federal Home Loan Mortgage Corporation
                   collateral
FHA              Federal Housing Authority
FHA COLL         Federal Housing Authority collateral
FNMA COLL        Federal National Mortgage Association
                   collateral
FSA              Financial Security Assurance
GO               General Obligation
GNMA COLL        Government National Mortgage Association
                   collateral
GTY-AGMT         Guarantee Agreement
GTD STD LNS      Guaranteed Student Loans
IDR              Industrial Development Revenue
MBIA             Municipal Bond Insurance Association
MBIA-IBC         Municipal Bond Insurance
                   Association -- Insured Bond Certificate
NR               Not Rated
PCR              Pollution Control Revenue
PSF-GTD          Permanent School Fund Guarantee
SCSDE            South Carolina School District Enhancement
SCH BD GTY       School Bond Guarantee
VA COLL          Veterans Administration collateral
VA               Veterans Administration

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS
For the period ended March 31, 2000

                                                                  SHORT-TERM        INTERMEDIATE
                                                                  MUNICIPAL          MUNICIPAL          MUNICIPAL
                                                                    INCOME              BOND              INCOME
                                                                ------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................    $        5,391     $       46,682     $       35,645
                                                                --------------     --------------     --------------
EXPENSES:
Investment advisory fee.....................................               384              3,674              3,273
Administration fee..........................................               245              1,839              1,318
Transfer agent fees.........................................                51                376                280
Custodian fees..............................................                10                 58                 46
Legal and audit fees........................................                94                 85                 88
Trustees' fees and expenses.................................                19                 19                 19
Interest expense............................................                 5                  2                  5
Registration and filing fees................................                36                 30                 36
Printing....................................................                34                 60                 57
Other.......................................................                35                120                107
                                                                --------------     --------------     --------------
    Subtotal................................................               913              6,263              5,229
Shareholder servicing and distribution fees:
  Investor A Shares.........................................                75                 49                 89
  Investor B Shares.........................................                94                 29                113
  Investor C Shares.........................................                22                 15                 19
                                                                --------------     --------------     --------------
    Total expenses..........................................             1,104              6,356              5,450
Fees waived and/or expenses reimbursed by investment
  advisor, administrator, and/or distributor................              (485)            (1,817)            (1,417)
                                                                --------------     --------------     --------------
    Net expenses............................................               619              4,539              4,033
                                                                --------------     --------------     --------------
NET INVESTMENT INCOME.......................................             4,772             42,143             31,612
                                                                --------------     --------------     --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................               (95)            (2,370)            (5,891)
Net change in unrealized appreciation/(depreciation) of
  investments...............................................            (1,712)           (43,336)           (40,480)
                                                                --------------     --------------     --------------
Net realized and unrealized gain/(loss) on investments......            (1,807)           (45,706)           (46,371)
                                                                --------------     --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $        2,965     $       (3,563)    $      (14,759)
                                                                ==============     ==============     ==============

---------------

 * Amount represents less than $500.

(a) Represents financial information for the Pacific Horizon California Municipal Bond Fund, which was reorganized into California Municipal Bond on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

       CALIFORNIA MUNICIPAL BOND
    -------------------------------
   FOR THE PERIOD    FOR THE PERIOD      FLORIDA                           GEORGIA                           MARYLAND
  MAY 15, 1999 TO    MARCH 1, 1999     INTERMEDIATE       FLORIDA        INTERMEDIATE       GEORGIA        INTERMEDIATE
      MARCH 31,        TO MAY 14,       MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL
         2000           1999(a)            BOND             BOND             BOND             BOND             BOND
------------------------------------------------------------------------------------------------------------------------
    $        9,462   $        2,368   $       12,513   $        8,249   $        7,789   $        1,265   $       10,285
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               842              133              977              759              621              122              825
               372               89              488              305              310               49              414
                27               38              102               59               65               11               87
                 3               23               17               11               11                3               14
                52                2               94               88               96               94               94
                19                1               19               19               19               19               19
                 1               --                3                1                4               --               --
                --                1               --               --               --               --                3
                30               --               36               38               34               29               38
                 3               30               25               --               18               --               22
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             1,349              317            1,761            1,280            1,178              327            1,516
               359              110               30              142               41                5               42
                29                5               48              137               76              110               60
                 2               --               11               --*               9               --*               4
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             1,739              432            1,850            1,559            1,304              442            1,622
              (381)             (14)            (582)            (413)            (432)            (193)            (524)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             1,358              418            1,268            1,146              872              249            1,098
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             8,104            1,950           11,245            7,103            6,917            1,016            9,187
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
              (597)           1,093           (1,029)             376           (1,090)            (740)          (1,697)
            (8,917)          (3,924)          (9,513)          (7,575)          (6,288)            (648)          (7,384)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
            (9,514)          (2,831)         (10,542)          (7,199)          (7,378)          (1,388)          (9,081)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $       (1,410)  $         (881)  $          703   $          (96)  $         (461)  $         (372)  $          106
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

        MARYLAND
       MUNICIPAL
          BOND
------------------------------------------------
     $        1,789
     --------------
                183
                 74
                 17
                  4
                106
                 19
                 --
                  3
                 32
                 --
     --------------
                438
                  4
                162
                  2
     --------------
                606
               (233)
     --------------
                373
     --------------
              1,416
     --------------
               (706)
               (963)
     --------------
             (1,669)
     --------------
     $         (253)
     ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS  (CONTINUED)
For the period ended March 31, 2000

                                                                NORTH CAROLINA                       SOUTH CAROLINA
                                                                 INTERMEDIATE      NORTH CAROLINA     INTERMEDIATE
                                                                  MUNICIPAL          MUNICIPAL         MUNICIPAL
                                                                     BOND               BOND              BOND
                                                                  -----------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................    $       10,298     $        2,217    $       13,683
                                                                --------------     --------------    --------------
EXPENSES:
Investment advisory fee.....................................               823                213             1,051
Administration fee..........................................               412                 86               526
Transfer agent fees.........................................                86                 18               106
Custodian fees..............................................                15                  4                18
Legal and audit fees........................................                96                 98                92
Trustees' fees and expenses.................................                19                 19                19
Interest expense............................................                 4                  2                 2
Registration and filing fees................................                --                  1                 1
Printing....................................................                37                 31                37
Other.......................................................                26                 --                33
                                                                --------------     --------------    --------------
    Subtotal................................................             1,518                472             1,885
Shareholder servicing and distribution fees:
  Investor A Shares.........................................                24                  3                48
  Investor B Shares.........................................                59                228                83
  Investor C Shares.........................................                 1                 --*               31
                                                                --------------     --------------    --------------
    Total expenses..........................................             1,602                703             2,047
Fees waived and/or expenses reimbursed by investment
  advisor, administrator, and/or distributor................              (524)              (236)             (622)
                                                                --------------     --------------    --------------
    Net expenses............................................             1,078                467             1,425
                                                                --------------     --------------    --------------
NET INVESTMENT INCOME.......................................             9,220              1,750            12,258
                                                                --------------     --------------    --------------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.....................              (948)              (723)              101
Net change in unrealized appreciation/(depreciation) of
  investments...............................................            (8,403)            (1,801)          (12,805)
                                                                --------------     --------------    --------------
Net realized and unrealized gain/(loss) on investments......            (9,351)            (2,524)          (12,704)
                                                                --------------     --------------    --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $         (131)    $         (774)   $         (446)
                                                                ==============     ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                       TENNESSEE                           TEXAS                            VIRGINIA
    SOUTH CAROLINA    INTERMEDIATE      TENNESSEE       INTERMEDIATE        TEXAS         INTERMEDIATE       VIRGINIA
      MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL        MUNICIPAL
         BOND             BOND             BOND             BOND             BOND             BOND             BOND
------------------------------------------------------------------------------------------------------------------------
    $        1,669   $        2,660   $          578   $       19,723   $          833   $       14,746   $        1,501
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               158              215               55            1,529               77            1,181              141
                65              108               22              764               31              593               57
                17               23                5              157                7              119               16
                 3                5                2               26                2               20                3
               105               89               95               90              100               93              101
                19               19               19               19               19               19               19
                 1               --*              --                5               --*              --*              --
                 1                2                3               --               --*              --               --*
                29               29               27               39               27               39               33
                --               --               --               24               --               30               --
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               398              490              228            2,653              263            2,094              370
                 3               21                2               16                1              125                2
                99               27               43               21               63               95              121
                 1               --*               1               --*               1                9               --*
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               501              538              274            2,690              328            2,323              493
              (218)            (233)            (166)            (800)            (176)            (679)            (213)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
               283              305              108            1,890              152            1,644              280
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
             1,386            2,355              470           17,833              681           13,102            1,221
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
              (567)            (368)             (63)          (3,353)            (244)          (2,152)            (171)
              (927)          (2,446)            (607)         (14,956)            (636)         (10,427)          (1,345)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
            (1,494)          (2,814)            (670)         (18,309)            (880)         (12,579)          (1,516)
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $         (108)  $         (459)  $         (200)  $         (476)  $         (199)  $          523   $         (295)
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                    SHORT-TERM                          INTERMEDIATE
                                                                 MUNICIPAL INCOME                      MUNICIPAL BOND
                                                          -------------------------------      ------------------------------
                                                           YEAR ENDED         YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            3/31/00            3/31/99           3/31/00           3/31/99
                                                           ----------------------------------------------------------------
(IN THOUSANDS)
Net investment income................................    $        4,772     $        4,730    $       42,143    $       41,590
Net realized gain/(loss) on investments..............               (95)               278            (2,370)            5,314
Net change in unrealized appreciation/(depreciation)
  of investments.....................................            (1,712)               286           (43,336)              406
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................             2,965              5,294            (3,563)           47,310
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................            (3,188)            (2,942)          (41,086)          (40,911)
  Investor A Shares..................................            (1,171)            (1,154)             (888)             (525)
  Investor B Shares..................................              (343)              (509)             (111)              (86)
  Investor C Shares..................................               (71)              (125)              (59)              (67)
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................                --                 --            (1,405)           (5,775)
  Investor A Shares..................................                --                 --               (27)              (69)
  Investor B Shares..................................                --                 --                (5)              (15)
  Investor C Shares..................................                --                 --                (3)              (10)
Net increase/(decrease) in net assets from Fund share
  transactions.......................................            (4,060)            21,296           (18,416)           61,477
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................            (5,868)            21,860           (65,563)           61,329
NET ASSETS:
Beginning of period..................................           131,321            109,461           938,583           877,254
                                                         --------------     --------------    --------------    --------------
End of period........................................    $      125,453     $      131,321    $      873,020    $      938,583
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $           39     $           39    $          792    $          752
                                                         ==============     ==============    ==============    ==============

---------------

 * Amount represents less than $500.

(a) Represents financial information for the Pacific Horizon California Municipal Bond Fund, which was reorganized into California Municipal Bond on May 21, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                         CALIFORNIA                           FLORIDA INTERMEDIATE
           MUNICIPAL INCOME                            MUNICIPAL BOND                            MUNICIPAL BOND
                                      ------------------------------------------------   -------------------------------
 ---------------------------------
      YEAR ENDED       YEAR ENDED      PERIOD ENDED     PERIOD ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED
       3/31/00          3/31/99          3/31/00         5/14/99(a)       2/28/99(a)        3/31/00          3/31/99
------------------------------------------------------------------------------------------------------------------------
    $       31,612   $       29,528   $        8,104   $        1,950   $       10,113   $       11,245   $       10,814
            (5,891)           2,167             (597)           1,093            2,447           (1,029)             292
           (40,480)             970           (8,917)          (3,924)           1,310           (9,513)              29
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
           (14,759)          32,665           (1,410)            (881)          13,870              703           11,135
           (29,366)         (27,799)            (928)              --               --          (10,463)         (10,023)
            (1,715)          (1,064)          (7,051)          (1,930)         (10,081)            (553)            (578)
              (460)            (578)            (119)             (20)             (32)            (186)            (167)
               (75)             (84)              (6)              --               --              (42)             (46)
              (710)          (2,148)             (47)              --               --               --               --
               (29)             (95)            (486)              --           (4,299)              --               --
               (15)             (61)             (10)              --              (26)              --               --
                (2)              (9)              (1)              --               --               --               --
           (34,283)         185,849          (14,809)          (9,699)           7,770          (21,123)          38,788
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
           (81,414)         186,676          (24,867)         (12,530)           7,202          (31,664)          39,109
           680,214          493,538          208,657          221,187          213,985          253,819          214,710
    --------------   --------------   --------------   --------------   --------------   --------------   --------------
    $      598,800   $      680,214   $      183,790   $      208,657   $      221,187   $      222,155   $      253,819
    ==============   ==============   ==============   ==============   ==============   ==============   ==============
    $          931   $          602   $          313   $          292   $          292   $           13   $           --
    ==============   ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      FLORIDA                       GEORGIA INTERMEDIATE
                                                                  MUNICIPAL BOND                       MUNICIPAL BOND
                                                          -------------------------------      ------------------------------
                                                           YEAR ENDED         YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            3/31/00            3/31/99           3/31/00           3/31/99
                                                           ----------------------------------------------------------------
(IN THOUSANDS)
Net investment income................................    $        7,103     $        6,878    $        6,917    $        6,921
Net realized gain/(loss) on investments..............               376                891            (1,090)              667
Net change in unrealized appreciation/(depreciation)
  of investments.....................................            (7,575)              (346)           (6,288)              119
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................               (96)             7,423              (461)            7,707
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................            (3,838)            (3,320)           (5,865)           (5,859)
  Investor A Shares..................................            (2,706)            (2,901)             (736)             (740)
  Investor B Shares..................................              (557)              (658)             (286)             (289)
  Investor C Shares..................................                (1)                --               (31)              (33)
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................                --                 --              (166)             (496)
  Investor A Shares..................................                --                 --               (20)              (77)
  Investor B Shares..................................                --                 --               (10)              (30)
  Investor C Shares..................................                --                 --                (1)               (4)
Net increase/(decrease) in net assets from Fund share
  transactions.......................................            (9,231)           111,028           (10,542)           17,195
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................           (16,429)           111,572           (18,118)           17,374
NET ASSETS:
Beginning of period..................................           158,028             46,456           160,886           143,512
                                                         --------------     --------------    --------------    --------------
End of period........................................    $      141,599     $      158,028    $      142,768    $      160,886
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $          139     $           99    $           96    $           11
                                                         ==============     ==============    ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                GEORGIA                    MARYLAND INTERMEDIATE                   MARYLAND
            MUNICIPAL BOND                    MUNICIPAL BOND                    MUNICIPAL BOND
    -------------------------------   -------------------------------   -------------------------------
      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
       3/31/00          3/31/99          3/31/00          3/31/99          3/31/00          3/31/99
-------------------------------------------------------------------------------------------------------
    $        1,016   $          874   $        9,187   $        8,126   $        1,416   $        1,167
              (740)              52           (1,697)           1,039             (706)              60
              (648)             160           (7,384)             (51)            (963)              66
    --------------   --------------   --------------   --------------   --------------   --------------
              (372)           1,086              106            9,114             (253)           1,293
              (503)            (418)          (8,207)          (7,192)            (774)            (619)
               (97)             (64)            (738)            (703)             (74)             (77)
              (414)            (393)            (224)            (210)            (562)            (470)
                --*              --*             (17)             (22)              (6)              (1)
                --               --              (83)              --               (9)              (2)
                --               --               (8)              --               (1)              --*
                --               --               (3)              --               (8)              (1)
                --               --               (1)              --               --*              --
             2,967            4,770           (6,228)         100,167            2,392           12,763
    --------------   --------------   --------------   --------------   --------------   --------------
             1,581            4,981          (15,403)         101,154              705           12,886
            23,681           18,700          207,072          105,918           34,911           22,025
    --------------   --------------   --------------   --------------   --------------   --------------
    $       25,262   $       23,681   $      191,669   $      207,072   $       35,616   $       34,911
    ==============   ==============   ==============   ==============   ==============   ==============
    $           49   $            7   $            0   $            1   $           13   $            7
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                            NORTH CAROLINA INTERMEDIATE                NORTH CAROLINA
                                                                  MUNICIPAL BOND                       MUNICIPAL BOND
                                                         ---------------------------------    --------------------------------
                                                           YEAR ENDED         YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            3/31/00            3/31/99           3/31/00           3/31/99
                                                         ---------------------------------------------------------------------
(IN THOUSANDS)
Net investment income................................    $        9,220     $        9,107    $        1,750    $        1,501
Net realized gain/(loss) on investments..............              (948)               609              (723)               53
Net change in unrealized appreciation/(depreciation)
  of investments.....................................            (8,403)                84            (1,801)              149
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................              (131)             9,800              (774)            1,703
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................            (8,560)            (8,419)             (829)             (497)
  Investor A Shares..................................              (434)              (423)              (52)              (63)
  Investor B Shares..................................              (222)              (259)             (868)             (944)
  Investor C Shares..................................                (3)                (6)               (1)               --*
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................              (288)              (474)               --                --
  Investor A Shares..................................               (15)               (25)               --                --
  Investor B Shares..................................               (10)               (18)               --                --
  Investor C Shares..................................                --*                --*               --                --
Net increase/(decrease) in net assets from Fund share
  transactions.......................................            (9,980)            14,118               120             9,529
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................           (19,643)            14,294            (2,404)            9,728
NET ASSETS:
Beginning of period..................................           210,277            195,983            41,980            32,252
                                                         --------------     --------------    --------------    --------------
End of period........................................    $      190,634     $      210,277    $       39,576    $       41,980
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $          291     $           81    $           21    $           21
                                                         ==============     ==============    ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

      SOUTH CAROLINA INTERMEDIATE             SOUTH CAROLINA                TENNESSEE INTERMEDIATE
            MUNICIPAL BOND                    MUNICIPAL BOND                    MUNICIPAL BOND
    -------------------------------   -------------------------------   -------------------------------
      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
       3/31/00          3/31/99          3/31/00          3/31/99          3/31/00          3/31/99
-------------------------------------------------------------------------------------------------------
    $       12,258   $       12,740   $        1,386   $          974   $        2,355   $        2,286
               101            1,038             (567)              28             (368)             235
           (12,805)            (235)            (927)              45           (2,446)              35
    --------------   --------------   --------------   --------------   --------------   --------------
              (446)          13,543             (108)           1,047             (459)           2,556
           (10,924)         (11,626)            (957)            (518)          (1,877)          (1,811)
              (886)            (755)             (50)             (49)            (375)            (371)
              (329)            (288)            (377)            (405)            (102)            (104)
              (118)             (72)              (3)              (2)              (1)              --
              (331)            (857)              --               --              (40)              --
               (27)             (59)              --               --               (8)              --
               (12)             (25)              --               --               (3)              --
                (4)              (6)              --               --               --*              --
           (24,176)          (6,838)          15,365            3,368           (4,911)           4,759
    --------------   --------------   --------------   --------------   --------------   --------------
           (37,253)          (6,983)          13,870            3,441           (7,776)           5,029
           269,568          276,551           24,835           21,394           55,108           50,079
    --------------   --------------   --------------   --------------   --------------   --------------
    $      232,315   $      269,568   $       38,705   $       24,835   $       47,332   $       55,108
    ==============   ==============   ==============   ==============   ==============   ==============
    $          213   $           25   $           14   $           11   $            3   $            4
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                     TENNESSEE                       TEXAS INTERMEDIATE
                                                                  MUNICIPAL BOND                       MUNICIPAL BOND
                                                         ---------------------------------    --------------------------------
                                                           YEAR ENDED         YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            3/31/00            3/31/99           3/31/00           3/31/99
                                                         ---------------------------------------------------------------------
(IN THOUSANDS)
Net investment income................................    $          470     $          459    $       17,833    $       18,330
Net realized gain/(loss) on investments..............               (63)               132            (3,353)            1,846
Net change in unrealized appreciation/(depreciation)
  of investments.....................................              (607)               (50)          (14,956)             (900)
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets resulting from
  operations.........................................              (200)               541              (476)           19,276
Distributions to shareholders from net investment
  income:
  Primary A Shares...................................              (262)              (243)          (17,447)          (18,065)
  Investor A Shares..................................               (37)               (36)             (304)             (175)
  Investor B Shares..................................              (168)              (177)              (82)              (82)
  Investor C Shares..................................                (4)                (2)               --*               (7)
Distributions to shareholders from net realized gains
  on investments:
  Primary A Shares...................................                --                 --               (71)           (1,579)
  Investor A Shares..................................                --                 --                (1)              (16)
  Investor B Shares..................................                --                 --                (1)               (9)
  Investor C Shares..................................                --                 --                --*               --*
Net increase/(decrease) in net assets from Fund share
  transactions.......................................               254                 (8)          (47,692)           10,224
                                                         --------------     --------------    --------------    --------------
Net increase/(decrease) in net assets................              (417)                75           (66,074)            9,567
NET ASSETS:
Beginning of period..................................            11,032             10,957           400,480           390,913
                                                         --------------     --------------    --------------    --------------
End of period........................................    $       10,615     $       11,032    $      334,406    $      400,480
                                                         ==============     ==============    ==============    ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of
  period.............................................    $           22     $           23    $          238    $           53
                                                         ==============     ==============    ==============    ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                 TEXAS                     VIRGINIA INTERMEDIATE                   VIRGINIA
            MUNICIPAL BOND                    MUNICIPAL BOND                    MUNICIPAL BOND
    -------------------------------   -------------------------------   -------------------------------
      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
       3/31/00          3/31/99          3/31/00          3/31/99          3/31/00          3/31/99
-------------------------------------------------------------------------------------------------------
    $          681   $          720   $       13,102   $       11,920   $        1,221   $        1,160
              (244)             339           (2,152)             279             (171)             138
              (636)            (219)         (10,427)             784           (1,345)             (23)
    --------------   --------------   --------------   --------------   --------------   --------------
              (199)             840              523           12,983             (295)           1,275
              (411)            (402)         (10,494)          (9,050)            (710)            (599)
               (17)             (21)          (2,216)          (2,450)             (36)             (50)
              (251)            (294)            (357)            (377)            (475)            (511)
                (3)              (3)             (31)             (43)              --*              --*
                --               --              (22)              --               --               --
                --               --               (5)              --               --               --
                --               --               (1)              --               --               --
                --               --               --*              --               --               --
            (1,971)            (333)           2,368           57,724            1,636            2,011
    --------------   --------------   --------------   --------------   --------------   --------------
            (2,852)            (213)         (10,235)          58,787              120            2,126
            16,706           16,919          295,428          236,641           27,459           25,333
    --------------   --------------   --------------   --------------   --------------   --------------
    $       13,854   $       16,706   $      285,193   $      295,428   $       27,579   $       27,459
    ==============   ==============   ==============   ==============   ==============   ==============
    $           47   $           31   $          139   $          146   $           69   $            7
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY

                                                                     SHORT-TERM MUNICIPAL INCOME
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2000          MARCH 31, 1999
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   6,609    $ 65,869       4,720    $ 47,562
  Issued as reinvestment of dividends.......................       2          27           9          90
  Redeemed..................................................  (4,936)    (49,439)     (3,946)    (39,739)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   1,675    $ 16,457         783    $  7,913
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................   2,439    $ 24,297       4,979    $ 50,187
  Issued as reinvestment of dividends.......................      70         804          92         931
  Redeemed..................................................  (3,799)    (37,957)     (3,872)    (39,023)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,290)   $(12,856)      1,199    $ 12,095
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................       2    $     --         419    $  4,222
  Issued as reinvestment of dividends.......................      27         284          42         426
  Redeemed..................................................    (701)     (7,019)       (451)     (4,539)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (672)   $ (6,735)         10    $    109
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      55    $    541         511    $  5,138
  Issued as reinvestment of dividends.......................       6          68          11         115
  Redeemed..................................................    (154)     (1,535)       (405)     (4,074)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (93)   $   (926)        117    $  1,179
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (380)   $ (4,060)      2,109    $ 21,296
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                       INTERMEDIATE MUNICIPAL BOND
                                                                   YEAR ENDED                YEAR ENDED
                                                                 MARCH 31, 2000            MARCH 31, 1999
                                                              --------------------      --------------------
                                                              SHARES      DOLLARS       SHARES      DOLLARS
                                                              ----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   23,175    $ 228,548       18,458    $ 190,928
  Issued as reinvestment of dividends.......................       91          973          121        1,162
  Redeemed..................................................  (25,494)    (252,077)     (13,596)    (140,738)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................   (2,228)   $ (22,556)       4,983    $  51,352
                                                              =======    =========      =======    =========
INVESTOR A SHARES:
  Sold......................................................    2,325    $  23,295        1,515    $  15,629
  Issued as reinvestment of dividends.......................       37          400           32          338
  Redeemed..................................................   (1,907)     (19,018)        (609)      (6,296)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      455    $   4,677          938    $   9,671
                                                              =======    =========      =======    =========
INVESTOR B SHARES:
  Sold......................................................       82    $     820           54    $     560
  Issued as reinvestment of dividends.......................        6           68            6           59
  Redeemed..................................................      (57)        (558)          (8)         (84)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................       31    $     330           52    $     535
                                                              =======    =========      =======    =========
INVESTOR C SHARES:
  Sold......................................................       65    $     664           68    $     704
  Issued as reinvestment of dividends.......................        5           59            7           71
  Redeemed..................................................     (162)      (1,590)         (83)        (856)
                                                              -------    ---------      -------    ---------
  Net increase/(decrease)...................................      (92)   $    (867)          (8)   $     (81)
                                                              =======    =========      =======    =========
  Total net increase/(decrease).............................   (1,834)   $ (18,416)       5,965    $  61,477
                                                              =======    =========      =======    =========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                            MUNICIPAL INCOME
                                                                   YEAR ENDED               YEAR ENDED
                                                                 MARCH 31, 2000           MARCH 31, 1999
                                                              --------------------      ------------------
                                                              SHARES      DOLLARS       SHARES    DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   10,052    $ 109,003      11,061    $127,340
  Issued in exchange for assets of NationsBank Common Trust
    Municipal Bond Fund (Note 8)............................       --           --      11,784     135,044
  Issued as reinvestment of dividends.......................       35          410          43         488
  Redeemed..................................................  (13,758)    (148,807)     (7,333)    (84,501)
                                                              -------    ---------      ------    --------
  Net increase/(decrease)...................................   (3,671)   $ (39,394)     15,555    $178,371
                                                              =======    =========      ======    ========
INVESTOR A SHARES:
  Sold......................................................    5,826    $  63,453       4,937    $ 56,960
  Issued in exchange for A Shares of Pacific Horizon
    National Bond Fund (Note 8).............................    1,684       19,123          --          --
  Issued as reinvestment of dividends.......................       98        1,136          48         556
  Redeemed..................................................   (6,738)     (73,931)     (4,168)    (48,138)
                                                              -------    ---------      ------    --------
  Net increase/(decrease)...................................      870    $   9,781         817    $  9,378
                                                              =======    =========      ======    ========
INVESTOR B SHARES:
  Sold......................................................       75    $     820         135    $  1,553
  Issued as reinvestment of dividends.......................       24          278          27         307
  Redeemed..................................................     (479)      (5,194)       (301)     (3,462)
                                                              -------    ---------      ------    --------
  Net increase/(decrease)...................................     (380)   $  (4,096)       (139)   $ (1,602)
                                                              =======    =========      ======    ========
INVESTOR C SHARES:
  Sold......................................................       41    $     453          55    $    637
  Issued as reinvestment of dividends.......................        6           70           7          77
  Redeemed..................................................     (101)      (1,097)        (88)     (1,012)
                                                              -------    ---------      ------    --------
  Net increase/(decrease)...................................      (54)   $    (574)        (26)   $   (298)
                                                              =======    =========      ======    ========
  Total net increase/(decrease).............................   (3,235)   $ (34,283)     16,207    $185,849
                                                              =======    =========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                     CALIFORNIA MUNICIPAL BOND
                                                  PERIOD ENDED             PERIOD ENDED              YEAR ENDED
                                                MARCH 31, 2000**         MAY 14, 1999(a)        FEBRUARY 28, 1999(a)
                                               -------------------      ------------------      --------------------
                                               SHARES     DOLLARS       SHARES    DOLLARS       SHARES      DOLLARS
                                               ---------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold.......................................    3,709    $ 27,884          --    $     --          --     $     --
  Issued as reinvestment of dividends........       24         161          --          --          --           --
  Redeemed...................................     (697)     (6,294)         --          --          --           --
                                               -------    --------      ------    --------      ------     --------
  Net increase/(decrease)....................    3,036    $ 21,751          --    $     --          --     $     --
                                               =======    ========      ======    ========      ======     ========
INVESTOR A SHARES:
  Sold.......................................    1,406    $ 11,864         904    $  6,861       7,925     $ 60,153
  Issued as reinvestment of dividends........      629       4,499         130         989       1,220        9,312
  Redeemed...................................   (7,400)    (54,760)     (2,361)    (17,923)     (8,401)     (64,141)
                                               -------    --------      ------    --------      ------     --------
  Net increase/(decrease)....................   (5,365)   $(38,397)     (1,327)   $(10,073)        744     $  5,324
                                               =======    ========      ======    ========      ======     ========
INVESTOR B SHARES:
  Sold.......................................      402    $  2,873          98    $    744         358     $  2,735
  Issued as reinvestment of dividends........       12          82           2          12           6           47
  Redeemed...................................     (194)     (1,382)        (50)       (381)        (44)        (336)
                                               -------    --------      ------    --------      ------     --------
  Net increase/(decrease)....................      220    $  1,573          50    $    375         320     $  2,446
                                               =======    ========      ======    ========      ======     ========
INVESTOR C SHARES:
  Sold.......................................       36    $    260          --    $     --          --     $     --
  Issued as reinvestment of dividends........        1           6          --          --          --           --
  Redeemed...................................       --*         (2)         --          --          --           --
                                               -------    --------      ------    --------      ------     --------
  Net increase/(decrease)....................       37    $    264          --    $     --          --     $     --
                                               =======    ========      ======    ========      ======     ========
  Total net increase/(decrease)..............   (2,072)   $(14,809)     (1,277)   $ (9,698)      1,064     $  7,770
                                               =======    ========      ======    ========      ======     ========

---------------

(a) Represents financial information for the Pacific Horizon California Municipal Bond Fund, which was reorganized into California Municipal Bond on May 21, 1999.

 * Amount represents less than $500 or 500 shares, as applicable.

 ** California Municipal Bond Primary A and Investor C Shares commenced operations on May 21, 1999, and July 29, 1999, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 FLORIDA INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2000          MARCH 31, 1999
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,567    $ 47,567       5,968    $ 64,595
  Issued as reinvestment of dividends.......................       5          62           9          96
  Redeemed..................................................  (6,217)    (64,778)     (3,163)    (34,173)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,645)   $(17,149)      2,814    $ 30,518
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     564    $  5,837       1,475    $ 15,944
  Issued as reinvestment of dividends.......................      37         418          36         384
  Redeemed..................................................    (847)     (8,755)       (996)    (10,763)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (246)   $ (2,500)        515    $  5,565
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      43    $    450         205    $  2,103
  Issued as reinvestment of dividends.......................      11         124           9         102
  Redeemed..................................................     (77)       (812)        (78)       (727)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (23)   $   (238)        136    $  1,478
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      24    $    250         182    $  1,969
  Issued as reinvestment of dividends.......................       2          22           3          33
  Redeemed..................................................    (146)     (1,508)        (71)       (775)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (120)   $ (1,236)        114    $  1,227
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (2,034)   $(21,123)      3,579    $ 38,788
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        FLORIDA MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2000          MARCH 31, 1999
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   3,531    $ 33,504       2,451    $ 24,796
  Issued in exchange for Emerald Shares of Emerald
    Florida Tax-Exempt Fund (Note 8)........................      --          --       4,083      40,619
  Issued as reinvestment of dividends.......................      13         136          16         149
  Redeemed..................................................  (2,949)    (28,008)     (1,560)    (15,848)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     595    $  5,632       4,990    $ 49,716
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     424    $  3,903         447    $  4,495
  Issued in exchange for Class A Shares of Emerald
    Florida Tax-Exempt Fund (Note 8)........................      --          --       7,877      78,347
  Issued as reinvestment of dividends.......................     212       2,187         215       2,170
  Redeemed..................................................  (1,994)    (19,023)     (2,195)    (22,090)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (1,358)   $(12,933)      6,344    $ 62,922
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................     192    $  1,831         199    $  1,997
  Issued as reinvestment of dividends.......................      26         268          29         296
  Redeemed..................................................    (420)     (4,030)       (389)     (3,923)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (202)   $ (1,931)       (161)   $ (1,630)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      --*   $     --*          2    $     20
  Issued as reinvestment of dividends.......................      --*          1          --*         --*
  Redeemed..................................................      --          --          --*         --*
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      --    $      1           2          20
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (965)   $ (9,231)     11,175    $111,028
                                                              ======    ========      ======    ========

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                   GEORGIA INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED                YEAR ENDED
                                                                MARCH 31, 2000            MARCH 31, 1999
                                                              -------------------       -------------------
                                                              SHARES     DOLLARS        SHARES     DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   3,074     $ 32,266        2,261     $ 24,758
  Issued as reinvestment of dividends.......................       2           20            2           18
  Redeemed..................................................  (3,437)     (36,098)      (1,701)     (18,648)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................    (361)    $ (3,812)         562     $  6,128
                                                              ======     ========       ======     ========
INVESTOR A SHARES:
  Sold......................................................     153     $  1,558        1,823     $ 20,088
  Issued as reinvestment of dividends.......................      57          644           57          624
  Redeemed..................................................    (737)      (7,745)        (946)     (10,421)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................    (527)    $ (5,543)         934     $ 10,291
                                                              ======     ========       ======     ========
INVESTOR B SHARES:
  Sold......................................................      40     $    420          119     $  1,307
  Issued as reinvestment of dividends.......................      10          117           14          154
  Redeemed..................................................    (156)      (1,645)         (49)        (536)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................    (106)    $ (1,108)          84     $    925
                                                              ======     ========       ======     ========
INVESTOR C SHARES:
  Sold......................................................       2     $     19           10     $    112
  Issued as reinvestment of dividends.......................       2           29            3           31
  Redeemed..................................................     (12)        (127)         (27)        (292)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................      (8)    $    (79)         (14)    $   (149)
                                                              ======     ========       ======     ========
  Total net increase/(decrease).............................  (1,002)    $(10,542)       1,566     $ 17,195
                                                              ======     ========       ======     ========

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        GEORGIA MUNICIPAL BOND
                                                                  YEAR ENDED               YEAR ENDED
                                                                MARCH 31, 2000           MARCH 31, 1999
                                                              ------------------       ------------------
                                                              SHARES     DOLLARS       SHARES     DOLLARS
                                                              -------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  1,360      $12,830         274      $ 2,753
  Issued as reinvestment of dividends.......................     --*          --*         --*          --*
  Redeemed..................................................   (950)      (8,918)       (127)      (1,275)
                                                              -----      -------        ----      -------
  Net increase/(decrease)...................................    410      $ 3,912         147      $ 1,478
                                                              =====      =======        ====      =======
INVESTOR A SHARES:
  Sold......................................................      7      $    57         218      $ 2,211
  Issued as reinvestment of dividends.......................      9           95           5           53
  Redeemed..................................................    (80)        (773)        (13)        (132)
                                                              -----      -------        ----      -------
  Net increase/(decrease)...................................    (64)     $  (621)        210      $ 2,132
                                                              =====      =======        ====      =======
INVESTOR B SHARES:
  Sold......................................................    158      $ 1,533         251      $ 2,532
  Issued as reinvestment of dividends.......................     23          240          21          211
  Redeemed..................................................   (224)      (2,153)       (155)      (1,559)
                                                              -----      -------        ----      -------
  Net increase/(decrease)...................................    (43)     $  (380)        117      $ 1,184
                                                              =====      =======        ====      =======
INVESTOR C SHARES:
  Sold......................................................      6      $    58          --      $    --
  Issued as reinvestment of dividends.......................     --*          --*         --*          --*
  Redeemed..................................................     --*          (2)         (3)         (24)
                                                              -----      -------        ----      -------
  Net increase/(decrease)...................................      6      $    56          (3)     $   (24)
                                                              =====      =======        ====      =======
  Total net increase/(decrease).............................    309      $ 2,967         471      $ 4,770
                                                              =====      =======        ====      =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                  MARYLAND INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED                YEAR ENDED
                                                                MARCH 31, 2000            MARCH 31, 1999
                                                              -------------------       -------------------
                                                              SHARES     DOLLARS        SHARES     DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   3,481     $ 37,328        2,757     $ 30,674
  Issued in exchange for assets of NationsBank Common Trust
    Intermediate Municipal Bond Fund (Note 8)...............      --           --        8,515       93,840
  Issued as reinvestment of dividends.......................      10          117            8           97
  Redeemed..................................................  (4,062)     (43,475)      (2,414)     (26,843)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................    (571)    $ (6,030)       8,866     $ 97,768
                                                              ======     ========       ======     ========
INVESTOR A SHARES:
  Sold......................................................     268     $  2,813          254     $  2,836
  Issued as reinvestment of dividends.......................      46          538           46          514
  Redeemed..................................................    (309)      (3,297)        (162)      (1,829)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................       5     $     54          138     $  1,521
                                                              ======     ========       ======     ========
INVESTOR B SHARES:
  Sold......................................................      70     $    745          175     $  1,944
  Issued as reinvestment of dividends.......................      16          184           14          150
  Redeemed..................................................     (92)        (978)         (84)        (935)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................      (6)    $    (49)         105     $  1,159
                                                              ======     ========       ======     ========
INVESTOR C SHARES:
  Sold......................................................      --*    $      3            7     $     77
  Issued as reinvestment of dividends.......................       1           14            2           17
  Redeemed..................................................     (20)        (220)         (35)        (375)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................     (19)    $   (203)         (26)    $   (281)
                                                              ======     ========       ======     ========
  Total net increase/(decrease).............................    (591)    $ (6,228)       9,083     $100,167
                                                              ======     ========       ======     ========

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      MARYLAND MUNICIPAL BOND
                                                                 YEAR ENDED             YEAR ENDED
                                                               MARCH 31, 2000         MARCH 31, 1999
                                                              -----------------      -----------------
                                                              SHARES    DOLLARS      SHARES    DOLLARS
                                                              ----------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    660     $ 6,376      1,214     $12,110
  Issued as reinvestment of dividends.......................     --*          3         --*          4
  Redeemed..................................................   (520)     (4,995)      (420)     (4,201)
                                                               ----     -------      -----     -------
  Net increase/(decrease)...................................    140     $ 1,384        794     $ 7,913
                                                               ====     =======      =====     =======
INVESTOR A SHARES:
  Sold......................................................     24     $   225         27     $   268
  Issued as reinvestment of dividends.......................      6          59          6          60
  Redeemed..................................................    (18)       (171)       (49)       (491)
                                                               ----     -------      -----     -------
  Net increase/(decrease)...................................     12     $   113        (16)    $  (163)
                                                               ====     =======      =====     =======
INVESTOR B SHARES:
  Sold......................................................    318     $ 3,045        630     $ 6,403
  Issued as reinvestment of dividends.......................     41         424         34         341
  Redeemed..................................................   (291)     (2,790)      (164)     (1,731)
                                                               ----     -------      -----     -------
  Net increase/(decrease)...................................     68     $   679        500     $ 5,013
                                                               ====     =======      =====     =======
INVESTOR C SHARES:
  Sold......................................................     22     $   210         --     $    --
  Issued as reinvestment of dividends.......................     --*          6         --          --
  Redeemed..................................................     --          --         --          --
                                                               ----     -------      -----     -------
  Net increase/(decrease)...................................     22     $   216         --     $    --
                                                               ====     =======      =====     =======
  Total net increase/(decrease).............................    242     $ 2,392      1,278     $12,763
                                                               ====     =======      =====     =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                              NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2000          MARCH 31, 1999
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,170    $ 42,798       3,786    $ 41,006
  Issued as reinvestment of dividends.......................      27         295          21         236
  Redeemed..................................................  (5,060)    (51,949)     (2,549)    (27,730)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (863)   $ (8,856)      1,258    $ 13,512
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     102    $  1,032         400    $  4,296
  Issued as reinvestment of dividends.......................      32         359          27         287
  Redeemed..................................................    (129)     (1,337)       (285)     (3,068)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................       5    $     54         142    $  1,515
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      10    $     88          48    $    514
  Issued as reinvestment of dividends.......................      15         172          18         193
  Redeemed..................................................    (138)     (1,421)        (84)       (903)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (113)   $ (1,161)        (18)   $   (196)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      --*   $     --*         --*   $     --*
  Issued as reinvestment of dividends.......................      --*          3           1           6
  Redeemed..................................................      (2)        (20)        (68)       (719)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      (2)   $    (17)        (67)   $   (713)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................    (973)   $ (9,980)      1,315    $ 14,118
                                                              ======    ========      ======    ========

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                    NORTH CAROLINA MUNICIPAL BOND
                                                                  YEAR ENDED             YEAR ENDED
                                                                MARCH 31, 2000         MARCH 31, 1999
                                                              ------------------      -----------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              -----------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   1,951    $ 18,576      1,145     $11,553
  Issued as reinvestment of dividends.......................      --*         --*        --*         --*
  Redeemed..................................................  (1,699)    (16,015)      (172)     (1,735)
                                                              ------    --------      -----     -------
  Net increase/(decrease)...................................     252    $  2,561        973     $ 9,818
                                                              ======    ========      =====     =======
INVESTOR A SHARES:
  Sold......................................................      96    $    907        162     $ 1,638
  Issued as reinvestment of dividends.......................       3          37          2          21
  Redeemed..................................................     (41)       (392)      (123)     (1,251)
                                                              ------    --------      -----     -------
  Net increase/(decrease)...................................      58    $    552         41     $   408
                                                              ======    ========      =====     =======
INVESTOR B SHARES:
  Sold......................................................     209    $  1,979        281     $ 2,828
  Issued as reinvestment of dividends.......................      63         655         63         640
  Redeemed..................................................    (596)     (5,677)      (413)     (4,165)
                                                              ------    --------      -----     -------
  Net increase/(decrease)...................................    (324)   $ (3,043)       (69)    $  (697)
                                                              ======    ========      =====     =======
INVESTOR C SHARES:
  Sold......................................................       5    $     50         --*    $    --*
  Issued as reinvestment of dividends.......................      --*         --*        --*         --*
  Redeemed..................................................      --*         --*        --*         --*
                                                              ------    --------      -----     -------
  Net increase/(decrease)...................................       5    $     50         --     $    --
                                                              ======    ========      =====     =======
  Total net increase/(decrease).............................      (9)   $    120        945     $ 9,529
                                                              ======    ========      =====     =======

---------------
* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                               SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED                YEAR ENDED
                                                                MARCH 31, 2000            MARCH 31, 1999
                                                              -------------------       -------------------
                                                              SHARES     DOLLARS        SHARES     DOLLARS
                                                              ---------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   5,584     $ 57,593        2,584     $ 27,952
  Issued as reinvestment of dividends.......................      12          121           15          164
  Redeemed..................................................  (7,813)     (80,572)      (3,874)     (41,931)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................  (2,217)    $(22,858)      (1,275)    $(13,815)
                                                              ======     ========       ======     ========
INVESTOR A SHARES:
  Sold......................................................     380     $  4,012          602     $  6,544
  Issued as reinvestment of dividends.......................      36          394           34          364
  Redeemed..................................................    (457)      (4,743)        (192)      (2,081)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................     (41)    $   (337)         444     $  4,827
                                                              ======     ========       ======     ========
INVESTOR B SHARES:
  Sold......................................................     101     $  1,047          218     $  2,370
  Issued as reinvestment of dividends.......................      19          209           18          190
  Redeemed..................................................    (200)      (2,051)         (76)        (824)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................     (80)    $   (795)         160     $  1,736
                                                              ======     ========       ======     ========
INVESTOR C SHARES:
  Sold......................................................      88     $    910          191     $  2,068
  Issued as reinvestment of dividends.......................       8           94            4           46
  Redeemed..................................................    (115)      (1,190)        (157)      (1,700)
                                                              ------     --------       ------     --------
  Net increase/(decrease)...................................     (19)    $   (186)          38     $    414
                                                              ======     ========       ======     ========
  Total net increase/(decrease).............................  (2,357)    $(24,176)        (633)    $ (6,838)
                                                              ======     ========       ======     ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                     SOUTH CAROLINA MUNICIPAL BOND
                                                                  YEAR ENDED                YEAR ENDED
                                                                MARCH 31, 2000            MARCH 31, 1999
                                                              -------------------       ------------------
                                                              SHARES     DOLLARS        SHARES     DOLLARS
                                                              --------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,537     $ 43,900         503      $ 5,191
  Issued as reinvestment of dividends.......................      --           --          --           --
  Redeemed..................................................  (2,827)     (27,069)       (183)      (1,887)
                                                              ------     --------        ----      -------
  Net increase/(decrease)...................................   1,710     $ 16,831         320      $ 3,304
                                                              ======     ========        ====      =======
INVESTOR A SHARES:
  Sold......................................................      52     $    502           6      $    67
  Issued as reinvestment of dividends.......................       4           44           4           42
  Redeemed..................................................     (66)        (633)        (55)        (568)
                                                              ------     --------        ----      -------
  Net increase/(decrease)...................................     (10)    $    (87)        (45)     $  (459)
                                                              ======     ========        ====      =======
INVESTOR B SHARES:
  Sold......................................................      28     $    254          98      $ 1,013
  Issued as reinvestment of dividends.......................      24          258          23          234
  Redeemed..................................................    (191)      (1,860)        (75)        (774)
                                                              ------     --------        ----      -------
  Net increase/(decrease)...................................    (139)    $ (1,348)         46      $   473
                                                              ======     ========        ====      =======
INVESTOR C SHARES:
  Sold......................................................      --*    $     --*          5      $    48
  Issued as reinvestment of dividends.......................      --*           2          --*           2
  Redeemed..................................................      (3)         (33)         --*          --*
                                                              ------     --------        ----      -------
  Net increase/(decrease)...................................      (3)    $    (31)          5      $    50
                                                              ======     ========        ====      =======
  Total net increase/(decrease).............................   1,558     $ 15,365         326      $ 3,368
                                                              ======     ========        ====      =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                   TENNESSEE INTERMEDIATE MUNICIPAL BOND
                                                                   YEAR ENDED                 YEAR ENDED
                                                                 MARCH 31, 2000             MARCH 31, 1999
                                                              --------------------       --------------------
                                                              SHARES       DOLLARS       SHARES       DOLLARS
                                                              -----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    654        $ 6,566         769        $ 8,052
  Issued as reinvestment of dividends.......................      9            104           7             75
  Redeemed..................................................   (952)        (9,529)       (440)        (4,608)
                                                               ----        -------        ----        -------
  Net increase/(decrease)...................................   (289)       $(2,859)        336        $ 3,519
                                                               ====        =======        ====        =======
INVESTOR A SHARES:
  Sold......................................................     50        $   485         169        $ 1,771
  Issued as reinvestment of dividends.......................     28            306          25            265
  Redeemed..................................................   (174)        (1,746)        (86)          (896)
                                                               ----        -------        ----        -------
  Net increase/(decrease)...................................    (96)       $  (955)        108        $ 1,140
                                                               ====        =======        ====        =======
INVESTOR B SHARES:
  Sold......................................................      9        $    87          30        $   310
  Issued as reinvestment of dividends.......................      7             81           7             77
  Redeemed..................................................   (124)        (1,235)        (31)          (317)
                                                               ----        -------        ----        -------
  Net increase/(decrease)...................................   (108)       $(1,067)          6        $    70
                                                               ====        =======        ====        =======
INVESTOR C SHARES:
  Sold......................................................     --*       $    --*          3        $    30
  Issued as reinvestment of dividends.......................     --*            --*         --*            --*
  Redeemed..................................................     (3)           (30)         --*            --*
                                                               ----        -------        ----        -------
  Net increase/(decrease)...................................     (3)       $   (30)          3        $    30
                                                               ====        =======        ====        =======
  Total net increase/(decrease).............................   (496)       $(4,911)        453        $ 4,759
                                                               ====        =======        ====        =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                         TENNESSEE MUNICIPAL BOND
                                                                   YEAR ENDED                 YEAR ENDED
                                                                 MARCH 31, 2000             MARCH 31, 1999
                                                              --------------------       --------------------
                                                              SHARES       DOLLARS       SHARES       DOLLARS
                                                              -----------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    289        $ 2,781         189        $ 1,946
  Issued as reinvestment of dividends.......................     --*            --*         --*            --*
  Redeemed..................................................   (320)        (3,071)        (76)          (777)
                                                               ----        -------        ----        -------
  Net increase/(decrease)...................................    (31)       $  (290)        113        $ 1,169
                                                               ====        =======        ====        =======
INVESTOR A SHARES:
  Sold......................................................     93        $   902          34        $   349
  Issued as reinvestment of dividends.......................      2             19           3             32
  Redeemed..................................................     (2)           (18)       (131)        (1,354)
                                                               ----        -------        ----        -------
  Net increase/(decrease)...................................     93        $   903         (94)       $  (973)
                                                               ====        =======        ====        =======
INVESTOR B SHARES:
  Sold......................................................     13        $   121          14        $   145
  Issued as reinvestment of dividends.......................     13            134          13            129
  Redeemed..................................................    (71)          (693)        (49)          (503)
                                                               ----        -------        ----        -------
  Net increase/(decrease)...................................    (45)       $  (438)        (22)       $  (229)
                                                               ====        =======        ====        =======
INVESTOR C SHARES:
  Sold......................................................      8        $    75           2        $    24
  Issued as reinvestment of dividends.......................     --*             4          --*             1
  Redeemed..................................................     --             --*         --*            --*
                                                               ----        -------        ----        -------
  Net increase/(decrease)...................................      8        $    79           2        $    25
                                                               ====        =======        ====        =======
  Total net increase/(decrease).............................     25        $   254          (1)       $    (8)
                                                               ====        =======        ====        =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                  TEXAS INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2000          MARCH 31, 1999
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   4,248    $ 43,022       5,191    $ 54,659
  Issued as reinvestment of dividends.......................       3          19          15         160
  Redeemed..................................................  (8,955)    (90,193)     (4,612)    (48,526)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................  (4,704)   $(47,152)        594    $  6,293
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................     156    $  1,583       1,057    $ 11,128
  Issued as reinvestment of dividends.......................       8          82           9          94
  Redeemed..................................................    (215)     (2,175)       (661)     (6,956)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (51)   $   (510)        405    $  4,266
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................       5    $     52          10    $    104
  Issued as reinvestment of dividends.......................       5          60           5          58
  Redeemed..................................................     (14)       (142)        (20)       (206)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      (4)   $    (30)         (5)   $    (44)
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      --*   $     --*         --*   $     --*
  Issued as reinvestment of dividends.......................      --*         --*          1           6
  Redeemed..................................................      --*         --*        (29)       (297)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................      --    $     --         (28)   $   (291)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................  (4,759)   $(47,692)        966    $ 10,224
                                                              ======    ========      ======    ========

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                        TEXAS MUNICIPAL BOND
                                                                 YEAR ENDED             YEAR ENDED
                                                               MARCH 31, 2000         MARCH 31, 1999
                                                              -----------------      -----------------
                                                              SHARES    DOLLARS      SHARES    DOLLARS
                                                              ----------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................    157     $ 1,477        280     $ 2,823
  Issued as reinvestment of dividends.......................     --*         --*        --*         --*
  Redeemed..................................................   (263)     (2,523)      (109)     (1,100)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................   (106)    $(1,046)       171     $ 1,723
                                                               ====     =======       ====     =======
INVESTOR A SHARES:
  Sold......................................................      9     $    84         58     $   588
  Issued as reinvestment of dividends.......................     --*          4          1           7
  Redeemed..................................................    (14)       (135)       (61)       (617)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................     (5)    $   (47)        (2)    $   (22)
                                                               ====     =======       ====     =======
INVESTOR B SHARES:
  Sold......................................................      7     $    60          8     $    93
  Issued as reinvestment of dividends.......................     15         152         17         168
  Redeemed..................................................   (115)     (1,094)      (227)     (2,298)
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................    (93)    $  (882)      (202)    $(2,037)
                                                               ====     =======       ====     =======
INVESTOR C SHARES:
  Sold......................................................     --*    $     1         --*    $    --*
  Issued as reinvestment of dividends.......................     --*          3         --*          3
  Redeemed..................................................     --          --*        --*         --*
                                                               ----     -------       ----     -------
  Net increase/(decrease)...................................     --     $     4         --*    $     3
                                                               ====     =======       ====     =======
  Total net increase/(decrease).............................   (204)    $(1,971)       (33)    $  (333)
                                                               ====     =======       ====     =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                 VIRGINIA INTERMEDIATE MUNICIPAL BOND
                                                                  YEAR ENDED              YEAR ENDED
                                                                MARCH 31, 2000          MARCH 31, 1999
                                                              ------------------      ------------------
                                                              SHARES    DOLLARS       SHARES    DOLLARS
                                                              ------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................   6,760    $ 71,512       7,658    $ 84,298
  Issued in exchange for assets of NationsBank Common Trust
    Virginia Municipal Bond Fund (Note 8)...................      --          --         437       4,781
  Issued as reinvestment of dividends.......................       7          78           6          65
  Redeemed..................................................  (5,701)    (60,355)     (3,052)    (33,592)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................   1,066    $ 11,235       5,049    $ 55,552
                                                              ======    ========      ======    ========
INVESTOR A SHARES:
  Sold......................................................      96    $    905         883    $  9,763
  Issued as reinvestment of dividends.......................     123       1,420         132       1,452
  Redeemed..................................................    (945)    (10,105)       (799)     (8,799)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................    (726)   $ (7,780)        216    $  2,416
                                                              ======    ========      ======    ========
INVESTOR B SHARES:
  Sold......................................................      81    $    838         115    $  1,275
  Issued as reinvestment of dividends.......................      22         256          22         246
  Redeemed..................................................    (177)     (1,882)        (82)       (910)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (74)   $   (788)         55    $    611
                                                              ======    ========      ======    ========
INVESTOR C SHARES:
  Sold......................................................      19    $    191          48    $    531
  Issued as reinvestment of dividends.......................       2          28           3          33
  Redeemed..................................................     (49)       (518)       (130)     (1,419)
                                                              ------    --------      ------    --------
  Net increase/(decrease)...................................     (28)   $   (299)        (79)   $   (855)
                                                              ======    ========      ======    ========
  Total net increase/(decrease).............................     238    $  2,368       5,241    $ 57,724
                                                              ======    ========      ======    ========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                      VIRGINIA MUNICIPAL BOND
                                                                 YEAR ENDED             YEAR ENDED
                                                               MARCH 31, 2000         MARCH 31, 1999
                                                              -----------------      -----------------
                                                              SHARES    DOLLARS      SHARES    DOLLARS
                                                              ----------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold......................................................  1,000     $ 9,458        431     $ 4,431
  Issued as reinvestment of dividends.......................     --*          2          1          13
  Redeemed..................................................   (568)     (5,336)      (240)     (2,532)
                                                              -----     -------       ----     -------
  Net increase/(decrease)...................................    432     $ 4,124        192     $ 1,912
                                                              =====     =======       ====     =======
INVESTOR A SHARES:
  Sold......................................................     48     $   460         48     $   476
  Issued as reinvestment of dividends.......................      2          15          3          33
  Redeemed..................................................    (84)       (802)       (77)       (777)
                                                              -----     -------       ----     -------
  Net increase/(decrease)...................................    (34)    $  (327)       (26)    $  (268)
                                                              =====     =======       ====     =======
INVESTOR B SHARES:
  Sold......................................................     50     $   479        120     $ 1,210
  Issued as reinvestment of dividends.......................     31         296         31         314
  Redeemed..................................................   (310)     (2,936)      (114)     (1,157)
                                                              -----     -------       ----     -------
  Net increase/(decrease)...................................   (229)    $(2,161)        37     $   367
                                                              =====     =======       ====     =======
INVESTOR C SHARES:
  Sold......................................................     --*    $    --*        --*    $    --*
  Issued as reinvestment of dividends.......................     --*         --*        --*         --*
  Redeemed..................................................     --          --         --*         --*
                                                              -----     -------       ----     -------
  Net increase/(decrease)...................................     --     $    --         --*    $    --*
                                                              =====     =======       ====     =======
  Total net increase/(decrease).............................    169     $ 1,636        203     $ 2,011
                                                              =====     =======       ====     =======

---------------

* Amount represents less than $500 or 500 shares, as applicable.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period.


                                                       NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS
                                                         VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET
                                                       BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                       OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME
                                                       --------------------------------------------------------------------------
SHORT-TERM MUNICIPAL INCOME
PRIMARY A SHARES
Year ended 3/31/2000(c)............................     $10.10        $0.41           $(0.16)            $0.25           $(0.41)
Year ended 3/31/1999(c)............................      10.05         0.41             0.05              0.46            (0.41)
Year ended 3/31/1998...............................       9.95         0.42             0.10              0.52            (0.42)
Year ended 3/31/1997...............................       9.98         0.44            (0.03)             0.41            (0.44)
Period ended 3/31/1996(b)..........................      10.03         0.15            (0.05)             0.10            (0.15)
Year ended 11/30/1995..............................       9.69         0.44             0.34              0.78            (0.44)
INVESTOR A SHARES
Year ended 3/31/2000(c)............................     $10.10        $0.39           $(0.16)            $0.23           $(0.39)
Year ended 3/31/1999(c)............................      10.05         0.39             0.05              0.44            (0.39)
Year ended 3/31/1998...............................       9.95         0.40             0.10              0.50            (0.40)
Year ended 3/31/1997...............................       9.98         0.42            (0.03)             0.39            (0.42)
Period ended 3/31/1996(b)..........................      10.03         0.14            (0.05)             0.09            (0.14)
Year ended 11/30/1995..............................       9.69         0.42             0.34              0.76            (0.42)
INVESTOR B SHARES
Year ended 3/31/2000(c)............................     $10.10        $0.36           $(0.16)            $0.20           $(0.36)
Year ended 3/31/1999(c)............................      10.05         0.38             0.05              0.43            (0.38)
Year ended 3/31/1998...............................       9.95         0.39             0.10              0.49            (0.39)
Year ended 3/31/1997...............................       9.98         0.40            (0.03)             0.37            (0.40)
Period ended 3/31/1996(b)..........................      10.03         0.13            (0.05)             0.08            (0.13)
Year ended 11/30/1995..............................       9.69         0.40             0.34              0.74            (0.40)
INVESTOR C SHARES
Year ended 3/31/2000(c)............................     $10.10        $0.32           $(0.16)            $0.16           $(0.32)
Year ended 3/31/1999(c)............................      10.05         0.40             0.02              0.42            (0.37)
Year ended 3/31/1998...............................       9.95         0.39             0.10              0.49            (0.39)
Year ended 3/31/1997...............................       9.98         0.40            (0.03)             0.37            (0.40)
Period ended 3/31/1996(b)..........................      10.03         0.14            (0.05)             0.09            (0.14)
Year ended 11/30/1995..............................       9.69         0.42             0.34              0.76            (0.42)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.41)         $ 9.94         2.58%     $94,393        0.40%(a)        4.16%          90%           0.77%
    (0.41)          10.10         4.71       79,002        0.40(a)         4.11           53            0.80
    (0.42)          10.05         5.33       70,740        0.40(a)         4.17           94            0.77
    (0.44)           9.95         4.15       61,072        0.40(a)         4.36           80            0.84
    (0.15)           9.98         0.96       48,511        0.40+(a)       4.37+           16            0.86+
    (0.44)          10.03         8.16       49,961        0.45(a)         4.38           82            0.93
   $(0.39)         $ 9.94         2.35%     $22,415        0.63%(a)        3.93%          90%           1.02%
    (0.39)          10.10         4.50       35,805        0.60(a)         3.91           53            1.05
    (0.40)          10.05         5.12       23,580        0.60(a)         3.97           94            0.97
    (0.42)           9.95         3.96        8,417        0.60(a)         4.16           80            1.04
    (0.14)           9.98         0.90        4,599        0.60+(a)       4.17+           16            1.06+
    (0.42)          10.03         7.95        3,741        0.65(a)         4.18           82            1.13
   $(0.36)         $ 9.94         1.99%     $ 7,030        0.94%(a)        3.62%          90%           1.77%
    (0.38)          10.10         4.34       13,931        0.75(a)         3.76           53            1.80
    (0.39)          10.05         4.96       13,753        0.75(a)         3.82           94            1.12
    (0.40)           9.95         3.78       10,655        0.75(a)         4.01           80            1.19
    (0.13)           9.98         0.84       13,859        0.75+(a)       4.02+           16            1.21+
    (0.40)          10.03         7.78        9,803        0.80(a)         4.03           82            1.28
   $(0.32)         $ 9.94         1.57%     $ 1,616        1.40%(a)        3.16%          90%           1.77%
    (0.37)          10.10         4.29        2,583        0.83(a)         3.68           53            1.80
    (0.39)          10.05         4.99        1,388        0.75(a)         3.82           94            1.12
    (0.40)           9.95         3.79        1,080        0.75(a)         4.01           80            1.19
    (0.14)           9.98         0.85        2,072        0.72+(a)       4.05+           16            1.18+
    (0.42)          10.03         7.95        1,953        0.70(a)         4.13           82            1.18

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2000(c)...........     $10.30        $0.47           $(0.50)           $(0.03)          $(0.47)        $(0.02)
Year ended 3/31/1999..............      10.30         0.47             0.07              0.54            (0.47)         (0.07)
Year ended 3/31/1998..............      10.01         0.48             0.33              0.81            (0.48)         (0.04)
Year ended 3/31/1997..............      10.03         0.48            (0.02)             0.46            (0.48)            --
Period ended 3/31/1996(b).........      10.17         0.16            (0.14)             0.02            (0.16)            --
Year ended 11/30/1995.............       9.24         0.48             0.93              1.41            (0.48)            --
INVESTOR A SHARES
Year ended 3/31/2000(c)...........     $10.30        $0.45           $(0.50)           $(0.05)          $(0.45)        $(0.02)
Year ended 3/31/1999..............      10.30         0.45             0.07              0.52            (0.45)         (0.07)
Year ended 3/31/1998..............      10.01         0.46             0.33              0.79            (0.46)         (0.04)
Year ended 3/31/1997..............      10.03         0.46            (0.02)             0.44            (0.46)            --
Period ended 3/31/1996(b).........      10.17         0.15            (0.14)             0.01            (0.15)            --
Year ended 11/30/1995.............       9.24         0.47             0.93              1.40            (0.47)            --
INVESTOR B SHARES
Year ended 3/31/2000(c)...........     $10.30        $0.38           $(0.50)           $(0.12)          $(0.38)        $(0.02)
Year ended 3/31/1999..............      10.30         0.39             0.07              0.46            (0.39)         (0.07)
Year ended 3/31/1998..............      10.01         0.41             0.33              0.74            (0.41)         (0.04)
Year ended 3/31/1997..............      10.03         0.43            (0.02)             0.41            (0.43)            --
Period ended 3/31/1996(b).........      10.17         0.14            (0.14)             0.00            (0.14)            --
Year ended 11/30/1995.............       9.24         0.43             0.93              1.36            (0.43)            --
INVESTOR C SHARES
Year ended 3/31/2000(c)...........     $10.30        $0.38           $(0.50)           $(0.12)          $(0.38)        $(0.02)
Year ended 3/31/1999..............      10.30         0.40             0.09              0.49            (0.42)         (0.07)
Year ended 3/31/1998..............      10.01         0.42             0.33              0.75            (0.42)         (0.04)
Year ended 3/31/1997..............      10.03         0.43            (0.02)             0.41            (0.43)            --
Period ended 3/31/1996(b).........      10.17         0.14            (0.14)             0.00            (0.14)            --
Year ended 11/30/1995.............       9.24         0.43             0.93              1.36            (0.43)            --

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.49)         $ 9.78         (0.27)%   $849,966       0.50%(a)        4.75%          30%           0.70%
    (0.54)          10.30          5.33      918,367       0.50(a)         4.55           40            0.68
    (0.52)          10.30          8.20      867,154       0.50(a)         4.65           47            0.74
    (0.48)          10.01          4.63      108,204       0.50(a)         4.74           21            0.81
    (0.16)          10.03          0.20       77,423       0.50+(a)        4.75+           4            0.83+
    (0.48)          10.17         15.60       73,897       0.45(a)         4.91           31            0.84
   $(0.47)         $ 9.78         (0.49)%   $ 19,782       0.73%(a)        4.52%          30%           0.95%
    (0.52)          10.30          5.12       16,149       0.70(a)         4.35           40            0.93
    (0.50)          10.30          7.99        6,487       0.70(a)         4.45           47            0.94
    (0.46)          10.01          4.42        2,067       0.70(a)         4.54           21            1.01
    (0.15)          10.03          0.13        1,500       0.70+(a)        4.55+           4            1.03+
    (0.47)          10.17         15.38        1,249       0.65(a)         4.71           31            1.04
   $(0.40)         $ 9.78         (1.18)%   $  2,733       1.42%(a)        3.83%          30%           1.70%
    (0.46)          10.30          4.49        2,556       1.30(a)         3.75           40            1.68
    (0.45)          10.30          7.50        2,023       1.20(a)         3.95           47            1.44
    (0.43)          10.01          4.12        1,481       1.00(a)         4.24           21            1.31
    (0.14)          10.03          0.03        1,623       1.00+(a)        4.25+           4            1.33+
    (0.43)          10.17         15.02        1,352       0.95(a)         4.41           31            1.34
   $(0.40)         $ 9.78         (1.19)%   $    539       1.50%(a)        3.75%          30%           1.70%
    (0.49)          10.30          4.80        1,511       1.21(a)         3.84           40            1.68
    (0.46)          10.30          7.62        1,590       1.20(a)         3.95           47            1.44
    (0.43)          10.01          4.11          756       1.00(a)         4.24           21            1.31
    (0.14)          10.03          0.03          716       1.00+(a)        4.25+           4            1.33+
    (0.43)          10.17         14.96          359       0.95(a)         4.41           31            1.34

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
MUNICIPAL INCOME
PRIMARY A SHARES
Year ended 3/31/2000(c)...........     $11.48        $0.54           $(0.78)           $(0.24)          $(0.54)        $(0.01)
Year ended 3/31/1999..............      11.46         0.54             0.07              0.61            (0.54)         (0.05)
Year ended 3/31/1998..............      10.89         0.57             0.62              1.19            (0.57)         (0.05)
Year ended 3/31/1997..............      10.84         0.59             0.05              0.64            (0.59)            --
Period ended 3/31/1996(b).........      11.08         0.20            (0.24)            (0.04)           (0.20)            --
Year ended 11/30/1995.............       9.64         0.59             1.44              2.03            (0.59)            --
INVESTOR A SHARES
Year ended 3/31/2000(c)...........     $11.48        $0.52           $(0.79)           $(0.27)          $(0.52)        $(0.01)
Year ended 3/31/1999..............      11.46         0.52             0.07              0.59            (0.52)         (0.05)
Year ended 3/31/1998..............      10.89         0.54             0.62              1.16            (0.54)         (0.05)
Year ended 3/31/1997..............      10.84         0.57             0.05              0.62            (0.57)            --
Period ended 3/31/1996(b).........      11.08         0.19            (0.24)            (0.05)           (0.19)            --
Year ended 11/30/1995.............       9.64         0.57             1.44              2.01            (0.57)            --
INVESTOR B SHARES
Year ended 3/31/2000(c)...........     $11.48        $0.44           $(0.78)           $(0.34)          $(0.44)        $(0.01)
Year ended 3/31/1999..............      11.46         0.44             0.08              0.52            (0.45)         (0.05)
Year ended 3/31/1998..............      10.89         0.48             0.62              1.10            (0.48)         (0.05)
Year ended 3/31/1997..............      10.84         0.51             0.05              0.56            (0.51)            --
Period ended 3/31/1996(b).........      11.08         0.17            (0.24)            (0.07)           (0.17)            --
Year ended 11/30/1995.............       9.64         0.51             1.44              1.95            (0.51)            --
INVESTOR C SHARES
Year ended 3/31/2000(c)...........     $11.48        $0.44           $(0.78)           $(0.34)          $(0.44)        $(0.01)
Year ended 3/31/1999..............      11.46         0.46             0.07              0.53            (0.46)         (0.05)
Year ended 3/31/1998..............      10.89         0.49             0.62              1.11            (0.49)         (0.05)
Year ended 3/31/1997..............      10.84         0.53             0.05              0.58            (0.53)            --
Period ended 3/31/1996(b).........      11.08         0.18            (0.24)            (0.06)           (0.18)            --
Year ended 11/30/1995.............       9.64         0.51             1.44              1.95            (0.51)            --

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.55)         $10.69        (2.08)%    $552,650       0.60%(a)        4.99%          36%           0.82%
    (0.59)          11.48         5.42       635,629       0.60(a)         4.71           11            0.80
    (0.62)          11.46        11.12       456,485       0.60(a)         4.97           38            0.84
    (0.59)          10.89         6.03        77,260       0.60(a)         5.41           25            0.91
    (0.20)          10.84        (0.41)       68,022       0.60+(a)       5.35+            4           0.91+
    (0.59)          11.08        21.55        68,836       0.60(a)         5.63           49            0.88
   $(0.53)         $10.68        (2.28)%    $ 35,937       0.83%(a)        4.76%          36%           1.07%
    (0.57)          11.48         5.21        28,625       0.80(a)         4.51           11            1.05
    (0.59)          11.46        10.89        19,226       0.80(a)         4.77           38            1.04
    (0.57)          10.89         5.82        15,075       0.80(a)         5.21           25            1.11
    (0.19)          10.84        (0.47)       26,085       0.80+(a)       5.15+            4           1.11+
    (0.57)          11.08        21.31        27,963       0.80(a)         5.43           49            1.08
   $(0.45)         $10.69        (2.99)%    $  8,795       1.53%(a)        4.06%          36%           1.82%
    (0.50)          11.48         4.53        13,810       1.45(a)         3.86           11            1.80
    (0.53)          11.46        10.23        15,383       1.42(a)         4.15           38            1.66
    (0.51)          10.89         5.24        14,615       1.35(a)         4.66           25            1.66
    (0.17)          10.84        (0.66)       16,870       1.35+(a)       4.60+            4           1.66+
    (0.51)          11.08        20.65        18,165       1.35(a)         4.88           49            1.63
   $(0.45)         $10.69        (3.03)%    $  1,418       1.60%(a)        3.99%          36%           1.82%
    (0.51)          11.48         4.64         2,150       1.36(a)         3.95           11            1.80
    (0.54)          11.46        10.37         2,444       1.33(a)         4.24           38            1.57
    (0.53)          10.89         5.50         1,713       1.10(a)         4.91           25            1.41
    (0.18)          10.84        (0.60)        2,173       1.16+(a)       4.79+            4           1.47+
    (0.51)          11.08        20.65         2,268       1.35(a)         4.88           49            1.63

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND
PRIMARY A SHARES
Period ended 3/31/2000***.........      $7.51        $0.30           $(0.36)           $(0.06)          $(0.30)        $(0.02)
INVESTOR A SHARES*
Period ended 3/31/2000............      $7.50        $0.31           $(0.34)           $(0.03)          $(0.31)        $(0.02)
Period ended 5/14/1999............       7.60         0.07            (0.10)            (0.03)           (0.07)            --
Year ended 2/28/1999..............       7.64         0.34             0.10              0.44            (0.34)         (0.14)
Year ended 2/28/1998..............       7.35         0.35             0.29              0.64            (0.35)            --
Year ended 2/28/1997**............       7.45         0.36            (0.05)             0.31            (0.36)         (0.05)
Year ended 2/29/1996..............       7.12         0.37             0.33              0.70            (0.37)            --
INVESTOR B SHARES*
Period ended 3/31/2000............      $7.51        $0.27           $(0.35)           $(0.08)          $(0.27)        $(0.02)
Period ended 5/14/1999............       7.61         0.06            (0.10)            (0.04)           (0.06)            --
Period ended 2/28/1999***.........       7.61         0.16             0.14              0.30            (0.16)         (0.14)
INVESTOR C SHARES
Period ended 3/31/2000***.........      $7.31        $0.19           $(0.17)           $ 0.02           $(0.19)        $(0.02)

---------------

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Municipal Bond Fund A and B Shares, which were reorganized into the California Municipal Bond Investor A and Investor B Shares, respectively, as of May 21, 1999. Prior to May 21, 1999, the Fund's investment adviser was Bank of America National Trust and Savings Association. Effective May 21, 1999, its investment adviser became Banc of America Advisors, Inc. and its investment sub-adviser became Banc of America Capital Management, Inc.

 ** As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.

 *** California Municipal Bond Primary A, Investor B and Investor C Shares commenced operations on May 21, 1999, July 15, 1998 and July 29, 1999, respectively.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.32)          $7.13        (0.66)%    $ 21,654       0.60%+(b)     4.70%+           34%           0.79%+
   $(0.33)          $7.14        (0.46)%    $157,672       0.80%+(b)     4.50%+           34%           1.04%+
    (0.07)           7.50        (0.42)      206,000      0.93+            4.40+           1           0.96+
    (0.48)           7.60         5.94       219,000       0.93            4.42           42            0.93
    (0.35)           7.64         9.18       214,000       0.90            4.74           28         1.06(a)
    (0.41)           7.35         4.29       221,000       0.90            4.88           34         1.10(a)
    (0.37)           7.45        10.12       221,000       0.94            5.11           57         1.14(a)
   $(0.29)          $7.14        (1.16)%    $  4,206       1.45%+(b)     3.85%+           34%           1.79%+
    (0.06)           7.51        (0.57)        3,000      1.66+            3.63+           1           1.69+
    (0.30)           7.61         4.09         2,000      1.70+            3.67+          42        1.71+(a)
   $(0.21)          $7.12         0.30%     $    258       1.60%+(b)     3.70%+           34%           1.79%+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                       NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS
                                                         VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET
                                                       BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                       OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME
                                                       --------------------------------------------------------------------------
FLORIDA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2000(c)............................     $10.79        $0.50           $(0.45)           $ 0.05           $(0.50)
Year ended 3/31/1999...............................      10.77         0.50             0.02              0.52            (0.50)
Year ended 3/31/1998...............................      10.40         0.50             0.37              0.87            (0.50)
Year ended 3/31/1997...............................      10.46         0.49            (0.06)             0.43            (0.49)
Period ended 3/31/1996(b)..........................      10.63         0.17            (0.17)             0.00            (0.17)
Year ended 11/30/1995..............................       9.61         0.48             1.02              1.50            (0.48)
INVESTOR A SHARES
Year ended 3/31/2000(c)............................     $10.79        $0.48           $(0.46)           $ 0.02           $(0.48)
Year ended 3/31/1999...............................      10.77         0.48             0.02              0.50            (0.48)
Year ended 3/31/1998...............................      10.40         0.48             0.37              0.85            (0.48)
Year ended 3/31/1997...............................      10.46         0.47            (0.06)             0.41            (0.47)
Period ended 3/31/1996(b)..........................      10.63         0.16            (0.17)            (0.01)           (0.16)
Year ended 11/30/1995..............................       9.61         0.46             1.02              1.48            (0.46)
INVESTOR B SHARES
Year ended 3/31/2000(c)............................     $10.79        $0.41           $(0.45)           $(0.04)          $(0.41)
Year ended 3/31/1999...............................      10.77         0.42             0.02              0.44            (0.42)
Year ended 3/31/1998...............................      10.40         0.43             0.37              0.80            (0.43)
Year ended 3/31/1997...............................      10.46         0.44            (0.06)             0.38            (0.44)
Period ended 3/31/1996(b)..........................      10.63         0.15            (0.17)            (0.02)           (0.15)
Year ended 11/30/1995..............................       9.61         0.43             1.02              1.45            (0.43)
INVESTOR C SHARES
Year ended 3/31/2000(c)............................     $10.79        $0.40           $(0.43)           $(0.03)          $(0.40)
Year ended 3/31/1999...............................      10.77         0.41             0.03              0.44            (0.42)
Year ended 3/31/1998(c)............................      10.40         0.43             0.37              0.80            (0.43)
Year ended 3/31/1997...............................      10.46         0.44            (0.06)             0.38            (0.44)
Period ended 3/31/1996(b)..........................      10.63         0.15            (0.17)            (0.02)           (0.15)
Year ended 11/30/1995..............................       9.61         0.43             1.02              1.45            (0.43)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.50)         $10.34          0.54%    $207,704       0.50%(a)        4.80%           12%          0.74%
    (0.50)          10.79          4.95      234,530       0.50            4.65            14           0.72
    (0.50)          10.77          8.55      203,710       0.50(a)         4.74            13           0.76
    (0.49)          10.40          4.22       51,748       0.50(a)         4.72            16           0.81
    (0.17)          10.46         (0.06)      44,988       0.50+(a)        4.66+           18           0.86+
    (0.48)          10.63         15.92       44,038       0.55(a)         4.70            27           0.81
   $(0.48)         $10.33          0.22%    $  9,695       0.73%(a)        4.57%           12%          0.99%
    (0.48)          10.79          4.74       12,783       0.70            4.45            14           0.97
    (0.48)          10.77          8.34        7,205       0.70(a)         4.54            13           0.96
    (0.47)          10.40          4.01        2,142       0.70(a)         4.52            16           1.01
    (0.16)          10.46         (0.13)       2,029       0.70+(a)        4.46+           18           1.06+
    (0.46)          10.63         15.68        2,292       0.75(a)         4.50            27           1.01
   $(0.41)         $10.34         (0.38)%   $  4,639       1.41%(a)        3.89%           12%          1.74%
    (0.42)          10.79          4.11        5,090       1.30            3.85            14           1.72
    (0.43)          10.77          7.80        3,606       1.20(a)         4.04            13           1.46
    (0.44)          10.40          3.70        3,488       1.00(a)         4.22            16           1.31
    (0.15)          10.46         (0.23)       4,001       1.00+(a)        4.16+           18           1.36+
    (0.43)          10.63         15.34        4,775       1.05(a)         4.20            27           1.31
   $(0.40)         $10.36         (0.26)%   $    117       1.50%(a)        3.80%           12%          1.74%
    (0.42)          10.79          4.10        1,416       1.36            3.79            14           1.72
    (0.43)          10.77          7.80          188       1.20(a)         4.04            13           1.46
    (0.44)          10.40          3.71          272       1.00(a)         4.22            16           1.31
    (0.15)          10.46         (0.23)         275       1.00+(a)        4.16+           18           1.36+
    (0.43)          10.63         15.34          277       1.05(a)         4.20            27           1.31

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                       NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS
                                                         VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET
                                                       BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                       OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME
                                                       --------------------------------------------------------------------------
FLORIDA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2000...............................      $9.99        $0.48           $(0.46)           $ 0.02           $(0.48)
Year ended 3/31/1999...............................       9.99         0.48             0.00              0.48            (0.48)
Year ended 3/31/1998...............................       9.48         0.48             0.51              0.99            (0.48)
Year ended 3/31/1997...............................       9.47         0.48             0.01              0.49            (0.48)
Period ended 3/31/1996(b)..........................       9.76         0.16            (0.29)            (0.13)           (0.16)
Year ended 11/30/1995..............................       8.40         0.51             1.36              1.87            (0.51)
INVESTOR A SHARES
Year ended 3/31/2000...............................      $9.99        $0.46           $(0.46)               --           $(0.46)
Year ended 3/31/1999...............................       9.99         0.46             0.00              0.46            (0.46)
Year ended 3/31/1998...............................       9.48         0.46             0.51              0.97            (0.46)
Year ended 3/31/1997...............................       9.47         0.46             0.01              0.47            (0.46)
Period ended 3/31/1996(b)..........................       9.76         0.15            (0.29)            (0.14)           (0.15)
Year ended 11/30/1995..............................       8.40         0.49             1.36              1.85            (0.49)
INVESTOR B SHARES
Year ended 3/31/2000...............................      $9.99        $0.39           $(0.46)           $(0.07)          $(0.39)
Year ended 3/31/1999...............................       9.99         0.40             0.00              0.40            (0.40)
Year ended 3/31/1998...............................       9.48         0.40             0.51              0.91            (0.40)
Year ended 3/31/1997...............................       9.47         0.41             0.01              0.42            (0.41)
Period ended 3/31/1996(b)..........................       9.76         0.14            (0.29)            (0.15)           (0.14)
Year ended 11/30/1995..............................       8.40         0.44             1.36              1.80            (0.44)
INVESTOR C SHARES
Year ended 3/31/2000...............................      $9.99        $0.38           $(0.46)           $(0.08)          $(0.38)
Year ended 3/31/1999(c)............................       9.99         0.37             0.03              0.40            (0.40)
Year ended 3/31/1998(c)............................       9.48         0.41             0.51              0.92            (0.41)
Year ended 3/31/1997...............................       9.47         0.44             0.01              0.45            (0.44)
Period ended 3/31/1996(b)..........................       9.76         0.14            (0.29)            (0.15)           (0.14)
Year ended 11/30/1995..............................       8.40         0.44             1.36              1.80            (0.44)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                       WITHOUT WAIVERS
                                                                                       AND/OR EXPENSE
                                                                                       REIMBURSEMENTS
                                                                                       ---------------
                                             RATIO OF        RATIO OF                     RATIO OF
                               NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
      NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
        VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
    END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------
        $9.53          0.26%    $79,335        0.60%(a)        4.98%          18%           0.86%
         9.99          4.90      77,197        0.60(a)         4.80           16            0.85
         9.99         10.60      27,378        0.60(a)         4.85           19            0.90
         9.48          5.29      16,702        0.60(a)         5.07           23            0.93
         9.47         (1.33)     13,044        0.60+(a)        5.03+           7            0.96+
         9.76         22.69      11,219        0.39(a)         5.44           13            0.95
        $9.53          0.04%    $49,439        0.83%(a)        4.75%          18%           1.11%
         9.99          4.69      65,373        0.80(a)         4.60           16            1.10
         9.99         10.38       2,027        0.80(a)         4.65           19            1.10
         9.48          5.09       1,781        0.80(a)         4.87           23            1.13
         9.47         (1.40)      1,836        0.80+(a)       4.83+            7            1.16+
         9.76         22.45       1,787        0.59            5.24           13            1.15
        $9.53         (0.67)%   $12,802        1.53%(a)        4.05%          18%           1.86%
         9.99          4.01      15,435        1.45(a)         3.95           16            1.85
         9.99          9.71      17,048        1.42(a)         4.03           19            1.72
         9.48          4.52      19,751        1.35(a)         4.32           23            1.68
         9.47         (1.58)     23,947        1.35+(a)       4.28+            7            1.71+
         9.76         21.78      25,398        1.14(a)         4.69           13            1.70
        $9.53         (0.73)%   $    23        1.60%(a)        3.98%          18%           1.86%
         9.99          4.01          23        1.53(a)         3.87           16            1.85
         9.99          9.83           3        1.33(a)         4.12           19            1.63
         9.48          4.78          40        1.10(a)         4.57           23            1.43
         9.47         (1.52)         38        1.15+(a)       4.48+            7            1.51+
         9.76         21.80          38        1.14(a)         4.69           13            1.70

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
GEORGIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2000..............     $10.94        $0.50           $(0.51)           $(0.01)          $(0.50)        $(0.01)
Year ended 3/31/1999..............      10.92         0.49             0.07              0.56            (0.50)         (0.04)
Year ended 3/31/1998..............      10.58         0.49             0.38              0.87            (0.49)         (0.04)
Year ended 3/31/1997..............      10.63         0.50            (0.05)             0.45            (0.50)            --
Period ended 3/31/1996(b).........      10.81         0.17            (0.18)            (0.01)           (0.17)            --
Year ended 11/30/1995.............       9.82         0.50             0.99              1.49            (0.50)            --
INVESTOR A SHARES
Year ended 3/31/2000..............     $10.94        $0.48           $(0.52)           $(0.04)          $(0.47)        $(0.01)
Year ended 3/31/1999..............      10.92         0.47             0.06              0.53            (0.47)         (0.04)
Year ended 3/31/1998..............      10.58         0.47             0.38              0.85            (0.47)         (0.04)
Year ended 3/31/1997..............      10.63         0.48            (0.05)             0.43            (0.48)            --
Period ended 3/31/1996(b).........      10.81         0.16            (0.18)            (0.02)           (0.16)            --
Year ended 11/30/1995.............       9.82         0.48             0.99              1.47            (0.48)            --
INVESTOR B SHARES
Year ended 3/31/2000..............     $10.94        $0.40           $(0.51)           $(0.11)          $(0.40)        $(0.01)
Year ended 3/31/1999..............      10.92         0.41             0.06              0.47            (0.41)         (0.04)
Year ended 3/31/1998..............      10.58         0.42             0.38              0.80            (0.42)         (0.04)
Year ended 3/31/1997..............      10.63         0.45            (0.05)             0.40            (0.45)            --
Period ended 3/31/1996(b).........      10.81         0.15            (0.18)            (0.03)           (0.15)            --
Year ended 11/30/1995.............       9.82         0.45             0.99              1.44            (0.45)            --
INVESTOR C SHARES
Year ended 3/31/2000..............     $10.94        $0.39           $(0.51)           $(0.12)          $(0.39)        $(0.01)
Year ended 3/31/1999..............      10.92         0.41             0.05              0.46            (0.40)         (0.04)
Year ended 3/31/1998(c)...........      10.58         0.42             0.38              0.80            (0.42)         (0.04)
Year ended 3/31/1997..............      10.63         0.45            (0.05)             0.40            (0.45)            --
Period ended 3/31/1996(b).........      10.81         0.15            (0.18)            (0.03)           (0.15)            --
Year ended 11/30/1995.............       9.82         0.45             0.99              1.44            (0.45)            --

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                       WITHOUT WAIVERS
                                                                                                       AND/OR EXPENSE
                                                                                                       REIMBURSEMENTS
                                                                                                       ---------------
                                                             RATIO OF        RATIO OF                     RATIO OF
        TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
      DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
         AND            VALUE        TOTAL       PERIOD     AVERAGE NET      AVERAGE       TURNOVER      AVERAGE NET
    DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS        NET ASSETS       RATE          ASSETS
    ------------------------------------------------------------------------------------------------------------------
       $(0.51)         $10.42        (0.02)%    $121,948       0.50%(a)        4.69%          28%           0.78%
        (0.54)          10.94         5.20       132,016       0.50            4.51           14            0.73
        (0.53)          10.92         8.45       125,654       0.50            4.54           25            0.75
        (0.50)          10.58         4.33        43,470       0.50            4.72            9            0.80
        (0.17)          10.63        (0.13)       38,222       0.50+           4.67+           3            0.83+
        (0.50)          10.81        15.42        40,383       0.55            4.76           17            0.80
       $(0.48)         $10.42        (0.27)%    $ 13,244       0.73%(a)        4.46%          28%           1.03%
        (0.51)          10.94         4.99        19,674       0.70            4.31           14            0.98
        (0.51)          10.92         8.24         9,446       0.70            4.34           25            0.95
        (0.48)          10.58         4.12         8,810       0.70            4.52            9            1.00
        (0.16)          10.63        (0.19)        8,625       0.70+           4.47+           3            1.03+
        (0.48)          10.81        15.20         9,175       0.75            4.56           17            1.00
       $(0.41)         $10.42        (0.96)%    $  6,812       1.41%(a)        3.78%          28%           1.78%
        (0.45)          10.94         4.37         8,310       1.30            3.71           14            1.73
        (0.46)          10.92         7.70         7,378       1.20            3.84           25            1.45
        (0.45)          10.58         3.81         7,601       1.00            4.22            9            1.30
        (0.15)          10.63        (0.29)        8,098       1.00+           4.17+           3            1.33+
        (0.45)          10.81        14.85         8,160       1.05            4.26           17            1.30
       $(0.40)         $10.42        (1.13)%    $    764       1.50%(a)        3.69%          28%           1.78%
        (0.44)          10.94         4.35           886       1.31            3.70           14            1.73
        (0.46)          10.92         7.70         1,034       1.20            3.84           25            1.45
        (0.45)          10.58         3.81         1,983       1.00            4.22            9            1.30
        (0.15)          10.63        (0.29)        2,445       1.00+           4.17+           3            1.33+
        (0.45)          10.81        14.85         2,606       1.05            4.26           17            1.30

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                       NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS
                                                         VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET
                                                       BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                       OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME
                                                       --------------------------------------------------------------------------
GEORGIA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2000...............................     $10.12        $0.46           $(0.59)           $(0.13)          $(0.46)
Year ended 3/31/1999...............................      10.00         0.46             0.12              0.58            (0.46)
Year ended 3/31/1998...............................       9.50         0.47             0.50              0.97            (0.47)
Year ended 3/31/1997...............................       9.48         0.47             0.02              0.49            (0.47)
Period ended 3/31/1996(b)..........................       9.72         0.16            (0.24)            (0.08)           (0.16)
Year ended 11/30/1995..............................       8.38         0.51             1.34              1.85            (0.51)
INVESTOR A SHARES
Year ended 3/31/2000...............................     $10.12        $0.43           $(0.59)           $(0.16)          $(0.43)
Year ended 3/31/1999...............................      10.00         0.44             0.12              0.56            (0.44)
Year ended 3/31/1998...............................       9.50         0.45             0.50              0.95            (0.45)
Year ended 3/31/1997...............................       9.48         0.45             0.02              0.47            (0.45)
Period ended 3/31/1996(b)..........................       9.72         0.14            (0.24)            (0.10)           (0.14)
Year ended 11/30/1995..............................       8.38         0.49             1.34              1.83            (0.49)
INVESTOR B SHARES
Year ended 3/31/2000...............................     $10.12        $0.37           $(0.59)           $(0.22)          $(0.37)
Year ended 3/31/1999...............................      10.00         0.37             0.12              0.49            (0.37)
Year ended 3/31/1998...............................       9.50         0.39             0.50              0.89            (0.39)
Year ended 3/31/1997...............................       9.48         0.40             0.02              0.42            (0.40)
Period ended 3/31/1996(b)..........................       9.72         0.14            (0.24)            (0.10)           (0.14)
Year ended 11/30/1995..............................       8.38         0.44             1.34              1.78            (0.44)
INVESTOR C SHARES
Year ended 3/31/2000...............................     $10.12        $0.36           $(0.59)           $(0.23)          $(0.36)
Year ended 3/31/1999...............................      10.00         0.37             0.12              0.49            (0.37)
Year ended 3/31/1998 (c)...........................       9.50         0.40             0.50              0.90            (0.40)
Year ended 3/31/1997...............................       9.48         0.42             0.02              0.44            (0.42)
Period ended 3/31/1996(b)..........................       9.72         0.14            (0.24)            (0.10)           (0.14)
Year ended 11/30/1995..............................       8.38         0.44             1.34              1.78            (0.44)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                       WITHOUT WAIVERS
                                                                                       AND/OR EXPENSE
                                                                                       REIMBURSEMENTS
                                                                                       ---------------
                                             RATIO OF        RATIO OF                     RATIO OF
                               NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
      NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
        VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
    END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------
       $ 9.53         (1.27)%   $13,064        0.60%           4.74%          50%           1.38%
        10.12          5.89       9,719        0.60            4.53           17            1.18
        10.00         10.43       8,138        0.60(a)         4.82           30            1.02
         9.50          5.29       5,550        0.60(a)         4.96           19            1.05
         9.48         (0.84)      2,068        0.60+(a)        4.96+           7            1.14+
         9.72         22.48       2,628        0.40(a)         5.42           26            1.09
       $ 9.53         (1.50)%   $ 1,853        0.83%           4.51%          50%           1.63%
        10.12          5.68       2,611        0.80            4.33           17            1.43
        10.00         10.22         483        0.80(a)         4.62           30            1.22
         9.50          5.05         208        0.80(a)         4.76           19            1.25
         9.48         (1.08)          7        0.80+(a)        4.76+           7            1.34+
         9.72         22.25           7        0.60(a)         5.22           26            1.29
       $ 9.53         (2.19)%   $10,285        1.54%           3.80%          50%           2.38%
        10.12          5.00      11,348        1.45            3.68           17            2.18
        10.00          9.54      10,052        1.42(a)         4.00           30            1.84
         9.50          4.50      10,182        1.35(a)         4.21           19            1.80
         9.48         (1.09)     12,254        1.35+(a)        4.21+           7            1.89+
         9.72         21.58      13,017        1.15(a)         4.67           26            1.84
       $ 9.53         (2.29)%   $    60        1.60%           3.74%          50%           2.38%
        10.12          4.97           3        1.49            3.64           17            2.18
        10.00          9.64          27        1.33(a)         4.09           30            1.75
         9.50          4.77          72        1.10(a)         4.46           19            1.55
         9.48         (1.03)         69        1.16+(a)        4.40+           7            1.70+
         9.72         21.59          69        1.15(a)         4.67           26            1.84

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
MARYLAND INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2000..............     $11.07        $0.50           $(0.48)           $ 0.02           $(0.50)        $(0.01)
Year ended 3/31/1999..............      11.01         0.50             0.06              0.56            (0.50)            --
Year ended 3/31/1998..............      10.70         0.51             0.31              0.82            (0.51)            --
Year ended 3/31/1997..............      10.80         0.51            (0.10)             0.41            (0.51)            --
Period ended 3/31/1996(b).........      10.95         0.17            (0.15)             0.02            (0.17)            --
Year ended 11/30/1995.............      10.00         0.51             0.98              1.49            (0.51)         (0.03)
INVESTOR A SHARES
Year ended 3/31/2000..............     $11.07        $0.47           $(0.48)           $(0.01)          $(0.47)        $(0.01)
Year ended 3/31/1999..............      11.01         0.48             0.06              0.54            (0.48)            --
Year ended 3/31/1998..............      10.70         0.49             0.31              0.80            (0.49)            --
Year ended 3/31/1997..............      10.80         0.48            (0.10)             0.38            (0.48)            --
Period ended 3/31/1996(b).........      10.95         0.16            (0.15)             0.01            (0.16)            --
Year ended 11/30/1995.............      10.00         0.48             0.98              1.46            (0.48)         (0.03)
INVESTOR B SHARES
Year ended 3/31/2000..............     $11.07        $0.40           $(0.48)           $(0.08)          $(0.40)        $(0.01)
Year ended 3/31/1999..............      11.01         0.41             0.06              0.47            (0.41)            --
Year ended 3/31/1998..............      10.70         0.43             0.31              0.74            (0.43)            --
Year ended 3/31/1997..............      10.80         0.45            (0.10)             0.35            (0.45)            --
Period ended 3/31/1996(b).........      10.95         0.15            (0.15)             0.00            (0.15)            --
Year ended 11/30/1995.............      10.00         0.45             0.98              1.43            (0.45)         (0.03)
INVESTOR C SHARES
Year ended 3/31/2000..............     $11.07        $0.39           $(0.48)           $(0.09)          $(0.39)        $(0.01)
Year ended 3/31/1999..............      11.01         0.41             0.06              0.47            (0.41)            --
Year ended 3/31/1998..............      10.70         0.43             0.31              0.74            (0.43)            --
Year ended 3/31/1997..............      10.80         0.45            (0.10)             0.35            (0.45)            --
Period ended 3/31/1996(b).........      10.95         0.15            (0.15)             0.00            (0.15)            --
Year ended 11/30/1995.............      10.00         0.45             0.98              1.43            (0.45)         (0.03)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.51)         $10.58          0.17%    $169,218       0.50%          4.65%           21%           0.76%
    (0.50)          11.07          5.17      183,356       0.50            4.51           22            0.74
    (0.51)          11.01          7.83       84,715       0.50            4.63           12            0.80
    (0.51)          10.70          3.83       63,549       0.50(a)         4.70           10            0.78
    (0.17)          10.80          0.16       61,337       0.50+(a)        4.62+           4            0.81+
    (0.54)          10.95         15.16       62,460       0.55(a)         4.76           11            0.80
   $(0.48)         $10.58         (0.06)%   $ 16,454       0.73%          4.42%           21%           1.01%
    (0.48)          11.07          4.96       17,166       0.70            4.31           22            0.99
    (0.49)          11.01          7.61       15,558       0.70            4.43           12            1.00
    (0.48)          10.70          3.62       14,988       0.70(a)         4.50           10            0.98
    (0.16)          10.80          0.09       19,456       0.70+(a)        4.42+           4            1.01+
    (0.51)          10.95         14.94       21,208       0.75(a)         4.56           11            1.00
   $(0.41)         $10.58         (0.74)%   $  5,662       1.42%          3.73%           21%           1.76%
    (0.41)          11.07          4.33        5,989       1.30            3.71           22            1.74
    (0.43)          11.01          7.07        4,804       1.20            3.93           12            1.50
    (0.45)          10.70          3.31        4,299       1.00(a)         4.20           10            1.28
    (0.15)          10.80        (0.01)        4,500       1.00+(a)        4.12+           4            1.31+
    (0.48)          10.95         14.59        4,485       1.05(a)         4.26           11            1.30
   $(0.40)         $10.58         (0.82)%   $    335       1.50%          3.65%           21%           1.76%
    (0.41)          11.07          4.31          561       1.32            3.69           22            1.74
    (0.43)          11.01          7.07          840       1.20            3.93           12            1.50
    (0.45)          10.70          3.31        2,017       1.00(a)         4.20           10            1.28
    (0.15)          10.80        (0.01)        2,900       1.00+(a)        4.12+           4            1.31+
    (0.48)          10.95         14.59        2,808       1.05(a)         4.26           11            1.30

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2000(c)...........      $9.99        $0.42           $(0.45)           $(0.03)          $(0.42)        $(0.01)
Year ended 3/31/1999..............       9.94         0.43             0.05              0.48            (0.43)         (0.00)#
Year ended 3/31/1998..............       9.41         0.45             0.53              0.98            (0.45)            --
Year ended 3/31/1997..............       9.39         0.46             0.02              0.48            (0.46)            --
Period ended 3/31/1996(b).........       9.63         0.15            (0.24)            (0.09)           (0.15)            --
Year ended 11/30/1995.............       8.37         0.48             1.26              1.74            (0.48)            --
INVESTOR A SHARES
Year ended 3/31/2000(c)...........      $9.99        $0.40           $(0.45)           $(0.05)          $(0.40)        $(0.01)
Year ended 3/31/1999..............       9.94         0.41             0.05              0.46            (0.41)         (0.00)#
Year ended 3/31/1998..............       9.41         0.43             0.53              0.96            (0.43)            --
Year ended 3/31/1997..............       9.39         0.44             0.02              0.46            (0.44)            --
Period ended 3/31/1996(b).........       9.63         0.14            (0.24)            (0.10)           (0.14)            --
Year ended 11/30/1995.............       8.37         0.46             1.26              1.72            (0.46)            --
INVESTOR B SHARES
Year ended 3/31/2000(c)...........      $9.99        $0.33           $(0.45)           $(0.12)          $(0.33)        $(0.01)
Year ended 3/31/1999..............       9.94         0.35             0.05              0.40            (0.35)         (0.00)#
Year ended 3/31/1998..............       9.41         0.37             0.53              0.90            (0.37)            --
Year ended 3/31/1997..............       9.39         0.39             0.02              0.41            (0.39)            --
Period ended 3/31/1996(b).........       9.63         0.13            (0.24)            (0.11)           (0.13)            --
Year ended 11/30/1995.............       8.37         0.41             1.26              1.67            (0.41)            --
INVESTOR C SHARES
Year ended 3/31/2000(c)...........      $9.99        $0.33           $(0.45)           $(0.12)          $(0.33)        $(0.01)
Year ended 3/31/1999..............       9.94         0.34             0.05              0.39            (0.34)         (0.00)#
Year ended 3/31/1998..............       9.41         0.39             0.53              0.92            (0.39)            --
Year ended 3/31/1997..............       9.39         0.42             0.02              0.44            (0.42)            --
Period ended 3/31/1996(b).........       9.63         0.13            (0.24)            (0.11)           (0.13)            --
Year ended 11/30/1995.............       8.37         0.41             1.26              1.67            (0.41)            --

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.43)          $9.53        (0.25)%    $17,587        0.60%           4.41%          50%           1.22%
    (0.43)           9.99         4.92       17,033        0.60            4.29           22            1.07
    (0.45)           9.94        10.62        9,049        0.60            4.61           17            1.07
    (0.46)           9.41         5.20        4,596        0.60            4.88           18            1.12
    (0.15)           9.39        (0.95)       2,788        0.60+           4.72+           7            1.23+
    (0.48)           9.63        21.23        2,595        0.40            5.14           11            1.26
   $(0.41)          $9.53        (0.49)%    $ 1,781        0.83%           4.18%          50%           1.47%
    (0.41)           9.99         4.71        1,751        0.80            4.09           22            1.32
    (0.43)           9.94        10.40        1,902        0.80            4.41           17            1.27
    (0.44)           9.41         4.99        1,409        0.80            4.68           18            1.32
    (0.14)           9.39        (1.01)       1,086        0.80+           4.52+           7            1.43+
    (0.46)           9.63        20.99        1,031        0.60            4.94           11            1.46
   $(0.34)          $9.53        (1.19)%    $16,034        1.54%           3.47%          50%           2.22%
    (0.35)           9.99         4.03       16,124        1.45            3.44           22            2.07
    (0.37)           9.94         9.72       11,071        1.42            3.79           17            1.89
    (0.39)           9.41         4.42        8,099        1.35            4.13           18            1.87
    (0.13)           9.39        (1.19)       9,662        1.35+           3.97+           7            1.98+
    (0.41)           9.63        20.33       10,002        1.15            4.39           11            2.01
   $(0.34)          $9.53        (1.23)%    $   214        1.60%           3.41%          50%           2.22%
    (0.34)           9.99         4.01            3        1.47            3.42           22            2.07
    (0.39)           9.94         9.88            3        1.33            3.88           17            1.80
    (0.42)           9.41         4.73            2        1.10            4.38           18            1.62
    (0.13)           9.39        (1.13)           2        1.16+           4.16+           7            1.79+
    (0.41)           9.63        20.29            2        1.15            4.39           11            2.01

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
NORTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2000..............     $10.71        $0.48           $(0.48)           $(0.00)          $(0.48)        $(0.02)
Year ended 3/31/1999..............      10.70         0.49             0.04              0.53            (0.49)         (0.03)
Year ended 3/31/1998..............      10.34         0.49             0.36              0.85            (0.49)            --
Year ended 3/31/1997..............      10.36         0.47            (0.02)             0.45            (0.47)            --
Period ended 3/31/1996(b).........      10.51         0.16            (0.15)             0.01            (0.16)            --
Year ended 11/30/1995.............       9.53         0.45             0.99              1.44            (0.45)#        (0.01)
INVESTOR A SHARES
Year ended 3/31/2000..............     $10.71        $0.46           $(0.48)           $(0.02)          $(0.46)        $(0.02)
Year ended 3/31/1999..............      10.70         0.47             0.04              0.51            (0.47)         (0.03)
Year ended 3/31/1998..............      10.34         0.47            (0.36)             0.83            (0.47)            --
Year ended 3/31/1997..............      10.36         0.45            (0.02)             0.43            (0.45)            --
Period ended 3/31/1996(b).........      10.51         0.15            (0.15)             0.00            (0.15)            --
Year ended 11/30/1995.............       9.53         0.43             0.99              1.42            (0.43)#        (0.01)
INVESTOR B SHARES
Year ended 3/31/2000..............     $10.71        $0.39           $(0.48)           $(0.09)          $(0.39)        $(0.02)
Year ended 3/31/1999..............      10.70         0.40             0.04              0.44            (0.40)         (0.03)
Year ended 3/31/1998..............      10.34         0.42             0.36              0.78            (0.42)            --
Year ended 3/31/1997..............      10.36         0.42            (0.02)             0.40            (0.42)            --
Period ended 3/31/1996(b).........      10.51         0.14            (0.15)            (0.01)           (0.14)            --
Year ended 11/30/1995.............       9.53         0.40             0.99              1.39            (0.40)#        (0.01)
INVESTOR C SHARES
Year ended 3/31/2000..............     $10.71        $0.38           $(0.48)           $(0.10)          $(0.38)        $(0.02)
Year ended 3/31/1999..............      10.70         0.42             0.02              0.44            (0.40)         (0.03)
Year ended 3/31/1998..............      10.34         0.42             0.36              0.78            (0.42)            --
Year ended 3/31/1997..............      10.36         0.42            (0.02)             0.40            (0.42)            --
Period ended 3/31/1996(b).........      10.51         0.14            (0.15)            (0.01)           (0.14)            --
Year ended 11/30/1995.............       9.53         0.40             0.99              1.39            (0.40)#        (0.01)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Amount includes distributions in excess of net investment income, which were less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.50)         $10.21        0.05%      $175,650       0.50%(a)        4.67%           19%          0.76%
    (0.52)          10.71         5.03       193,398       0.50            4.57            16           0.71
    (0.49)          10.70         8.39       179,729       0.50(a)         4.69            21           0.76
    (0.47)          10.34         4.45        25,855       0.50(a)         4.57            26           0.82
    (0.16)          10.36         0.05        21,161      0.50+           4.47+             3          0.87+
    (0.46)          10.51        15.41        20,916       0.57(a)         4.47            57           0.84
   $(0.48)         $10.21        (0.18)%    $  9,684       0.73%(a)        4.44%           19%          1.01%
    (0.50)          10.71         4.82        10,099       0.70            4.37            16           0.96
    (0.47)          10.70         8.17         8,572       0.70(a)         4.49            21           0.96
    (0.45)          10.34         4.25         5,723       0.70(a)         4.37            26           1.02
    (0.15)          10.36        (0.01)        7,672      0.70+           4.27+             3          1.07+
    (0.44)          10.51        15.18         8,525       0.77(a)         4.27            57           1.04
   $(0.41)         $10.21        (0.87)%    $  5,212       1.41%(a)        3.76%           19%          1.76%
    (0.43)          10.71         4.20         6,671       1.30            3.77            16           1.71
    (0.42)          10.70         7.64         6,859       1.20(a)         3.99            21           1.46
    (0.42)          10.34         3.94         6,796       1.00(a)         4.07            26           1.32
    (0.14)          10.36        (0.12)        8,102      1.00+           3.97+             3          1.37+
    (0.41)          10.51        14.84         7,848       1.07(a)         3.97            57           1.34
   $(0.40)         $10.21        (0.95)%    $     88       1.50%(a)        3.67%           19%          1.76%
    (0.43)          10.71         4.18           109       1.31            3.76            16           1.71
    (0.42)          10.70         7.64           822       1.20(a)         3.99            21           1.46
    (0.42)          10.34         3.94         1,364       1.00(a)         4.07            26           1.32
    (0.14)          10.36        (0.12)        1,379      1.00+           3.97+             3          1.37+
    (0.41)          10.51        14.84         1,366       1.07(a)         3.97            57           1.34

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                       NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS
                                                         VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET
                                                       BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                       OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME
                                                       --------------------------------------------------------------------------
NORTH CAROLINA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2000(c)............................     $10.08        $0.45           $(0.56)           $(0.11)          $(0.45)
Year ended 3/31/1999...............................      10.01         0.45             0.08              0.53            (0.46)
Year ended 3/31/1998...............................       9.47         0.47             0.54              1.01            (0.47)
Year ended 3/31/1997...............................       9.49         0.47            (0.02)             0.45            (0.47)
Period ended 3/31/1996(b)..........................       9.73         0.16            (0.24)            (0.08)           (0.16)
Year ended 11/30/1995..............................       8.36         0.50             1.37              1.87            (0.50)
INVESTOR A SHARES
Year ended 3/31/2000(c)............................     $10.08        $0.43           $(0.56)           $(0.13)          $(0.43)
Year ended 3/31/1999...............................      10.01         0.43             0.08              0.51            (0.44)
Year ended 3/31/1998...............................       9.47         0.45             0.54             (0.99)           (0.45)
Year ended 3/31/1997...............................       9.49         0.45            (0.02)             0.43            (0.45)
Period ended 3/31/1996(b)..........................       9.73         0.15            (0.24)            (0.09)           (0.15)
Year ended 11/30/1995..............................       8.36         0.49             1.37              1.86            (0.49)
INVESTOR B SHARES
Year ended 3/31/2000(c)............................     $10.08        $0.37           $(0.56)           $(0.19)          $(0.37)
Year ended 3/31/1999...............................      10.01         0.38             0.07              0.45            (0.38)
Year ended 3/31/1998...............................       9.47         0.39             0.54              0.93            (0.39)
Year ended 3/31/1997...............................       9.49         0.40            (0.02)             0.38            (0.40)
Period ended 3/31/1996(b)..........................       9.73         0.13            (0.24)            (0.11)           (0.13)
Year ended 11/30/1995..............................       8.36         0.43             1.37              1.80            (0.43)
INVESTOR C SHARES
Year ended 3/31/2000(c)............................     $10.08        $0.37           $(0.57)           $(0.20)          $(0.37)
Year ended 3/31/1999...............................      10.01         0.37             0.07              0.44            (0.37)
Year ended 3/31/1998(c)............................       9.47         0.40             0.54              0.94             0.40
Year ended 3/31/1997...............................       9.49         0.42            (0.02)             0.40            (0.42)
Period ended 3/31/1996(b)..........................       9.73         0.14            (0.24)            (0.10)           (0.14)
Year ended 11/30/1995..............................       8.36         0.43             1.37              1.80            (0.43)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                   WITHOUT WAIVERS
                                                                                   AND/OR EXPENSE
                                                                                   REIMBURSEMENTS
                                                                                   ---------------
                                         RATIO OF        RATIO OF                     RATIO OF
                           NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
--------------------------------------------------------------------------------------------------
   $ 9.52         (0.98)%   $17,787        0.60%(a)        4.74%          37%           1.13%
    10.08          5.39      16,293        0.60(a)         4.57           11            1.00
    10.01         10.86       6,452        0.60(a)         4.78           20            0.93
     9.47          4.84       3,095        0.60(a)         4.95           28            0.94
     9.49         (0.87)      1,593       0.60+           4.86+           22           0.99+
     9.73         22.87       1,293        0.38(a)         5.43           40            0.96
   $ 9.52         (1.20)%   $ 1,528        0.83%(a)        4.51%          37%           1.38%
    10.08          5.20       1,028        0.80(a)         4.37           11            1.25
    10.01         10.64         609        0.80(a)         4.58           20            1.13
     9.47          4.62         594        0.80(a)         4.75           28            1.14
     9.49         (0.94)        448       0.80+           4.66+           22           1.19+
     9.73         22.63         347        0.58(a)         5.23           40            1.16
   $ 9.52         (1.90)%   $20,207        1.54%(a)        3.80%          37%           2.13%
    10.08          4.53      24,656        1.45(a)         3.72           11            2.00
    10.01          9.96      25,187        1.42(a)         3.96           20            1.75
     9.47          4.06      23,863        1.35(a)         4.20           28            1.69
     9.49         (1.12)     28,298       1.35+           4.11+           22           1.74+
     9.73         21.96      30,048        1.13(a)         4.68           40            1.71
   $ 9.51         (1.99)%   $    54        1.60%(a)        3.74%          37%           2.13%
    10.08          4.50           3        1.47(a)         3.70           11            2.00
    10.01         10.07           3        1.33(a)         4.05           20            1.66
     9.47          4.32          18        1.10(a)         4.45           28            1.44
     9.49         (1.04)         17       1.14+           4.32+           22           1.53+
     9.73         21.93           2        1.13(a)         4.68           40            1.71

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
SOUTH CAROLINA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2000(d)...........     $10.79        $0.51           $(0.51)               --           $(0.51)        $(0.01)
Year ended 3/31/1999..............      10.79         0.51             0.04              0.55            (0.51)         (0.04)
Year ended 3/31/1998..............      10.50         0.52             0.29              0.81            (0.52)          0.00(c)
Year ended 3/31/1997..............      10.52         0.51            (0.02)             0.49            (0.51)            --
Period ended 3/31/1996(b).........      10.69         0.17            (0.17)             0.00            (0.17)            --
Year ended 11/30/1995.............       9.76         0.51             0.93              1.44            (0.51)            --
INVESTOR A SHARES
Year ended 3/31/2000(d)...........     $10.79        $0.49           $(0.51)           $(0.02)          $(0.49)        $(0.01)
Year ended 3/31/1999..............      10.79         0.49             0.04              0.53            (0.49)         (0.04)
Year ended 3/31/1998..............      10.50         0.50             0.29              0.79            (0.50)          0.00(c)
Year ended 3/31/1997..............      10.52         0.49            (0.02)             0.47            (0.49)            --
Period ended 3/31/1996(b).........      10.69         0.16            (0.17)            (0.01)           (0.16)            --
Year ended 11/30/1995.............       9.76         0.49             0.93              1.42            (0.49)            --
INVESTOR B SHARES
Year ended 3/31/2000(d)...........     $10.79        $0.41           $(0.51)           $(0.10)           (0.41)        $(0.01)
Year ended 3/31/1999..............      10.79         0.43             0.04              0.47            (0.43)         (0.04)
Year ended 3/31/1998..............      10.50         0.44             0.29              0.73            (0.44)          0.00(c)
Year ended 3/31/1997..............      10.52         0.45            (0.02)             0.43            (0.45)            --
Period ended 3/31/1996(b).........      10.69         0.15            (0.17)            (0.02)           (0.15)            --
Year ended 11/30/1995.............       9.76         0.46             0.93              1.39            (0.46)            --
INVESTOR C SHARES
Year ended 3/31/2000(d)...........     $10.79        $0.40           $(0.51)           $(0.11)          $(0.40)        $(0.01)
Year ended 3/31/1999..............      10.79         0.42             0.04              0.46            (0.42)         (0.04)
Year ended 3/31/1998..............      10.50         0.44             0.29              0.73            (0.44)          0.00(c)
Year ended 3/31/1997..............      10.52         0.45            (0.02)             0.43            (0.45)            --
Period ended 3/31/1996(b).........      10.69         0.15            (0.17)            (0.02)           (0.15)            --
Year ended 11/30/1995.............       9.76         0.46             0.93              1.39            (0.46)            --

---------------

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Amount represents less than $0.01%.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Amount represents less than $0.01 per share.

 (d) Per share net investment income has been calculated using the average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                       WITHOUT WAIVERS
                                                                                                       AND/OR EXPENSE
                                                                                                       REIMBURSEMENTS
                                                                                                       ---------------
                                                             RATIO OF        RATIO OF                     RATIO OF
        TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
      DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
         AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
    DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------
       $(0.52)         $10.27          0.09%    $204,854       0.50%(a)        4.88%          14%           0.74%
        (0.55)          10.79          5.22      239,195    0.50(a)            4.75            9            0.69
        (0.52)          10.79          7.88      253,090    0.50(a)            4.86           16            0.75
        (0.51)          10.50          4.71       48,918    0.50(a)            4.80           13            0.79
        (0.17)          10.52          0.00#      41,817       0.50+(a)        4.81+           6            0.82+
        (0.51)          10.69         15.02       45,255    0.55(a)            4.92           11            0.75
       $(0.50)         $10.27         (0.14)%   $ 17,396       0.73%(a)        4.65%          14%           0.99%
        (0.53)          10.79          5.01       18,729    0.70(a)            4.55            9            0.94
        (0.50)          10.79          7.67       13,945    0.70(a)            4.66           16            0.95
        (0.49)          10.50          4.51       10,465    0.70(a)            4.60           13            0.99
        (0.16)          10.52         (0.07)      14,288       0.70+(a)        4.61+           6            1.02+
        (0.49)          10.69         14.79       14,452    0.75(a)            4.72           11            0.95
       $(0.42)         $10.27         (0.82)%   $  7,310       1.41%(a)        3.97%          14%           1.74%
        (0.47)          10.79          4.39        8,542    1.30(a)            3.95            9            1.69
        (0.44)          10.79          7.13        6,819    1.20(a)            4.16           16            1.45
        (0.45)          10.50          4.19        5,738    1.00(a)            4.30           13            1.29
        (0.15)          10.52         (0.17)       6,968       1.00+(a)        4.31+           6            1.32+
        (0.46)          10.69         14.45        6,457    1.05(a)            4.42           11            1.25
       $(0.41)         $10.27         (0.91)%   $  2,755       1.50%(a)        3.88%          14%           1.74%
        (0.46)          10.79          4.36        3,102    1.32(a)            3.93            9            1.69
        (0.44)          10.79          7.13        2,698    1.20(a)            4.16           16            1.45
        (0.45)          10.50          4.20        5,089    1.00(a)            4.30           13            1.29
        (0.15)          10.52         (0.17)       5,409       1.00+(a)        4.31+           6            1.32+
        (0.46)          10.69         14.45        5,527    1.05(a)            4.42           11            1.25

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
SOUTH CAROLINA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2000(c)...........     $10.30        $0.46           $(0.55)           $(0.09)          $(0.46)            --
Year ended 3/31/1999..............      10.26         0.49             0.03              0.52            (0.48)            --
Year ended 3/31/1998..............       9.79         0.49             0.47              0.96            (0.49)         (0.00)#
Year ended 3/31/1997..............       9.77         0.49             0.02              0.51            (0.49)            --
Period ended 3/31/1996(b).........       9.99         0.17            (0.22)            (0.05)           (0.17)            --
Year ended 11/30/1995.............       8.65         0.52             1.34              1.86            (0.52)            --
INVESTOR A SHARES
Year ended 3/31/2000(c)...........     $10.30        $0.45           $(0.55)           $(0.10)          $(0.45)            --
Year ended 3/31/1999..............      10.26         0.44             0.06              0.50            (0.46)            --
Year ended 3/31/1998..............       9.79         0.47             0.47              0.94            (0.47)         (0.00)#
Year ended 3/31/1997..............       9.77         0.47             0.02              0.49            (0.47)            --
Period ended 3/31/1996(b).........       9.99         0.16            (0.22)            (0.06)           (0.16)            --
Year ended 11/30/1995.............       8.65         0.50             1.34              1.84            (0.50)            --
INVESTOR B SHARES
Year ended 3/31/2000(c)...........     $10.30        $0.38           $(0.55)           $(0.17)          $(0.38)            --
Year ended 3/31/1999..............      10.26         0.39             0.04              0.43            (0.39)            --
Year ended 3/31/1998..............       9.79         0.40             0.47              0.87            (0.40)         (0.00)#
Year ended 3/31/1997..............       9.77         0.42             0.02              0.44            (0.42)            --
Period ended 3/31/1996(b).........       9.99         0.14            (0.22)            (0.08)           (0.14)            --
Year ended 11/30/1995.............       8.65         0.45             1.34              1.79            (0.45)            --
INVESTOR C SHARES
Year ended 3/31/2000(c)...........     $10.30        $0.38           $(0.55)           $(0.17)          $(0.38)            --
Year ended 3/31/1999 (c)..........      10.26         0.39             0.04              0.43            (0.39)            --
Year ended 3/31/1998..............       9.79         0.42             0.47              0.89            (0.42)         (0.00)#
Year ended 3/31/1997..............       9.77         0.44             0.02              0.46            (0.44)            --
Period ended 3/31/1996(b).........       9.99         0.15            (0.22)            (0.07)           (0.15)            --
Year ended 11/30/1995.............       8.65         0.45             1.34              1.79            (0.45)            --

---------------

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                       WITHOUT WAIVERS
                                                                                                       AND/OR EXPENSE
                                                                                                       REIMBURSEMENTS
                                                                                                       ---------------
                                                             RATIO OF        RATIO OF                     RATIO OF
        TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
      DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
         AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
    DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------------
       $(0.46)         $ 9.75         (0.72)%   $28,784     0.60%(a)           4.79%          71%           1.28%
        (0.48)          10.30          5.13      12,793        0.60            4.62            3            1.18
        (0.49)          10.26         10.04       9,455        0.60(a)         4.79            9            0.99
        (0.49)           9.79          5.32       5,113        0.60(a)         4.99           30            1.00
        (0.17)           9.77         (0.57)      2,058        0.60+(a)        4.96+          20            1.13+
        (0.52)           9.99         21.99       1,782        0.40(a)         5.44           13            1.08
       $(0.45)         $ 9.75         (0.95)%   $   906     0.83%(a)           4.56%          71%           1.53%
        (0.46)          10.30          4.92       1,060        0.80            4.42            3            1.43
        (0.47)          10.26          9.82       1,517        0.80(a)         4.59            9            1.19
        (0.47)           9.79          5.12         811        0.80(a)         4.79           30            1.20
        (0.16)           9.77         (0.64)      1,219        0.80+(a)        4.76+          20            1.33+
        (0.50)           9.99         21.74       1,238        0.60(a)         5.24           13            1.28
       $(0.38)         $ 9.75         (1.65)%   $ 8,974     1.54%(a)           3.85%          71%           2.28%
        (0.39)          10.30          4.25      10,905        1.44            3.78            3            2.18
        (0.40)          10.26          9.15      10,394        1.42(a)         3.97            9            1.81
        (0.42)           9.79          4.54      12,104        1.35(a)         4.24           30            1.75
        (0.14)           9.77         (0.82)     12,991        1.35+(a)        4.21+          20            1.88+
        (0.45)           9.99         21.08      12,670        1.15(a)         4.69           13            1.83
       $(0.38)         $ 9.75         (1.71)%   $    41     1.60%(a)           3.79%          71%           2.28%
        (0.39)          10.30          4.23          77        1.44            3.78            3            2.18
        (0.42)          10.26          9.29          28        1.33(a)         4.06            9            1.72
        (0.44)           9.79          4.80         247        1.10(a)         4.49           30            1.50
        (0.15)           9.77         (0.76)        264        1.17+(a)        4.39+          20            1.70+
        (0.45)           9.99         21.01          20        1.15(a)         4.69           13            1.83

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
TENNESSEE INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2000(c)...........     $10.46        $0.47           $(0.54)           $(0.07)          $(0.47)        $(0.01)
Year ended 3/31/1999..............      10.40         0.47             0.06              0.53            (0.47)            --
Year ended 3/31/1998..............      10.08         0.47             0.32              0.79            (0.47)            --
Year ended 3/31/1997..............      10.09         0.46            (0.01)             0.45            (0.46)            --
Period ended 3/31/1996(b).........      10.23         0.15            (0.14)             0.01            (0.15)            --
Year ended 11/30/1995.............       9.30         0.46             0.93              1.39            (0.46)            --
INVESTOR A SHARES
Year ended 3/31/2000(c)...........     $10.46        $0.44           $(0.54)           $(0.10)          $(0.44)        $(0.01)
Year ended 3/31/1999..............      10.40         0.45             0.06              0.51            (0.45)            --
Year ended 3/31/1998..............      10.08         0.45             0.32              0.77            (0.45)            --
Year ended 3/31/1997..............      10.09         0.44            (0.01)             0.43            (0.44)            --
Period ended 3/31/1996(b).........      10.23         0.15            (0.14)             0.01            (0.15)            --
Year ended 11/30/1995.............       9.30         0.44             0.93              1.37            (0.44)            --
INVESTOR B SHARES
Year ended 3/31/2000(c)...........     $10.46        $0.38           $(0.54)           $(0.16)          $(0.38)        $(0.01)
Year ended 3/31/1999..............      10.40         0.38             0.06              0.44            (0.38)            --
Year ended 3/31/1998..............      10.08         0.40             0.32              0.72            (0.40)            --
Year ended 3/31/1997..............      10.09         0.41            (0.01)             0.40            (0.41)            --
Period ended 3/31/1996(b).........      10.23         0.14            (0.14)             0.00            (0.14)            --
Year ended 11/30/1995.............       9.30         0.41             0.93              1.34            (0.41)            --
INVESTOR C SHARES
Year ended 3/31/2000(c)...........     $10.45        $0.39           $(0.57)           $(0.18)          $(0.39)        $(0.01)
Year ended 3/31/1999..............      10.40         0.39             0.05              0.44            (0.39)            --
Year ended 3/31/1998..............      10.08         0.40             0.32              0.72            (0.40)            --
Year ended 3/31/1997..............      10.09         0.42            (0.01)             0.41            (0.42)            --
Period ended 3/31/1996(b).........      10.23         0.14            (0.14)             0.00            (0.14)            --
Year ended 11/30/1995.............       9.30         0.41             0.93              1.34            (0.41)            --

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                   WITHOUT WAIVERS
                                                                                                   AND/OR EXPENSE
                                                                                                   REIMBURSEMENTS
                                                                                                   ---------------
                                                         RATIO OF        RATIO OF                     RATIO OF
    TOTAL                                  NET ASSETS    OPERATING    NET INVESTMENT                  OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO     INCOME TO      PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET     TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         RATE        NET ASSETS
------------------------------------------------------------------------------------------------------------------
   $(0.48)         $ 9.91        (0.67)%    $37,736         0.50%(a)       4.62%          49%           0.94%
    (0.47)          10.46         5.18       42,826         0.50           4.48           22            0.85
    (0.47)          10.40         7.99       39,091         0.50(a)        4.58           38            0.84
    (0.46)          10.08         4.54        8,869         0.50(a)        4.55           28            0.93
    (0.15)          10.09         0.12        8,408         0.50+          4.51+           3            1.02+
    (0.46)          10.23        15.22        7,160         0.57(a)        4.65           34            0.92
   $(0.45)         $ 9.91        (0.90)%    $ 7,810         0.73%(a)       4.39%          49%           1.19%
    (0.45)          10.46         4.97        9,242         0.70           4.28           22            1.10
    (0.45)          10.40         7.77        8,061         0.70(a)        4.38           38            1.04
    (0.44)          10.08         4.33        6,840         0.70(a)        4.35           28            1.13
    (0.15)          10.09         0.06        7,439         0.70+          4.31+           3            1.22+
    (0.44)          10.23        15.00        7,573         0.77(a)        4.45           34            1.12
   $(0.39)         $ 9.91        (1.58)%    $ 1,783         1.41%(a)       3.71%          49%           1.94%
    (0.38)          10.46         4.34        3,007         1.30           3.68           22            1.85
    (0.40)          10.40         7.24        2,924         1.20(a)        3.88           38            1.54
    (0.41)          10.08         4.02        3,050         1.00(a)        4.05           28            1.43
    (0.14)          10.09        (0.04)       3,528         1.00+          4.01+           3            1.52+
    (0.41)          10.23        14.65        3,573         1.07(a)        4.15           34            1.42
   $(0.40)         $ 9.87        (1.96)%    $     3         1.50%(a)       3.62%          49%           1.94%
    (0.39)          10.45         4.28           33         1.11           3.87           22            1.85
    (0.40)          10.40         7.29            3         1.20(a)        3.88           38            1.54
    (0.42)          10.08         4.08            2         1.00(a)        4.05           28            1.43
    (0.14)          10.09        (0.02)           2         1.00+          4.01+           3            1.52+
    (0.41)          10.23        14.62            2         1.07(a)        4.15           34            1.42

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                       NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS
                                                         VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET
                                                       BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                       OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME
                                                       --------------------------------------------------------------------------
TENNESSEE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2000(c)............................     $10.30        $0.47           $(0.62)           $(0.15)          $(0.47)
Year ended 3/31/1999...............................      10.22         0.48             0.08              0.56            (0.48)
Year ended 3/31/1998...............................       9.70         0.48             0.52              1.00            (0.48)
Year ended 3/31/1997...............................       9.68         0.48             0.02              0.50            (0.48)
Period ended 3/31/1996(b)..........................       9.87         0.16            (0.19)            (0.03)           (0.16)
Year ended 11/30/1995..............................       8.58         0.52             1.29              1.81            (0.52)
INVESTOR A SHARES
Year ended 3/31/2000(c)............................     $10.30        $0.43           $(0.62)           $(0.19)          $(0.43)
Year ended 3/31/1999(c)............................      10.22         0.43             0.11              0.54            (0.46)
Year ended 3/31/1998...............................       9.70         0.46             0.52              0.98            (0.46)
Year ended 3/31/1997...............................       9.68         0.46             0.02              0.48            (0.46)
Period ended 3/31/1996(b)..........................       9.87         0.15            (0.19)            (0.04)           (0.15)
Year ended 11/30/1995..............................       8.58         0.50             1.29              1.79            (0.50)
INVESTOR B SHARES
Year ended 3/31/2000(c)............................     $10.30        $0.38           $(0.62)           $(0.24)          $(0.38)
Year ended 3/31/1999...............................      10.22         0.39             0.08              0.47            (0.39)
Year ended 3/31/1998...............................       9.70         0.40             0.52              0.92            (0.40)
Year ended 3/31/1997...............................       9.68         0.40             0.02              0.42            (0.40)
Period ended 3/31/1996(b)..........................       9.87         0.14            (0.19)            (0.05)           (0.14)
Year ended 11/30/1995..............................       8.58         0.45             1.29              1.74            (0.45)
INVESTOR C SHARES
Year ended 3/31/2000(c)............................     $10.30        $0.36           $(0.62)           $(0.26)          $(0.36)
Year ended 3/31/1999(c)............................      10.22         0.38             0.09              0.47            (0.39)
Year ended 3/31/1998(c)............................       9.70         0.40             0.52              0.92            (0.40)
Year ended 3/31/1997...............................       9.68         0.43             0.02              0.45            (0.43)
Period ended 3/31/1996 (b).........................       9.87         0.14            (0.19)            (0.05)           (0.14)
Year ended 11/30/1995..............................       8.58         0.45             1.29              1.74            (0.45)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                 WITHOUT WAIVERS
                                                       RATIO OF                                  AND/OR EXPENSE
                                                       OPERATING                                 REIMBURSEMENTS
                                                      EXPENSES TO                                ---------------
                                         RATIO OF     AVERAGE NET      RATIO OF                     RATIO OF
                           NET ASSETS    OPERATING      ASSETS      NET INVESTMENT                  OPERATING
  NET ASSET                  END OF     EXPENSES TO    INCLUDING      INCOME TO      PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET    INTEREST      AVERAGE NET     TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS        EXPENSE         ASSETS         RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------
$9.68            (1.36)%     $5,114        0.60%           --            4.83%          34%           2.14%
10.30             5.53        5,762        0.60            --            4.61           40            1.55
10.22            10.45        4,559        0.60              (a)         4.74           19            1.20
9.70              5.23        2,594        0.60              (a)         4.91           31            1.24
9.68             (0.30)         975        0.60+         0.61%+          4.92+           2            1.47+
9.87             21.52          768        0.40              (a)         5.49           45            1.27
$9.68            (1.59)%     $1,357        0.83%           --            4.60%          34%           2.39%
10.30             5.32          484        0.80            --            4.41           40            1.80
10.22            10.23        1,440        0.80                          4.54           19            1.40
9.70              5.02        1,018        0.80              (a)         4.71           31            1.44
9.68             (0.37)         973        0.80+         0.81%+          4.72+           2            1.67+
9.87             21.28          203        0.60              (a)         5.29           45            1.47
$9.68            (2.28)%     $4,001        1.54%           --            3.89%          34%           3.14%
10.30             4.64        4,718        1.45            --            3.76           40            2.55
10.22             9.56        4,915        1.42              (a)         3.92           19            2.02
9.70              4.45        5,319        1.35              (a)         4.16           31            1.99
9.68             (0.55)       6,761        1.35+         1.36%+          4.17+           2            2.22+
9.87             20.63        6,619        1.15              (a)         4.74           45            2.02
$9.68            (2.35)%     $  143        1.60%           --            3.83%          34%           3.14%
10.30             4.62           68        1.46            --            3.75           40            2.55
10.22             9.65           42        1.33              (a)         4.01           19            1.93
9.70              4.71           38        1.10              (a)         4.41           31            1.74
9.68             (0.49)          37        1.18+         1.18%+          4.34+           2            2.05+
9.87             20.62           64        1.15              (a)         4.74           45            2.02

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
TEXAS INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2000..............     $10.48        $0.49           $(0.48)           $ 0.01           $(0.49)        $(0.00)#
Year ended 3/31/1999..............      10.50         0.49             0.02              0.51            (0.49)         (0.04)
Year ended 3/31/1998..............      10.18         0.49             0.32              0.81            (0.49)            --
Year ended 3/31/1997..............      10.21         0.47            (0.03)             0.44            (0.47)            --
Period ended 3/31/1996(b).........      10.36         0.16            (0.15)             0.01            (0.16)            --
Year ended 11/30/1995.............       9.53         0.46             0.83              1.29            (0.46)            --
INVESTOR A SHARES
Year ended 3/31/2000..............     $10.48        $0.47           $(0.48)           $(0.01)          $(0.47)        $(0.00)#
Year ended 3/31/1999..............      10.50         0.47             0.02              0.49            (0.47)         (0.04)
Year ended 3/31/1998..............      10.18         0.47             0.32              0.79            (0.47)            --
Year ended 3/31/1997..............      10.21         0.45            (0.03)             0.42            (0.45)            --
Period ended 3/31/1996(b).........      10.36         0.15            (0.15)             0.00            (0.15)            --
Year ended 11/30/1995.............       9.53         0.44             0.83              1.27            (0.44)            --
INVESTOR B SHARES
Year ended 3/31/2000..............     $10.48        $0.40           $(0.48)           $(0.08)          $(0.40)        $(0.00)#
Year ended 3/31/1999..............      10.50         0.41             0.02              0.43            (0.41)         (0.04)
Year ended 3/31/1998..............      10.18         0.42             0.32              0.74            (0.42)            --
Year ended 3/31/1997..............      10.21         0.42            (0.03)             0.39            (0.42)            --
Period ended 3/31/1996(b).........      10.36         0.14            (0.15)            (0.01)           (0.14)            --
Year ended 11/30/1995.............       9.53         0.41             0.83              1.24            (0.41)            --
INVESTOR C SHARES
Year ended 3/31/2000..............     $10.48        $0.38           $(0.48)           $(0.10)          $(0.38)        $(0.00)#
Period ended 3/31/1999(c).........      10.50         0.40             0.02              0.42            (0.40)         (0.04)
Year ended 3/31/1998..............      10.18         0.42             0.32              0.74            (0.42)            --
Year ended 3/31/1997..............      10.21         0.42            (0.03)             0.39            (0.42)            --
Period ended 3/31/1996(b).........      10.36         0.14            (0.15)            (0.01)           (0.14)            --
Year ended 11/30/1995.............       9.53         0.41             0.83              1.24            (0.41)            --

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                 WITHOUT WAIVERS
                                                                                                 AND/OR EXPENSE
                                                                                                 REIMBURSEMENTS
                                                                                                 ---------------
                                                         RATIO OF     RATIO OF NET                  RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO    INCOME TO     PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET   AVERAGE NET    TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS         ASSETS        RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------
   $(0.49)         $10.00          0.17%    $326,323       0.50%(a)       4.84%         33%           0.72%
    (0.53)          10.48          4.98      391,431       0.50           4.66          22            0.68
    (0.49)          10.50          8.09      385,770       0.50           4.74          19            0.75
    (0.47)          10.18          4.37       24,764       0.50           4.59          34            0.84
    (0.16)          10.21          0.05       27,176       0.50+          4.52+         11            0.89+
    (0.46)          10.36         13.83       26,382       0.57(a)        4.62          64            0.83
   $(0.47)         $10.00         (0.06)%   $  6,075       0.73%(a)       4.61%         33%           0.97%
    (0.51)          10.48          4.77        6,909       0.70           4.46          22            0.93
    (0.47)          10.50          7.87        2,666       0.70           4.54          19            0.95
    (0.45)          10.18          4.17          909       0.70           4.39          34            1.04
    (0.15)          10.21         (0.02)         801       0.70+          4.32+         11            1.09+
    (0.44)          10.36         13.60          806       0.77(a)        4.42          64            1.03
   $(0.40)         $10.00         (0.74)%   $  2,005       1.42%(a)       3.92%         33%           1.72%
    (0.45)          10.48          4.15        2,137       1.30           3.86          22            1.68
    (0.42)          10.50          7.34        2,184       1.20           4.04          19            1.45
    (0.42)          10.18          3.87        2,182       1.00           4.09          34            1.34
    (0.14)          10.21         (0.12)       2,845       1.00+          4.02+         11            1.39+
    (0.41)          10.36         13.27        3,136       1.07(a)        4.12          64            1.33
   $(0.38)         $10.00         (0.86)%   $      3       1.50%(a)       3.84%         33%           1.72%
    (0.44)          10.48          4.14            3       1.33           3.83          22            1.68
    (0.42)          10.50          7.34          293       1.20           4.04          19            1.45
    (0.42)          10.18          3.87          591       1.00           4.09          34            1.34
    (0.14)          10.21         (0.12)         569       1.00+          4.02+         11            1.39+
    (0.41)          10.36         13.27          570       1.07(a)        4.12          64            1.33

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                       NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS
                                                         VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET
                                                       BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                       OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME
                                                       --------------------------------------------------------------------------
TEXAS MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2000(c)............................     $10.11        $0.48           $(0.55)           $(0.07)          $(0.48)
Year ended 3/31/1999...............................      10.04         0.46             0.07              0.53            (0.46)
Year ended 3/31/1998(c)............................       9.48         0.48             0.56              1.04            (0.48)
Year ended 3/31/1997...............................       9.49         0.48            (0.01)             0.47            (0.48)
Period ended 3/31/1996(b)..........................       9.70         0.16            (0.21)            (0.05)           (0.16)
Year ended 11/30/1995..............................       8.39         0.50             1.31              1.81            (0.50)
INVESTOR A SHARES
Year ended 3/31/2000(c)............................     $10.11        $0.45           $(0.55)           $(0.10)          $(0.45)
Year ended 3/31/1999...............................      10.04         0.44             0.07              0.51            (0.44)
Year ended 3/31/1998(c)............................       9.48         0.46             0.56              1.02            (0.46)
Year ended 3/31/1997...............................       9.49         0.46            (0.01)             0.45            (0.46)
Period ended 3/31/1996(b)..........................       9.70         0.15            (0.21)            (0.06)           (0.15)
Year ended 11/30/1995..............................       8.39         0.49             1.31              1.80            (0.49)
INVESTOR B SHARES
Year ended 3/31/2000(c)............................     $10.11        $0.39           $(0.55)           $(0.16)          $(0.39)
Year ended 3/31/1999...............................      10.04         0.38             0.07              0.45            (0.38)
Year ended 3/31/1998(c)............................       9.48         0.39             0.56              0.95            (0.39)
Year ended 3/31/1997...............................       9.49         0.40            (0.01)             0.39            (0.40)
Period ended 3/31/1996(b)..........................       9.70         0.13            (0.21)            (0.08)           (0.13)
Year ended 11/30/1995..............................       8.39         0.43             1.31              1.74            (0.43)
INVESTOR C SHARES
Year ended 3/31/2000(c)............................     $10.11        $0.38           $(0.55)           $(0.17)          $(0.38)
Year ended 3/31/1999...............................      10.04         0.38             0.07              0.45            (0.38)
Year ended 3/31/1998(c)............................       9.48         0.40             0.56              0.96            (0.40)
Year ended 3/31/1997...............................       9.49         0.43            (0.01)             0.42            (0.43)
Period ended 3/31/1996(b)..........................       9.70         0.14            (0.21)            (0.07)           (0.14)
Year ended 11/30/1995..............................       8.39         0.43             1.31              1.74            (0.43)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                 WITHOUT WAIVERS
                                                                                 AND/OR EXPENSE
                                                                                 REIMBURSEMENTS
                                                                                 ---------------
                                         RATIO OF     RATIO OF NET                  RATIO OF
                           NET ASSETS    OPERATING     INVESTMENT                   OPERATING
  NET ASSET                  END OF     EXPENSES TO    INCOME TO     PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET   AVERAGE NET    TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS         ASSETS        RATE        NET ASSETS
------------------------------------------------------------------------------------------------
   $ 9.56        (0.63)%    $ 7,868        0.60%(a)       4.95%         39%           1.75%
    10.11         5.41        9,393        0.60           4.59          34            1.25
    10.04        11.12        7,615        0.60(a)        4.83          33            1.07
     9.48         5.00        5,675        0.60(a)        4.99          52            1.03
     9.49        (0.55)       5,138        0.60+          4.92+          6            1.11+
     9.70        22.09        4,613        0.39(a)        5.45          50            1.05
   $ 9.56        (0.86)%    $   333        0.83%(a)       4.72%         39%           2.00%
    10.11         5.20          401        0.80           4.39          34            1.50
    10.04        10.90          419        0.80(a)        4.63          33            1.27
     9.48         4.78          371        0.80(a)        4.79          52            1.23
     9.49        (0.62)         317        0.80+          4.72+          6            1.31+
     9.70        21.85          351        0.59(a)        5.25          50            1.25
   $ 9.56        (1.56)%    $ 5,569        1.54%(a)       4.01%         39%           2.75%
    10.11         4.53        6,828        1.45           3.74          34            2.25
    10.04        10.23        8,804        1.42(a)        4.01          33            1.89
     9.48         4.21       10,090        1.35(a)        4.24          52            1.78
     9.49        (0.80)      11,838        1.35+          4.17+          6            1.86+
     9.70        21.19       12,587        1.14(a)        4.70          50            1.80
   $ 9.56        (1.62)%    $    84        1.60%(a)       3.95%         39%           2.75%
    10.11         4.51           84        1.46           3.73          34            2.25
    10.04        10.31           80        1.33(a)        4.10          33            1.80
     9.48         4.47           73        1.10(a)        4.49          52            1.53
     9.49        (0.74)          70        1.16+          4.36+          6            1.67+
     9.70        21.15           70        1.14(a)        4.70          50            1.80

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                      NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS     DISTRIBUTIONS
                                        VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET       FROM NET
                                      BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT      REALIZED
                                      OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME      CAPITAL GAINS
                                      -------------------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2000(c)...........     $10.98        $0.50           $(0.47)           $ 0.03           $(0.50)        $(0.00)#
Year ended 3/31/1999..............      10.92         0.50             0.06              0.56            (0.50)            --
Year ended 3/31/1998..............      10.59         0.51             0.33              0.84            (0.51)            --
Year ended 3/31/1997..............      10.69         0.51            (0.10)             0.41            (0.51)            --
Period ended 3/31/1996(b).........      10.83         0.17            (0.14)             0.03            (0.17)            --
Year ended 11/30/1995.............       9.94         0.51             0.89              1.40            (0.51)         (0.00)#
INVESTOR A SHARES
Year ended 3/31/2000(c)...........     $10.98        $0.47           $(0.47)           $ 0.00           $(0.47)        $(0.00)#
Year ended 3/31/1999(c)...........      10.92         0.47             0.07              0.54            (0.48)            --
Year ended 3/31/1998..............      10.59         0.49             0.33              0.82            (0.49)            --
Year ended 3/31/1997..............      10.69         0.49            (0.10)             0.39            (0.49)            --
Period ended 3/31/1996(b).........      10.83         0.16            (0.14)             0.02            (0.16)            --
Year ended 11/30/1995.............       9.94         0.49             0.89              1.38            (0.49)         (0.00)#
INVESTOR B SHARES
Year ended 3/31/2000(c)...........     $10.98        $0.40           $(0.47)           $(0.07)          $(0.40)        $(0.00)#
Year ended 3/31/1999..............      10.92         0.41             0.06              0.47            (0.41)            --
Year ended 3/31/1998(c)...........      10.59         0.44             0.33              0.77            (0.44)            --
Year ended 3/31/1997..............      10.69         0.46            (0.10)             0.36            (0.46)            --
Period ended 3/31/1996(b).........      10.83         0.15            (0.14)             0.01            (0.15)            --
Year ended 11/30/1995.............       9.94         0.46             0.89              1.35            (0.46)         (0.00)#
INVESTOR C SHARES
Year ended 3/31/2000(c)...........     $10.98        $0.39           $(0.47)           $(0.08)          $(0.39)        $(0.00)#
Year ended 3/31/1999(c)...........      10.92         0.39             0.08              0.47            (0.41)            --
Year ended 3/31/1998(c)...........      10.59         0.44             0.33              0.77            (0.44)            --
Year ended 3/31/1997..............      10.69         0.46            (0.10)             0.36            (0.46)            --
Period ended 3/31/1996(b).........      10.83         0.15            (0.14)             0.01            (0.15)            --
Year ended 11/30/1995.............       9.94         0.46             0.89              1.35            (0.46)         (0.00)#

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  # Amount represents less than $0.01 per share.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                                 WITHOUT WAIVERS
                                                                                                 AND/OR EXPENSE
                                                                                                 REIMBURSEMENTS
                                                                                                 ---------------
                                                         RATIO OF     RATIO OF NET                  RATIO OF
    TOTAL                                  NET ASSETS    OPERATING     INVESTMENT                   OPERATING
  DIVIDENDS       NET ASSET                  END OF     EXPENSES TO    INCOME TO     PORTFOLIO     EXPENSES TO
     AND            VALUE        TOTAL       PERIOD     AVERAGE NET   AVERAGE NET    TURNOVER        AVERAGE
DISTRIBUTIONS   END OF PERIOD   RETURN++     (000)        ASSETS         ASSETS        RATE        NET ASSETS
----------------------------------------------------------------------------------------------------------------
   $(0.50)         $10.51         0.29%     $228,698       0.50%(a)       4.66%         23%           0.73%
    (0.50)          10.98         5.21       227,299       0.50(a)        4.54           5            0.70
    (0.51)          10.92         8.12       170,969       0.50(a)        4.77          21            0.74
    (0.51)          10.59         3.92       148,701       0.50(a)        4.79          20            0.74
    (0.17)          10.69         0.27       155,464       0.50+(a)       4.72+          2            0.76+
    (0.51)          10.83        14.39       157,252       0.56(a)        4.87          22            0.74
   $(0.47)         $10.51         0.06%     $ 46,663       0.73%(a)       4.43%         23%           0.98%
    (0.48)          10.98         5.00        56,733       0.70(a)        4.34           5            0.95
    (0.49)          10.92         7.91        54,080       0.70(a)        4.57          21            0.94
    (0.49)          10.59         3.71        55,791       0.70(a)        4.59          20            0.94
    (0.16)          10.69         0.20        68,003       0.70+(a)       4.52+          2            0.96+
    (0.49)          10.83        14.16        73,253       0.76(a)        4.67          22            0.94
   $(0.40)         $10.51        (0.63)%    $  9,073       1.41%(a)       3.75%         23%           1.73%
    (0.41)          10.98         4.38        10,296       1.30(a)        3.74           5            1.70
    (0.44)          10.92         7.37         9,643       1.20(a)        4.07          21            1.44
    (0.46)          10.59         3.40        10,516       1.00(a)        4.29          20            1.24
    (0.15)          10.69         0.10        11,926       1.00+(a)       4.22+          2            1.26+
    (0.46)          10.83        13.82        12,163       1.06(a)        4.37          22            1.24
   $(0.39)         $10.51        (0.71)%    $    759       1.50%(a)       3.66%         23%           1.73%
    (0.41)          10.98         4.36         1,100       1.34(a)        3.70           5            1.70
    (0.44)          10.92         7.37         1,949       1.20(a)        4.07          21            1.44
    (0.46)          10.59         3.40         6,463       1.00(a)        4.29          20            1.24
    (0.15)          10.69         0.10         6,909       1.00+(a)       4.22+          2            1.26+
    (0.46)          10.83        13.82         7,152       1.06(a)        4.37          22            1.24

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                       NET ASSET                   NET REALIZED      NET INCREASE/     DIVIDENDS
                                                         VALUE         NET        AND UNREALIZED     (DECREASE) IN      FROM NET
                                                       BEGINNING    INVESTMENT    GAIN/(LOSS) ON    NET ASSET VALUE    INVESTMENT
                                                       OF PERIOD      INCOME       INVESTMENTS      FROM OPERATIONS      INCOME
                                                       --------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND
PRIMARY A SHARES
Year ended 3/31/2000(c)............................      $9.99        $0.46           $(0.54)           $(0.08)          $(0.46)
Year ended 3/31/1999...............................       9.95         0.47             0.04              0.51            (0.47)
Year ended 3/31/1998...............................       9.40         0.47             0.55              1.02            (0.47)
Year ended 3/31/1997...............................       9.38         0.48             0.02              0.50            (0.48)
Period ended 3/31/1996(b)..........................       9.62         0.16            (0.24)            (0.08)           (0.16)
Year ended 11/30/1995..............................       8.29         0.51             1.33              1.84            (0.51)
INVESTOR A SHARES
Year ended 3/31/2000(c)............................      $9.99        $0.39           $(0.55)           $(0.16)          $(0.39)
Year ended 3/31/1999(c)............................       9.95         0.45             0.04              0.49            (0.45)
Year ended 3/31/1998(c)............................       9.40         0.45             0.55              1.00            (0.45)
Year ended 3/31/1997...............................       9.38         0.46             0.02              0.48            (0.46)
Period ended 3/31/1996(b)..........................       9.62         0.16            (0.24)            (0.08)           (0.16)
Year ended 11/30/1995..............................       8.29         0.49             1.33              1.82            (0.49)
INVESTOR B SHARES
Year ended 3/31/2000(c)............................      $9.99        $0.38           $(0.54)           $(0.16)          $(0.38)
Year ended 3/31/1999...............................       9.95         0.38             0.04              0.42            (0.38)
Year ended 3/31/1998(c)............................       9.40         0.39             0.55              0.94            (0.39)
Year ended 3/31/1997...............................       9.38         0.41             0.02              0.43            (0.41)
Period ended 3/31/1996(b)..........................       9.62         0.14            (0.24)            (0.10)           (0.14)
Year ended 11/30/1995..............................       8.29         0.44             1.33              1.77            (0.44)
INVESTOR C SHARES
Year ended 3/31/2000(c)............................      $9.99        $0.38           $(0.54)           $(0.16)          $(0.38)
Year ended 3/31/1999...............................       9.95         0.37             0.04              0.41            (0.37)
Year ended 3/31/1998(c)............................       9.40         0.40             0.55              0.95            (0.40)
Year ended 3/31/1997...............................       9.38         0.43             0.02              0.45            (0.43)
Period ended 3/31/1996(b)..........................       9.62         0.14            (0.24)            (0.10)           (0.14)
Year ended 11/30/1995..............................       8.29         0.44             1.33              1.77            (0.44)

---------------

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (c) Per share net investment income has been calculated using the monthly average shares method.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                                               WITHOUT WAIVERS
                                                       RATIO OF                                AND/OR EXPENSE
                                                       OPERATING                               REIMBURSEMENTS
                                                      EXPENSES TO                              ---------------
                                         RATIO OF     AVERAGE NET   RATIO OF NET                  RATIO OF
                           NET ASSETS    OPERATING      ASSETS       INVESTMENT                   OPERATING
  NET ASSET                  END OF     EXPENSES TO    INCLUDING     INCOME TO     PORTFOLIO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET    INTEREST     AVERAGE NET    TURNOVER        AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS        EXPENSE        ASSETS        RATE        NET ASSETS
--------------------------------------------------------------------------------------------------------------
9.45$.....        0.69%     $16,378         0.60%          --           4.87%         21%           1.35%
9.99.....         5.18       12,992         0.60             (a)        4.66          11            1.11
9.95.....        11.11       11,026         0.59             (a)        4.86           9            0.96
9.40.....         5.44        5,726         0.60             (a)        5.10          37            0.98
9.38.....        (0.84)       3,296         0.60+        0.61+          5.06+          8            1.07+
9.62.....        22.63        3,527         0.39             (a)        5.51          16            1.04
9.44$.....        1.02%     $   590         0.83%          --           4.64%         21%           1.60%
9.99.....         4.98          965         0.80             (a)        4.46          11            1.36
9.95.....        10.88        1,222         0.79             (a)        4.66           9            1.16
9.40.....         5.23          726         0.80             (a)        4.90          37            1.18
9.38.....        (0.91)         661         0.80+        0.81+          4.86+          8            1.27+
9.62.....        22.39          650         0.59             (a)        5.31          16            1.24
9.45$.....        1.61%     $10,608         1.53%          --           3.94%         21%           2.35%
9.99.....         4.30       13,499         1.45             (a)        3.81          11            2.11
9.95.....        10.21       13,082         1.41             (a)        4.04           9            1.78
9.40.....         4.65       13,972         1.35             (a)        4.35          37            1.73
9.38.....        (1.09)      15,938         1.35+        1.36+          4.31+          8            1.82+
9.62.....        21.72       16,489         1.14             (a)        4.76          16            1.79
9.45$.....        1.58%     $     3         1.60%          --           3.87%         21%           2.35%
9.99.....         4.21            3         1.45             (a)        3.81          11            2.11
9.95.....        10.31            3         1.32             (a)        4.13           9            1.69
9.40.....         4.92           45         1.10             (a)        4.60          37            1.48
9.38.....        (1.03)          43         1.16+        1.17+          4.50+          8            1.63+
9.62.....        21.71           34         1.14             (a)        4.76          16            1.79

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS

Nations Fund Trust (the "Trust") and Nations Reserves ("Reserves") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At March 31, 2000, the Trust offered thirty-six separate portfolios and Reserves offered sixteen separate portfolios. These financial statements pertain only to the municipal bond portfolios of the Trust and Reserves: Short-Term Municipal Income Fund, Intermediate Municipal Bond Fund, Municipal Income Fund, California Municipal Bond Fund, Florida Intermediate Municipal Bond Fund, Florida Municipal Bond Fund, Georgia Intermediate Municipal Bond Fund, Georgia Municipal Bond Fund, Maryland Intermediate Municipal Bond Fund, Maryland Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund, North Carolina Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund, South Carolina Municipal Bond Fund, Tennessee Intermediate Municipal Bond Fund, Tennessee Municipal Bond Fund, Texas Intermediate Municipal Bond Fund, Texas Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust and Reserves are presented under separate cover. The Funds currently offer four classes of shares: Primary A Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make certain estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are generally valued by an independent pricing service. These valuations are based upon a matrix system and/or appraisals which take into consideration such factors as yields, prices, maturities, redemption features and credit ratings on comparable securities. Certain securities may be valued based upon quotes provided by one or more principal market makers. Restricted securities, securities for which market quotations are not readily available, and certain other assets may be valued under procedures adopted by the Boards of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost, which approximates current market value.

A Fund's municipal holdings may include obligations of issuers that rely in whole or in part for payment of interest and principal on state specific revenues, real property taxes, revenues from particular institutions, such as healthcare institutions, or obligations secured by mortgages on real property. Consequently, the impact of changes in state law or regulations or the economic conditions in a particular state should be considered.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs its custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized capital gains (including net short-term capital gains), at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Certain reclassifications are made to each Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under Federal income tax regulations. These reclassifications are due to different book and tax accounting for market

NATIONS FUNDS
discount, dividends and use of the tax accounting practice known as equalization.

Reclassifications for the period ended March 31, 2000 were as follows:

                                           INCREASE/
                                          (DECREASE)      INCREASE/
                            INCREASE/    UNDISTRIBUTED    (DECREASE)
                            (DECREASE)        NET        ACCUMULATED
                             PAID-IN      INVESTMENT     NET REALIZED
                             CAPITAL        INCOME       GAIN/(LOSS)
                              (000)          (000)          (000)
                            -----------------------------------------
Short-Term Municipal
  Income..................     $ --          $  1           $  (1)
Intermediate Municipal
  Bond....................       --            41             (41)
Municipal Income..........       --           333            (333)
California Municipal
  Bond....................      223            21            (244)
Florida Intermediate
  Municipal Bond..........       --            12             (12)
Florida Municipal Bond....       --            39             (39)
Georgia Intermediate
  Municipal Bond..........       --            86             (86)
Georgia Municipal Bond....       --            40             (40)
Maryland Intermediate
  Municipal Bond..........       (5)           (2)              7
Maryland Municipal Bond...       --             6              (6)
North Carolina
  Intermediate Municipal
  Bond....................       --           209            (209)
North Carolina Municipal
  Bond....................       --            --              --
South Carolina
  Intermediate Municipal
  Bond....................       --           187            (187)
South Carolina Municipal
  Bond....................       --             4              (4)
Tennessee Intermediate
  Municipal Bond..........       --            (1)              1
Tennessee Municipal
  Bond....................       --            --              --
Texas Intermediate
  Municipal Bond..........       --           185            (185)
Texas Municipal Bond......       --            17             (17)
Virginia Intermediate
  Municipal Bond..........       --           (12)             12
Virginia Municipal Bond...       --            62             (62)

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to shareholders. Therefore, no provision is made for Federal income or excise taxes.

Expenses: General expenses of the Trust and Reserves are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Trust and Reserves have each entered into an investment advisory agreement (the "Investment Advisory Agreements") with Banc of America Advisors, Inc. ("BAAI"), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America"), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreement, BAAI is entitled to receive an advisory fee, calculated daily and payable monthly, based on the following annual rates multiplied by the average daily net assets of each Fund:

                                              ANNUAL RATE
                                              -----------
Short-Term Municipal Income.................     0.30%
Intermediate Municipal Bond and eight
  single-state Intermediate Municipal Bond
  Funds.....................................     0.40%
Municipal Income and nine single-state
  Municipal Bond Funds......................     0.50%

Effective May 14, 1999, the maximum advisory fee payable by the Funds decreased by 0.10% of the Funds' average daily net assets (except for Short-Term Municipal Income, which decreased by 0.20%). The table above shows the current maximum annual rate.

The Trust and Reserves have each entered into a sub-advisory agreement with BAAI and Banc of America Capital Management, Inc. ("BACAP") (formerly known as TradeStreet Investment Associates, Inc.), a wholly-owned subsidiary of Bank of America, pursuant to which BACAP is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.07% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of the Trust and Reserves. Under the co-administration agreements, Stephens and BAAI are currently entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.22% of each Fund's average daily net assets. Effective May 14, 1999, the combined co-administration fee payable by the Funds to Stephens and BAAI increased by 0.10% of the Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust and Reserves pursuant to agreements with BAAI. For the period ended March 31, 2000, Stephens and BAAI earned $1,560,685 and $3,787,224, respectively, from the Funds for their co-administration services.

NATIONS FUNDS

BAAI and/or the sub-adviser and Stephens may, from time to time, reduce their fees payable by each Fund. Effective August 1, 1999, BAAI and/or the sub-adviser and Stephens agreed to reimburse expenses and/or waive their fees until July 31, 2000 to the extent that total expenses (excluding shareholder servicing and distribution fees) as an annualized percentage of the respective Fund's average daily net assets, exceeded the following percentages: 0.40% for the Short-Term Municipal Income Fund, 0.50% for the Intermediate Municipal Bond Fund and the eight single-state Intermediate Municipal Bond Funds and 0.60% for the Municipal Income Fund and the nine single-state Municipal Bond Funds. Prior to that date, BAAI and/or the sub-adviser and Stephens had voluntarily agreed to reimburse expenses and/or waive their fees to maintain these total expense limits.

BNY also serves as the custodian of the Trust's and Reserves' assets.

Effective December 1, 1999, First Data Investor Services Group, Inc., ("First Data"), the transfer agent for the Funds' shares, was acquired by PFPC, Inc. ("PFPC"). PFPC provides the same services as the transfer agent for the Funds' shares as were previously provided by First Data. Bank of America serves as the sub-transfer agent for the Primary A Shares of the Funds. For the period ended March 31, 2000, Bank of America earned approximately $82,870 for providing such services.

Stephens also serves as distributor of the Funds' shares. For the period ended March 31, 2000, the Funds were informed that the distributor received $10,714,068 in front end sales charges for sales of Investor A Shares and $368,150 in contingent deferred sales charges from redemption of shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of Bank of America.

The Trust's and Reserves' eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, a portfolio of Nations Fund, Inc., another registered investment company in the Nations' Funds Family. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations.

Certain Funds have made daily investments of cash balances in Nations Municipal Reserves, a portfolio of Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. For the period ended March 31, 2000, the Funds earned $1,077,698 in the aggregate from such investments, which is included in interest income.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust and Reserves have each adopted shareholder servicing plans and distribution plans for the Investor A, Investor B and Investor C Shares of each Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor (and for Investor A Shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments under the Investor A shareholder servicing and distribution plan are limited to 0.25% of Investor A average daily net assets. Payments under the shareholder servicing plan and distribution plan, respectively, for both Investor B and Investor C Shares are limited to 0.25% and 0.75% of each respective class's average daily net assets. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Boards of Trustees, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

NATIONS FUNDS

At March 31, 2000, the rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                     CURRENT      PLAN
                                      RATE        LIMIT
                                     ------------------
Investor A Combined Distribution
  and Shareholder Servicing Plan...
  Municipal Income and California
    Municipal Bond.................   0.20%       0.25%
  All other funds..................   0.25%*      0.25%
Investor B and Investor C
  Shareholder Servicing Plans......   0.25%       0.25%
Investor B Distribution Plan:
  Short-Term Municipal Income......   0.75%**     0.75%
  Intermediate Municipal Bond and
    the eight single-State
    Intermediate Municipal Bond
    Funds..........................   0.75%***    0.75%
  Municipal Income and the eight
    single-state Municipal Bond
    Funds..........................   0.75%***    0.75%
  California Municipal Bond........   0.60%       0.75%
Investor C Distribution Plan.......   0.75%       0.75%

---------------

 * Reflects a rate change effective September 1, 1999 from 0.20%. In addition, a separate shareholder servicing plan has been adopted for the Investor A Shares of Short-Term Municipal Income.

 ** Reflects rate changes commencing September 1, 1999 from 0.10%.

*** Reflects rate changes effective September 1, 1999 from 0.55% for
    Intermediate Municipal Bond Fund and the eight single-state Intermediate Municipal Bond Funds and 0.60% for Municipal Income and the eight single-state Municipal Bond Funds.

4.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding long-term U.S. government and short-term investments, for the period ended March 31, 2000 were as follows:

                                  PURCHASES     SALES
                                    (000)       (000)
                                  ---------------------
Short-Term Municipal Income.....  $114,486     $103,972
Intermediate Municipal Bond.....   257,338      272,833
Municipal Income................   223,471      246,062
California Municipal Bond.......    63,256       75,558
Florida Intermediate Municipal
  Bond..........................    28,257       42,792
Florida Municipal Bond..........    25,914       33,386
Georgia Intermediate Municipal
  Bond..........................    39,087       44,448
Georgia Municipal Bond..........    13,863       11,231
Maryland Intermediate Municipal
  Bond..........................    40,654       45,627

                                  PURCHASES     SALES
                                    (000)       (000)
                                  ---------------------
Maryland Municipal Bond.........    20,780       17,387
North Carolina Intermediate
  Municipal Bond................    36,223       48,632
North Carolina Municipal Bond...    15,891       14,665
South Carolina Intermediate
  Municipal Bond................    33,750       61,545
South Carolina Municipal Bond...    37,036       20,916
Tennessee Intermediate Municipal
  Bond..........................    23,852       28,055
Tennessee Municipal Bond........     4,427        3,404
Texas Intermediate Municipal
  Bond..........................   117,897      167,518
Texas Municipal Bond............     5,748        7,135
Virginia Intermediate Municipal
  Bond..........................    73,227       63,182
Virginia Municipal Bond.........     9,309        5,247

There were no purchases and sales of long-term U.S. government securities for the year ended March 31, 2000.

5.  SHARES OF BENEFICIAL INTEREST

As of March 31, 2000, an unlimited number of shares of beneficial interest without par value were authorized for each of the Trust and Reserves. The Trust's and Reserves' Declarations of Trust authorize the Boards of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

6.  LINES OF CREDIT

The Trust and Reserves each participate with other Nations Funds in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 net assets (not including amounts borrowed pursuant to the Agreement) to the aggregate amount of indebtedness pursuant to the Agreement.

At March 31, 2000, there were no loans outstanding under this Agreement. For the period ended March 31,

NATIONS FUNDS

2000, borrowings by the Funds under the Agreement were as follows:

                                      AVERAGE
                                      AMOUNT       AVERAGE
                                    OUTSTANDING    INTEREST
               FUND                    (000)         RATE
-----------------------------------------------------------
Short-Term Municipal Income.......      $88          5.39%
Intermediate Municipal Bond.......       29          5.72
Municipal Income..................       97          5.41
California Municipal Bond.........        9          5.93
Florida Intermediate Municipal
  Bond............................       48          5.74
Florida Municipal Bond............        9          5.78
Georgia Intermediate Municipal
  Bond............................       76          5.57
North Carolina Intermediate
  Municipal Bond..................       69          5.68
North Carolina Municipal Bond.....       27          6.13
South Carolina Intermediate
  Municipal Bond..................       28          5.94
South Carolina Municipal Bond.....       19          6.07
Tennessee Intermediate Municipal
  Bond............................        7          5.52
Texas Intermediate Municipal
  Bond............................       91          5.60
Texas Municipal Bond..............        8          5.63

The average amount outstanding was calculated based on daily balances in the period.

The Trust and Reserves also participate with other Nations Funds in a committed line of credit provided by BNY. Interest on borrowings under the committed line is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. A facility fee of 0.09% per annum of the total amounts available under the line of credit is charged, of which each Fund has agreed to pay its pro rata share. This fee is paid quarterly in arrears. Each participating Fund is required to maintain an asset coverage ratio of at least 300% under the terms of the arrangement. For the period ended March 31, 2000, there were no borrowings by the Funds under the committed line of credit.

7.  CAPITAL LOSS CARRYFORWARD

At March 31, 2000, the following Funds had available for Federal income tax purposes the following unused capital losses expiring March 31:

                                                          2001    2002    2003    2004    2005    2006    2007     2008
                          FUND                            (000)   (000)   (000)   (000)   (000)   (000)   (000)   (000)
------------------------------------------------------------------------------------------------------------------------
Short-Term Municipal Income.............................    --      --      --    $ 25      --      --      --        --
Intermediate Municipal Bond.............................    --      --      --      --      --      --      --    $2,425
Municipal Income........................................    --      --      --      --      --      --      --     1,402
California Municipal Bond...............................    --      --      --      --      --      --      --     1,074
Florida Intermediate Municipal Bond.....................    --      --      --     498      22      --      --       717
Georgia Intermediate Municipal Bond.....................    --      --      --      --      --      --      --       516
Georgia Municipal Bond..................................    --      --     189      --      --      --      --       258
Maryland Intermediate Municipal Bond....................    --      --      --      --      --      --      --       209
Maryland Municipal Bond.................................    --      --      --      --      --      --      --       149
North Carolina Intermediate Municipal Bond..............    --      --      --      --      --      --      --       366
North Carolina Municipal Bond...........................    --     208     425      --      --      --     207        --
South Carolina Intermediate Municipal Bond..............    --      --      --      --      --      --      --        15
South Carolina Municipal Bond...........................    --      --      --      --      --      15      --       112
Tennessee Intermediate Municipal Bond...................    --      --      --      --      --      --      --       315
Tennessee Municipal Bond................................    --      --      25      --      --      --      --        63
Texas Intermediate Municipal Bond.......................    --      --      --      --      --      --      --     1,036
Texas Municipal Bond....................................    --      92     132      --      --      --      --        83
Virginia Intermediate Municipal Bond....................    --      --      --      --      --      --      --       232
Virginia Municipal Bond.................................    --     326      77      12      63      --      --       139

NATIONS FUNDS

At March 31, 2000, the following Funds utilized capital losses during the year as follows:

                                                              CAPITAL
                                                               LOSSES
                                                              UTILIZED
FUND                                                           (000)
----------------------------------------------------------------------
Short-Term Municipal Income.................................    $119
North Carolina Municipal Bond...............................      27
Florida Municipal Bond......................................     281

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended March 31, 2000, the following Funds elected to defer losses occurring between November 1, 1999 and March 31, 2000 under these rules:

                                                              POST-OCTOBER
                                                              CAPITAL LOSS
                                                                DEFERRAL
FUND                                                             (000)
--------------------------------------------------------------------------
Short Term Municipal Income.................................     $  214
Florida Intermediate Municipal Bond.........................        325
Georgia Intermediate Municipal Bond.........................        664
Georgia Municipal Bond......................................        521
Maryland Intermediate Municipal Bond........................      1,488
Maryland Municipal Bond.....................................        561
Municipal Income............................................      4,788
North Carolina Intermediate Municipal Bond..................        786
North Carolina Municipal Bond...............................        750
South Carolina Intermediate Municipal Bond..................         69
South Carolina Municipal Bond...............................        460
Tennessee Intermediate Municipal Bond.......................         53
Texas Intermediate Municipal Bond...........................      2,486
Texas Municipal Bond........................................        179
Virginia Intermediate Municipal Bond........................      1,920
Virginia Municipal Bond.....................................         93

8.  REORGANIZATIONS

CONVERSION OF COMMON TRUST FUNDS

On June 19, 1998, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets of certain common trust funds, managed by NationsBank, N.A., also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the conversion date were as follows:

                                                                                     TOTAL NET ASSETS
                                              TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
                                              OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER CONVERSION    UNREALIZED APPRECIATION
   ACQUIRING FUND         ACQUIRED FUND            (000)               (000)               (000)                  (000)
--------------------------------------------------------------------------------------------------------------------------------
Municipal              NationsBank Common
Income                 Trust Municipal Bond
                       Fund                       $135,044           $516,163            $651,207                $10,717
Maryland Intermediate  NationsBank Common
Municipal Bond         Trust Intermediate
                       Municipal Bond Fund          93,840            107,066             200,906                  4,791

NATIONS FUNDS

On June 19, 1998, the Virginia Intermediate Municipal Bond Fund (the "Acquiring Fund"), acquired the assets of the NationsBank Common Trust Virginia Municipal Bond Fund (the "Acquired Fund"), managed by NationsBank, N.A., in a taxable exchange for shares of the Acquiring Fund. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets as of the conversion date of the Acquired Fund and the Acquiring Fund prior to conversion, and the Acquiring Fund immediately after the conversion, were $4,781,000, $247,135,000 and $251,916,000, respectively.

ACQUISITION OF THE EMERALD FUNDS

On May 15, 1998, the Florida Municipal Bond Fund (the "Acquiring Fund"), acquired the assets and certain liabilities of The Emerald Florida Tax-Exempt Fund (the "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                         TOTAL NET ASSETS
  TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
  OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   UNREALIZED APPRECIATION
       (000)               (000)               (000)                  (000)
  ----------------------------------------------------------------------------------
      $118,966            $47,709            $166,675                $8,880

ACQUISITION OF THE PACIFIC HORIZON FUNDS

On May 14, 1999, the Municipal Income Fund (the "Acquiring Fund"), acquired the assets and liabilities of the Pacific Horizon National Municipal Bond Fund (the "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                         TOTAL NET ASSETS
  TOTAL NET ASSETS   TOTAL NET ASSETS    OF ACQUIRING FUND        ACQUIRED FUND
  OF ACQUIRED FUND   OF ACQUIRING FUND   AFTER ACQUISITION   UNREALIZED APPRECIATION
       (000)               (000)               (000)                  (000)
  ----------------------------------------------------------------------------------
      $19,123            $664,545            $683,668                 $621

On May 21, 1999, the California Municipal Bond Fund, a newly established portfolio, acquired the assets and liabilities of the Pacific Horizon California Municipal Bond Fund pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of California Municipal Bond Fund in an amount equal to the value of the outstanding shares of the Pacific Horizon California Municipal Bond Fund. The financial statements of the California Municipal Bond Fund reflect the historical financial results of the Pacific Horizon California Municipal Bond Fund prior to the reorganization.

  PACIFIC HORIZON FUND SHARE CLASS   CORRESPONDING RESERVES SHARE CLASS
  ---------------------------------------------------------------------
  California Municipal Bond          Nations California Municipal Bond
    A Shares                           Investor A Shares
    B Shares                           Investor B Shares

NATIONS FUNDS
  REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES OF NATIONS FUND TRUST

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the twenty municipal bond portfolios (constituting part of Nations Fund Trust or Nations Institutional Reserves, hereafter referred to as the "Trust") at March 31, 2000, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
May 19, 2000

NATIONS FUNDS
  TAX INFORMATION (UNAUDITED)

For the year ended March 31, 2000, all of the distributions made from net investment income of the Nations Municipal Bond Funds are tax exempt for Federal income tax purposes. A portion of the income may be subject to Federal Alternative Minimum Tax. For the year ended March 31, 2000, the amount of long-term capital gain distributions designated by the Trust is as follows:

                                                               LONG-TERM
                                                              CAPITAL GAIN
                                                              DISTRIBUTION
FUND                                                          DESIGNATION
--------------------------------------------------------------------------
Intermediate Municipal Bond.................................   $1,403,832
Municipal Income Fund.......................................      784,809
California Municipal Bond...................................      767,012
Georgia Intermediate Municipal Bond.........................      190,425
Maryland Intermediate Municipal Bond........................       87,653
Maryland Municipal Bond.....................................       20,143
North Carolina Intermediate Municipal Bond..................      318,858
South Carolina Intermediate Municipal Bond..................      370,538
Tennessee Intermediate Municipal Bond.......................       50,188
Texas Intermediate Municipal Bond...........................       87,460
Virginia Intermediate Municipal Bond........................       15,726

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

                     [This page intentionally left blank.]

               P.O. Box 34602
               Charlotte, NC 28254-4602
               Toll free 1.800.321.7854

NATIONS FUNDS








MUNIAR (3/00)